UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Municipal Securities	6,781,894,745	6,781,894,745
1.4%		Other Investments	99,500,000	99,500,000

100.1%		Total Investments	6,881,394,745	6,881,394,745
(0	.1)%	Other Assets and Liabilities, Net		(9,291,498)

100.0%		Net Assets		6,872,103,247

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 98.7% of net assets

California 98.4%
Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.31%, 10/07/10, 11/01/13 (a)(b)	2,360,000	2,360,000
RB (JMS Family)
Series 1995A
0.31%, 10/07/10, 10/01/25 (a)(b)	1,000,000	1,000,000
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes
Series A
0.34%, 10/01/10 (b)	8,000,000	8,000,000
Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.28%, 10/07/10, 10/01/31 (a)(b)(c)(d)	28,577,000	28,577,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.28%, 10/07/10, 05/15/27 (a)(b)	3,195,000	3,195,000
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.28%, 10/07/10, 05/15/27 (a)(b)	1,740,000	1,740,000
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.30%, 10/07/10, 11/15/28 (a)(b)	5,500,000	5,500,000
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
0.28%, 10/07/10, 10/01/26 (a)(b)(c)(d)	15,000,000	15,000,000
RB (Anaheim Electric System Distribution Facilities)
Series 2009A
0.27%, 10/07/10, 04/01/33 (a)(c)(d)	5,870,000	5,870,000
Second Lien RB (Anaheim Electric System Distribution Facilities)
Series 2004
0.28%, 10/07/10, 10/01/13 (a)(b)(c)(d)	495,000	495,000
Sub Lease RB (Anaheim Public Improvements)
Series 1997C
0.28%, 10/07/10, 09/01/30 (a)(b)(c)(d)	14,916,000	14,916,000
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
0.28%, 10/07/10, 08/01/15 (a)(b)(c)(d)	5,280,000	5,280,000
Assoc of Bay Area Governments
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.31%, 10/07/10, 07/15/35 (a)(b)	7,620,000	7,620,000
M/F Housing RB (Darling Florist Building)
Series 2002A
0.31%, 10/07/10, 07/15/35 (a)(b)	4,710,000	4,710,000
M/F Housing RB (GAIA Building)
Series 2000A
0.31%, 10/07/10, 09/15/32 (a)(b)	2,100,000	2,100,000
M/F Housing RB (Miramar Apts)
Series 2000A
0.28%, 10/07/10, 03/15/33 (a)(b)	6,600,000	6,600,000
M/F Housing RB (Mountain View Apts)
Series 1997A
0.50%, 10/07/10, 08/01/27 (a)(b)	5,365,000	5,365,000
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.31%, 10/07/10, 05/15/33 (a)(b)	3,790,000	3,790,000
RB (Pacific Primary)
Series 2008
0.43%, 10/07/10, 09/01/38 (a)(b)	4,550,000	4,550,000
RB (Public Policy Institute)
Series 2001A
0.27%, 10/07/10, 11/01/31 (a)(b)	12,765,000	12,765,000
Refunding RB (Eskaton Properties)
Series 2008A
0.29%, 10/07/10, 05/15/29 (a)(b)	10,750,000	10,750,000
Refunding RB (Eskaton Properties)
Series 2008B
0.29%, 10/07/10, 11/15/35 (a)(b)	15,600,000	15,600,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Bakersfield
Wastewater RB
Series 2007A
0.53%, 10/07/10, 03/10/16 (a)(b)(c)(d)	10,630,000	10,630,000
0.28%, 10/07/10, 03/15/16 (a)(b)(c)(d)	3,500,000	3,500,000
Bay Area Toll Auth
Toll Bridge RB
Series 2006F
0.27%, 10/07/10, 10/01/14 (a)(c)(d)	2,500,000	2,500,000
0.27%, 10/07/10, 04/01/31 (a)(c)(d)	16,985,000	16,985,000
Toll Bridge RB
Series 2006F & 2007F
0.27%, 10/07/10, 04/01/15 (a)(c)(d)	2,830,000	2,830,000
Toll Bridge RB
Series 2007F
0.27%, 10/07/10, 04/01/15 (a)(c)(d)	6,500,000	6,500,000
Toll Bridge RB
Series 2007F, 2008F1, 2009F1
0.27%, 10/07/10, 04/01/31 (a)(c)(d)	23,865,000	23,865,000
Toll Bridge RB
Series 2008F1
0.27%, 10/07/10, 04/01/47 (a)(c)(d)	5,000,000	5,000,000
0.45%, 11/04/10, 04/01/47 (c)(d)	9,880,000	9,880,000
Toll Bridge RB
Series 2009F1
0.28%, 10/07/10, 04/27/17 (a)(c)(d)	18,345,000	18,345,000
0.50%, 01/27/11, 04/01/39 (c)(d)	28,080,000	28,080,000
California
GO Bonds
0.27%, 10/07/10, 08/01/13 (a)(b)(c)(d)	20,000,000	20,000,000
0.26%, 10/07/10, 03/01/14 (a)(b)(c)(d)	10,195,000	10,195,000
0.45%, 06/23/11, 06/01/27 (b)(c)(d)	23,825,000	23,825,000
0.27%, 10/07/10, 08/01/31 (a)(b)(c)(d)	17,000,000	17,000,000
GO CP Notes
0.32%, 10/01/10 (b)	50,850,000	50,850,000
0.32%, 10/04/10 (b)	58,900,000	58,900,000
0.30%, 10/06/10 (b)	31,121,000	31,121,000
0.32%, 10/06/10 (b)	15,000,000	15,000,000
0.32%, 10/08/10 (b)	41,295,000	41,295,000
GO Refunding Bonds
0.26%, 10/07/10, 02/01/15 (a)(b)(c)(d)	19,995,000	19,995,000
0.43%, 11/04/10, 04/01/23 (b)(c)(d)	13,300,000	13,300,000
GO Refunding Bonds
Series 2007
0.28%, 10/07/10, 08/01/27 (a)(b)(c)(d)	9,333,000	9,333,000
California Dept of Water Resources
Water System RB (Central Valley)
Series AE
0.27%, 10/07/10, 12/01/15 (a)(c)(d)	12,605,000	12,605,000
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.50%, 10/07/10, 04/01/13 (a)(b)	8,000,000	8,000,000
IDRB (Calco)
Series 1997
0.40%, 10/07/10, 04/01/27 (a)(b)	1,120,000	1,120,000
California Education Notes Program
Note Participation Fiscal Year 2010-2011
Series A
2.00%, 07/01/11	16,000,000	16,171,313
California Educational Facilities Auth
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A
0.28%, 10/07/10, 10/01/31 (a)(b)(c)(d)	7,452,000	7,452,000
0.28%, 10/07/10, 10/01/37 (a)(b)(c)(d)	324,000	324,000
RB (Univ of Southern California)
Series 2007A
0.26%, 10/07/10, 10/01/37 (a)(c)(d)	9,750,000	9,750,000
RB (Univ of Southern California)
Series 2009A
0.32%, 10/01/10, 10/01/16 (a)(c)(d)	470,000	470,000
RB (Univ of Southern California)
Series 2009B
0.27%, 10/07/10, 10/01/16 (a)(c)(d)	18,000,000	18,000,000
California Enterprise Development Finance Auth
RB (Sconza Candy)
Series 2008A
0.32%, 10/07/10, 07/01/33 (a)(b)	10,000,000	10,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente)
Series 2006E
0.42%, 12/01/10	2,500,000	2,500,000
0.38%, 03/10/11	30,000,000	30,000,000
RB (Providence Health Services)
Series 2008C
0.27%, 10/07/10, 10/01/16 (a)(c)(d)	5,020,000	5,020,000
RB (Providence Health Services)
Series 2009B
0.28%, 10/07/10, 09/15/33 (a)(c)(d)(f)	35,025,000	35,025,000
RB (St. Joseph Health)
Series 2009A
0.27%, 10/07/10, 01/01/30 (a)(c)(d)	11,565,000	11,565,000
RB (Sutter Health)
Series 1999A
0.27%, 10/07/10, 06/01/11 (a)(b)(c)(d)	19,300,000	19,300,000
California HFA
Home Mortgage RB
Series 2006F
0.28%, 10/07/10, 08/01/40 (a)(b)	10,245,000	10,245,000
0.28%, 10/07/10, 02/01/41 (a)(b)	17,000,000	17,000,000
Home Mortgage RB
Series 2007H
0.28%, 10/07/10, 08/01/33 (a)(b)	14,000,000	14,000,000
0.28%, 10/07/10, 02/01/43 (a)(b)	42,000,000	42,000,000
Home Mortgage RB
Series 2007K
0.28%, 10/07/10, 02/01/38 (a)(b)	25,000,000	25,000,000
Home Mortgage RB
Series 2008C
0.28%, 10/07/10, 08/01/41 (a)(b)	40,665,000	40,665,000
Home Mortgage RB
Series 2008F
0.28%, 10/07/10, 02/01/32 (a)(b)	25,000,000	25,000,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.30%, 10/07/10, 07/01/35 (a)(b)	5,520,000	5,520,000
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.36%, 10/07/10, 05/01/24 (a)(b)	4,950,000	4,950,000
IDRB (Fairmont Sign)
Series 2000A
0.42%, 10/07/10, 05/01/25 (a)(b)	4,250,000	4,250,000
IDRB (Nelson Name Plate)
Series 1999
0.55%, 10/07/10, 05/01/14 (a)(b)	1,550,000	1,550,000
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.39%, 10/07/10, 07/01/23 (a)(b)(c)(d)	31,060,000	31,060,000
RB (The RAND Corporation)
Series 2008B
0.30%, 10/01/10, 04/01/42 (a)(b)	18,510,000	18,510,000
Refunding RB (J. Paul Getty Trust)
Series 2007A4
1.65%, 04/01/11, 10/01/47	4,120,000	4,140,639
California Pollution Control Financing Auth
Solid Waste Disposal RB (Ag Resources III)
Series 2004
0.36%, 10/07/10, 05/01/34 (a)(b)	5,570,000	5,570,000
Solid Waste Disposal RB (Agrifab)
Series 2003
0.33%, 10/07/10, 08/01/28 (a)(b)	5,800,000	5,800,000
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.36%, 10/07/10, 06/01/20 (a)(b)	3,330,000	3,330,000
Solid Waste Disposal RB (Athens Disposal)
Series 1995A
0.33%, 10/07/10, 01/01/16 (a)(b)	7,500,000	7,500,000
Solid Waste Disposal RB (Athens Disposal)
Series 1999A
0.33%, 10/07/10, 08/01/19 (a)(b)	3,685,000	3,685,000
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.33%, 10/07/10, 05/01/21 (a)(b)	2,895,000	2,895,000
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.33%, 10/07/10, 07/01/36 (a)(b)	20,565,000	20,565,000
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.33%, 10/07/10, 05/01/19 (a)(b)	4,659,000	4,659,000
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.33%, 10/07/10, 06/01/18 (a)(b)	4,735,000	4,735,000
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.33%, 10/07/10, 04/01/14 (a)(b)	5,815,000	5,815,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.31%, 10/07/10, 06/01/23 (a)(b)	16,395,000	16,395,000
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.31%, 10/07/10, 07/01/16 (a)(b)	5,520,000	5,520,000
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.31%, 10/07/10, 01/01/36 (a)(b)	14,845,000	14,845,000
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.31%, 10/07/10, 10/01/38 (a)(b)	8,440,000	8,440,000
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.31%, 10/07/10, 07/01/12 (a)(b)	2,100,000	2,100,000
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.31%, 10/07/10, 06/01/20 (a)(b)	4,705,000	4,705,000
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.31%, 10/07/10, 06/01/22 (a)(b)	7,080,000	7,080,000
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.33%, 10/07/10, 05/01/32 (a)(b)	6,475,000	6,475,000
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.33%, 10/07/10, 05/01/29 (a)(b)	2,630,000	2,630,000
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.33%, 10/07/10, 05/01/37 (a)(b)	21,435,000	21,435,000
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
0.33%, 10/07/10, 12/01/32 (a)(b)	2,070,000	2,070,000
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.33%, 10/07/10, 12/01/10 (a)(b)	825,000	825,000
Solid Waste Disposal RB (CR&R)
Series 1995A
0.36%, 10/07/10, 10/01/10 (a)(b)	3,160,000	3,160,000
Solid Waste Disposal RB (CR&R)
Series 2006A
0.36%, 10/07/10, 06/01/25 (a)(b)	7,840,000	7,840,000
Solid Waste Disposal RB (CR&R)
Series 2007A
0.36%, 10/07/10, 06/01/37 (a)(b)	10,305,000	10,305,000
Solid Waste Disposal RB (Crown Disposal)
Series 2010A
0.32%, 10/07/10, 09/01/30 (a)(b)	2,825,000	2,825,000
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.36%, 10/07/10, 06/01/36 (a)(b)	2,245,000	2,245,000
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.31%, 10/07/10, 10/01/16 (a)(b)(f)	2,200,000	2,200,000
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.31%, 10/07/10, 10/01/29 (a)(b)(f)	14,180,000	14,180,000
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.31%, 10/07/10, 10/01/37 (a)(b)	14,620,000	14,620,000
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.31%, 10/07/10, 07/01/13 (a)(b)	6,985,000	6,985,000
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.33%, 10/07/10, 10/01/36 (a)(b)	8,370,000	8,370,000
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2008A
0.33%, 10/07/10, 10/01/38 (a)(b)	16,005,000	16,005,000
Solid Waste Disposal RB (Garden City Sanitation)
Series 2009A
0.32%, 10/07/10, 07/01/39 (a)(b)	10,050,000	10,050,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Solid Waste Disposal RB (Garden City Sanitation)
Series 2009B
0.35%, 10/07/10, 07/01/39 (a)(b)	5,000,000	5,000,000
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 1997A
0.30%, 10/07/10, 08/01/12 (a)(b)	320,000	320,000
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 2001A
0.30%, 10/07/10, 09/01/16 (a)(b)	3,305,000	3,305,000
Solid Waste Disposal RB (GreenWaste of Tehama)
Series 1999A
0.30%, 10/07/10, 06/01/14 (a)(b)	445,000	445,000
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.39%, 10/07/10, 12/01/35 (a)(b)	2,475,000	2,475,000
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.39%, 10/07/10, 06/01/36 (a)(b)	9,990,000	9,990,000
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.30%, 10/07/10, 05/01/16 (a)(b)	1,800,000	1,800,000
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
0.39%, 10/07/10, 05/01/26 (a)(b)	3,010,000	3,010,000
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.36%, 10/07/10, 12/01/36 (a)(b)	3,160,000	3,160,000
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.33%, 10/07/10, 07/01/28 (a)(b)	1,400,000	1,400,000
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.36%, 10/07/10, 05/01/17 (a)(b)	1,170,000	1,170,000
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.36%, 10/07/10, 04/01/15 (a)(b)	3,210,000	3,210,000
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.36%, 10/07/10, 08/01/37 (a)(b)	2,840,000	2,840,000
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.33%, 10/07/10, 12/01/32 (a)(b)	5,220,000	5,220,000
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.33%, 10/07/10, 06/01/19 (a)(b)	3,200,000	3,200,000
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.36%, 10/07/10, 11/01/36 (a)(b)	8,910,000	8,910,000
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.33%, 10/07/10, 11/01/21 (a)(b)	2,910,000	2,910,000
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.39%, 10/07/10, 07/01/37 (a)(b)	18,010,000	18,010,000
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.31%, 10/07/10, 11/01/32 (a)(b)	4,925,000	4,925,000
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.39%, 10/07/10, 03/01/18 (a)(b)	1,065,000	1,065,000
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.36%, 10/07/10, 06/01/12 (a)(b)	2,135,000	2,135,000
Solid Waste Disposal RB (South Bay Recycling)
Series 2010B
0.32%, 10/07/10, 09/01/30 (a)(b)	3,140,000	3,140,000
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.36%, 10/07/10, 04/01/38 (a)(b)	5,400,000	5,400,000
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
0.39%, 10/07/10, 05/01/11 (a)(b)	100,000	100,000
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.31%, 10/07/10, 06/01/27 (a)(b)	2,500,000	2,500,000
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.36%, 10/07/10, 11/01/28 (a)(b)	1,940,000	1,940,000
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
0.39%, 10/07/10, 12/01/23 (a)(b)	2,110,000	2,110,000
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
0.39%, 10/07/10, 02/01/17 (a)(b)	2,920,000	2,920,000
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy)
Series 2004
0.35%, 10/07/10, 06/01/29 (a)(b)	2,500,000	2,500,000
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.36%, 10/07/10, 06/01/12 (a)(b)	840,000	840,000
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
0.39%, 10/07/10, 06/01/14 (a)(b)	2,450,000	2,450,000
Solid Waste Disposal Refunding RB (MarBorg Industries)
Series 2009A
0.32%, 10/07/10, 06/01/39 (a)(b)	3,630,000	3,630,000
Solid Waste RB (Mission Trail Waste Systems)
Series 2010A
0.35%, 10/07/10, 12/01/30 (a)(b)	3,140,000	3,140,000
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.27%, 10/07/10, 04/01/17 (a)(c)(d)	1,595,000	1,595,000
Lease Refunding RB (Univ of California)
Series 2007A
0.31%, 10/07/10, 06/01/18 (a)(c)(d)	8,785,000	8,785,000
0.27%, 10/07/10, 12/01/19 (a)(c)(d)	33,180,000	33,180,000
0.31%, 10/07/10, 06/01/21 (a)(c)(d)	60,000	60,000
Lease Refunding RB (Univ of California)
Series 2007C
0.27%, 10/07/10, 09/01/19 (a)(c)(d)	11,160,000	11,160,000
California School Cash Reserve Program Auth
Bonds 2010-2011
Series C
2.00%, 03/01/11	6,155,000	6,190,532
Bonds 2010-2011
Series F
2.00%, 06/01/11	34,210,000	34,515,225
California State Univ
CP
Series A
0.29%, 12/02/10 (b)	9,064,000	9,064,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Systemwide RB
Series 2007A
0.27%, 10/07/10, 05/01/15 (a)(b)(c)(d)	9,210,000	9,210,000
0.29%, 10/07/10, 10/01/15 (a)(b)(c)(d)	24,750,000	24,750,000
Systemwide RB
Series 2008A
0.28%, 10/07/10, 05/01/16 (a)(b)(c)(d)	5,685,000	5,685,000
California Statewide Communities Development Auth
IDRB (RL Group)
Series 1998C
0.33%, 10/07/10, 03/01/18 (a)(b)	1,260,000	1,260,000
M/F Housing RB (Campus Pointe Apts)
Series 2008J
0.29%, 10/07/10, 10/15/40 (a)(b)	7,550,000	7,550,000
M/F Housing RB (Charter Court Apts)
Series 2008L
0.29%, 10/07/10, 09/01/40 (a)(b)	11,400,000	11,400,000
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.30%, 10/07/10, 04/15/36 (a)(b)	9,295,000	9,295,000
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.31%, 10/07/10, 05/15/33 (a)(b)	4,725,000	4,725,000
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.30%, 10/07/10, 12/15/37 (a)(b)	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.30%, 10/07/10, 03/15/33 (a)(b)	7,320,000	7,320,000
M/F Housing RB (Fairway Family Apts)
Series 2003PP
0.29%, 10/07/10, 12/15/37 (a)(b)	5,000,000	5,000,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.30%, 10/07/10, 12/15/37 (a)(b)	7,000,000	7,000,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.30%, 10/07/10, 02/15/35 (a)(b)	6,900,000	6,900,000
M/F Housing RB (Las Flores Village Apts)
Series 2004JJ
0.22%, 10/07/10, 06/01/37 (a)(b)	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.31%, 10/07/10, 09/01/35 (a)(b)	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts)
Series 2003E
0.31%, 10/07/10, 12/15/35 (a)(b)	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower)
Series 2005D
0.30%, 10/07/10, 07/15/35 (a)(b)	7,850,000	7,850,000
M/F Housing RB (Oak Center Towers)
Series 2005L
0.32%, 10/07/10, 12/15/37 (a)(b)	3,720,000	3,720,000
M/F Housing RB (Oakmont of Concord)
Series 2002Q
0.29%, 10/07/10, 06/15/35 (a)(b)	10,000,000	10,000,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.30%, 10/07/10, 10/15/34 (a)(b)	8,220,000	8,220,000
M/F Housing RB (Plaza Club Apts)
Series 1997A
0.29%, 10/07/10, 09/01/31 (a)(b)	14,790,000	14,790,000
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.22%, 10/07/10, 02/01/37 (a)(b)	12,300,000	12,300,000
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
0.28%, 10/07/10, 09/15/38 (a)(b)	9,100,000	9,100,000
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.29%, 10/07/10, 10/15/32 (a)(b)	8,295,000	8,295,000
M/F Housing RB (Valley Palms Apts)
Series 2002C
0.29%, 10/07/10, 05/15/35 (a)(b)	13,500,000	13,500,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.28%, 10/07/10, 05/15/27 (a)(b)	3,127,000	3,127,000
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.29%, 10/07/10, 11/01/36 (a)(b)	9,500,000	9,500,000
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.30%, 10/07/10, 10/15/36 (a)(b)	6,070,000	6,070,000
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.37%, 10/07/10, 05/15/18 (a)(b)(c)(d)	40,000,000	40,000,000
RB (John Muir Health)
Series 2008B
0.28%, 10/07/10, 08/15/36 (a)(b)	15,350,000	15,350,000
RB (Kaiser Permanente)
Series 2004E
0.37%, 02/10/11	20,000,000	20,000,000
RB (Kaiser Permanente)
Series 2004I
3.45%, 05/01/11, 04/01/35	1,000,000	1,017,214
RB (Kaiser Permanente)
Series 2004K
0.42%, 12/01/10	14,000,000	14,000,000
0.38%, 02/15/11	25,600,000	25,600,000
RB (Kaiser Permanente)
Series 2006B
0.27%, 10/07/10, 03/01/34 (a)(b)(c)(d)	5,390,000	5,390,000
RB (Kaiser Permanente)
Series 2006D
0.42%, 12/01/10 (f)	26,500,000	26,500,000
0.37%, 03/30/11	3,800,000	3,800,000
RB (Kaiser Permanente)
Series 2008B
0.40%, 12/08/10	33,000,000	33,000,000
0.42%, 02/14/11	12,000,000	12,000,000
0.37%, 03/17/11	17,000,000	17,000,000
0.37%, 04/05/11	45,200,000	45,200,000
RB (Kaiser Permanente)
Series 2008C
0.37%, 10/28/10	31,865,000	31,865,000
RB (Kaiser Permanente)
Series 2009B6
0.39%, 02/04/11	18,000,000	18,000,000
RB (St. Joseph Health)
Series 2007D&E
0.27%, 10/07/10, 07/01/39 (a)(c)(d)(f)	64,190,000	64,190,000
TRAN (Monterey Cnty)
Series 2010A10
1.50%, 04/29/11	35,000,000	35,235,319

 5

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Campbell USD
TRAN 2009
2.00%, 10/06/10	4,500,000	4,500,932
Carlsbad USD
GO Bonds
Series 2009B
0.50%, 01/27/11, 05/02/34 (c)(d)	10,415,000	10,415,000
Chula Vista
Refunding IDRB (San Diego Gas & Electric)
Series 2004E
0.41%, 11/04/10, 01/01/34 (b)(c)(d)	9,995,000	9,995,000
Coast Community College District
GO Bonds
Series 2006B
0.32%, 10/07/10, 08/01/14 (a)(c)(d)	12,095,000	12,095,000
0.28%, 10/07/10, 02/01/24 (a)(c)(d)	8,915,000	8,915,000
0.43%, 12/22/10, 08/01/26 (c)(d)	18,505,000	18,505,000
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.30%, 10/07/10, 04/15/46 (a)(b)	23,800,000	23,800,000
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.55%, 10/07/10, 12/01/17 (a)(b)	2,480,000	2,480,000
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
2.50%, 10/01/10	28,200,000	28,200,000
Desert Community College District
GO Bonds
Series 2007C
0.27%, 10/07/10, 08/01/30 (a)(c)(d)	12,375,000	12,375,000
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.30%, 10/07/10, 07/01/33 (a)(b)	3,585,000	3,585,000
Dry Creek/Grant Jt Union SDs
GO Bonds
Series 2008
0.28%, 10/07/10, 02/01/28 (a)(b)(c)(d)	6,597,000	6,597,000
Dublin San Ramon Services District/EBMUD Recycled Water Auth
CP Notes
Series A
0.31%, 11/09/10 (b)	11,000,000	11,000,000
Dublin USD
GO Bonds
Series 2004E
0.50%, 01/20/11, 08/01/44 (b)(c)(d)	27,855,000	27,855,000
East Bay Municipal Utility District
Extendible CP (Wastewater
Series) Notes
0.43%, 10/08/10	9,400,000	9,400,000
Extendible CP (Water
Series) Notes
0.37%, 10/12/10	15,000,000	15,000,000
0.38%, 11/12/10	19,000,000	19,000,000
0.39%, 11/12/10	12,500,000	12,500,000
0.40%, 12/08/10	8,800,000	8,800,000
Water System Sub RB
Series 2005A
0.26%, 10/07/10, 12/01/13 (a)(c)(d)	3,900,000	3,900,000
Water System Sub RB
Series 2007A
0.27%, 10/07/10, 06/01/15 (a)(c)(d)	11,535,000	11,535,000
0.26%, 10/07/10, 06/01/37 (a)(c)(d)(f)	66,000,000	66,000,000
Water System Sub Refunding RB
Series 2008A4
0.28%, 10/07/10, 06/01/38 (a)(c)	29,465,000	29,465,000
Water System Sub Refunding RB
Series 2009A1
0.27%, 10/07/10, 06/01/26 (a)	24,535,000	24,535,000
Water System Sub Refunding RB
Series 2009A2
0.27%, 10/07/10, 06/01/26 (a)	49,245,000	49,245,000
Water System Sub Refunding RB
Series 2010A
0.26%, 10/07/10, 12/01/17 (a)(c)(d)	8,000,000	8,000,000
East Side UHSD
GO Bonds
Series B
0.27%, 10/07/10, 02/01/32 (a)(b)(c)(d)	15,000,000	15,000,000
Eastern Municipal Water District
Water & Sewer Revenue COP
Series 2008H
0.27%, 10/07/10, 07/01/28 (a)(c)(d)	11,370,000	11,370,000
El Cajon
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
0.29%, 10/07/10, 03/01/38 (a)(b)	4,500,000	4,500,000
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds
Series 2005
0.26%, 10/07/10, 12/01/13 (a)(b)(c)(d)	16,890,000	16,890,000
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
0.29%, 10/07/10, 10/15/36 (a)(b)(f)	87,715,000	87,715,000
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
0.30%, 10/07/10, 11/15/36 (a)(b)	6,900,000	6,900,000
Escondido USD
GO Bonds
Series 2009B
0.45%, 06/02/11, 08/01/49 (b)(c)(d)	20,895,000	20,895,000
Fontana USD
GO Bonds
Series B
0.37%, 10/07/10, 02/01/16 (a)(b)(c)(d)	3,330,000	3,330,000
Foothill-DeAnza Community College District
GO Bonds
Series A
0.28%, 10/07/10, 08/01/30 (a)(c)(d)	8,489,000	8,489,000
GO Bonds
Series B
0.28%, 10/07/10, 02/01/29 (a)(c)(d)	13,330,000	13,330,000
GO Bonds
Series C
0.30%, 10/07/10, 02/01/26 (a)(c)(d)	18,545,000	18,545,000
Fremont UHSD
TRAN 2009
2.00%, 10/06/10	11,500,000	11,502,382

6

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Fremont USD
GO Bonds
Series B
0.37%, 10/07/10, 02/01/14 (a)(b)(c)(d)	5,000,000	5,000,000
Fresno Cnty
TRAN 2010-2011
2.00%, 06/30/11	36,000,000	36,431,494
Fresno IDA
IDRB (Keiser Corp)
Series 1997
0.36%, 10/07/10, 07/01/17 (a)(b)	860,000	860,000
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.28%, 10/07/10, 12/01/23 (a)(b)(c)(d)	21,005,000	21,005,000
0.31%, 10/07/10, 06/01/35 (a)(b)(c)(d)	8,555,000	8,555,000
0.32%, 10/07/10, 06/01/35 (a)(b)(c)(d)	2,990,000	2,990,000
0.27%, 10/07/10, 12/01/35 (a)(b)(c)(d)	25,710,000	25,710,000
Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.33%, 10/07/10, 01/21/38 (a)(b)(c)(d)	20,000,000	20,000,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
0.46%, 10/07/10, 02/01/22 (a)(c)(d)	17,380,000	17,380,000
Grossmont UHSD
GO Bonds
Series 2006
0.28%, 10/07/10, 02/01/26 (a)(c)(d)	4,600,000	4,600,000
GO Bonds
Series 2008
0.27%, 10/07/10, 08/01/16 (a)(c)(d)	3,275,000	3,275,000
GO Bonds
Series 2009A
0.27%, 10/07/10, 02/01/17 (a)(c)(d)	7,525,000	7,525,000
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
0.22%, 10/07/10, 05/01/38 (a)(b)	13,915,000	13,915,000
Hayward Housing Auth
M/F Housing RB (Timbers Apts)
Series 1998A
0.29%, 10/07/10, 03/01/33 (a)(b)	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors)
Series 1991A
0.29%, 10/07/10, 04/15/29 (a)(b)	9,500,000	9,500,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
0.29%, 10/07/10, 03/01/24 (a)(b)	4,600,000	4,600,000
Imperial Irrigation District
Revenue CP Warrants (Electric & Water Systems)
Series A
0.27%, 10/07/10 (b)	6,000,000	6,000,000
0.31%, 10/07/10 (b)	11,000,000	11,000,000
Livermore
TRAN 2009
2.00%, 11/18/10	15,000,000	15,030,026
Long Beach
Sub Airport Revenue CP Notes
Series A&B
0.42%, 10/07/10 (b)	3,750,000	3,750,000
0.30%, 11/18/10 (b)	8,600,000	8,600,000
TRAN 2010-2011
2.00%, 09/30/11 (e)	20,000,000	20,321,800
Los Altos SD
TRAN 2009
2.00%, 10/06/10	7,500,000	7,501,554
Los Angeles
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.30%, 10/07/10, 11/01/31 (a)(b)	1,800,000	1,800,000
TRAN 2010
2.00%, 05/31/11	15,000,000	15,118,558
Wastewater System Refunding RB
Series 2002A
0.46%, 10/07/10, 06/01/17 (a)(c)(d)	7,605,000	7,605,000
Wastewater System Refunding RB
Series 2003A
0.27%, 10/07/10, 08/01/12 (a)(c)(d)(f)	34,620,000	34,620,000
Wastewater System Refunding RB
Series 2005A
0.27%, 10/07/10, 06/01/13 (a)(c)(d)	5,720,000	5,720,000
Los Angeles Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	50,000,000	50,424,813
TRAN 2010-2011
Series B
0.29%, 10/07/10, 06/30/11 (a)(c)(d)	20,000,000	20,000,000
Los Angeles Cnty Capital Asset Leasing Corp
Equipment Lease RB
Series 2009A
2.50%, 12/01/10	4,620,000	4,628,788
Lease Revenue CP Notes
Series A
0.30%, 11/08/10 (b)	39,570,000	39,570,000
Lease Revenue CP Notes
Series B
0.33%, 10/13/10 (b)	38,000,000	38,000,000
Lease Revenue CP Notes
Series D
0.40%, 11/12/10 (b)	5,000,000	5,000,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
0.30%, 10/07/10, 07/15/36 (a)(b)	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts)
Series 2010B
0.27%, 10/07/10, 01/01/36 (a)(b)	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas)
Series 2010C
0.27%, 10/07/10, 01/01/36 (a)(b)	8,500,000	8,500,000
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB
Series 2008A3
0.32%, 10/07/10, 07/01/31 (a)(c)	30,000	30,000
Second Sr Sales Tax RB
Series 2004A
0.27%, 10/07/10, 06/01/13 (a)(c)(d)	38,665,000	38,665,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Second Sub Sales Tax Revenue CP
Series A-BB
0.28%, 10/07/10 (b)	31,269,000	31,269,000
0.34%, 10/19/10 (b)	5,685,000	5,685,000
Los Angeles Community College District
GO Bonds
Series 2006E
0.27%, 10/07/10, 08/01/14 (a)(c)(d)	4,785,000	4,785,000
GO Bonds
Series 2007A
0.27%, 10/07/10, 08/01/15 (a)(c)(d)	10,290,000	10,290,000
0.27%, 10/07/10, 02/01/16 (a)(c)(d)	3,270,000	3,270,000
0.28%, 10/07/10, 02/01/16 (a)(c)(d)	5,225,000	5,225,000
GO Bonds
Series 2008E1
0.27%, 10/07/10, 02/01/27 (a)(c)(d)	11,250,000	11,250,000
GO Bonds
Series 2008F1
0.27%, 10/07/10, 08/01/16 (a)(c)(d)	6,665,000	6,665,000
0.27%, 10/07/10, 08/01/27 (a)(c)(d)	13,350,000	13,350,000
GO Bonds
Series 2009A
0.27%, 10/07/10, 02/01/17 (a)(c)(d)	25,995,000	25,995,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building)
Series 2001A
0.29%, 10/07/10, 12/15/34 (a)(b)	3,955,000	3,955,000
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.28%, 10/07/10, 05/15/16 (a)(c)(d)	12,355,000	12,355,000
0.35%, 10/07/10, 11/15/20 (a)(c)(d)	11,320,000	11,320,000
0.35%, 10/07/10, 11/15/25 (a)(c)(d)	7,975,000	7,975,000
0.28%, 10/07/10, 05/15/28 (a)(c)(d)	5,525,000	5,525,000
Airport Sr RB
Series 2010A
0.27%, 10/07/10, 11/15/17 (a)(c)(d)	17,715,000	17,715,000
0.28%, 10/07/10, 05/08/18 (a)(c)(d)	3,330,000	3,330,000
0.28%, 10/07/10, 05/10/18 (a)(c)(d)	14,685,000	14,685,000
Los Angeles Dept of Water & Power
Power System RB
Series 2001B3
0.29%, 10/01/10, 07/01/34 (a)(c)	4,800,000	4,800,000
Power System RB
Series 2005A1
0.27%, 10/07/10, 07/01/13 (a)(c)(d)	5,000,000	5,000,000
Power System RB
Series 2005A2
0.27%, 10/07/10, 07/01/13 (a)(c)(d)	15,930,000	15,930,000
Power System Revenue CP Notes
0.33%, 02/03/11 (c)	54,500,000	54,500,000
Water System RB
Series 2001A
0.27%, 10/07/10, 04/01/11 (a)(c)(d)	14,600,000	14,600,000
Water System RB
Series 2003A
0.27%, 10/07/10, 07/01/36 (a)(c)(d)	7,000,000	7,000,000
Water System RB
Series 2006A1 & 2007A2
0.45%, 06/02/11, 07/01/44 (b)(c)(d)	24,210,000	24,210,000
Los Angeles Harbor Dept
RB
Series 2006D
0.28%, 10/07/10, 02/01/30 (a)(c)(d)	7,390,000	7,390,000
Refunding RB
Series 2006B
0.53%, 10/07/10, 02/01/16 (a)(c)(d)	13,490,000	13,490,000
0.32%, 10/07/10, 08/01/21 (a)(c)(d)	16,120,000	16,120,000
Los Angeles IDA
Empowerment Zone Facility RB (Green Farms)
Series 2003
0.32%, 10/07/10, 10/01/28 (a)(b)	2,670,000	2,670,000
IDRB (KH Enerprises)
Series 2008
0.47%, 10/07/10, 11/01/33 (a)(b)	1,730,000	1,730,000
RB (AAA Packing & Shipping)
Series 2000
0.28%, 10/07/10, 06/01/25 (a)(b)	3,000,000	3,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.28%, 10/06/10 (b)	12,066,000	12,066,000
0.28%, 10/13/10 (b)	19,958,000	19,958,000
0.30%, 10/18/10 (b)	28,750,000	28,750,000
0.30%, 11/08/10 (b)	10,000,000	10,000,000
0.31%, 11/15/10 (b)	20,229,000	20,229,000
0.34%, 11/30/10 (b)	7,000,000	7,000,000
0.30%, 12/07/10 (b)	5,000,000	5,000,000
0.32%, 12/08/10 (b)	12,000,000	12,000,000
Los Angeles USD
GO Bonds
Series 2007B & GO Refunding Bonds Series 2007B
0.30%, 10/07/10, 07/01/18 (a)(c)(d)	7,290,000	7,290,000
GO Bonds
Series 2007C
0.28%, 10/07/10, 01/01/26 (a)(c)(d)	8,250,000	8,250,000
GO Bonds
Series 2007H
0.27%, 10/07/10, 07/01/15 (a)(c)(d)	9,995,000	9,995,000
GO Bonds
Series 2009D & 2009F
0.27%, 10/07/10, 01/01/29 (a)(c)(d)	6,230,000	6,230,000
GO Bonds
Series 2009D & 2009I
0.27%, 10/07/10, 01/01/29 (a)(c)(d)	7,705,000	7,705,000
GO Bonds
Series 2009F
0.28%, 10/07/10, 07/01/27 (a)(c)(d)	6,565,000	6,565,000
GO Bonds
Series KRY
0.28%, 10/07/10, 06/28/18 (a)(c)(d)	10,670,000	10,670,000
GO Refunding Bonds
Series 2007A1
0.43%, 12/30/10, 01/01/28 (b)(c)(d)	24,775,000	24,775,000
Refunding COP
Series 2008A
0.25%, 10/07/10, 10/01/24 (a)(b)	6,900,000	6,900,000
TRAN 2010-2011
Series A
2.00%, 06/30/11	45,000,000	45,442,859
Madera/West Contra Costa/Santa Ana USDs & Tulare Jt/San Mateo UHSD
GO Bonds
Series 2005
0.28%, 10/07/10, 08/01/25 (a)(b)(c)(d)	15,460,000	15,460,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Monterey Peninsula Water Management District
COP (Wastewater Reclamation)
Series 1992
0.30%, 10/07/10, 07/01/22 (a)(b)	14,305,000	14,305,000
Mt. View-Los Altos UHSD
TRAN 2010
2.00%, 06/30/11	2,500,000	2,527,798
Napa Valley Community College District
GO Bonds
Series B
0.28%, 10/07/10, 02/01/24 (a)(b)(c)(d)	5,450,000	5,450,000
Oakland
GO Bonds
Series 2009B
0.45%, 06/02/11, 01/15/39 (b)(c)(d)	10,095,000	10,095,000
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000 C1
0.29%, 10/07/10, 02/01/25 (a)(b)	19,380,000	19,380,000
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
0.29%, 10/07/10, 06/15/25 (a)(b)	12,870,000	12,870,000
Ohlone Community College District
GO Bonds
Series B
0.27%, 10/07/10, 02/01/14 (a)(b)(c)(d)	12,255,000	12,255,000
Ontario Housing Auth
M/F Housing RB (Parc Vista)
Series 2006B
0.29%, 10/07/10, 12/15/40 (a)(b)	5,800,000	5,800,000
M/F Housing RB (Terrace View)
Series 2006A
0.29%, 10/07/10, 12/15/40 (a)(b)	5,200,000	5,200,000
Orange Cnty
Teeter Plan Obligation CP Notes
Series A
0.35%, 10/04/10 (b)	14,500,000	14,500,000
TRAN 2010-2011
Series A
2.00%, 03/15/11	10,000,000	10,076,044
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines)
Series 1985CC
0.27%, 10/07/10, 12/01/27 (a)(b)	1,400,000	1,400,000
Orange Cnty Sanitation District
COP
Series 2003
0.28%, 10/07/10, 08/01/11 (a)(c)(d)	3,595,000	3,595,000
COP
Series 2007B
0.27%, 10/07/10, 02/01/15 (a)(c)(d)	6,950,000	6,950,000
COP
Series 2009A
0.27%, 10/07/10, 08/01/29 (a)(c)(d)	11,250,000	11,250,000
Refunding Certificate BAN
Series 2009B
2.00%, 12/01/10	65,865,000	66,037,048
Oxnard Financing Auth
Lease RB
Series 2003B
0.27%, 10/07/10, 06/01/33 (a)(b)	6,135,000	6,135,000
Lease RB (Civic Center Phase 2)
Series 2006
0.27%, 10/07/10, 06/01/36 (a)(b)	11,265,000	11,265,000
Wastewater RB
Series 2004B
0.27%, 10/07/10, 06/01/34 (a)(b)	11,145,000	11,145,000
Water Revenue Project Bonds
Series 2006
0.42%, 11/03/10, 06/01/14 (b)(c)(d)	20,615,000	20,615,000
Palm Springs USD
GO Bonds (Election of 2004)
Series A
0.27%, 10/07/10, 08/01/29 (a)(b)(c)(d)	10,410,000	10,410,000
Palomar Pomerado Health
GO Bonds
Series 2007A
0.28%, 10/07/10, 08/01/23 (a)(b)(c)(d)	11,170,000	11,170,000
0.40%, 10/07/10, 08/01/32 (b)(c)(d)	11,565,000	11,565,000
Pasadena Public Financing Auth
Lease RB (Rose Bowl Refinancing)
Series 2006
0.25%, 10/07/10, 12/01/23 (a)(b)	16,890,000	16,890,000
Peralta Community College District
GO Bonds
Series 2009C
0.40%, 03/17/11, 08/01/39 (b)(c)(d)	8,150,000	8,150,000
Petaluma
M/F Housing RB (Oakmont)
Series 1996A
0.32%, 10/07/10, 04/01/26 (a)(b)	2,950,000	2,950,000
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
0.50%, 10/07/10, 12/01/28 (a)(b)	4,959,000	4,959,000
Placentia-Yorba Linda USD
GO Bonds
Series 2008B
0.50%, 01/19/11, 08/01/40 (b)(c)(d)	24,890,000	24,890,000
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.26%, 10/07/10, 07/17/31 (a)(b)(c)(d)	15,555,000	15,555,000
Poway USD Public Financing Auth
Lease RB
Series 2007
0.45%, 10/07/10, 12/01/39 (a)(b)(c)	29,700,000	29,700,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
0.29%, 10/07/10, 10/15/34 (a)(b)	10,890,000	10,890,000
Riverside Cnty
S/F Mortgage RB
Series 1989A
0.53%, 10/07/10, 11/01/17 (a)(b)(c)(d)	6,765,000	6,765,000
TRAN 2010-2011
Series B
2.00%, 06/30/11	82,500,000	83,386,503
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
0.29%, 10/07/10, 12/15/31 (a)(b)	9,000,000	9,000,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.37%, 10/05/10 (b)	8,000,000	8,000,000
0.38%, 10/07/10 (b)	27,000,000	27,000,000
0.30%, 11/01/10 (b)	10,000,000	10,000,000
0.32%, 12/03/10 (b)	28,000,000	28,000,000
Sales Tax RB (Limited Tax)
Series 2009B
0.26%, 10/07/10, 06/01/29 (a)(c)	18,100,000	18,100,000
Sales Tax RB (Limited Tax)
Series 2009C
0.26%, 10/07/10, 06/01/29 (a)(c)	14,660,000	14,660,000
Riverside Community College District
GO Bonds
Series 2007C
0.31%, 10/07/10, 08/01/15 (a)(c)(d)	5,940,000	5,940,000
Roseville Jt UHSD
GO Bonds
Series C
0.28%, 10/07/10, 08/01/26 (a)(c)(d)	1,300,000	1,300,000
0.28%, 10/07/10, 08/01/31 (a)(c)(d)	400,000	400,000
Sacramento Cnty
Airport System Sr RB
Series 2008B & Subordinate & PFC Refunding RB Series 2008E
0.28%, 10/07/10, 01/01/16 (a)(b)(c)(d)	19,615,000	19,615,000
COP
Series 2007
0.40%, 12/09/10, 04/01/15 (b)(c)(d)	21,185,000	21,185,000
Special Facilities Airport RB (Cessna Aircraft)
Series 1998
0.31%, 10/07/10, 11/01/28 (a)(b)	8,800,000	8,800,000
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts)
Series 2003E
0.29%, 10/07/10, 05/15/36 (a)(b)	14,000,000	14,000,000
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.30%, 10/07/10, 01/15/35 (a)(b)	5,300,000	5,300,000
M/F Housing RB (Logan Park Apts)
Series 2007E
0.29%, 10/07/10, 05/01/42 (a)(b)	24,000,000	24,000,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.29%, 10/07/10, 02/15/31 (a)(b)	33,000,000	33,000,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2006
0.27%, 10/07/10, 12/01/14 (a)(c)(d)	4,750,000	4,750,000
Refunding RB
Series 2007B
0.46%, 10/07/10, 11/27/14 (a)(c)(d)	3,195,000	3,195,000
0.27%, 10/07/10, 12/01/35 (a)(c)(d)	62,700,000	62,700,000
Subordinate Lien RB
Series 2000C
0.25%, 10/07/10, 12/01/30 (a)(b)	2,800,000	2,800,000
Sacramento Finance Auth
Refunding RB (Master Lease Program)
Series 2006E
0.26%, 10/07/10, 06/01/28 (a)(b)(c)(d)	24,795,000	24,795,000
0.26%, 10/07/10, 12/01/33 (a)(b)(c)(d)	21,720,000	21,720,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.28%, 10/07/10, 01/15/36 (a)(b)	17,200,000	17,200,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.29%, 10/07/10, 08/01/39 (a)(b)	10,265,000	10,265,000
M/F Housing RB (St. Anton Building Apts)
Series 2003I
0.30%, 10/07/10, 12/15/36 (a)(b)	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.29%, 10/07/10, 11/15/39 (a)(b)	5,150,000	5,150,000
Sacramento Municipal Utility District
CP
Series J
0.30%, 12/10/10 (b)	50,000,000	50,000,000
Electric Refunding RB
Series 2008U
0.29%, 10/07/10, 05/15/16 (a)(b)(c)(d)	15,500,000	15,500,000
Sacramento Suburban Water District
Refunding COP
Series 2008A2
0.25%, 10/07/10, 11/01/28 (a)(b)	11,100,000	11,100,000
Sacramento Transportation Auth
Sales Tax RB (Limited Tax)
Series 2009C
0.25%, 10/07/10, 10/01/38 (a)(c)	44,300,000	44,300,000
San Bernardino Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	57,815,000	58,505,807
San Bernardino Community College District
GO Bonds
Series C
0.27%, 10/07/10, 02/01/15 (a)(c)(d)	13,660,000	13,660,000
San Diego Cnty
COP (San Diego Jewish Academy)
0.30%, 10/07/10, 12/01/28 (a)(b)	8,380,000	8,380,000
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.28%, 10/07/10, 07/01/20 (a)(b)(c)(d)	1,185,000	1,185,000
Sub Revenue CP Notes
Series A&B
0.26%, 10/06/10 (b)	6,525,000	6,525,000
0.27%, 10/06/10 (b)	22,254,000	22,254,000
0.29%, 10/06/10 (b)	34,000,000	34,000,000
San Diego Cnty Water Auth
CP
Series 2006-2
0.28%, 10/06/10 (c)	42,000,000	42,000,000
0.30%, 12/03/10 (c)	10,000,000	10,000,000
0.30%, 12/10/10 (c)	19,500,000	19,500,000
0.31%, 01/13/11 (c)	14,000,000	14,000,000
Water Revenue COP
Series 2004A
0.27%, 10/07/10, 11/01/13 (a)(c)(d)	8,710,000	8,710,000
Water Revenue COP
Series 2008A
0.27%, 10/07/10, 05/01/16 (a)(c)(d)	5,300,000	5,300,000
0.27%, 10/07/10, 05/01/32 (a)(c)(d)	33,580,000	33,580,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
San Diego Community College District
GO Bonds
Series 2005
0.27%, 10/07/10, 11/01/13 (a)(b)(c)(d)	1,300,000	1,300,000
GO Bonds
Series 2007
0.27%, 10/07/10, 02/01/16 (a)(b)(c)(d)	4,000,000	4,000,000
GO Bonds
Series 2009
0.50%, 01/27/11, 08/01/33 (c)(d)	11,735,000	11,735,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.28%, 10/07/10, 01/15/35 (a)(b)	8,900,000	8,900,000
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.29%, 10/07/10, 06/15/19 (a)(b)	6,000,000	6,000,000
San Diego Public Facilities Financing Auth
Sr Sewer RB
Series 2009A
0.41%, 11/04/10, 05/15/39 (b)(c)(d)	20,115,000	20,115,000
San Diego USD
TRAN
Series 2010-2011A
2.00%, 06/30/11	5,000,000	5,052,928
San Francisco
GO Improvement Bonds
Series 2009A
0.45%, 01/27/11, 06/15/29 (c)(d)(f)	38,340,000	38,340,000
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.29%, 10/07/10, 06/15/25 (a)(b)	20,800,000	20,800,000
San Francisco Airport Commission
Refunding RB Second
Series 34E
0.28%, 10/07/10, 11/01/15 (a)(b)(c)(d)	5,110,000	5,110,000
Sub CP Notes
Series A
0.33%, 12/02/10 (b)	6,775,000	6,775,000
San Francisco Bay Area Rapid Transit District
GO Bonds
Series 2007B
0.26%, 10/07/10, 08/01/15 (a)(c)(d)	15,750,000	15,750,000
0.26%, 10/07/10, 08/01/35 (a)(c)(d)	9,900,000	9,900,000
Sales Tax Refunding RB
Series 2005A
0.27%, 10/07/10, 01/01/14 (a)(c)(d)	13,400,000	13,400,000
San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion)
Series 2008-1
0.26%, 10/07/10, 04/01/30 (a)(b)	2,860,000	2,860,000
San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center)
Series 1992A1
0.27%, 10/07/10, 12/01/17 (a)(b)(f)	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.30%, 10/07/10, 12/01/17 (a)(b)	3,750,000	3,750,000
San Francisco USD
TRAN 2010
2.00%, 06/30/11	19,000,000	19,221,202
San Joaquin Cnty Public Facilities Financing Corp
COP
Series 2007
0.26%, 10/07/10, 11/15/36 (a)(b)(c)(d)(f)	40,950,000	40,950,000
San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP
0.37%, 10/07/10 (b)	12,220,000	12,220,000
San Jose
Airport RB
Series 2007A
0.28%, 10/07/10, 03/01/15 (a)(b)(c)(d)	8,225,000	8,225,000
0.28%, 10/07/10, 03/01/31 (a)(b)(c)(d)	43,925,000	43,925,000
GO Bonds
Series 2008
0.31%, 10/07/10, 03/01/12 (a)(c)(d)	5,440,000	5,440,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.29%, 10/07/10, 03/01/32 (a)(b)	25,000,000	25,000,000
M/F Housing RB (Pollard Plaza Apts)
Series 2002D
0.30%, 10/07/10, 08/01/35 (a)(b)	7,095,000	7,095,000
M/F Housing RB (Raintree Apts)
Series 2005A
0.28%, 10/07/10, 02/01/38 (a)(b)	10,000,000	10,000,000
Sub CP Notes
Series A1,A2&B
0.38%, 10/05/10 (b)	19,193,000	19,193,000
0.40%, 10/05/10 (b)	43,000,000	43,000,000
0.34%, 10/07/10 (b)	44,693,000	44,693,000
San Jose Financing Auth
Lease RB (Civic Center)
Series 2002B
0.27%, 10/07/10, 06/01/11 (a)(b)(c)(d)	12,005,000	12,005,000
San Luis Obispo Cnty Financing Auth
RB (Nacimiento Water)
Series 2007A
0.27%, 10/07/10, 09/01/30 (a)(b)(c)(d)	27,320,000	27,320,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
0.22%, 10/07/10, 05/01/35 (a)(b)	13,390,000	13,390,000
San Mateo Cnty Community College District
GO Bonds
Series 2005B
0.43%, 11/04/10, 09/01/21 (c)(d)	9,435,000	9,435,000
GO Bonds
Series 2005B & 2006A
0.43%, 12/22/10, 09/01/28 (b)(c)(d)	15,085,000	15,085,000
GO Bonds
Series 2006B
0.28%, 10/07/10, 09/01/30 (a)(c)(d)	37,665,000	37,665,000
0.28%, 10/07/10, 03/01/31 (a)(c)(d)	10,095,000	10,095,000
0.28%, 10/07/10, 03/01/32 (a)(c)(d)	10,265,000	10,265,000
San Mateo Jt Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.28%, 10/07/10, 04/01/39 (a)(b)	15,705,000	15,705,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
San Mateo UHSD
GO BAN
Series 2010
2.00%, 02/28/11	7,000,000	7,040,604
Santa Barbara Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	18,795,000	19,018,169
Santa Clara Cnty
GO Bonds
Series 2009A
0.28%, 10/07/10, 07/18/17 (a)(c)(d)(f)	55,260,000	55,260,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
0.40%, 12/09/10, 05/15/15 (b)(c)(d)(f)	47,700,000	47,700,000
Refunding Lease RB (Multiple Facilities)
Series 2008L
0.28%, 10/07/10, 05/15/16 (a)(c)(d)	9,000,000	9,000,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
0.36%, 10/07/10, 01/01/37 (a)(b)	9,620,000	9,620,000
Santa Cruz Cnty
TRAN 2010-2011
2.00%, 06/30/11	20,000,000	20,222,382
Santa Fe IDA
IDRB (Tri-West)
Series 1983
0.40%, 10/07/10, 12/01/13 (a)(b)	4,000,000	4,000,000
Santa Rosa
M/F Housing RB (Quail Run Apts)
Series 1997A
0.32%, 10/07/10, 06/01/27 (a)(b)	7,190,000	7,190,000
Sequoia UHSD
GO Bonds (Election of 2004)
Series 2005B
0.27%, 10/07/10, 07/01/14 (a)(b)(c)(d)	7,360,000	7,360,000
Simi Valley USD
GO Bonds
Series 2007C
0.28%, 10/07/10, 08/01/26 (a)(b)(c)(d)	8,460,000	8,460,000
Sonoma Cnty
TRAN 2009-2010
1.50%, 10/28/10 (f)	90,000,000	90,070,897
Southern California Metropolitan Water District
Water RB
Series 2005C
0.26%, 10/07/10, 02/01/15 (a)(c)(d)	12,235,000	12,235,000
0.27%, 10/07/10, 07/01/30 (a)(c)(d)	8,970,000	8,970,000
0.26%, 10/07/10, 07/01/35 (a)(c)(d)	9,430,000	9,430,000
Water RB
Series 2006A
0.26%, 10/07/10, 07/01/15 (a)(c)(d)	5,225,000	5,225,000
0.28%, 10/07/10, 07/01/15 (a)(c)(d)	13,050,000	13,050,000
0.27%, 10/07/10, 01/01/16 (a)(c)(d)	5,590,000	5,590,000
Water RB
Series 2008A
0.27%, 10/07/10, 01/01/17 (a)(c)(d)	5,000,000	5,000,000
Water Refunding RB
Series 2009A1
0.32%, 10/07/10, 07/01/30 (a)(f)	50,000,000	50,000,000
Water Refunding RB
Series 2009A2
0.27%, 10/07/10, 07/01/30 (a)	40,180,000	40,180,000
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009-2
0.26%, 10/07/10, 07/01/36 (a)(b)	7,550,000	7,550,000
Subordinate Refunding RB (Southern Transmission)
Series 2001A
0.35%, 10/07/10, 07/01/21 (a)(b)(c)	54,555,000	54,555,000
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
0.45%, 10/07/10, 09/01/48 (a)(b)(c)(f)	31,465,000	31,465,000
Sweetwater UHSD
GO Bonds (Election of 2006)
Series 2008A
0.27%, 10/07/10, 10/01/16 (a)(b)(c)(d)	3,000,000	3,000,000
Torrance
RB (Torrance Memorial Medical Center)
Series 2010B
0.25%, 10/07/10, 09/01/45 (a)(b)	12,500,000	12,500,000
TRAN 2010-2011
2.00%, 07/06/11	31,000,000	31,357,031
Univ of California
General RB
Series 2005C
0.31%, 10/07/10, 11/15/30 (a)(c)(d)	7,500,000	7,500,000
General RB
Series 2005F
0.28%, 10/07/10, 05/15/12 (a)(c)(d)	1,550,000	1,550,000
General RB
Series 2005G
0.27%, 10/07/10, 05/15/12 (a)(c)(d)	25,570,000	25,570,000
General RB
Series 2007J
0.27%, 10/07/10, 11/15/23 (a)(c)(d)	6,505,000	6,505,000
0.50%, 01/20/11, 11/15/25 (c)(d)	11,635,000	11,635,000
General RB
Series 2009O
0.27%, 10/07/10, 05/15/17 (a)(c)(d)	9,935,275	9,935,275
Limited Project RB
Series 2005B
0.27%, 10/07/10, 05/15/13 (a)(c)(d)	12,940,000	12,940,000
Limited Project RB
Series 2007D
0.27%, 10/07/10, 10/01/15 (a)(c)(d)(f)	40,095,000	40,095,000
Medical Center Pooled RB
Series 2007C2
0.45%, 06/02/11, 05/15/43 (c)(d)(f)	20,615,000	20,615,000
Upland USD
GO Bonds
Series A
0.28%, 10/07/10, 08/01/26 (a)(b)(c)(d)	9,238,000	9,238,000
Ventura Cnty
TRAN 2010-2011
2.00%, 07/01/11	25,000,000	25,301,609

12

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
West Contra Costa USD
GO Bonds
Series C
0.28%, 10/07/10, 02/01/29 (a)(b)(c)(d)	2,080,000	2,080,000
West Hills Community College District
COP (2008 Refunding)
0.30%, 10/07/10, 07/01/33 (a)(b)	10,000,000	10,000,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
0.55%, 10/07/10, 12/01/33 (a)(b)	6,620,000	6,620,000
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.27%, 10/07/10, 05/01/36 (a)(b)(c)(d)	16,875,000	16,875,000
Whittier UHSD
GO Bonds
Series 2009A
0.43%, 12/30/10, 08/01/34 (b)(c)(d)	10,195,000	10,195,000
William S. Hart UHSD
GO Bonds
Series A
0.45%, 05/19/11, 08/01/31 (b)(c)(d)	19,755,000	19,755,000
GO Bonds
Series B
0.27%, 10/07/10, 09/01/21 (a)(b)(c)(d)	4,865,000	4,865,000
Yosemite Community College District
GO Bonds
Series 2008C
0.28%, 10/07/10, 10/20/16 (a)(b)(c)(d)	10,665,000	10,665,000

		6,759,034,745

Puerto Rico 0.3%
Puerto Rico Aquaduct & Sewer Auth
Senior Lien RB
Series A
0.31%, 10/07/10, 07/01/39 (a)(b)(c)(d)	3,500,000	3,500,000
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	11,350,000	11,350,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.28%, 10/07/10, 08/01/39 (a)(b)(c)(d)	510,000	510,000
Sales Tax RB First Sub
Series 2010A
0.29%, 10/07/10, 02/01/34 (a)(b)(c)(d)	7,500,000	7,500,000

		22,860,000

Total Municipal Securities
(Cost $6,781,894,745)		6,781,894,745

Other Investments 1.4% of net assets

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares
Series 1
0.46%, 10/07/10, 03/01/40 (a)(b)(d)	29,800,000	29,800,000
Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.52%, 10/07/10, 08/01/40 (a)(b)(d)	26,000,000	26,000,000
Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.52%, 10/07/10, 08/01/40 (a)(b)(d)	26,000,000	26,000,000
Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 2
0.41%, 10/07/10, 08/01/38 (a)(b)(d)	17,700,000	17,700,000

Total Other Investments
(Cost $99,500,000)		99,500,000

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $6,881,394,745.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,801,196,275 or 40.8% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 13

 Schwab California Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47704SEP10

14

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

100.2%		Municipal Securities	261,666,719	261,666,719

100.2%		Total Investments	261,666,719	261,666,719
(0	.2)%	Other Assets and Liabilities, Net		(419,718)

100.0%		Net Assets		261,247,001

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 100.2% of net assets

California 99.9%
Alameda Cnty IDA
RB (Dale Hardware)
Series 2010
0.32%, 10/07/10, 06/01/40 (a)(b)	2,665,000	2,665,000
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes
Series A
0.34%, 10/01/10 (b)	2,000,000	2,000,000
Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.28%, 10/07/10, 10/01/31 (a)(b)(c)(d)	250,000	250,000
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
0.28%, 10/07/10, 10/01/26 (a)(b)(c)(d)	4,030,000	4,030,000
RB (Anaheim Electric System Distribution Facilities)
Series 2009A
0.27%, 10/07/10, 04/01/33 (a)(c)(d)	1,630,000	1,630,000
Second Lien RB (Anaheim Electric System Distribution Facilities)
Series 2004
0.28%, 10/07/10, 10/01/34 (a)(b)(c)(d)	5,000,000	5,000,000
Bay Area Toll Auth
Toll Bridge RB
Series 2007F
0.27%, 10/07/10, 04/01/15 (a)(c)(d)	745,000	745,000
Toll Bridge RB
Series 2007F, 2008F1, 2009F1
0.27%, 10/07/10, 04/01/31 (a)(c)(d)	5,410,000	5,410,000
Toll Bridge RB
Series 2009F1
0.27%, 10/07/10, 04/01/17 (a)(c)(d)	2,000,000	2,000,000
0.28%, 10/07/10, 04/27/17 (a)(c)(d)	1,335,000	1,335,000
Calaveras Cnty
TRAN 2010-2011
1.50%, 06/30/11	1,300,000	1,305,373
California
Economic Recovery Bonds
Series 2004C4
0.25%, 10/01/10, 07/01/23 (a)(b)	1,270,000	1,270,000
Economic Recovery Bonds
Series 2004C5
0.30%, 10/01/10, 07/01/23 (a)(b)	1,350,000	1,350,000
GO CP Notes
0.32%, 10/04/10 (b)	4,500,000	4,500,000
0.30%, 10/06/10 (b)	3,050,000	3,050,000
California Dept of Water Resources
Power Supply RB
Series 2002C10
0.25%, 10/07/10, 05/01/22 (a)(b)	210,000	210,000
California Education Notes Program
Note Participation Fiscal Year 2010-2011
Series A
2.00%, 07/01/11	1,500,000	1,516,061
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2007A
0.26%, 10/07/10, 10/01/37 (a)(c)(d)	1,300,000	1,300,000
RB (Univ of Southern California)
Series 2009A
0.28%, 10/07/10, 04/01/33 (a)(c)(d)	2,220,000	2,220,000
California Health Facilities Financing Auth
Health Facility RB (Providence Health & Services)
Series 1996
6.00%, 10/01/10	3,260,000	3,260,000
RB (Kaiser Permanente)
Series 2006E
0.38%, 02/15/11	1,500,000	1,500,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.43%, 10/07/10, 07/01/33 (a)(b)	3,530,000	3,530,000
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.39%, 10/07/10, 07/01/23 (a)(b)(c)(d)	7,155,000	7,155,000
RB (Casa Loma College)
Series 2009
0.38%, 10/07/10, 04/01/39 (a)(b)	2,000,000	2,000,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2010
0.32%, 10/07/10, 06/01/35 (a)(b)	2,400,000	2,400,000
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.27%, 10/07/10, 04/01/17 (a)(c)(d)	3,695,000	3,695,000

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
California School Cash Reserve Program Auth
Bonds 2010-2011
Series F
2.00%, 06/01/11	1,000,000	1,008,922
California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.37%, 10/07/10, 05/15/18 (a)(b)(c)(d)	2,000,000	2,000,000
RB (Kaiser Permanente)
Series 2004E
0.37%, 02/10/11	1,000,000	1,000,000
RB (Kaiser Permanente)
Series 2008B
0.42%, 02/14/11	5,000,000	5,000,000
0.37%, 04/05/11	5,700,000	5,700,000
Chaffey Community College District
GO Bonds
Series 2005B
0.31%, 10/07/10, 12/01/13 (a)(c)(d)	6,600,000	6,600,000
Desert Sands USD
TRAN 2010-2011
2.00%, 06/30/11	4,000,000	4,046,164
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.30%, 10/07/10, 07/01/33 (a)(b)	1,405,000	1,405,000
East Bay Municipal Utility District
Extendible CP (Wastewater
Series) Notes
0.43%, 10/08/10	3,600,000	3,600,000
0.40%, 12/08/10	2,000,000	2,000,000
Wastewater System Sub Refunding RB
Series 2008C
0.28%, 10/07/10, 06/01/27 (a)(c)	4,800,000	4,800,000
Water System Sub RB
Series 2005A
0.26%, 10/07/10, 12/01/13 (a)(c)(d)	1,180,000	1,180,000
Water System Sub Refunding RB
Series 2009A1
0.27%, 10/07/10, 06/01/26 (a)	5,825,000	5,825,000
Water System Sub Refunding RB
Series 2009A2
0.27%, 10/07/10, 06/01/26 (a)	3,970,000	3,970,000
Grossmont UHSD
GO Bonds
Series 2006
0.28%, 10/07/10, 02/01/26 (a)(c)(d)	373,000	373,000
GO Bonds
Series 2008
0.28%, 10/07/10, 08/01/16 (a)(c)(d)	2,805,000	2,805,000
GO Bonds
Series 2010B
0.28%, 10/07/10, 02/01/20 (a)(c)(d)	6,300,000	6,300,000
Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
0.27%, 10/07/10, 07/15/14 (a)(b)	1,180,000	1,180,000
Long Beach
RB (Memorial Health Services)
Series 1991
0.25%, 10/07/10, 10/01/16 (a)	2,300,000	2,300,000
Los Angeles
TRAN 2010
2.00%, 05/31/11	1,000,000	1,007,904
Wastewater System Refunding RB
Series 2003A
0.27%, 10/07/10, 08/01/12 (a)(c)(d)	1,000,000	1,000,000
Los Angeles Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	2,000,000	2,016,992
Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP
Series A-BB
0.28%, 10/07/10 (b)	1,563,000	1,563,000
0.34%, 10/19/10 (b)	4,012,000	4,012,000
Los Angeles Community College District
GO Bonds
Series 2009A
0.27%, 10/07/10, 08/01/33 (a)(c)(d)	2,880,000	2,880,000
Los Angeles Dept of Airports
Airport Sr RB
Series 2010A
0.28%, 10/07/10, 05/10/18 (a)(c)(d)	2,160,000	2,160,000
Los Angeles Dept of Water & Power
Power System RB
Series 2005A2
0.27%, 10/07/10, 07/01/13 (a)(c)(d)	1,400,000	1,400,000
Power System RB
Series 2007A1
0.32%, 10/07/10, 01/01/16 (a)(c)(d)	6,000,000	6,000,000
Power System Revenue CP Notes
0.33%, 02/03/11 (c)	5,000,000	5,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.32%, 12/08/10 (b)	1,000,000	1,000,000
0.34%, 12/08/10 (b)	10,063,000	10,063,000
Los Angeles USD
GO Bonds
Series 2009D & 2009I
0.27%, 10/07/10, 01/01/29 (a)(c)(d)	4,000,000	4,000,000
GO Bonds
Series 2009I
0.27%, 10/07/10, 01/01/29 (a)(c)(d)	3,500,000	3,500,000
TRAN 2010-2011
Series A
2.00%, 06/30/11	2,000,000	2,019,683
Mt. View-Los Altos UHSD
TRAN 2010
2.00%, 06/30/11	3,350,000	3,387,249
Newport-Mesa USD
GO Bonds
Series 2007
0.28%, 10/07/10, 08/01/26 (a)(c)(d)	4,385,000	4,385,000
Orange Cnty Sanitation District
COP
Series 2007B
0.27%, 10/07/10, 02/01/15 (a)(c)(d)	3,975,000	3,975,000
Refunding Certificate BAN
Series 2009B
2.00%, 12/01/10	1,500,000	1,503,723
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
0.42%, 11/03/10, 06/01/14 (b)(c)(d)	2,985,000	2,985,000

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Richmond
Wastewater Refunding RB
Series 2008A
0.27%, 10/07/10, 08/01/37 (a)(b)	2,000,000	2,000,000
Riverside
Electric RB
Series 2008D
0.32%, 10/07/10, 10/01/32 (a)(c)(d)	2,110,000	2,110,000
Riverside Cnty
TRAN 2010-2011
Series B
2.00%, 06/30/11	2,500,000	2,526,864
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.37%, 10/05/10 (b)	2,000,000	2,000,000
Roseville Jt UHSD
GO Bonds
Series C
0.28%, 10/07/10, 08/01/31 (a)(c)(d)	1,060,000	1,060,000
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.46%, 10/07/10, 11/27/14 (a)(c)(d)	1,500,000	1,500,000
Sacramento Transportation Auth
Sales Tax RB (Limited Tax)
Series 2009C
0.25%, 10/07/10, 10/01/38 (a)(c)	2,000,000	2,000,000
San Diego Cnty & SDs Pool Program
TRAN
Series 2010B1
2.00%, 01/31/11	3,500,000	3,514,706
San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes
Series A&B
0.26%, 10/06/10 (b)	1,000,000	1,000,000
San Diego Cnty Water Auth
Water Revenue COP
Series 2008A
0.27%, 10/07/10, 05/01/16 (a)(c)(d)	1,540,000	1,540,000
San Diego Community College District
GO Bonds
Series 2005
0.27%, 10/07/10, 11/01/13 (a)(b)(c)(d)	2,030,000	2,030,000
San Francisco
GO Improvement Bonds
Series 2009A
0.45%, 01/27/11, 06/15/29 (c)(d)	530,000	530,000
San Francisco USD
TRAN 2010
2.00%, 06/30/11	1,000,000	1,011,642
San Mateo Cnty Community College District
GO Bonds
Series 2006B
0.28%, 10/07/10, 09/01/30 (a)(c)(d)	930,000	930,000
San Mateo UHSD
GO BAN
Series 2010
2.00%, 02/28/11	3,000,000	3,017,402
Simi Valley USD
GO Bonds
Series 2007C
0.28%, 10/07/10, 08/01/26 (a)(b)(c)(d)	4,020,000	4,020,000
Southern California Metropolitan Water District
Water Refunding RB
Series 2009A1
0.32%, 10/07/10, 07/01/30 (a)	5,000,000	5,000,000
Water Refunding RB
Series 2009A2
0.27%, 10/07/10, 07/01/30 (a)	5,000,000	5,000,000
Southern California Public Power Auth
Sub Refunding RB (Transmission Project)
Series 1991
0.28%, 10/07/10, 07/01/19 (a)(b)	135,000	135,000
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
0.45%, 10/07/10, 09/01/48 (a)(b)(c)	1,600,000	1,600,000
Sunnyvale
Refunding COP (Government Center Site Acquisition)
Series 2009A
0.27%, 10/07/10, 04/01/31 (a)(b)	5,675,000	5,675,000
Torrance
TRAN 2010-2011
2.00%, 07/06/11	2,000,000	2,023,034
Univ of California
General RB
Series 2007J
0.27%, 10/07/10, 05/15/22 (a)(c)(d)	3,045,000	3,045,000
0.50%, 01/20/11, 11/15/25 (c)(d)	7,665,000	7,665,000
West Hills Community College District
COP (2008 Refunding)
0.30%, 10/07/10, 07/01/33 (a)(b)	4,325,000	4,325,000
William S. Hart UHSD
GO Bonds
Series A
0.45%, 05/19/11, 08/01/31 (b)(c)(d)	5,300,000	5,300,000

		260,836,719

Puerto Rico 0.3%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2004B4
0.27%, 10/07/10, 07/01/28 (a)(b)(c)	830,000	830,000

Total Municipal Securities
(Cost $261,666,719)		261,666,719

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $261,666,719.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $116,043,000 or 44.4% of net assets.

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47705SEP10

4

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

95.8%		Municipal Securities	13,883,199,873	13,883,199,873
4.4%		Other Investments	636,900,000	636,900,000

100.2%		Total Investments	14,520,099,873	14,520,099,873
(0	.2)%	Other Assets and Liabilities, Net		(25,725,074)

100.0%		Net Assets		14,494,374,799

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 95.8% of net assets

Alabama 1.2%
Alabama
GO Bonds
Series 2007A
0.30%, 10/07/10, 08/01/27 (a)(b)(c)(d)	12,652,000	12,652,000
Alabama HFA
M/F Housing RB (Chapel Ridge Apts)
Series 2005E
0.34%, 10/07/10, 04/01/38 (a)(b)	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts)
Series 2005F
0.34%, 10/07/10, 12/01/35 (a)(b)	10,550,000	10,550,000
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche I, III & IV)
Series 2008A, 2009B & 2010A
0.28%, 10/07/10, 06/01/38 (a)(b)	4,205,000	4,205,000
Municipal Funding Notes (Tranches I-IX)
0.28%, 10/07/10, 01/01/36 (a)(b)	22,525,000	22,525,000
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
0.33%, 10/07/10, 08/01/36 (a)	15,790,000	15,790,000
Hoover
GO Sewer Warrants
Series 2007
0.26%, 10/07/10, 03/01/15 (a)(b)(c)(d)	11,905,000	11,905,000
Jackson IDB
IDRB (Specialty Minerals)
Series 1999
0.30%, 10/07/10, 11/01/14 (a)(b)	8,200,000	8,200,000
Millport IDA
RB (Steel Dust Recycling)
Series 2007
0.32%, 10/07/10, 12/01/37 (a)(b)	6,080,000	6,080,000
Mobile IDB
Pollution Control Refunding RB (Alabama Power)
Series 1993A
0.27%, 10/07/10, 08/01/17 (a)	12,100,000	12,100,000
Mobile Special Care Facilities Financing Auth
RB (Ascension Health)
Series 2006D
0.27%, 10/07/10, 11/15/30 (a)(c)(d)	27,000,000	27,000,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
0.26%, 10/07/10, 03/01/14 (a)(b)(c)(d)	10,680,000	10,680,000
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
0.43%, 10/07/10, 03/01/19 (a)	15,000,000	15,000,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
0.37%, 10/07/10, 12/01/27 (a)(b)	10,000,000	10,000,000

		177,687,000

Alaska 0.4%
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) First
Series 2006A2
0.36%, 10/07/10, 06/01/14 (a)(c)(d)	5,480,000	5,480,000
General Mortgage RB
Series 2002A
0.27%, 10/07/10, 04/01/12 (a)(c)(d)	5,995,000	5,995,000
General Purpose Housing Bonds
Series 2005A
0.28%, 10/07/10, 12/01/34 (a)(c)(d)	8,460,000	8,460,000
State Capital Bonds
Series 2006A
0.42%, 10/07/10, 06/01/14 (b)(c)(d)	27,460,000	27,460,000
0.50%, 02/10/11, 12/01/21 (c)(d)	10,345,000	10,345,000

		57,740,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Arizona 1.2%
Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
0.40%, 10/21/10, 01/01/15 (b)(c)(d)	10,260,000	10,260,000
Refunding RB (Northern Arizona Univ)
Series 2007
0.26%, 10/07/10, 12/01/14 (a)(b)(c)(d)	21,055,000	21,055,000
Chandler IDA
RB (Intel Corp)
Series 2007
0.30%, 10/07/10, 12/01/11 (a)(b)(c)(d)	60,000,000	60,000,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
0.30%, 10/07/10, 05/15/37 (a)(b)	7,750,000	7,750,000
Solid Waste Disposal RB (Michael Pylman Dairy)
Series 2005
0.47%, 10/07/10, 01/01/25 (a)(b)	6,750,000	6,750,000
Phoenix Civic Improvement Corp
Wastewater System Revenue BAN
Series 2009
0.35%, 11/09/10 (b)	40,000,000	40,000,000
Pima Cnty
GO Bonds
Series 2007
0.50%, 02/10/11, 07/01/18 (c)(d)	10,920,000	10,920,000
Pima Cnty IDA
Pollution Control RB (Tucson Electric)
Series 2009A
0.44%, 12/30/10, 10/01/20 (b)(c)(d)	9,995,000	9,995,000
Yavapai Cnty IDA
Solid Waste RB (Allied Waste North America)
Series 2007A
0.30%, 10/07/10, 12/01/17 (a)(b)	10,000,000	10,000,000

		176,730,000

Arkansas 0.1%
Univ of Arkansas
Various Facilities RB (UAMS Campus)
Series 2006
0.43%, 12/09/10, 03/01/14 (b)(c)(d)	14,385,000	14,385,000

California 8.8%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
0.38%, 10/07/10, 11/01/33 (a)(b)	3,315,000	3,315,000
RB (Heat & Control)
Series 1995A
0.36%, 10/07/10, 11/01/25 (a)(b)	4,100,000	4,100,000
Assoc of Bay Area Governments
RB (899 Charleston)
Series 2007
0.29%, 10/01/10, 06/01/37 (a)(b)	20,100,000	20,100,000
RB (Acacia Creek at Union City)
Series 2008A
0.29%, 10/01/10, 07/01/38 (a)(c)	5,900,000	5,900,000
California
GO CP Notes
0.32%, 10/05/10 (b)	50,000,000	50,000,000
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2009B
0.27%, 10/07/10, 10/01/16 (a)(c)(d)	2,410,000	2,410,000
California Health Facilities Financing Auth
RB (Kaiser Permanente)
Series 2006E
0.37%, 03/30/11	29,000,000	29,000,000
California HFA
Home Mortgage RB
Series 2006F
0.28%, 10/07/10, 08/01/40 (a)(b)	13,245,000	13,245,000
Home Mortgage RB
Series 2007K
0.28%, 10/07/10, 08/01/37 (a)(b)	25,000,000	25,000,000
Home Mortgage RB
Series 2008C
0.28%, 10/07/10, 08/01/41 (a)(b)	24,000,000	24,000,000
Home Mortgage RB
Series 2008E
0.28%, 10/07/10, 02/01/32 (a)(b)	12,220,000	12,220,000
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits)
Series 2000A
0.36%, 10/07/10, 10/01/26 (a)(b)	3,200,000	3,200,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.36%, 10/07/10, 08/01/19 (a)(b)	5,400,000	5,400,000
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.36%, 10/07/10, 08/01/21 (a)(b)	2,185,000	2,185,000
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.31%, 10/07/10, 10/01/16 (a)(b)	4,400,000	4,400,000
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
0.39%, 10/07/10, 06/01/38 (a)(b)	10,120,000	10,120,000
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.39%, 10/07/10, 12/01/35 (a)(b)	1,640,000	1,640,000
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.39%, 10/07/10, 06/01/36 (a)(b)	15,375,000	15,375,000
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
0.39%, 10/07/10, 06/01/38 (a)(b)	14,200,000	14,200,000
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.36%, 10/07/10, 06/01/20 (a)(b)	2,380,000	2,380,000
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
0.36%, 10/07/10, 06/01/22 (a)(b)	3,075,000	3,075,000
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.36%, 10/07/10, 04/01/15 (a)(b)	3,215,000	3,215,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.39%, 10/07/10, 07/01/37 (a)(b)	9,790,000	9,790,000
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.39%, 10/07/10, 03/01/18 (a)(b)	350,000	350,000
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2004E
0.41%, 11/08/10	27,955,000	27,955,000
0.37%, 02/10/11	12,000,000	12,000,000
0.43%, 02/15/11	10,000,000	10,000,000
RB (Kaiser Permanente)
Series 2004K
0.38%, 03/10/11	3,000,000	3,000,000
0.37%, 03/17/11	20,400,000	20,400,000
RB (Kaiser Permanente)
Series 2006D
0.37%, 03/17/11	10,000,000	10,000,000
0.37%, 03/30/11	3,200,000	3,200,000
RB (Kaiser Permanente)
Series 2008B
0.42%, 02/14/11	33,000,000	33,000,000
0.40%, 02/15/11	24,000,000	24,000,000
0.37%, 04/05/11	2,100,000	2,100,000
RB (Kaiser Permanente)
Series 2008C
0.37%, 10/28/10	30,000,000	30,000,000
RB (Kaiser Permanente)
Series 2009B2
0.38%, 03/10/11	35,000,000	35,000,000
RB (Kaiser Permanente)
Series 2009B5
0.36%, 03/30/11	27,000,000	27,000,000
RB (Kaiser Permanente)
Series 2009B6
0.39%, 02/04/11	27,000,000	27,000,000
RB (Kaiser Permanente)
Series 2009E2
4.00%, 05/02/11, 04/01/44	38,050,000	38,813,188
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
2.50%, 10/01/10	30,000,000	30,000,000
Delano
COP (Delano Regional Medical Center)
0.37%, 10/07/10, 01/01/20 (a)(b)	14,215,000	14,215,000
East Bay Municipal Utility District
Extendible CP (Water
Series) Notes
0.35%, 11/08/10	17,200,000	17,200,000
Fresno
TRAN 2010-2011
2.00%, 06/30/11	45,000,000	45,432,596
Hartnell Community College District
GO Bonds
Series D
0.40%, 03/17/11, 08/01/49 (b)(c)(d)	8,880,000	8,880,000
Long Beach
Harbor Refunding RB
Series 1998A
0.53%, 10/07/10, 11/13/14 (a)(c)(d)	5,495,000	5,495,000
Long Beach Community College District
GO Bonds
Series 2007D
0.43%, 12/08/10, 05/01/32 (b)(c)(d)	25,235,000	25,235,000
Los Angeles
TRAN 2010
2.00%, 05/31/11	67,000,000	67,529,558
Los Angeles Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	40,000,000	40,339,850
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes
Series C
0.35%, 10/07/10 (b)	15,000,000	15,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP
Series A-BB
0.34%, 10/07/10 (b)	32,652,000	32,652,000
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.31%, 10/07/10, 05/05/16 (a)(c)(d)	6,665,000	6,665,000
0.31%, 10/07/10, 05/15/16 (a)(c)(d)	6,810,000	6,810,000
Los Angeles Dept of Water & Power
Power System RB
Series 2001B3
0.29%, 10/01/10, 07/01/34 (a)(c)	4,400,000	4,400,000
Los Angeles Municipal Improvement Corp
Lease RB
Series 2006A
0.41%, 11/18/10, 07/01/30 (b)(c)(d)	19,375,000	19,375,000
Los Angeles USD
GO Refunding Bonds
Series 2007A2
0.26%, 10/07/10, 12/14/23 (a)(c)(d)	23,625,000	23,625,000
TRAN 2010-2011
Series A
2.00%, 06/30/11	50,000,000	50,492,066
Oakland
TRAN 2010-2011
2.00%, 06/15/11	27,000,000	27,260,517
Port of Oakland
CP
Series D
0.30%, 12/08/10 (b)	5,233,000	5,233,000
Poway USD Public Financing Auth
Lease RB
Series 2007
0.45%, 10/07/10, 12/01/39 (a)(b)(c)	9,000,000	9,000,000
Sacramento
TRAN 2010
2.00%, 06/30/11	12,000,000	12,128,881
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.27%, 10/07/10, 12/01/35 (a)(c)(d)	17,300,000	17,300,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
San Diego
TRAN 2010-2011
Series A
2.00%, 01/31/11	10,000,000	10,053,076
TRAN 2010-2011
Series B
2.00%, 04/29/11	10,000,000	10,088,242
TRAN 2010-2011
Series C
2.00%, 05/31/11	30,000,000	30,297,356
San Diego USD
TRAN
Series 2010-2011A
2.00%, 06/30/11	41,000,000	41,434,007
San Francisco Airport Commission
Refunding RB Second
Series 36C
0.30%, 10/07/10, 05/01/26 (a)(b)(c)	4,840,000	4,840,000
San Ramon Valley USD
TRAN 2009
2.00%, 11/16/10	30,000,000	30,060,242
Southern California Public Power Auth
Revenue Notes (Linden Wind Energy)
Series 2009A
2.00%, 10/01/10	80,000,000	80,000,000
Victor Valley Community College District
GO Bonds
Series 2009C
0.41%, 11/04/10, 06/01/49 (c)(d)	19,870,000	19,870,000

		1,278,999,579

Colorado 2.4%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
0.70%, 10/07/10, 05/01/13 (a)(b)	3,500,000	3,500,000
Colorado Educational & Cultural Facilities Auth
RB (Lutheran Church Extension Fund - Missouri Synod)
Series 2008
0.40%, 10/01/10, 05/15/38 (a)(b)	9,625,000	9,625,000
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.29%, 10/07/10, 09/01/33 (a)(c)(d)	14,025,000	14,025,000
0.29%, 10/07/10, 03/01/34 (a)(c)(d)	16,550,000	16,550,000
RB (Sisters of Charity of Leavenworth Health)
Series 2010B
0.27%, 10/07/10, 01/01/18 (a)(c)(d)	4,500,000	4,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds
Series 2002C3
0.30%, 10/07/10, 05/01/22 (a)(c)	4,000,000	4,000,000
S/F Mortgage Class I Bonds
Series 2006B3
0.29%, 10/07/10, 11/01/36 (a)(c)	12,500,000	12,500,000
S/F Mortgage Class I Bonds
Series 2007A2
0.29%, 10/07/10, 11/01/37 (a)(c)	47,000,000	47,000,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks)
Series 2007A
0.27%, 10/07/10, 11/01/32 (a)(c)(d)	18,085,000	18,085,000
0.27%, 10/07/10, 11/01/33 (a)(c)(d)	16,830,000	16,830,000
0.27%, 10/07/10, 11/01/35 (a)(c)(d)	29,700,000	29,700,000
Colorado Springs
Hospital Refunding RB
Series 2009
0.45%, 06/02/11, 12/15/33 (b)(c)(d)	6,859,000	6,859,000
Utilities System Refunding RB
Series 2007B
0.31%, 10/07/10, 11/01/26 (a)(c)	4,800,000	4,800,000
Utilities System Sub Lien RB
Series 2005A
0.28%, 10/07/10, 11/01/35 (a)(c)	22,000,000	22,000,000
Commerce City
GO Bonds
Series 2006
0.28%, 10/07/10, 12/01/28 (a)(b)	9,825,000	9,825,000
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds
Series 1992A
0.43%, 11/04/10, 04/01/19 (b)(c)(d)	8,490,000	8,490,000
Denver
Airport System RB
Series 1992G
0.31%, 10/07/10, 11/15/25 (a)(b)	1,900,000	1,900,000
Airport System RB
Series 2007A
0.30%, 10/07/10, 11/15/15 (a)(b)(c)(d)	85,800,000	85,800,000
Airport System RB
Series 2007D
0.30%, 10/07/10, 11/15/15 (a)(b)(c)(d)	12,385,000	12,385,000
Airport System RB
Series 2007E
0.28%, 10/07/10, 11/15/15 (a)(b)(c)(d)	17,045,000	17,045,000

		345,419,000

District of Columbia 3.1%
District of Columbia
GO Bonds
Series 2007C
0.28%, 10/07/10, 12/01/15 (a)(b)(c)(d)	16,812,000	16,812,000
GO Bonds
Series 2008E
0.29%, 10/07/10, 12/01/15 (a)(b)(c)(d)	6,030,000	6,030,000
Income Tax Refunding RB
Series 2010A
0.27%, 10/07/10, 12/01/17 (a)(c)(d)	5,500,000	5,500,000
RB (American National Red Cross)
Series 2000
0.30%, 12/08/10 (b)	61,500,000	61,500,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
RB (American Psychological Assoc)
Series 2003
0.34%, 10/07/10, 03/01/28 (a)(b)	2,405,000	2,405,000
RB (National Academy of Sciences)
Series 2008A
0.32%, 12/03/10 (b)	10,000,000	10,000,000
Refunding RB (Howard Univ)
Series 2006A
0.28%, 10/07/10, 10/01/14 (a)(b)(c)(d)	11,940,000	11,940,000
District of Columbia Water & Sewer Auth
Public Utility RB
Series 1998
0.47%, 10/07/10, 04/01/24 (a)(c)(d)	4,585,000	4,585,000
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.34%, 10/07/10, 10/01/33 (a)(b)	28,365,000	28,365,000
Airport System RB
Series 2004B
0.42%, 10/07/10, 04/01/29 (a)(c)(d)	4,060,000	4,060,000
Airport System RB
Series 2005A
0.54%, 10/07/10, 09/29/11 (a)(c)(d)	5,135,000	5,135,000
0.34%, 10/07/10, 04/01/14 (a)(c)(d)	12,470,000	12,470,000
Airport System RB
Series 2006B
0.42%, 10/07/10, 10/01/14 (a)(c)(d)	11,695,000	11,695,000
Airport System RB
Series 2007B
0.30%, 10/07/10, 10/01/15 (a)(c)(d)	15,010,000	15,010,000
0.30%, 10/07/10, 10/01/27 (a)(b)(c)(d)	8,995,000	8,995,000
Airport System RB
Series 2008A
0.30%, 10/07/10, 04/01/16 (a)(c)(d)	7,793,000	7,793,000
0.36%, 10/07/10, 04/01/19 (a)(c)(d)	8,020,000	8,020,000
0.30%, 10/07/10, 04/01/24 (a)(c)(d)	19,135,000	19,135,000
Airport System Refunding RB
Series 2002C
0.37%, 10/07/10, 10/01/21 (a)(b)(c)(g)	150,240,000	150,240,000
Airport System Refunding RB
Series 2003A
0.30%, 10/07/10, 04/01/12 (a)(b)(c)(d)	9,335,000	9,335,000
Airport System Refunding RB
Series 2004D
5.00%, 10/01/10	8,850,000	8,850,000
Airport System Refunding RB
Series 2007A
0.54%, 10/07/10, 10/01/14 (a)(c)(d)	30,315,000	30,315,000
Airport System Revenue CP
Series One A1, A2 & B
0.35%, 02/10/11 (b)	17,700,000	17,700,000

		455,890,000

Florida 7.7%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare)
Series 2008A
0.31%, 10/18/10 (b)	25,000,000	25,000,000
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
0.29%, 10/07/10, 02/01/15 (a)(b)	1,900,000	1,900,000
Brevard Cnty School Board
RAN
Series 2010
2.00%, 04/22/11	24,000,000	24,195,147
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
0.37%, 10/07/10, 11/01/23 (a)(b)	11,000,000	11,000,000
Broward Cnty SD
COP
Series 2005A
0.28%, 10/07/10, 01/01/14 (a)(b)(c)(d)	5,490,000	5,490,000
Broward County Educational Facilities Auth
RB (Nova Southeastern Univ)
Series 2004A
0.29%, 10/01/10, 04/01/24 (a)(b)	6,290,000	6,290,000
Cape Coral
CP Notes
0.39%, 10/05/10 (b)	31,788,000	31,788,000
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
0.27%, 10/07/10, 07/15/24 (a)(b)	10,000,000	10,000,000
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
0.34%, 10/07/10, 03/01/35 (a)(b)	2,800,000	2,800,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
0.30%, 10/07/10, 07/15/34 (a)(b)	3,800,000	3,800,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.28%, 10/07/10, 07/01/15 (a)(b)(c)(d)	16,153,000	16,153,000
Florida
Housing Facility RB (Florida State Univ)
Series 2005A
0.26%, 10/07/10, 11/01/13 (a)(b)(c)(d)	11,960,000	11,960,000
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.40%, 10/07/10, 01/01/25 (c)(d)	7,110,000	7,110,000
Florida Housing Finance Corp
Housing RB (Caribbean Key Apts)
Series 1996F
0.31%, 10/07/10, 06/01/26 (a)(b)	285,000	285,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Housing RB (Heritage Pointe Apts)
Series 1999I-1
0.31%, 10/07/10, 09/15/32 (a)(b)	6,960,000	6,960,000
Housing RB (Tiffany Club Apts)
Series 1996P
0.31%, 10/07/10, 09/01/26 (a)(b)	5,550,000	5,550,000
Housing RB (Timberline Apts)
Series 1999P
0.31%, 10/07/10, 10/15/32 (a)(b)	6,535,000	6,535,000
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
0.31%, 10/07/10, 06/15/42 (a)(b)	3,295,000	3,295,000
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.31%, 10/07/10, 06/15/37 (a)(b)	2,000,000	2,000,000
0.31%, 10/07/10, 06/16/37 (a)(b)	5,800,000	5,800,000
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.31%, 10/07/10, 04/01/35 (a)(b)	20,315,000	20,315,000
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.31%, 10/07/10, 03/15/37 (a)(b)	6,200,000	6,200,000
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.31%, 10/07/10, 06/15/39 (a)(b)	3,965,000	3,965,000
M/F Mortgage RB (Wellesley Apts)
Series 2003O
0.31%, 10/07/10, 08/01/35 (a)(b)	4,345,000	4,345,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.27%, 10/07/10, 12/01/34 (a)(b)	17,110,000	17,110,000
Florida Local Government Finance Commission
Pooled TECP
Series 1994A
0.32%, 11/09/10 (b)	16,260,000	16,260,000
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2003B
0.27%, 10/07/10, 06/01/13 (a)(c)(d)	8,000,000	8,000,000
Public Education Capital Outlay Bonds
Series 2006D
0.28%, 10/07/10, 12/01/29 (a)(c)(d)	5,615,000	5,615,000
Public Education Capital Outlay Bonds
Series 2006E
0.27%, 10/07/10, 12/01/16 (a)(c)(d)	15,135,000	15,135,000
Greater Orlando Aviation Auth
Airport Facilities Refunding RB
Series 2008A
5.00%, 10/01/11	10,000,000	10,424,864
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt)
Series 2006C
0.29%, 10/07/10, 05/15/31 (a)(c)(d)	2,500,000	2,500,000
Hillsborough Cnty
CP
Series A
0.40%, 10/14/10 (b)	19,700,000	19,700,000
Solid Waste & Resource Recovery RB
Series 2006A
0.28%, 10/07/10, 09/01/34 (a)(b)(c)(d)	9,560,000	9,560,000
0.31%, 10/07/10, 09/01/34 (a)(b)(c)(d)	5,000	5,000
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport)
Series 2008A
0.30%, 10/07/10, 04/01/16 (a)(b)(c)(d)	49,970,000	49,970,000
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
0.55%, 10/07/10, 12/01/25 (a)(b)	4,500,000	4,500,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts)
Series 2005
0.31%, 10/07/10, 12/15/39 (a)(b)	20,670,000	20,670,000
Hillsborough Cnty IDA
RB (Independent Day School)
Series 2000
0.55%, 10/07/10, 09/01/26 (a)(b)	600,000	600,000
Hillsborough Cnty School Board
Sales Tax Refunding RB
Series 2007
0.43%, 11/04/10, 10/01/22 (b)(c)(d)	10,990,000	10,990,000
Jacksonville
Excise Taxes RB
Series 2009C
2.50%, 10/01/10	3,075,000	3,075,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.50%, 10/07/10, 11/01/22 (a)(b)	3,000,000	3,000,000
RB (Bolles School)
Series 1999A
0.37%, 10/07/10, 07/01/14 (a)(b)	800,000	800,000
Jacksonville Port Auth
RB
Series 2008
0.30%, 10/07/10, 11/01/15 (a)(b)(c)(d)	28,615,000	28,615,000
JEA
RB
Series 2005B
0.28%, 10/07/10, 04/01/35 (a)(c)(d)	12,645,000	12,645,000
Manatee Cnty HFA
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
0.34%, 10/07/10, 06/01/35 (a)(b)	4,200,000	4,200,000
Miami-Dade Cnty
Aviation RB (Miami International Aiport)
Series 2008A
0.42%, 10/07/10, 10/01/29 (a)(b)(c)(d)	8,250,000	8,250,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Aviation RB (Miami International Airport)
Series 2007A
0.30%, 10/07/10, 10/01/31 (a)(b)(c)(d)	30,520,000	30,520,000
0.42%, 05/26/11, 04/01/33 (b)(c)(d)	59,490,000	59,490,000
0.30%, 10/07/10, 10/01/37 (a)(b)(c)(d)	7,625,000	7,625,000
Sub Special Obligation Bonds
Series 2009
0.45%, 05/19/11, 10/01/46 (b)(c)(d)	20,975,000	20,975,000
Water & Sewer System RB
Series 2010
0.37%, 10/07/10, 04/01/18 (a)(b)(c)(d)	2,735,000	2,735,000
0.29%, 10/07/10, 10/01/33 (a)(b)(c)(d)	8,185,000	8,185,000
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
0.28%, 10/07/10, 07/01/37 (a)(b)(c)(d)	35,000,000	35,000,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety)
Series 1999A
0.52%, 10/07/10, 07/01/19 (a)(b)	11,750,000	11,750,000
0.52%, 10/07/10, 05/01/32 (a)(b)	8,460,000	8,460,000
Airport Facility RB (FlightSafety)
Series 1999B
0.52%, 10/07/10, 07/01/19 (a)(b)	11,750,000	11,750,000
0.52%, 10/07/10, 05/01/32 (a)(b)	8,480,000	8,480,000
IDRB (Tarmac America)
Series 2004
0.35%, 10/07/10, 04/01/34 (a)(b)	2,600,000	2,600,000
RB (Gulliver Schools)
Series 2000
0.34%, 10/07/10, 09/01/29 (a)(b)	9,000,000	9,000,000
Miami-Dade Cnty School Board
COP
Series 2006A&B
0.42%, 10/07/10, 05/01/14 (b)(c)(d)	27,990,000	27,990,000
Ocean Highway & Port Auth
RB
Series 1990
0.37%, 10/07/10, 12/01/20 (a)(b)	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
0.34%, 10/07/10, 08/01/24 (a)(b)	15,000,000	15,000,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare)
Series 2008E
0.28%, 10/07/10, 10/01/26 (a)(b)	4,500,000	4,500,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.30%, 10/07/10, 07/15/34 (a)(b)	12,630,000	12,630,000
M/F Housing RB (Windsor Pines)
Series 2000E
0.34%, 10/07/10, 03/01/35 (a)(b)	4,760,000	4,760,000
Refunding RB (Highland Pointe Apts)
Series 1998J
0.27%, 10/07/10, 08/15/28 (a)(b)	7,455,000	7,455,000
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.34%, 10/07/10, 05/01/27 (a)(b)	3,610,000	3,610,000
IDRB (Central Florida YMCA)
Series 2005
0.32%, 10/07/10, 12/01/32 (a)(b)	430,000	430,000
Orlando Utilities Commission
Water & Electric Sub RB
Series 1989D
0.32%, 10/07/10, 10/01/12 (a)(b)(c)(d)	5,520,000	5,520,000
Orlando-Orange Cnty Expressway Auth
RB
Series 2007A
0.43%, 12/09/10, 07/01/15 (b)(c)(d)	28,555,000	28,555,000
0.28%, 10/07/10, 07/01/42 (a)(b)(c)(d)	25,000,000	25,000,000
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.42%, 10/07/10, 10/01/20 (a)(b)	5,975,000	5,975,000
RB (Norton Gallery & School of Art)
Series 1995
0.33%, 10/07/10, 05/01/25 (a)(b)	2,500,000	2,500,000
Palm Beach Cnty HFA
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.32%, 10/07/10, 01/15/23 (a)(b)	2,245,000	2,245,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School)
Series 2007
0.28%, 10/07/10, 06/01/32 (a)(b)	9,260,000	9,260,000
Pinellas Cnty Health Facilities Auth
RB (Baycare Health)
Series 2006B2
0.31%, 10/07/10, 11/15/33 (a)(b)(c)	25,000,000	25,000,000
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
0.55%, 10/07/10, 12/01/34 (a)(b)	3,440,000	3,440,000
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
0.42%, 10/07/10, 06/01/14 (a)(b)	2,135,000	2,135,000
Polk Cnty
Utility System RB
Series 2004A
0.28%, 10/07/10, 09/01/13 (a)(b)(c)(d)	5,000,000	5,000,000
South Florida Water Management District
COP
Series 2006
0.32%, 10/07/10, 04/01/31 (a)(c)(d)	9,760,000	9,760,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
0.27%, 10/07/10, 08/15/30 (a)(c)(d)	18,145,000	18,145,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.28%, 10/07/10, 10/01/14 (a)(b)(c)(d)	8,913,000	8,913,000
Water & Sewer Refunding RB
Series 2006
0.26%, 10/07/10, 06/01/14 (a)(b)(c)(d)	10,885,000	10,885,000
Sunshine State Government Financing Commission
CP Revenue Notes (Miami-Dade Cnty Program)
Series L
0.34%, 10/06/10 (b)	17,986,000	17,986,000
0.40%, 10/06/10 (b)	645,000	645,000
0.37%, 10/07/10 (b)	52,130,000	52,130,000
0.42%, 10/07/10 (b)	50,000,000	50,000,000
Tampa Bay Water
Utility System Refunding & RB
Series 2005
0.27%, 10/07/10, 10/01/17 (a)(b)(c)(d)	23,150,000	23,150,000
Tohopekaliga Water Auth
Utility System RB
Series 2007
0.28%, 10/07/10, 10/01/36 (a)(b)	7,395,000	7,395,000
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
0.35%, 10/07/10, 08/01/34 (a)(b)	17,455,000	17,455,000
Volusia Cnty School Board
COP
Series 2007
0.26%, 10/07/10, 02/01/15 (a)(b)(c)(d)	10,765,000	10,765,000

		1,117,865,011

Georgia 1.8%
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.31%, 10/07/10, 12/01/40 (a)(b)	16,000,000	16,000,000
M/F Housing RB (Capitol Gateway Apts)
Series 2005
0.31%, 10/07/10, 09/15/38 (a)(b)	2,825,000	2,825,000
M/F Housing RB (M St Apts)
Series 2003
0.32%, 10/07/10, 03/01/38 (a)(b)	14,000,000	14,000,000
0.32%, 10/07/10, 03/01/43 (a)(b)	7,000,000	7,000,000
Clayton Cnty & Clayton Cnty Water Auth
Water & Sewerage RB
Series 2001
5.13%, 05/01/11, 05/01/22 (b)	5,000,000	5,183,125
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.32%, 10/07/10, 08/15/29 (a)(b)	10,995,000	10,995,000
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
0.34%, 10/07/10, 11/01/24 (a)(b)	13,500,000	13,500,000
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
0.44%, 10/07/10, 06/01/32 (a)(b)	7,200,000	7,200,000
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2009
0.45%, 06/02/11, 11/15/39 (c)(d)	12,395,000	12,395,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts)
Series 2003
0.34%, 10/07/10, 06/01/36 (a)(b)	12,525,000	12,525,000
Fulton Cnty
Water & Sewerage RB
Series 2004
0.26%, 10/07/10, 01/01/12 (a)(b)(c)(d)	12,910,000	12,910,000
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
0.31%, 10/07/10, 02/01/41 (a)(b)	6,400,000	6,400,000
Gainesville & Hall Cnty Development Auth
RB (Economic Development Corp)
Series 2007
0.37%, 10/07/10, 07/01/27 (a)(b)	6,165,000	6,165,000
Georgia
GO Bonds
Series 2007E
0.30%, 10/07/10, 08/01/23 (a)(c)(d)	2,860,000	2,860,000
Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts)
Series 2004
0.31%, 10/07/10, 06/01/37 (a)(b)	7,500,000	7,500,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
0.29%, 10/07/10, 07/15/35 (a)(b)	7,300,000	7,300,000
Main St Natural Gas
Gas Project RB
Series 2010A
0.27%, 10/07/10, 08/01/40 (a)(b)	40,000,000	40,000,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.32%, 10/07/10, 12/01/38 (a)(b)	14,300,000	14,300,000
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.27%, 10/07/10, 01/01/32 (a)(b)	2,500,000	2,500,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
0.44%, 10/07/10, 01/01/41 (a)(b)	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.26%, 10/07/10, 07/01/15 (a)(b)(c)(d)	10,290,000	10,290,000
0.29%, 10/07/10, 07/01/15 (a)(c)(d)	3,766,000	3,766,000
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11, 11/01/48	9,000,000	9,000,000
Private Colleges & Universities Auth
RB (Emory Univ)
Series 2008C
0.28%, 10/07/10, 09/01/38 (a)(c)(d)	7,470,000	7,470,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
0.37%, 10/07/10, 09/01/17 (a)(b)	11,000,000	11,000,000
Webster Cnty IDA
IDRB (Tolleson Lumber)
Series 1999
0.37%, 10/07/10, 06/01/14 (a)(b)	3,200,000	3,200,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies)
Series 2007
0.50%, 10/07/10, 09/01/25 (a)(b)	8,335,000	8,335,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut)
Series 1996B
0.31%, 10/07/10, 08/01/23 (a)(b)	3,500,000	3,500,000

		264,419,125

Hawaii 0.3%
Honolulu
GO Bonds
Series 2005 A, C & D
0.27%, 10/07/10, 04/01/14 (a)(c)(d)	8,400,000	8,400,000
Wastewater System RB Sr
Series 2006A
0.26%, 10/07/10, 07/01/14 (a)(b)(c)(d)(f)	16,360,000	16,360,000
Univ of Hawaii
RB
Series 2006A
0.50%, 02/10/11, 10/01/24 (b)(c)(d)	14,380,000	14,380,000

		39,140,000

Idaho 0.3%
Idaho
TAN
Series 2010
2.00%, 06/30/11	40,000,000	40,471,965

Illinois 4.9%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
0.30%, 10/07/10, 09/01/17 (a)(b)(c)(d)	7,300,000	7,300,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square)
Series 1997
0.31%, 10/07/10, 03/15/27 (a)(b)	4,415,000	4,415,000
Chicago
General Airport (O’Hare) Second Lien RB
Series 1994B
0.34%, 10/07/10, 01/01/18 (a)(b)	14,560,000	14,560,000
General Airport (O’Hare) Third Lien RB
Series 2010E
1.75%, 01/01/11	7,820,000	7,833,020
GO Bonds Refunding
Series 2007E
0.38%, 10/01/10, 01/01/42 (a)(c)	20,000,000	20,000,000
GO Project & Refunding Bonds
Series 2004A
0.47%, 10/07/10, 07/01/16 (a)(c)(d)	5,555,000	5,555,000
GO Project & Refunding Bonds
Series 2006A
0.27%, 10/07/10, 01/01/14 (a)(c)(d)	4,915,000	4,915,000
GO Project & Refunding Bonds
Series 2007A
0.28%, 10/07/10, 01/01/37 (a)(c)(d)	7,990,000	7,990,000
GO Refunding Bonds
Series 2008A
0.28%, 10/07/10, 01/01/37 (a)(c)(d)	15,980,000	15,980,000
M/F Housing RB (Oakwood Shores Sr Apts)
Series 2010
0.32%, 10/07/10, 09/01/15 (a)(b)	5,250,000	5,250,000
Sales Tax Refunding RB
Series 2002
0.29%, 10/01/10, 01/01/34 (a)(c)	16,000,000	16,000,000
Second Lien RB (Midway Airport)
Series 2004C
0.30%, 10/07/10, 01/01/35 (a)(b)	61,060,000	61,060,000
Wastewater Transmission Refunding Second Lien RB
Series 2006A&B
0.26%, 10/07/10, 01/01/15 (a)(b)(c)(d)	11,305,000	11,305,000
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.43%, 11/04/10, 05/01/21 (b)(c)(d)	15,315,000	15,315,000
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.31%, 10/07/10, 02/01/35 (a)(b)	2,500,000	2,500,000
East Dundee
IDRB (Otto Engineering)
Series 1998
0.55%, 10/07/10, 03/01/26 (a)(b)	1,065,000	1,065,000
Illinois
GO Bonds FIRST
Series March 2002
0.30%, 10/07/10, 10/01/11 (a)(b)(c)(d)	5,000,000	5,000,000
Illinois Educational Facilties Auth
RB (Northwestern Univ)
Series 2003
0.27%, 10/07/10, 01/01/13 (a)(c)(d)	9,900,000	9,900,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering)
Series 2010
0.29%, 10/07/10, 07/01/28 (a)(b)	9,230,000	9,230,000
IDRB (Camcraft)
Series 1993
2.01%, 10/07/10, 07/01/14 (a)(b)	900,000	900,000
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.33%, 10/07/10, 12/15/19 (a)(b)	32,000,000	32,000,000
RB (Advocate Health Care Network)
Series 2003C
0.40%, 03/25/11, 11/15/22	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
RB (Advocate Health Care Network)
Series 2008A1
0.37%, 02/10/11, 11/01/30	10,000,000	10,000,000
RB (Aurora Central Catholic High School)
Series 1994
0.31%, 10/07/10, 04/01/24 (a)(b)	4,625,000	4,625,000
RB (Catholic Charities Housing Development)
Series 1993A
0.31%, 10/07/10, 01/01/28 (a)(b)	9,160,000	9,160,000
RB (Catholic Charities Housing Development)
Series 1993B
0.31%, 10/07/10, 01/01/28 (a)(b)	910,000	910,000
RB (Central DuPage Health)
Series 2009B
0.50%, 01/27/11, 11/01/39 (c)(d)	19,340,000	19,340,000
RB (Chicagoland Laborers’ District Council Training & Apprentice Fund)
Series 2008
0.46%, 10/07/10, 06/01/38 (a)(b)	22,500,000	22,500,000
RB (FC Harris Pavilion)
Series 1994
0.35%, 10/07/10, 04/01/24 (a)(b)	14,960,000	14,960,000
RB (Korex)
Series 1990
0.58%, 10/07/10, 03/01/20 (a)(b)	4,000,000	4,000,000
RB (Lake Forest Academy)
Series 1994
0.31%, 10/07/10, 12/01/24 (a)(b)	4,000,000	4,000,000
RB (Lake Forest College)
Series 2008
0.31%, 10/07/10, 10/01/38 (a)(b)	2,500,000	2,500,000
RB (Northwestern Memorial Hospital)
Series 2009
0.27%, 10/07/10, 02/15/33 (a)(c)(d)	6,285,000	6,285,000
RB (Northwestern Memorial Hospital)
Series 2009A
0.27%, 10/07/10, 02/15/17 (a)(c)(d)	6,000,000	6,000,000
RB (Provena Health)
Series 2010C
0.30%, 10/01/10, 05/01/45 (a)(b)	19,000,000	19,000,000
RB (Regency Park at Lincolnwood)
Series 1991B
0.27%, 10/07/10, 07/15/21 (a)(b)(c)(d)	17,370,000	17,370,000
RB (Resurrection Health Care)
Series 1999A
0.31%, 10/07/10, 05/15/16 (a)(b)(c)(d)	11,250,000	11,250,000
RB (Richard H. Driehaus Museum)
Series 2005
0.31%, 10/07/10, 02/01/35 (a)(b)	3,800,000	3,800,000
RB (St. Ignatius College Prep)
Series 2002
0.31%, 10/07/10, 06/01/32 (a)(b)	2,800,000	2,800,000
RB (St. Vincent de Paul Center)
Series 2000A
0.37%, 03/02/11, 11/15/39	28,300,000	28,299,717
RB (The Clare at Water Tower)
Series 2005D
0.29%, 10/07/10, 05/15/38 (a)(b)	3,700,000	3,700,000
Refunding RB (North Shore Univ Health)
Series 2010
0.27%, 10/07/10, 05/01/26 (a)(c)(d)	6,000,000	6,000,000
Illinois Health Facilities Auth
Refunding RB (Lutheran Home & Services)
Series 2003
0.42%, 10/07/10, 11/01/33 (a)(b)	12,255,000	12,255,000
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
0.37%, 10/07/10, 11/01/28 (a)(b)	11,215,000	11,215,000
Illinois Regional Transportation Auth
GO Bonds
Series 2000A
0.47%, 10/07/10, 07/01/15 (a)(c)(d)	4,995,000	4,995,000
GO Bonds
Series 2002A
0.47%, 10/07/10, 12/31/26 (a)(c)(d)	5,805,000	5,805,000
GO Bonds
Series 2005A
0.27%, 10/07/10, 06/01/29 (a)(c)(d)	28,710,000	28,710,000
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
0.41%, 10/07/10, 10/01/13 (a)(b)	1,850,000	1,850,000
Metropolitan Pier & Exposition Auth
Hospitality Facilities RB (McCormick Place)
Series 1996A
0.47%, 10/07/10, 07/01/22 (a)(b)(c)(d)	26,270,000	26,270,000
McCormick Place Expansion Project Bonds
Series 2002A
0.28%, 10/07/10, 12/15/30 (a)(b)(c)(d)	6,210,000	6,210,000
0.28%, 10/07/10, 06/15/33 (a)(b)(c)(d)	1,375,000	1,375,000
0.28%, 10/07/10, 12/15/33 (a)(b)(c)(d)	5,700,000	5,700,000
0.28%, 10/07/10, 06/15/40 (a)(b)(c)(d)	6,455,000	6,455,000
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds
Series 2007B
0.47%, 10/07/10, 12/01/28 (a)(c)(d)	7,020,000	7,020,000
Unlimited Tax GO Refunding Bonds
Series 2007B & 2007C
0.37%, 10/07/10, 12/01/29 (a)(c)(d)	43,920,000	43,920,000
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
0.28%, 10/07/10, 01/01/16 (a)(b)(c)(d)	13,070,000	13,070,000
Palatine Village
Special Facility RB (Little City for Community Development)
Series 1998
0.41%, 10/07/10, 12/01/28 (a)(b)	5,000,000	5,000,000
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
0.80%, 10/07/10, 04/01/12 (a)(b)	2,000,000	2,000,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
0.32%, 10/07/10, 05/01/25 (a)(b)	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
0.28%, 10/07/10, 08/15/32 (a)(b)	15,550,000	15,550,000
Univ of Illinois
Auxiliary Facilities System RB
Series 2006
0.28%, 10/07/10, 04/01/35 (a)(c)(d)	24,660,000	24,660,000
Refunding RB
Series 2008
0.27%, 10/07/10, 01/15/22 (a)(b)	9,500,000	9,500,000
Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living)
Series 2007
1.25%, 01/01/11, 01/01/38 (b)	4,000,000	4,000,000
Yorkville
IDRB (FE Wheaton & Co)
Series 1996
0.80%, 10/07/10, 04/01/16 (a)(b)	700,000	700,000

		707,692,737

Indiana 0.9%
Columbia City
RB (Precision Plastics)
Series 1997
0.58%, 10/07/10, 11/30/17 (a)(b)	1,600,000	1,600,000
Elkhart Cnty
RB (West Plains Apts)
Series 1998A
2.01%, 10/07/10, 04/01/28 (a)(b)	1,540,000	1,540,000
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services)
Series 2008C
0.43%, 11/04/10, 11/01/32 (c)(d)	14,705,000	14,705,000
IDRB (Big Sky Park)
Series 1999
0.50%, 10/07/10, 04/01/19 (a)(b)	2,880,000	2,880,000
Refunding & RB (Trinity Health)
Series 2009A
0.50%, 01/27/11, 12/01/38 (c)(d)	24,090,000	24,090,000
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.33%, 10/07/10, 05/01/35 (a)(b)	8,025,000	8,025,000
Indiana Housing & Community Development Agency
S/F Mortgage RB
Series 2007A
0.40%, 10/07/10, 01/01/25 (a)(c)(d)	4,475,000	4,475,000
Indiana Municipal Power Agency
Power Supply System RB
Series 2006A
0.28%, 10/07/10, 01/01/14 (a)(b)(c)(d)	25,250,000	25,250,000
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
0.32%, 10/07/10, 10/15/31 (a)(b)	9,275,000	9,275,000
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2009A
0.45%, 05/19/11, 01/01/38 (b)(c)(d)	14,545,000	14,545,000
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power)
Series H
0.33%, 10/07/10, 11/01/21 (a)(b)	15,900,000	15,900,000
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
0.40%, 10/21/10, 07/15/14 (b)(c)(d)	10,077,000	10,077,000
St. Joseph Cnty
RB (Pin Oaks Apts)
Series 1997A
2.01%, 10/07/10, 06/01/27 (a)(b)	1,000,000	1,000,000
RB (Western Manor Apts)
Series 1997C
2.01%, 10/07/10, 06/01/27 (a)(b)	2,130,000	2,130,000

		135,492,000

Iowa 0.5%
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.31%, 10/07/10, 12/01/36 (a)(b)	11,370,000	11,370,000
Midwestern Disaster Area RB (Cargill)
Series 2009A
0.34%, 10/07/10, 06/01/36 (a)	30,000,000	30,000,000
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.34%, 10/07/10, 09/01/36 (a)	25,000,000	25,000,000
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
0.42%, 10/07/10, 07/01/38 (a)	11,000,000	11,000,000

		77,370,000

Kansas 0.1%
Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB
Series 2004
0.28%, 10/07/10, 08/01/13 (a)(b)(c)(d)	20,730,000	20,730,000

Kentucky 0.9%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
0.31%, 10/07/10, 05/01/28 (a)(b)	12,790,000	12,790,000
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities)
Series 2007A
0.29%, 10/07/10, 11/01/30 (a)(b)	13,925,000	13,925,000
RB (Catholic Health Initiatives)
Series 2009B
0.27%, 10/07/10, 11/01/13 (a)(c)(d)	11,250,000	11,250,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Kentucky Housing Corp
Housing RB
Series 2002A
0.34%, 10/07/10, 01/01/28 (a)(c)(d)	620,000	620,000
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.40%, 10/07/10, 08/01/17 (a)(c)(d)	34,155,000	34,155,000
Lexington-Fayette Urban Cnty Government
GO BAN (Eastern State Hospital)
Series 2010E
2.00%, 08/01/11	25,000,000	25,322,951
Residential Facilities Refunding RB (Richmond Place Assoc)
Series 1987
0.70%, 04/01/11, 04/01/15 (b)	8,010,000	8,010,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB
Series 2001A
0.28%, 10/07/10, 12/01/12 (a)(b)(c)(d)	8,000,000	8,000,000
Mason Cnty
Pollution Control RB (East Kentucky Power Coop)
Series 1984B2
1.07%, 10/07/10, 10/15/14 (a)(b)	7,980,000	7,980,000
Pollution Control RB (East Kentucky Power Coop)
Series 1984B3
1.07%, 10/07/10, 10/15/14 (a)(b)	7,265,000	7,265,000
Richmond
IDRB (Mikron)
Series 1995
0.55%, 10/07/10, 04/01/20 (a)(b)	1,000,000	1,000,000

		130,317,951

Louisiana 1.3%
Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.41%, 10/07/10, 10/01/39 (a)	15,000,000	15,000,000
East Baton Rouge Parish
Sales Tax Refunding RB
Series 2008A
0.37%, 10/07/10, 08/01/30 (a)(b)	8,100,000	8,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts)
Series 2009
0.27%, 10/07/10, 05/01/44 (a)(b)	8,950,000	8,950,000
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
0.34%, 10/07/10, 10/01/37 (a)(b)	14,900,000	14,900,000
M/F Housing RB (Lapalco Court Apts)
Series 2007
0.34%, 10/07/10, 11/15/37 (a)(b)	6,400,000	6,400,000
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.29%, 10/07/10, 02/01/11 (a)(b)(c)(d)	34,970,000	34,970,000
0.29%, 10/07/10, 03/15/14 (a)(b)(c)(d)	28,949,000	28,949,000
Louisiana Public Facilities Auth
RB (C-Port)
Series 2008
0.30%, 10/07/10, 10/01/28 (a)(b)	5,400,000	5,400,000
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB
Series 2006
0.40%, 10/21/10, 07/01/14 (b)(c)(d)	27,440,000	27,440,000
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
0.31%, 10/07/10, 03/15/33 (a)(b)	29,000,000	29,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB
Series 1984B
1.20%, 03/15/11, 03/15/25 (b)	16,400,000	16,400,000

		195,509,000

Maine 0.0%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
0.29%, 10/07/10, 07/01/31 (a)(b)	4,840,000	4,840,000

Maryland 1.0%
Maryland Community Development Administration
Housing RB
Series 2006D & 2007B
0.45%, 10/21/10, 07/01/29 (c)(d)	9,210,000	9,210,000
Residential RB
Series 2007A
0.33%, 10/07/10, 09/01/39 (a)(c)(d)	13,870,000	13,870,000
Residential RB
Series 2007D
0.34%, 10/07/10, 09/01/39 (a)(c)(d)	5,635,000	5,635,000
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health)
Series E
0.30%, 10/13/10 (b)	20,000,000	20,000,000
0.32%, 11/09/10 (b)	21,500,000	21,500,000
CP Revenue Notes (John Hopkins Health)
Series F
0.42%, 10/05/10 (b)	11,500,000	11,500,000
0.31%, 10/18/10 (b)	11,500,000	11,500,000
Mortgage RB (Western Maryland Health)
Series 2006A
0.43%, 12/09/10, 07/01/14 (b)(c)(d)	14,125,000	14,125,000
RB (Goucher College)
Series 2007
0.29%, 10/07/10, 07/01/37 (a)(b)	11,110,000	11,110,000
RB (LifeBridge Health)
Series 2008
0.29%, 10/07/10, 07/01/39 (a)(b)(c)(d)	9,000,000	9,000,000
RB (MedStar Health)
Series 2007
0.28%, 10/07/10, 11/15/14 (a)(b)(c)(d)	12,500,000	12,500,000
RB (Pooled Loan Program)
Series 1994D
0.29%, 10/07/10, 01/01/29 (a)(b)	602,000	602,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts)
Series 2005I
0.30%, 10/07/10, 10/15/39 (a)(b)	8,800,000	8,800,000

		149,352,000

Massachusetts 2.7%
Boston Water & Sewer Commission
CP BAN
Series A
0.40%, 04/04/11 (b)	5,000,000	5,000,000
Bourne
GO BAN
1.25%, 09/29/11	5,000,000	5,041,074
Hanover
GO BAN
1.75%, 09/15/11	14,340,000	14,524,967
Marlborough
GO BAN
1.50%, 06/22/11	2,874,958	2,896,994
Massachusetts
GO Bonds Consolidated Loan of 2007
Series C
0.27%, 10/07/10, 08/01/37 (a)(c)(d)	2,800,000	2,800,000
GO Refunding Bonds
Series 2001B
0.28%, 10/07/10, 01/01/21 (a)(c)	8,000,000	8,000,000
GO Refunding Bonds
Series 2004A
0.40%, 10/07/10, 07/31/25 (a)(c)(d)	20,910,000	20,910,000
0.40%, 10/07/10, 08/01/25 (a)(c)(d)	27,570,000	27,570,000
GO Refunding Bonds
Series 2004B
0.47%, 10/07/10, 02/01/24 (a)(c)(d)	7,550,000	7,550,000
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.47%, 10/07/10, 07/01/25 (a)(c)(d)	7,930,000	7,930,000
Sr Sales Tax Bonds
Series 2004C
0.47%, 10/07/10, 07/01/20 (a)(c)(d)	240,000	240,000
Sr Sales Tax Bonds
Series 2005A
0.47%, 10/07/10, 07/01/26 (a)(c)(d)	5,470,000	5,470,000
Sr Sales Tax Bonds
Series 2008A1
0.28%, 10/07/10, 07/01/21 (a)(c)	2,070,000	2,070,000
Sr Sales Tax Bonds
Series 2010A
0.36%, 10/07/10, 07/01/30 (a)(e)	6,000,000	6,000,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.48%, 10/07/10, 03/01/35 (a)(b)	1,740,000	1,740,000
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.31%, 10/07/10, 12/01/37 (a)(b)	12,560,000	12,560,000
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.25%, 10/07/10, 04/15/35 (a)(b)	15,350,000	15,350,000
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.27%, 10/07/10, 09/01/38 (a)(b)	2,650,000	2,650,000
RB (Masonic Nursing Home)
Series 2002A
0.28%, 10/07/10, 07/01/32 (a)(b)	4,030,000	4,030,000
RB (YMCA of Greater Worcester)
Series 2006
0.26%, 10/07/10, 09/01/41 (a)(b)	4,735,000	4,735,000
Resource Recovery RB (Waste Management)
Series 1999
0.31%, 10/07/10, 07/01/29 (a)(b)	7,000,000	7,000,000
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts)
Series 2007A1
0.31%, 10/01/10, 12/01/37 (a)(c)	7,000,000	7,000,000
RB (Partners HealthCare)
Series 2010 J1
0.27%, 10/07/10, 07/01/34 (a)(c)(d)	13,675,000	13,675,000
RB (Stonehill College)
Series 2008K
0.30%, 10/01/10, 07/01/37 (a)(b)	19,100,000	19,100,000
RB (Tufts Univ)
Series 2008N1
0.27%, 10/01/10, 08/15/40 (a)(c)	25,000,000	25,000,000
RB (Worcester City Campus - Univ of Massachusetts)
Series 2005D
0.27%, 10/07/10, 10/01/12 (a)(b)(c)(d)	4,290,000	4,290,000
Massachusetts HFA
Housing Bonds
Series 2005D
0.31%, 10/07/10, 12/01/12 (a)(c)(d)	7,830,000	7,830,000
Housing Bonds
Series 2010B
0.30%, 10/07/10, 06/01/41 (a)(c)(d)	7,500,000	7,500,000
S/F Housing RB
Series 122
0.38%, 10/07/10, 06/01/13 (a)(c)(d)	20,415,000	20,415,000
Massachusetts Port Auth
Refunding RB
Series 2010D
0.27%, 10/07/10, 07/01/29 (a)(b)	45,005,000	45,005,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.27%, 10/07/10, 08/15/13 (a)(c)(d)	3,100,000	3,100,000
0.27%, 10/07/10, 02/15/14 (a)(c)(d)	8,670,000	8,670,000
0.27%, 10/07/10, 05/01/14 (a)(c)(d)	9,900,000	9,900,000
Dedicated Sales Tax Bonds
Series 2007A
0.32%, 10/07/10, 02/15/16 (a)(c)(d)	3,690,000	3,690,000
0.27%, 10/07/10, 08/15/37 (a)(c)(d)	3,830,000	3,830,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.28%, 10/07/10, 08/01/26 (a)(c)(d)	595,000	595,000
State Revolving Fund Bonds
Series 14
0.28%, 10/07/10, 08/01/38 (a)(c)(d)	4,365,000	4,365,000
Massachusetts Water Resources Auth
General RB
Series 2002J
0.28%, 10/07/10, 02/01/11 (a)(c)(d)	3,500,000	3,500,000
0.28%, 10/07/10, 08/01/18 (a)(c)(d)	7,500,000	7,500,000
General RB
Series 2007A
0.45%, 06/02/11, 08/01/46 (c)(d)	19,075,000	19,075,000
General Refunding RB
Series 2007B
0.30%, 10/07/10, 02/01/29 (a)(c)(d)	2,530,000	2,530,000
0.47%, 10/07/10, 03/13/29 (a)(c)(d)	185,000	185,000
Middleton
GO BAN
2.00%, 12/09/10	5,000,000	5,015,444

		385,838,479

Michigan 2.1%
Detroit
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.52%, 10/07/10, 09/16/27 (a)(b)(c)(d)	4,990,000	4,990,000
Sewage Disposal System Second Lien RB
Series 2001B
0.37%, 10/07/10, 07/01/22 (a)(b)(c)(d)	12,080,000	12,080,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park)
Series 2001
0.32%, 10/07/10, 06/15/34 (a)(b)	17,250,000	17,250,000
Michigan Finance Auth
RAN
Series 2010D2
2.00%, 08/22/11 (b)	35,000,000	35,497,153
RAN
Series 2010D3
2.00%, 08/22/11 (b)	18,000,000	18,255,678
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.33%, 10/07/10, 04/01/35 (a)(c)	19,810,000	19,810,000
Rental Housing RB
Series 2006D
0.36%, 10/07/10, 04/01/35 (a)(c)(d)	7,262,000	7,262,000
0.36%, 10/07/10, 10/01/42 (a)(c)(d)	965,000	965,000
S/F Mortgage RB
Series 2003C
0.39%, 10/07/10, 12/01/29 (a)(b)(c)	7,055,000	7,055,000
S/F Mortgage RB
Series 2007D
0.31%, 10/07/10, 12/01/38 (a)(c)	14,160,000	14,160,000
S/F Mortgage RB
Series 2007F
0.34%, 10/07/10, 12/01/38 (a)(c)	30,000,000	30,000,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
0.40%, 10/07/10, 09/01/15 (a)(b)	7,100,000	7,100,000
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 2010
0.36%, 10/07/10, 11/15/49 (a)(e)	17,220,000	17,220,000
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.28%, 10/07/10, 02/01/20 (a)(b)	2,465,000	2,465,000
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.38%, 10/07/10, 08/01/31 (a)(b)	1,770,000	1,770,000
Limited Obligation RB (United Machining)
Series 1998
0.42%, 10/07/10, 12/01/10 (a)(b)	1,300,000	1,300,000
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.27%, 10/07/10, 04/01/43 (a)(b)	80,000	80,000
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
0.42%, 10/07/10, 05/01/24 (a)(b)	540,000	540,000
Oakland Univ
General Refunding RB
Series 2008
0.28%, 10/07/10, 03/01/31 (a)(b)	21,100,000	21,100,000
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
0.30%, 10/07/10, 12/01/24 (a)(b)(c)(d)	41,945,000	41,945,000
Airport RB (Detroit Metropolitan Airport)
Series 2008A
0.30%, 10/07/10, 06/01/16 (a)(b)(c)(d)	47,715,000	47,715,000

		308,559,831

Minnesota 0.9%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar)
Series 2009
0.28%, 10/07/10, 12/01/21 (a)(b)	19,350,000	19,350,000
Eden Prairie
M/F Housing RB
Series 2003A
0.37%, 10/07/10, 03/01/36 (a)(b)	17,500,000	17,500,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
0.34%, 10/07/10, 04/15/35 (a)(b)	2,800,000	2,800,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
0.49%, 10/07/10, 12/01/14 (a)(b)	2,300,000	2,300,000
Minnesota HFA
Rental Housing Bonds
Series 2006B, 2006C1 & 2007A1
0.53%, 02/10/11, 02/01/32 (c)(d)	10,685,000	10,685,000
Residential Housing Finance Bonds
Series 2006G
0.33%, 10/07/10, 07/01/36 (a)(c)(d)	4,970,000	4,970,000
Residential Housing Finance Bonds
Series 2009F
0.28%, 10/07/10, 07/01/31 (a)(c)	6,515,000	6,515,000
Rochester
Health Care Facilities RB (Mayo Foundation)
Series 2000C
0.29%, 10/18/10	15,000,000	15,000,000
Health Care Facilities RB (Mayo Foundation)
Series 2001A
0.27%, 10/20/10 (c)	12,500,000	12,500,000
Health Care Facilities RB (Mayo Foundation)
Series 2001D
0.30%, 12/06/10 (c)	10,500,000	10,500,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts)
Series 2010A
0.42%, 10/01/10, 09/01/40 (a)(b)	3,000,000	3,000,000
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
0.42%, 10/07/10, 07/01/14 (b)(c)(d)	27,490,000	27,490,000

		132,610,000

Mississippi 0.8%
Mississippi Business Finance Corp
Gulf Opportunity Zone RB (King Edward Hotel)
Series 2009
0.27%, 10/07/10, 05/01/39 (a)(b)	5,900,000	5,900,000
IDRB (Electric Mills Wood Preserving)
Series 1999
0.38%, 10/07/10, 05/01/24 (a)(b)	5,000,000	5,000,000
RB (PSL North America)
Series 2007A
0.27%, 10/07/10, 11/01/32 (a)(b)	58,000,000	58,000,000
RB (Wis-Pak of Hattiesburg)
Series 2008
1.48%, 10/07/10, 10/01/33 (a)(b)	14,750,000	14,750,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008-2
0.34%, 10/07/10, 11/01/40 (a)(b)	6,750,000	6,750,000
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B1
0.29%, 10/07/10, 03/01/13 (a)(c)(d)	18,635,000	18,635,000

		109,035,000

Missouri 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Appropriation Refunding Bonds
Series 2009
0.29%, 10/07/10, 10/01/17 (a)(b)(c)(d)	5,500,000	5,500,000
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
0.33%, 10/07/10, 08/15/37 (a)(b)	8,400,000	8,400,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.31%, 10/07/10, 05/01/41 (a)(b)	10,440,000	10,440,000
M/F Housing RB (Timberlane Village Apts)
Series 1986
0.32%, 10/07/10, 06/01/27 (a)(b)	18,400,000	18,400,000
Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services)
Series 2000
0.34%, 10/07/10, 03/01/30 (a)(b)	12,000,000	12,000,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ)
Series 2003A
0.27%, 10/07/10, 05/01/12 (a)(c)(d)	5,325,000	5,325,000
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008A2
0.31%, 10/07/10, 09/01/43 (a)(b)	56,250,000	56,250,000
Missouri Jt Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
0.26%, 10/07/10, 01/01/15 (a)(b)(c)(d)	12,105,000	12,105,000
North Kansas City
Hospital RB (North Kansas City Hospital)
Series 2008
0.34%, 10/01/10, 11/01/33 (a)(b)	1,700,000	1,700,000
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.32%, 10/07/10, 01/01/28 (a)(b)	15,600,000	15,600,000
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.34%, 10/07/10, 01/01/28 (a)(b)	4,500,000	4,500,000
St. Louis IDA
IDRB (Kessler Container)
Series 1997A
0.55%, 10/07/10, 12/01/27 (a)(b)	1,200,000	1,200,000
M/F Housing RB (Black Forest Apts)
Series 1997
0.31%, 10/07/10, 08/15/32 (a)(b)	4,000,000	4,000,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.31%, 10/07/10, 05/01/31 (a)(b)	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.31%, 10/07/10, 12/15/30 (a)(b)	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.31%, 10/07/10, 12/01/35 (a)(b)	20,475,000	20,475,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.56%, 10/07/10, 12/01/27 (a)(b)	2,450,000	2,450,000
IDRB (Pauwels Transformers)
Series 1995
0.51%, 10/07/10, 06/01/15 (a)(b)	1,500,000	1,500,000

		196,780,000

Nebraska 0.6%
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.33%, 10/07/10, 09/01/37 (a)(c)(d)	6,195,000	6,195,000
Nebraska Public Power District
General RB
Series 2006A
0.28%, 10/07/10, 01/01/31 (a)(b)(c)(d)	17,995,000	17,995,000
Omaha Public Power District
Electric System RB
Series 2005A
0.28%, 10/07/10, 02/01/41 (a)(b)(c)(d)	22,135,000	22,135,000
Electric System RB
Series 2006A
0.50%, 01/20/11 (c)(d)	10,047,500	10,047,500
Electric System Sub RB
Series 2006B
0.28%, 10/07/10, 02/01/14 (a)(c)(d)	3,570,000	3,570,000
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
0.33%, 10/07/10, 11/01/26 (a)	19,300,000	19,300,000
Washington Cnty
IDRB (Cargill Recovery Zone Facility)
Series 2010
0.34%, 10/07/10, 08/01/40 (a)	7,000,000	7,000,000

		86,242,500

Nevada 1.5%
Clark Cnty
Limited Tax GO Bond Bank Bonds
Series 2006
0.50%, 02/10/11, 05/01/28 (c)(d)	17,125,000	17,125,000
Limited Tax GO Bond Bank Bonds
Series 2008
0.29%, 10/07/10, 12/01/31 (a)(c)(d)	18,170,000	18,170,000
Passenger Facility Charge RB (Las Vegas-McCarran)
Series 2007A2
0.50%, 01/27/11 (b)(c)(d)	45,780,000	45,780,000
Sub Lien RB (Las Vegas- McCarran)
Series 2007A1
0.30%, 10/07/10, 01/01/22 (a)(b)(c)(d)	7,160,000	7,160,000
Clark Cnty SD
Limited Tax GO Bonds
Series 2006B
0.28%, 10/07/10, 06/15/19 (a)(c)(d)	15,660,000	15,660,000
0.28%, 10/07/10, 12/15/21 (a)(b)(c)(d)	7,125,000	7,125,000
Las Vegas Valley Water District
GO Limited Tax Water CP
Series 2004B
0.30%, 10/13/10 (c)	22,000,000	22,000,000
GO Limited Tax Water Refunding Bonds
Series 2003A
0.27%, 10/07/10, 06/01/11 (a)(b)(c)(d)	10,360,000	10,360,000
Nevada Dept of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.33%, 10/07/10, 10/01/35 (a)(b)	13,100,000	13,100,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.27%, 10/07/10, 10/15/32 (a)(b)	7,415,000	7,415,000
M/F Housing RB (Banbridge Apts)
Series 2000A
0.32%, 10/07/10, 10/01/32 (a)(b)	3,960,000	3,960,000
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.27%, 10/07/10, 04/15/38 (a)(b)	6,065,000	6,065,000
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.27%, 10/07/10, 10/15/35 (a)(b)	8,600,000	8,600,000
M/F Housing RB (St. Rose Seniors Apts)
Series 2002A
0.27%, 10/07/10, 10/15/35 (a)(b)	14,770,000	14,770,000
M/F Housing Refunding RB (Oakmont)
Series 2002
0.32%, 10/07/10, 04/15/27 (a)(b)	4,350,000	4,350,000
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.42%, 11/04/10, 07/01/14 (b)(c)(d)	10,260,000	10,260,000

		211,900,000

New Hampshire 0.3%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
0.39%, 10/07/10, 04/01/30 (a)(b)	30,000,000	30,000,000
New Hampshire HFA
S/F Mortgage Acquisition RB
Series 2005E
0.33%, 10/07/10, 01/01/36 (a)(c)(d)	3,120,000	3,120,000
S/F Mortgage Acquisition RB
Series 2006B
0.33%, 10/07/10, 07/01/35 (a)(c)(d)	3,810,000	3,810,000

		36,930,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

New Jersey 1.3%
East Brunswick
BAN
2.50%, 04/27/11	10,000,000	10,109,357
Monroe
BAN
1.00%, 02/09/11	14,000,000	14,028,971
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems)
Series 2007
0.34%, 10/07/10, 02/01/19 (a)(b)	6,915,000	6,915,000
RB (Chambers Co-Generation)
0.40%, 10/05/10 (b)	30,000,000	30,000,000
RB (Hamilton Industrial Development)
Series 1998
0.44%, 10/07/10, 12/01/18 (a)(b)	4,060,000	4,060,000
RB (Research & Manufacturing Corp of America)
Series 2006
0.44%, 10/07/10, 11/01/31 (a)(b)	3,415,000	3,415,000
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital Corp)
Series 2008B
0.26%, 10/07/10, 07/01/36 (a)(b)	9,000,000	9,000,000
New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
0.33%, 10/07/10, 06/01/16 (a)(b)(c)(d)	25,885,000	25,885,000
Student Loan RB
Series 2010 Class A2
0.35%, 10/07/10, 03/13/31 (a)(c)(d)	16,000,000	16,000,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
5.50%, 12/15/10	7,500,000	7,578,090
Transportation System Bonds
Series 2006C
0.43%, 11/04/10, 12/01/21 (b)(c)(d)	330,000	330,000
0.28%, 10/07/10, 06/15/25 (a)(b)(c)(d)	13,615,000	13,615,000
0.28%, 10/07/10, 06/15/29 (a)(b)(c)(d)	1,940,000	1,940,000
Transportation System Bonds
Series 2009A
0.45%, 05/19/11, 12/15/39 (b)(c)(d)	740,000	740,000
Transportation System RB
Series 2007A
0.28%, 10/07/10, 06/22/16 (a)(c)(d)	1,800,000	1,800,000
New Jersey Turnpike Auth
RB
Series 2003A
0.28%, 10/07/10, 07/01/12 (a)(b)(c)(d)	17,540,000	17,540,000
Union Cnty
BAN
2.00%, 07/01/11	30,000,000	30,339,268

		193,295,686

New Mexico 0.7%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
0.37%, 10/07/10, 08/01/38 (a)(b)	7,500,000	7,500,000
New Mexico Educational Assistance Foundation
Education Loan Bonds Sr
Series 2003A1
0.30%, 10/07/10, 09/01/33 (a)(b)	15,250,000	15,250,000
Education Loan Bonds Sr
Series 2003A2
0.30%, 10/07/10, 09/01/33 (a)(b)	11,750,000	11,750,000
Education Loan Bonds Sr
Series 2009A
0.30%, 10/07/10, 11/01/28 (a)(b)	2,585,000	2,585,000
Student Loan Bonds Sr
Series 2007A1
0.36%, 10/07/10, 10/23/31 (a)(c)(d)	21,420,000	21,420,000
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2009A
0.45%, 06/23/11, 08/01/39 (b)(c)(d)	10,615,000	10,615,000
New Mexico Municipal Energy Acquisition Auth
Gas Supply RB
Series 2009
0.27%, 10/07/10, 11/01/39 (a)(b)	10,000,000	10,000,000
Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax)
Series 1997B
0.27%, 10/07/10, 06/01/22 (a)(b)	16,700,000	16,700,000

		95,820,000

New York 9.2%
Bethlehem IDA
RB (467 Delaware Ave)
Series 2003A
0.36%, 10/07/10, 09/01/33 (a)(b)	6,055,000	6,055,000
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green)
Series 2008
0.28%, 10/07/10, 12/01/33 (a)(b)	13,000,000	13,000,000
Eastport South Manor CSD
TAN 2010-2011
1.25%, 06/24/11	10,000,000	10,062,680
Elwood UFSD
TAN 2010-2011
1.25%, 06/24/11	13,500,000	13,583,535
Long Island Power Auth
CP Notes
Series CP1
0.35%, 02/09/11 (b)	28,000,000	28,000,000
Electric System General RB
Series 2006A
0.28%, 10/07/10, 12/01/25 (a)(b)(c)(d)	5,000,000	5,000,000
Longwood CSD
TAN 2010-2011
1.40%, 06/24/11 (f)	24,000,000	24,167,280

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Nassau Cnty
GO RAN
Series 2010A
2.00%, 03/15/11	45,000,000	45,321,206
New Rochelle IDA
IDRB (West End Phase I Facility)
Series 2006
0.58%, 10/07/10, 01/01/40 (a)(b)	4,265,000	4,265,000
New Rochelle SD
TAN 2010
1.25%, 06/30/11	13,500,000	13,584,170
New York City
GO Bonds Fiscal 1995
Series F6
0.30%, 10/07/10, 02/15/18 (a)(b)	12,025,000	12,025,000
GO Bonds Fiscal 2002
Series A1
0.27%, 10/07/10, 11/01/16 (a)(c)(d)	10,610,000	10,610,000
GO Bonds Fiscal 2005
Series J
0.27%, 10/07/10, 09/01/29 (a)(c)(d)	5,025,000	5,025,000
GO Bonds Fiscal 2006
Series E2
0.30%, 10/01/10, 08/01/34 (a)(b)	2,000,000	2,000,000
GO Bonds Fiscal 2008
Series A1
5.00%, 08/01/11	500,000	518,671
GO Bonds Fiscal 2008
Series J4
0.30%, 10/01/10, 08/01/25 (a)(c)	29,450,000	29,450,000
GO Bonds Fiscal 2008
Series L3
0.30%, 10/01/10, 04/01/36 (a)(c)	6,275,000	6,275,000
GO Bonds Fiscal 2009
Series H1
0.27%, 10/07/10, 09/01/22 (a)(c)(d)	5,000,000	5,000,000
New York City Housing Development Corp
M/F Housing RB
Series 2008I2
0.53%, 05/13/11, 11/01/40	24,000,000	24,000,000
M/F Housing RB
Series 2009H1
0.37%, 12/31/10, 05/01/41	7,000,000	7,000,000
M/F Mortgage RB (Boricua Village Apts)
Series 2007A
0.29%, 10/07/10, 09/01/42 (a)(b)	11,000,000	11,000,000
M/F Mortgage RB (Queens Family Courthouse Apts)
Series 2007A
0.29%, 10/07/10, 06/01/42 (a)(b)	54,000,000	54,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.27%, 10/07/10, 01/01/37 (a)(b)	36,000,000	36,000,000
Refunding IDRB (Allway Tools)
Series 1997
0.58%, 10/07/10, 08/01/17 (a)(b)	915,000	915,000
New York City Municipal Water Finance Auth
CP Notes
Series 1
0.32%, 11/04/10	42,000,000	42,000,000
Crossover Refunding Bond
Series 2002E
0.27%, 10/07/10, 06/15/22 (a)(c)(d)	1,150,000	1,150,000
Extendible CP Notes
Series 7
0.35%, 10/29/10	40,000,000	40,000,000
Water & Sewer System RB Fiscal 2001
Series F1
0.30%, 10/01/10, 06/15/33 (a)(c)	3,315,000	3,315,000
Water & Sewer System RB Fiscal 2003
Series E
0.27%, 10/07/10, 08/01/12 (a)(c)(d)	14,655,000	14,655,000
Water & Sewer System RB Fiscal 2005
Series D
0.27%, 10/07/10, 06/15/13 (a)(c)(d)	10,845,000	10,845,000
0.27%, 10/07/10, 06/15/31 (a)(c)(d)	4,435,000	4,435,000
Water & Sewer System RB Fiscal 2008
Series BB5
0.23%, 10/01/10, 06/15/33 (a)(c)	8,700,000	8,700,000
Water & Sewer System RB Fiscal 2009
Series AA
0.27%, 10/07/10, 06/15/16 (a)(c)(d)	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2009
Series BB1
0.27%, 10/01/10, 06/15/39 (a)(c)	17,100,000	17,100,000
Water & Sewer System RB Fiscal 2009
Series FF2
0.27%, 10/07/10, 12/15/16 (a)(c)(d)	6,000,000	6,000,000
0.27%, 10/07/10, 06/15/17 (a)(c)(d)	8,000,000	8,000,000
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/18/11, 12/01/49 (b)(g)	185,975,000	185,980,050
New York State Dormitory Auth
RB (Oxford Univ Press)
Series 1993
0.30%, 10/01/10, 07/01/23 (a)(b)	8,620,000	8,620,000
State Personal Income Tax RB
Series 2005B
0.46%, 10/07/10, 09/15/24 (a)(c)(d)	7,750,000	7,750,000
State Personal Income Tax RB
Series 2006D
0.27%, 10/07/10, 03/15/36 (a)(c)(d)	10,500,000	10,500,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.27%, 10/07/10, 11/15/11 (a)(c)(d)	7,300,000	7,300,000
Revolving Funds RB
Series 2010C
0.28%, 10/07/10, 04/26/18 (a)(c)(d)	6,035,000	6,035,000
New York State HFA
Housing RB (Archstone Westbury)
Series 2004A
0.27%, 10/07/10, 11/01/36 (a)(b)	22,400,000	22,400,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Housing RB (Avalon Bowery Place II)
Series 2006A
0.30%, 10/07/10, 11/01/39 (a)(b)	10,000,000	10,000,000
RB (250 W 93rd St)
Series 2005A
0.28%, 10/07/10, 11/01/38 (a)(b)	23,400,000	23,400,000
New York State Mortgage Agency
Homeowner Mortgage RB
Series 101
0.35%, 10/07/10, 10/01/10 (a)(c)(d)	100,000	100,000
Homeowner Mortgage RB
Series 106
0.32%, 10/07/10, 10/01/28 (a)(c)(d)	4,500,000	4,500,000
Homeowner Mortgage RB
Series 109
0.36%, 10/07/10, 04/01/12 (a)(c)(d)	9,925,000	9,925,000
Homeowner Mortgage RB
Series 115
0.37%, 10/07/10, 10/01/34 (a)(c)	33,400,000	33,400,000
Homeowner Mortgage RB
Series 137
0.32%, 10/07/10, 10/01/26 (a)(c)(d)	2,690,000	2,690,000
Homeowner Mortgage RB
Series 145 & 148
0.38%, 10/07/10, 10/01/23 (a)(c)(d)	3,545,000	3,545,000
Homeowner Mortgage RB
Series 153
0.37%, 10/07/10, 04/01/47 (a)(c)	33,600,000	33,600,000
Homeowner Mortgage RB
Series 154
0.39%, 10/07/10, 10/01/39 (a)(c)	8,500,000	8,500,000
Homeowner Mortgage RB
Series 29
0.36%, 10/07/10, 04/01/27 (a)(c)(d)	19,410,000	19,410,000
Homeowner RB
Series 150
0.32%, 10/01/10, 10/01/37 (a)(c)	1,560,000	1,560,000
New York State Power Auth
CP
Series 1
0.37%, 11/10/10	18,212,000	18,212,000
0.37%, 12/03/10	20,000,000	20,000,000
0.33%, 12/16/10	18,917,000	18,917,000
North Syracuse CSD
GO BAN 2010
1.25%, 08/19/11	15,985,000	16,091,620
Port Auth of New York & New Jersey
Consolidated Bonds 136th
Series
0.42%, 10/07/10, 05/01/29 (a)(c)(d)	7,320,000	7,320,000
Consolidated Bonds 137th
Series
0.40%, 10/07/10, 01/15/13 (a)(c)(d)	4,050,000	4,050,000
Consolidated Bonds 141st
Series
0.33%, 10/07/10, 03/01/25 (a)(c)(d)	18,165,000	18,165,000
0.42%, 10/07/10, 09/01/35 (a)(c)(d)	4,085,000	4,085,000
Consolidated Bonds 143rd
Series
0.36%, 10/07/10, 04/01/26 (a)(c)(d)	7,870,000	7,870,000
Consolidated Bonds 146th
Series
0.53%, 10/07/10, 12/01/14 (a)(c)(d)	75,895,000	75,895,000
Consolidated Bonds 147th
Series
0.33%, 10/07/10, 10/15/27 (a)(c)(d)	36,820,000	36,820,000
Consolidated Bonds 148th
Series
0.28%, 10/07/10, 08/15/31 (a)(c)(d)	5,800,000	5,800,000
Consolidated Bonds 152nd
Series
0.36%, 10/07/10, 05/01/16 (a)(c)(d)	28,540,000	28,540,000
CP
Series A
0.38%, 11/05/10	34,940,000	34,940,000
CP
Series B
0.37%, 10/15/10	12,250,000	12,250,000
Sachem CSD at Holbrook
TAN 2010-2011
1.50%, 06/23/11	33,000,000	33,269,904
Triborough Bridge & Tunnel Auth
General Revenue BAN
Series 2009
2.00%, 11/15/10	40,000,000	40,075,632
Sub Refunding RB
Series 2002E
0.27%, 10/07/10, 11/15/21 (a)(c)(d)	835,000	835,000
William Floyd UFSD
TAN 2010-2011
1.25%, 06/30/11	25,000,000	25,162,048
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
2.00%, 10/07/10, 12/01/31 (a)(b)	2,305,000	2,305,000

		1,340,170,796

North Carolina 1.5%
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor)
Series 2000A
0.47%, 10/07/10, 11/01/33 (a)	26,500,000	26,500,000
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
0.55%, 10/07/10, 04/01/13 (a)(b)	4,500,000	4,500,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.37%, 10/07/10, 03/01/26 (a)(e)	19,660,000	19,660,000
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.35%, 10/07/10, 01/01/22 (a)(b)	5,835,000	5,835,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health)
Series 2006
0.28%, 10/07/10, 11/01/34 (a)(b)(c)(d)	11,420,000	11,420,000
0.28%, 10/07/10, 11/01/39 (a)(b)(c)(d)	17,335,000	17,335,000
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2A1
0.30%, 10/07/10, 07/01/36 (a)(b)	21,600,000	21,600,000
Student Loan Refunding RB
Series 2008-2A2
0.30%, 10/07/10, 09/01/35 (a)(b)	10,000,000	10,000,000
Student Loan Refunding RB
Series 2008-3A1
0.30%, 10/07/10, 07/01/27 (a)(b)	25,900,000	25,900,000
Student Loan Refunding RB
Series 2008-3A2
0.30%, 10/07/10, 09/01/35 (a)(b)	22,945,000	22,945,000
Student Loan Refunding RB
Series 2008-5
0.33%, 10/07/10, 09/01/35 (a)(b)	29,305,000	29,305,000
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.32%, 10/07/10, 07/01/32 (a)(b)	3,455,000	3,455,000
Airport RB
Series 2008B
0.35%, 10/07/10, 07/01/29 (a)(b)	3,720,000	3,720,000
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products)
Series 2007A
0.44%, 10/07/10, 04/01/22 (a)(b)	7,835,000	7,835,000
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller)
Series 2007A
0.32%, 10/07/10, 06/01/27 (a)(b)	4,130,000	4,130,000
Union Cnty
COP
Series 2006
0.40%, 10/21/10, 06/01/14 (b)(c)(d)	10,335,000	10,335,000

		224,475,000

North Dakota 0.4%
Cass Cnty
Health Care Facilities RB (Essentia Health)
Series 2008A
0.29%, 10/07/10, 08/15/31 (a)(b)(c)(d)	10,000,000	10,000,000
North Dakota HFA
Home Mortgage Finance Program
Series 2005A
0.29%, 10/07/10, 07/01/24 (a)(c)	22,100,000	22,100,000
Home Mortgage Finance Program
Series 2005C
0.29%, 10/07/10, 01/01/36 (a)(c)	12,000,000	12,000,000
Home Mortgage Finance Program
Series 2009B
0.29%, 10/07/10, 01/01/30 (a)(c)	8,705,000	8,705,000

		52,805,000

Ohio 1.8%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.28%, 10/07/10, 12/01/20 (a)(b)(c)(d)	55,910,000	55,910,000
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.44%, 10/07/10, 05/15/36 (a)(b)	7,760,000	7,760,000
Cincinnati SD
Unlimited Tax GO Refunding Bonds
Series 2006
0.47%, 10/07/10, 06/01/26 (a)(c)(d)	26,375,000	26,375,000
Cleveland
Airport System RB
Series 2000C
0.42%, 10/07/10, 07/01/14 (b)(c)(d)	31,400,000	31,400,000
Water RB
Series 2007O
0.27%, 10/07/10, 01/01/37 (a)(c)(d)	14,850,000	14,850,000
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B
0.29%, 10/07/10, 11/15/35 (a)(b)	7,910,000	7,910,000
Refunding RB (Judson)
Series 2005A
0.29%, 10/07/10, 11/15/35 (a)(b)	21,430,000	21,430,000
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
0.28%, 10/07/10, 01/01/15 (a)(b)(c)(d)	5,000,000	5,000,000
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.32%, 10/07/10, 11/01/37 (a)(b)	26,865,000	26,865,000
Montgomery Cnty
RB (Catholic Health Initiatives)
Series 2009A
0.45%, 05/19/11, 11/05/19 (c)(d)	20,000,000	20,000,000
Ohio
Hospital Refunding RB (Cleveland Clinic Health)
Series 2009A
0.27%, 10/07/10, 01/01/17 (a)(c)(d)	7,000,000	7,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health)
Series 2008A
0.27%, 10/07/10, 01/01/32 (a)(c)(d)	5,175,000	5,175,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
RB (Lake Erie College)
Series 2003
0.51%, 10/07/10, 09/01/30 (a)(b)	10,565,000	10,565,000
Princeton SD Board of Education
Unlimited Tax GO BAN
Series 2010
2.00%, 11/24/10	15,740,000	15,777,117

		256,017,117

Oklahoma 0.2%
Oklahoma Development Finance Auth
RB (Shawnee Funding)
Series 1996
0.32%, 10/07/10, 03/01/14 (a)(b)	3,100,000	3,100,000
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes
Series 2008IIA1
0.31%, 10/07/10, 03/01/37 (a)(b)	19,065,000	19,065,000

		22,165,000

Oregon 1.3%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health)
Series 2004
0.29%, 10/07/10, 04/01/13 (a)(c)(d)	5,895,000	5,895,000
Oregon
TAN
Series 2010A
2.00%, 06/30/11	150,000,000	151,792,286
Oregon Housing & Community Services Dept
S/F Mortgage RB
Series 2008I
0.35%, 10/07/10, 07/01/37 (a)(c)	3,600,000	3,600,000
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
0.31%, 10/07/10, 10/01/32 (a)(b)	24,015,000	24,015,000

		185,302,286

Pennsylvania 2.4%
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.27%, 10/07/10, 10/01/34 (a)(b)(c)(d)	2,395,000	2,395,000
Butler Cnty IDA
RB (Butler Cnty Family YMCA)
series 2005
0.31%, 10/07/10, 09/01/27 (a)(b)	5,870,000	5,870,000
Crawford Cnty IDA
RB (Greenleaf Corp)
Series 2007
0.37%, 10/07/10, 02/01/18 (a)(b)	7,485,000	7,485,000
Delaware County IDA
Water Facilities RB (Aqua Pennsylvania)
Series 2005A
0.32%, 10/07/10, 05/01/32 (a)(b)(c)(d)	5,915,000	5,915,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center)
Series 2010B
0.28%, 10/07/10, 07/01/39 (a)(b)	7,025,000	7,025,000
Lackawanna Cnty
GO Notes
Series 2008A
0.52%, 10/07/10, 09/01/35 (a)(b)(c)	14,540,000	14,540,000
GO Notes
Series 2008B
0.49%, 10/07/10, 09/01/35 (a)(b)(c)	5,000,000	5,000,000
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water Co)
Series 2009
0.45%, 06/02/11, 12/01/39 (b)(c)(d)	6,995,000	6,995,000
Montgomery Cnty IDA
RB (Waverly Heights)
Series 2009
0.28%, 10/07/10, 12/01/39 (a)(b)	7,000,000	7,000,000
North Hampton Cnty
RB (Binney & Smith)
Series 1997B
0.57%, 10/07/10, 09/01/22 (a)(b)	600,000	600,000
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.27%, 10/07/10, 11/01/41 (a)(b)	7,000,000	7,000,000
Exempt Facilities RB (Shippingport)
Series 2005A
0.30%, 10/07/10, 12/01/40 (a)(b)	2,600,000	2,600,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.30%, 10/07/10, 12/01/11 (a)(b)	1,120,000	1,120,000
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008B
0.28%, 10/07/10, 01/01/21 (a)(c)	5,860,000	5,860,000
Rental Housing Refunding Bonds
Series 2008C
0.28%, 10/07/10, 07/01/20 (a)(c)	13,595,000	13,595,000
S/F Mortgage RB
Series 2001-72A
0.36%, 10/07/10, 10/01/26 (a)(c)(d)	2,250,000	2,250,000
S/F Mortgage RB
Series 2002-73A & 74B
0.38%, 10/07/10, 10/01/19 (a)(c)(d)	2,140,000	2,140,000
S/F Mortgage RB
Series 2004-77B
0.30%, 10/07/10, 10/01/33 (a)(c)	5,975,000	5,975,000
S/F Mortgage RB
Series 2004-82B
0.31%, 10/07/10, 04/01/34 (a)(c)	11,585,000	11,585,000
S/F Mortgage RB
Series 2005-88B
0.37%, 10/07/10, 10/01/36 (a)(c)	1,945,000	1,945,000
S/F Mortgage RB
Series 2005-88C
0.37%, 10/07/10, 04/01/37 (a)(c)	16,150,000	16,150,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
S/F Mortgage RB
Series 2006-95A
0.33%, 10/07/10, 10/01/37 (a)(c)(d)	2,500,000	2,500,000
S/F Mortgage RB
Series 2006-99A, 2007-99A&100A
0.33%, 10/07/10, 10/01/31 (a)(c)(d)	28,340,000	28,340,000
Pennsylvania State Turnpike Commission
Turnpike RB
Series 2004A
0.28%, 10/07/10, 10/01/13 (a)(b)(c)(d)	28,215,000	28,215,000
Turnpike Sub RB
Series 2008A1
0.37%, 10/07/10, 06/01/16 (a)(b)(c)(d)	1,680,000	1,680,000
Philadelphia
Airport RB
Series 2007A
0.30%, 10/07/10, 06/15/31 (a)(b)(c)(d)	20,060,000	20,060,000
0.47%, 10/07/10, 12/15/31 (a)(b)(c)(d)	4,325,000	4,325,000
Airport Refunding RB
Series 2007B
0.30%, 10/07/10, 06/15/15 (a)(b)(c)(d)	2,850,000	2,850,000
Philadelphia IDA
RB (Fox Chase Cancer Center)
Series 2007B
0.27%, 10/07/10, 07/01/14 (a)(b)(c)(d)	17,795,000	17,795,000
RB (Philadelphia Protestant Home)
Series 2008
0.28%, 10/07/10, 07/01/27 (a)(b)	4,040,000	4,040,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB
Series 2005B
0.30%, 10/07/10, 10/15/12 (a)(b)(c)(d)	30,320,000	30,320,000
Philadelphia SD
TRAN 2010-2011
Series A
2.50%, 06/30/11	48,000,000	48,441,417
Temple Univ
Funding Obligations
Series 2010
1.50%, 04/06/11	22,000,000	22,109,785

		343,721,202

Puerto Rico 0.0%
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	1,325,000	1,325,000

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds
Series 56A
0.33%, 10/07/10, 10/01/32 (a)(c)(d)	9,410,000	9,410,000
Homeownership Opportunity Bonds
Series 58A
0.31%, 10/07/10, 04/01/28 (a)(c)(d)	7,895,000	7,895,000

		17,305,000

South Carolina 1.0%
Building Equity Sooner For Tommorrow
Refunding RB (Greenville Cnty SD)
Series 2006
0.47%, 10/07/10, 12/01/13 (a)(c)(d)	4,980,000	4,980,000
0.28%, 10/07/10, 12/01/25 (a)(c)(d)	9,615,000	9,615,000
Greenville
IDRB (Stevens Aviation Technical Services)
Series 1997
0.49%, 10/07/10, 11/01/17 (a)(b)	8,300,000	8,300,000
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare)
Series 2009
0.45%, 06/02/11, 10/01/39 (b)(c)(d)	7,410,000	7,410,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
0.27%, 10/07/10, 11/01/41 (a)(b)	9,800,000	9,800,000
M/F Rental Housing RB (Various Rural Housing Apts)
Series 2009B
0.27%, 10/07/10, 08/01/11 (a)(b)	10,720,000	10,720,000
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
0.32%, 10/07/10, 05/15/31 (a)(b)	7,735,000	7,735,000
Mortgage RB
Series 2006A2
0.33%, 10/07/10, 07/01/37 (a)(c)(d)	14,210,000	14,210,000
South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas)
Series 2008
0.34%, 10/07/10, 12/01/38 (a)(b)	7,000,000	7,000,000
IRB (South Carolina Generating)
Series 2008
0.34%, 10/07/10, 12/01/38 (a)(b)	5,000,000	5,000,000
RB (Holcim)
Series 2003
0.42%, 10/07/10, 11/01/33 (a)(b)	6,250,000	6,250,000
0.42%, 10/07/10, 12/01/33 (a)(b)	18,750,000	18,750,000
RB (Innovative Fibers)
Series 2007
0.37%, 10/07/10, 01/01/33 (a)(b)	6,500,000	6,500,000
South Carolina Public Service Auth
Revenue Obligation
Series 2004A
0.28%, 10/07/10, 02/01/13 (a)(c)(d)	23,760,000	23,760,000

		140,030,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

South Dakota 0.6%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.30%, 10/07/10, 07/01/38 (a)(b)	35,800,000	35,800,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 2003B, 2003H, 2004B, 2005B
0.39%, 10/07/10, 05/01/30 (a)(c)(d)	4,660,000	4,660,000
Homeownership Mortgage Bonds
Series 2003I
0.31%, 10/07/10, 05/01/34 (a)(c)	7,820,000	7,820,000
Homeownership Mortgage Bonds
Series 2004G
0.28%, 10/07/10, 05/01/34 (a)(c)	11,000,000	11,000,000
Homeownership Mortgage Bonds
Series 2005C
0.31%, 10/07/10, 05/01/35 (a)(c)	10,000,000	10,000,000
Homeownership Mortgage Bonds
Series 2005K
0.33%, 10/07/10, 05/01/36 (a)(c)(d)	5,970,000	5,970,000
Homeownership Mortgage Bonds
Series 2008C
0.30%, 10/07/10, 05/01/39 (a)(c)	5,000,000	5,000,000
M/F Housing RB (Harmony Heights)
Series 2001
0.32%, 10/07/10, 03/15/34 (a)(b)	6,500,000	6,500,000

		86,750,000

Tennessee 4.3%
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.30%, 10/07/10, 11/01/27 (a)(b)	1,800,000	1,800,000
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 2003
0.32%, 10/01/10, 01/01/33 (a)(b)	3,000,000	3,000,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA)
Series 2001
0.42%, 10/07/10, 06/01/26 (a)(b)	1,110,000	1,110,000
Jackson Energy Auth
Wastewater System Refunding RB
Series 2009
0.30%, 10/07/10, 12/01/22 (a)(b)	9,000,000	9,000,000
Water System Refunding RB
Series 2008
0.44%, 10/07/10, 07/01/26 (a)(b)	9,080,000	9,080,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
0.31%, 10/07/10, 06/15/35 (a)(b)	2,300,000	2,300,000
Jackson IDB
Solid Waste Facility Bonds (Ameristeel)
Series 1997
0.55%, 10/07/10, 09/01/14 (a)(b)	3,800,000	3,800,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management)
Series 2003
0.33%, 10/07/10, 07/01/33 (a)(b)	15,000,000	15,000,000
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor)
Series 2007
0.33%, 10/07/10, 09/01/37 (a)	28,000,000	28,000,000
Metro Government Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts)
Series 2005
0.31%, 10/07/10, 06/15/35 (a)(b)	8,160,000	8,160,000
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
0.38%, 10/07/10, 12/01/42 (a)(b)	13,325,000	13,325,000
M/F Housing RB (Jackson Grove Apts)
Series 2006A
0.32%, 10/07/10, 04/01/36 (a)(b)	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.28%, 10/07/10, 07/15/31 (a)(b)	11,320,000	11,320,000
Metro Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.27%, 10/07/10, 12/01/25 (a)(b)	12,750,000	12,750,000
M/F Housing RB (Arbor Knoll)
Series 1985A
0.27%, 10/07/10, 12/01/25 (a)(b)	13,400,000	13,400,000
RB (Nashville Symphony Hall)
Series 2004
0.30%, 10/07/10, 12/01/31 (a)(b)	15,900,000	15,900,000
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP
Series A
0.36%, 10/07/10 (c)	3,000,000	3,000,000
Water & Sewer Revenue CP
Series B
0.36%, 10/07/10 (c)	5,000,000	5,000,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1995
0.30%, 10/07/10, 03/01/25 (a)(b)(d)	1,900,000	1,900,000
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.30%, 10/07/10, 11/01/27 (a)(b)	13,585,000	13,585,000
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.29%, 10/07/10, 12/01/16 (a)(b)(c)(d)	114,925,000	114,925,000
Gas RB
Series 2006B
0.29%, 10/07/10, 12/01/16 (a)(b)(c)(d)	118,480,000	118,480,000
Rutherford Cnty Health & Educational Facilities Board
RB (Ascension Health)
Series 2010C
0.28%, 10/07/10, 11/15/17 (a)(c)(d)	3,750,000	3,750,000
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
0.36%, 10/07/10, 06/01/28 (a)(b)	13,150,000	13,150,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare)
Series 2004B
0.35%, 10/07/10, 03/01/16 (a)(b)(c)(d)	7,495,000	7,495,000
RB (Rhodes College)
Series 2000
0.27%, 10/07/10, 08/01/25 (a)(b)	8,820,000	8,820,000
RB (The Hutchison School)
Series 2005
0.27%, 10/07/10, 06/01/37 (a)(b)	9,320,000	9,320,000
Tennergy Corp
Gas RB
Series 2006A
0.29%, 10/07/10, 02/25/11 (a)(b)(c)(d)(g)	166,595,000	166,595,000

		623,965,000

Texas 13.0%
Austin
Combined Utility Systems CP Notes
Series A
0.36%, 12/02/10 (b)	22,033,000	22,033,000
Water & Wastewater System Refunding RB
Series 2006A
0.50%, 02/10/11, 11/15/26 (c)(d)	16,999,000	16,999,000
Caddo Mills ISD
Unlimited Tax Bonds
Series 2007
0.28%, 10/07/10, 08/15/15 (a)(b)(c)(d)	5,218,000	5,218,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
0.30%, 10/07/10, 11/01/38 (a)(b)	10,000,000	10,000,000
Clear Creek ISD
Unlimited Tax Refunding Bonds
Series 2008
0.27%, 10/07/10, 02/15/28 (a)(b)(c)(d)	16,685,000	16,685,000
Unlimited Tax Refunding Bonds
Series 2008A
0.29%, 10/07/10, 08/15/27 (a)(b)(c)(d)	5,000,000	5,000,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
0.27%, 10/07/10, 12/01/15 (a)(b)	6,150,000	6,150,000
Cypress-Fairbanks ISD
Unlimited Tax GO Bonds
Series 2005A
0.50%, 02/10/11, 08/15/24 (b)(c)(d)	14,565,000	14,565,000
Unlimited Tax Refunding Bonds
Series 2001
0.27%, 10/07/10, 02/15/19 (a)(b)(c)(d)	4,600,000	4,600,000
Dallas
Waterworks & Sewer System CP
Series D
0.35%, 10/18/10 (c)	2,200,000	2,200,000
Waterworks & Sewer System Refunding & RB
Series 2006
0.27%, 10/07/10, 06/01/14 (a)(c)(d)	13,930,000	13,930,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.27%, 10/07/10, 12/01/43 (a)(c)(d)	22,100,000	22,100,000
Sr Lien Sales Tax Refunding RB
Series 2007
0.47%, 10/07/10, 05/30/24 (a)(c)(d)	18,445,000	18,445,000
Dallas ISD
Unlimited Tax Refunding Bonds
Series 2004A
0.27%, 10/07/10, 08/15/13 (a)(b)(c)(d)	2,500,000	2,500,000
Denton ISD
Unlimited Tax Refunding Bonds
Series 2006
0.50%, 10/07/10, 02/15/19 (a)(b)(c)(d)	6,005,000	6,005,000
El Paso Cnty Hospital District
GO Bonds
Series 2008A
0.32%, 10/07/10, 02/15/16 (a)(b)(c)(d)	8,930,000	8,930,000
Garland ISD
Unlimited Tax Bonds
Series 2004B
0.35%, 11/17/10, 06/15/29 (b)(c)	22,700,000	22,700,000
Grand Prairie IDA
IDRB (NTA Leasing)
Series 1994
0.31%, 10/07/10, 05/01/14 (a)(b)	595,000	595,000
Grapevine Industrial Development Corp
Airport RB (Singer Co)
Series 1983A
0.55%, 04/01/11, 04/01/13 (b)	19,000,000	19,000,000
Greater Texas Student Loan Corp
RB
Series 1992B
0.28%, 10/07/10, 05/01/42 (a)(b)	14,000,000	14,000,000
RB
Series 1995B
0.28%, 10/07/10, 05/01/35 (a)(b)	10,000,000	10,000,000
Hale Cnty Industrial Development Corp
RB (Silverado Developments)
Series 2008
0.47%, 10/07/10, 09/01/33 (a)(b)	5,400,000	5,400,000
Harris Cnty
TAN
Series 2010
2.00%, 02/28/11	45,000,000	45,308,056
Toll Road Sr Lien RB
Series 2009C
0.27%, 10/07/10, 08/15/17 (a)(c)(d)	10,165,000	10,165,000
Toll Road Sr Lien Refunding RB
Series 2004A
0.42%, 11/04/10, 08/15/12 (c)(d)	23,545,000	23,545,000
Unlimited Tax Road & Refunding Bonds
Series 2006B
0.42%, 10/14/10, 10/01/31 (c)(d)	13,665,000	13,665,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital)
Series 2009C1
0.37%, 11/04/10	10,000,000	10,000,000
0.45%, 01/11/11	10,000,000	10,000,000
0.38%, 03/03/11	10,000,000	10,000,000
0.38%, 03/22/11	50,000,000	50,000,000
Harris Cnty Health Facilities Development Corp
RB (Sisters of Charity of the Incarnate Word)
Series 1997B
0.47%, 10/07/10, 07/01/22 (a)(b)(c)(d)	9,425,000	9,425,000
Harris Cnty Hospital District
Sr Lien Refunding RB
Series 2010
0.27%, 10/07/10, 02/15/42 (a)(b)	6,900,000	6,900,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts)
Series 2000
0.54%, 10/07/10, 05/01/35 (a)(b)	2,825,000	2,825,000
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.31%, 10/07/10, 06/15/38 (a)(b)	6,900,000	6,900,000
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.31%, 10/07/10, 08/15/37 (a)(b)	8,055,000	8,055,000
Houston
Airport System Sub Lien Refunding RB
Series 2005A
0.33%, 10/07/10, 07/01/30 (a)(b)(c)	4,600,000	4,600,000
Airport System Sub Lien Refunding RB
Series 2007B
0.28%, 10/07/10, 07/01/15 (a)(b)(c)(d)	28,080,000	28,080,000
0.29%, 10/07/10, 07/01/32 (a)(b)(c)(d)	23,000,000	23,000,000
Combined Utility System First Lien Refunding RB
Series 2004A
0.27%, 10/07/10, 05/01/13 (a)(b)(c)(d)	13,895,000	13,895,000
0.27%, 10/07/10, 05/15/26 (a)(b)(c)(d)	9,900,000	9,900,000
Combined Utility System First Lien Refunding RB
Series 2007B
0.27%, 10/07/10, 05/15/15 (a)(b)(c)(d)	11,135,000	11,135,000
TRAN
Series 2010
2.00%, 06/30/11	100,000,000	101,179,912
Houston ISD
Limited Tax Bonds
Series 2008
0.27%, 10/07/10, 02/15/15 (a)(b)(c)(d)	4,995,000	4,995,000
0.27%, 10/07/10, 02/15/33 (a)(b)(c)(d)	9,900,000	9,900,000
Houston Port Auth
Unlimited Tax Refunding Bonds
Series 2008A
0.37%, 10/07/10, 10/01/16 (a)(c)(d)	12,610,000	12,610,000
Hunt Memorial Hospital District
RB
Series 1998
0.34%, 10/07/10, 08/15/17 (a)(b)(c)	6,925,000	6,925,000
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
0.33%, 10/07/10, 08/01/38 (a)	6,200,000	6,200,000
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.30%, 10/07/10, 01/01/41 (a)(b)	11,510,000	11,510,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics)
Series 1990
0.35%, 10/07/10, 11/01/20 (a)(b)	13,600,000	13,600,000
Lower Colorado River Auth
CP Notes
Series A
0.29%, 10/13/10 (c)	40,800,000	40,800,000
0.30%, 10/13/10 (c)	10,000,000	10,000,000
0.32%, 10/13/10 (c)	5,000,000	5,000,000
Refunding RB
Series 1999A
0.28%, 10/07/10, 05/15/18 (a)(b)(c)(d)	4,340,000	4,340,000
Transmission Contact Revenue CP Notes
Series B
0.33%, 12/06/10 (b)	10,100,000	10,100,000
Transmission Contract Refunding RB
Series 2009
0.50%, 01/27/11, 05/15/36 (b)(c)(d)	14,620,000	14,620,000
Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light)
Series 2001A
0.50%, 01/27/11, 11/01/29 (b)(c)(d)	7,495,000	7,495,000
New Caney ISD
Unlimited Tax Bonds
Series 2006
0.28%, 10/07/10, 02/15/14 (a)(b)(c)(d)	6,595,000	6,595,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas)
Series 2009
0.27%, 10/07/10, 02/15/17 (a)(c)(d)	8,995,000	8,995,000
0.27%, 10/07/10, 02/15/33 (a)(c)(d)	8,495,000	8,495,000
North East ISD
Unlimited Tax Bonds
Series 2007A
0.26%, 10/07/10, 08/01/15 (a)(b)(c)(d)	5,485,000	5,485,000
0.27%, 10/07/10, 08/01/15 (a)(b)(c)(d)	9,050,000	9,050,000
Unlimited Tax Refunding Bonds
Series 2007
0.47%, 10/07/10, 08/01/27 (a)(b)(c)(d)	4,145,000	4,145,000
0.27%, 10/07/10, 08/01/28 (a)(b)(c)(d)	13,280,000	13,280,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.30%, 10/07/10, 12/01/32 (a)(b)	35,000,000	35,000,000
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.28%, 10/07/10, 01/01/27 (a)(b)(c)(d)	12,099,000	12,099,000
0.28%, 10/07/10, 01/01/32 (a)(b)(c)(d)	37,830,000	37,830,000
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust)
Series 2008
0.42%, 10/07/10, 10/01/33 (a)(b)	1,600,000	1,600,000
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding
Series 2010B
0.31%, 10/01/10, 04/01/40 (a)	59,750,000	59,750,000
Environmental Facilities RB (Motiva Enterprises) Refunding
Series 2010C
0.32%, 10/01/10, 04/01/40 (a)	44,000,000	44,000,000
Exempt Facilities RB (TOTAL Petrochemicals USA)
Series 2009
0.27%, 10/07/10, 03/01/39 (a)	8,000,000	8,000,000
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.28%, 10/07/10, 03/15/15 (a)(b)(c)(d)	8,615,000	8,615,000
Round Rock ISD
Unlimited Tax Bonds
Series 2007
0.30%, 10/07/10, 02/01/27 (a)(b)(c)(d)	11,055,000	11,055,000
San Antonio
Electric & Gas Systems CP
Series A
0.30%, 10/29/10 (c)	17,700,000	17,700,000
Electric & Gas Systems Refunding RB New
Series 2009A
0.27%, 10/07/10, 02/01/17 (a)(c)(d)	9,260,000	9,260,000
Water System CP Notes
Series A
0.30%, 12/08/10 (c)	17,900,000	17,900,000
Water System Refunding RB
Series 2005
0.27%, 10/07/10, 05/15/40 (a)(c)(d)	46,055,000	46,055,000
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
0.27%, 10/07/10, 03/01/49 (a)(b)	15,000,000	15,000,000
San Antonio ISD
Unlimited Tax Refunding Bonds
Series 2001B
0.28%, 10/07/10, 08/15/26 (a)(b)(c)(d)	4,900,000	4,900,000
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.27%, 10/07/10, 08/15/30 (a)(c)(d)	12,600,000	12,600,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
0.30%, 10/07/10, 08/15/39 (a)(b)	13,800,000	13,800,000
Spring Branch ISD
Limited Tax Bonds
Series 2008
0.27%, 10/07/10, 02/01/15 (a)(b)(c)(d)	2,250,000	2,250,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources)
Series 2007A
0.29%, 10/07/10, 02/15/30 (a)(c)(d)	14,420,000	14,420,000
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts)
Series 1993
0.27%, 10/07/10, 11/01/17 (a)(b)	7,050,000	7,050,000
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.27%, 10/07/10, 06/01/33 (a)	6,000,000	6,000,000
GO Bonds (Veterans Housing Assistance Fund II)
Series 2004B
0.27%, 10/07/10, 12/01/34 (a)(c)	10,175,000	10,175,000
GO Refunding Bonds (College Student Loan)
Series 2006
0.30%, 10/07/10, 02/01/12 (a)(c)	18,430,000	18,430,000
0.30%, 10/07/10, 02/01/13 (a)(c)	35,460,000	35,460,000
0.30%, 10/07/10, 08/01/14 (a)(c)	6,495,000	6,495,000
0.30%, 10/07/10, 08/01/16 (a)(c)	6,770,000	6,770,000
TRAN
Series 2010
2.00%, 08/31/11	240,000,000	243,560,520
Texas A&M Univ
Permanent Univ Fund Bonds
Series 1998
0.47%, 10/07/10, 07/01/20 (a)(c)(d)	31,435,000	31,435,000
Revenue Financing System Bonds
Series 2010A
0.28%, 10/07/10, 05/20/18 (a)(c)(d)	2,285,000	2,285,000
Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts)
Series 2008
0.34%, 10/07/10, 01/01/44 (a)(b)	13,690,000	13,690,000
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.31%, 10/07/10, 04/15/38 (a)(b)	11,600,000	11,600,000
M/F Housing RB (Bristol Apts)
Series 2004
0.31%, 10/07/10, 06/15/37 (a)(b)	8,300,000	8,300,000
M/F Housing RB (Creek Point Apts)
Series 2000
0.31%, 10/07/10, 10/01/32 (a)(b)	6,160,000	6,160,000
M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.31%, 10/07/10, 06/15/37 (a)(b)	12,100,000	12,100,000
M/F Housing RB (Pinnacle Apts)
Series 2004
0.30%, 10/07/10, 06/15/37 (a)(b)	6,900,000	6,900,000
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.34%, 10/07/10, 04/01/38 (a)(b)	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.31%, 10/07/10, 03/01/45 (a)(b)	14,000,000	14,000,000
S/F Mortgage Refunding RB
Series 2005A
0.27%, 10/07/10, 09/01/36 (a)(c)	57,845,000	57,845,000
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2006
0.29%, 10/07/10, 04/01/30 (a)(c)(d)	8,750,000	8,750,000
GO Mobility Fund Bonds
Series 2006A
0.27%, 10/07/10, 04/01/15 (a)(c)(d)	6,420,000	6,420,000
GO Mobility Fund Bonds
Series 2007
0.29%, 10/07/10, 10/01/27 (a)(c)(d)	10,841,000	10,841,000
0.27%, 10/07/10, 04/01/37 (a)(c)(d)	65,700,000	65,700,000
0.28%, 10/07/10, 04/01/37 (a)(c)(d)	4,200,000	4,200,000
Texas Water Development Board
Water Financial Assistance GO Bonds
Series 2007D
0.30%, 10/07/10, 08/01/15 (a)(c)(d)	5,800,000	5,800,000
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
0.33%, 10/07/10, 03/01/19 (a)(b)	1,700,000	1,700,000
Univ of North Texas
Revenue Financing System Bonds
Series 2007
0.28%, 10/07/10, 04/15/14 (a)(b)(c)(d)	12,845,000	12,845,000
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health)
Series 2006A
0.26%, 10/07/10, 08/01/14 (a)(b)(c)(d)	21,285,000	21,285,000

		1,882,403,488

Utah 1.1%
Clearfield
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
0.33%, 10/07/10, 10/15/43 (a)(b)	12,100,000	12,100,000
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
0.45%, 10/07/10, 04/01/28 (a)(b)	3,715,000	3,715,000
Riverton
Hospital RB (IHC Health Services)
Series 2009
0.50%, 01/27/11, 08/15/41 (c)(d)	18,695,000	18,695,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
0.33%, 10/07/10, 10/15/43 (a)(b)	14,225,000	14,225,000
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
0.42%, 11/04/10, 08/01/14 (b)(c)(d)	48,870,000	48,870,000
Student Loan RB
Series 1993A
0.30%, 10/07/10, 11/01/23 (a)(b)(g)	6,000,000	6,000,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.28%, 10/07/10, 12/15/15 (a)(c)(d)	3,160,000	3,160,000
0.43%, 11/04/10, 06/15/36 (c)(d)	39,310,000	39,310,000
Sub Sales Tax Refunding RB
Series 2007A
0.40%, 10/07/10, 06/15/29 (a)(c)(d)	18,530,000	18,530,000

		164,605,000

Vermont 0.2%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.47%, 10/07/10, 12/15/16 (a)(b)	17,000,000	17,000,000
IDRB (Agri-Mark)
Series 1999B
0.47%, 10/07/10, 12/15/16 (a)(b)	1,000,000	1,000,000
Vermont HFA
Multiple Purpose Bonds
Series 2007C
0.44%, 10/07/10, 11/01/37 (a)(b)(c)	16,500,000	16,500,000

		34,500,000

Virginia 1.3%
Fairfax Cnty Economic Development Auth
Student Housing RB (George Mason Univ Foundation)
Series 2003
0.28%, 10/07/10, 02/01/29 (a)(b)	14,520,000	14,520,000
Fairfax Cnty IDA
Health Care RB (Inova Health)
Series 2005C2
0.30%, 10/07/10, 05/15/26 (a)	27,405,000	27,405,000
Health Care RB (Inova Health)
Series 2010A1
0.39%, 10/07/10, 05/15/39 (a)(e)	6,000,000	6,000,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
0.33%, 10/07/10, 06/15/43 (a)(b)	9,950,000	9,950,000
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
0.35%, 10/07/10, 09/01/21 (a)(b)	3,700,000	3,700,000
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
0.32%, 10/07/10, 11/01/28 (a)(b)	3,900,000	3,900,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.37%, 10/06/10	50,000,000	50,000,000
Hospital Facilities RB (Sentara Healthcare)
Series 2010B
0.39%, 10/07/10, 11/01/34 (a)(e)	10,905,000	10,905,000
Richmond
Public Utility RB
Series 2009A
0.27%, 10/07/10, 01/15/17 (a)(c)(d)	7,500,000	7,500,000
Southeastern Public Service Auth
Sr Parity RB (Regional Solid Waste System)
Series 2007A
0.34%, 10/07/10, 07/01/13 (a)(b)	18,790,000	18,790,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.32%, 10/07/10, 01/01/31 (a)(c)(d)	6,600,000	6,600,000
Commonwealth Mortgage Bonds
Series 2005C1
0.33%, 10/07/10, 01/01/32 (a)(c)(d)	5,100,000	5,100,000
Commonwealth Mortgage Bonds
Series 2006D1
4.10%, 01/01/11	7,000,000	7,062,614
Commonwealth Mortgage Bonds
Series 2006D3
4.05%, 10/01/10	1,000,000	1,000,000
Commonwealth Mortgage Bonds
Series 2007A4
2.95%, 10/01/10	1,515,000	1,515,000
Commonwealth Mortgage Bonds
Series 2007A5
3.50%, 01/01/11	6,040,000	6,084,949
Rental Housing Bonds
Series 2009E
0.27%, 10/07/10, 04/01/17 (a)(c)(d)	6,555,000	6,555,000
Virginia Port Auth
Port Facilities RB
Series 2006
0.35%, 10/07/10, 07/01/27 (a)(b)(c)(d)	6,285,000	6,285,000

		192,872,563

Washington 4.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.27%, 10/07/10, 11/01/15 (a)(c)(d)	8,285,000	8,285,000
0.27%, 10/07/10, 05/01/16 (a)(c)(d)	4,330,000	4,330,000
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System)
Series 2001A
0.37%, 10/07/10, 01/01/30 (a)(c)(d)	1,500,000	1,500,000
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB Series 2001C
0.42%, 10/07/10, 07/01/27 (a)(c)(d)	9,970,000	9,970,000
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
0.50%, 10/07/10, 08/01/23 (a)(b)	5,100,000	5,100,000
King Cnty
Sewer RB
Series 2002A
0.28%, 10/07/10, 09/08/11 (a)(c)(d)	10,000,000	10,000,000
Sewer RB
Series 2007
0.27%, 10/07/10, 01/01/47 (a)(c)(d)	31,250,000	31,250,000
Sewer RB 2nd
Series 2006
0.29%, 10/07/10, 01/01/26 (a)(c)(d)	10,000,000	10,000,000
Sewer Refunding RB 2nd
Series 2006
0.27%, 10/07/10, 01/01/15 (a)(c)(d)	25,490,000	25,490,000
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.28%, 10/07/10, 12/01/31 (a)(b)(c)(d)	7,850,000	7,850,000
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
0.33%, 10/07/10, 04/01/19 (a)(b)	2,120,000	2,120,000
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.32%, 10/07/10, 12/01/17 (a)(b)	3,945,000	3,945,000
RB (Flex-A-Lite Consolidated)
Series 1996
0.55%, 10/07/10, 12/01/16 (a)(b)	1,500,000	1,500,000
Port of Seattle
Limited Tax GO Refunding Bonds
Series 2004C
5.00%, 11/01/10	11,525,000	11,569,515
RB
Series 2003B
0.42%, 10/07/10, 01/01/12 (a)(c)(d)	5,140,000	5,140,000
RB
Series 2007B
0.34%, 10/07/10, 10/01/14 (a)(c)(d)	5,815,000	5,815,000
Sub Lien Refunding RB
Series 2008
0.30%, 10/07/10, 07/01/33 (a)(b)	10,000,000	10,000,000
Port of Tacoma
Sub Lien Revenue Notes CP
Series 2002A&B
0.45%, 10/08/10 (b)	27,000,000	27,000,000
Seattle
Drainage & Wastewater RB 2008
0.27%, 10/07/10, 12/01/15 (a)(c)(d)	8,090,000	8,090,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
0.55%, 10/07/10, 12/01/26 (a)(b)	2,960,000	2,960,000
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
0.45%, 10/07/10, 06/01/28 (a)(b)	2,495,000	2,495,000
Washington
GO Bonds
Series 2003C
0.28%, 10/07/10, 12/01/23 (a)(c)(d)	6,280,000	6,280,000
0.28%, 10/07/10, 06/01/28 (a)(c)(d)	130,000	130,000
GO Bonds
Series 2007A
0.27%, 10/07/10, 07/01/14 (a)(c)(d)	5,445,000	5,445,000
GO Bonds
Series 2007C
0.27%, 10/07/10, 07/01/15 (a)(c)(d)	11,690,000	11,690,000
GO Bonds
Series 2008C
0.28%, 10/07/10, 01/01/16 (a)(c)(d)	4,935,000	4,935,000
GO Bonds
Series 2009E
0.27%, 10/07/10, 02/01/29 (a)(c)(d)	5,000,000	5,000,000
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.28%, 10/07/10, 01/01/14 (a)(c)(d)	6,100,000	6,100,000
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
0.27%, 10/07/10, 07/01/15 (a)(c)(d)	25,010,000	25,010,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments, LLC)
Series 2006K
0.33%, 10/07/10, 12/01/36 (a)(b)	5,505,000	5,505,000
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.33%, 10/07/10, 04/01/33 (a)(b)	10,585,000	10,585,000
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.31%, 10/07/10, 12/01/22 (a)(b)	20,800,000	20,800,000
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.35%, 10/07/10, 02/01/26 (a)(b)	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management)
Series 2000H
0.31%, 10/07/10, 10/01/25 (a)(b)	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.31%, 10/07/10, 10/01/25 (a)(b)	11,650,000	11,650,000
0.31%, 10/07/10, 12/01/25 (a)(b)	7,235,000	7,235,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.27%, 10/07/10, 10/01/16 (a)(c)(d)	7,505,000	7,505,000
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.30%, 10/07/10, 10/01/28 (a)(b)	8,610,000	8,610,000
RB (Kadlec Medical Center)
Series 2006B
0.39%, 10/07/10, 12/01/36 (a)(b)(c)	9,900,000	9,900,000
RB (Providence Health & Services)
Series 2010A
0.29%, 10/07/10, 04/19/18 (a)(c)(d)	9,375,000	9,375,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.55%, 10/07/10, 06/01/12 (a)(b)	1,300,000	1,300,000
Washington Higher Education Facilities Authority
Refunding RB (Univ of Puget Sound)
Series 2006A
0.32%, 10/07/10, 10/01/30 (a)(b)	7,265,000	7,265,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.31%, 10/07/10, 12/15/27 (a)(b)	10,750,000	10,750,000
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.33%, 10/07/10, 11/01/21 (a)(b)	3,480,000	3,480,000
M/F Housing RB (Brittany Park)
Series 1996A
0.32%, 10/07/10, 11/01/21 (a)(b)	8,930,000	8,930,000
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.30%, 10/07/10, 07/01/41 (a)(b)	7,500,000	7,500,000
M/F Housing RB (Forest Creek Apts)
Series 2006
0.31%, 10/07/10, 06/15/40 (a)(b)	13,680,000	13,680,000
M/F Housing RB (Highlander Apts)
Series 2004A
0.31%, 10/07/10, 05/01/37 (a)(b)	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.34%, 10/07/10, 07/15/33 (a)(b)	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.29%, 10/07/10, 12/01/38 (a)(b)	25,180,000	25,180,000
M/F Housing RB (Merrill Gardens)
Series 1997A
0.32%, 10/07/10, 07/01/22 (a)(b)	6,125,000	6,125,000
M/F Housing RB (Parkview Apts)
Series 2008
0.32%, 10/07/10, 08/01/43 (a)(b)	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.31%, 10/07/10, 12/15/36 (a)(b)	12,750,000	12,750,000
M/F Housing RB (Seasons Apts)
Series 2006
0.34%, 10/07/10, 12/15/40 (a)(b)	19,940,000	19,940,000
M/F Housing RB (Silver Creek Apts)
Series 2004
0.31%, 10/07/10, 12/15/37 (a)(b)	4,100,000	4,100,000
M/F Housing RB (Vintage at Burien)
Series 2004A
0.32%, 10/07/10, 01/15/38 (a)(b)	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.32%, 10/07/10, 06/15/40 (a)(b)	8,190,000	8,190,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
M/F Housing RB (Woodrose Apts)
Series 1999A
0.32%, 10/07/10, 06/15/32 (a)(b)	6,750,000	6,750,000
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.31%, 10/07/10, 07/01/18 (a)(b)	3,700,000	3,700,000
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.32%, 10/07/10, 12/01/28 (a)(b)	6,700,000	6,700,000
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.30%, 10/07/10, 10/01/41 (a)(b)	5,030,000	5,030,000
Nonprofit Housing RB (ECCO Properties)
Series 2008A
0.37%, 10/07/10, 07/01/43 (a)(b)	10,960,000	10,960,000
Nonprofit Housing Refunding RB (Horizon House)
Series 2005
0.27%, 10/07/10, 10/01/35 (a)(b)	4,900,000	4,900,000
Yakima Cnty
IDRB (Cowiche Growers)
Series 1998
0.55%, 10/07/10, 06/01/13 (a)(b)	1,000,000	1,000,000

		572,854,515

West Virginia 0.9%
Cabell Cnty
Univ Facilities RB (Provident Group-Marshall Properties)
Series 2010A
0.30%, 10/07/10, 07/01/39 (a)(b)	20,000,000	20,000,000
West Virginia Economic Development Auth
Refunding RB (Appalachian Power-Mountaineer)
Series 2008B
0.31%, 10/07/10, 02/01/36 (a)(b)	25,275,000	25,275,000
West Virginia Higher Education Policy Commission
RB
Series 2004B
0.26%, 10/07/10, 04/01/12 (a)(b)(c)(d)	15,430,000	15,430,000
West Virginia Hospital Finance Auth
RB (Pallotine Health Services)
Series 2006
0.55%, 10/07/10, 10/01/36 (a)(b)	30,505,000	30,505,000
Refunding & RB (Charleston Area Medical Center)
Series 2009A
0.44%, 12/08/10, 09/01/32 (b)(c)(d)	15,530,000	15,530,000
West Virginia Housing Development Fund
HFA Bonds
Series 2008B
0.31%, 10/07/10, 11/01/38 (a)(c)	10,000,000	10,000,000
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
0.26%, 10/07/10, 11/01/13 (a)(b)(c)(d)	9,195,000	9,195,000

		125,935,000

Wisconsin 1.9%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills)
Series 1995
0.52%, 10/07/10, 07/01/23 (a)(b)	9,500,000	9,500,000
Combined Locks Village
IDRB (Appleton Papers)
Series 1997
0.59%, 10/07/10, 08/01/27 (a)(b)	6,000,000	6,000,000
Pollution Control Refunding RB (Appleton Papers)
Series 1997
0.54%, 10/07/10, 08/01/13 (a)(b)	2,650,000	2,650,000
Marshfield
Electric System Revenue BAN
Series 2008C
4.00%, 12/01/10	12,000,000	12,070,204
Oostburg
IDRB (Dutchland Plastics)
Series 2007
0.32%, 10/07/10, 04/01/42 (a)(b)	6,650,000	6,650,000
Red Cedar
IDRB (Fairmount Minerals)
Series 2007
0.34%, 10/07/10, 09/01/27 (a)(b)	10,000,000	10,000,000
Wisconsin
GO Bonds
Series 2006C
0.33%, 10/07/10, 05/01/31 (a)(c)(d)	5,525,000	5,525,000
GO CP Notes 2005A
0.37%, 10/06/10 (c)	22,715,000	22,715,000
GO CP Notes 2006A
0.37%, 10/06/10 (c)	16,462,000	16,462,000
0.29%, 11/09/10 (c)	20,000,000	20,000,000
Operating Notes 2010
2.00%, 06/15/11	45,000,000	45,478,838
Transportation RB
Series 2007A
0.44%, 12/22/10, 07/01/27 (b)(c)(d)	8,070,000	8,070,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008A
0.42%, 09/01/11 (b)	10,000,000	10,000,000
RB (Aurora Health Care)
Series 2008B
0.42%, 09/01/11 (b)	20,000,000	20,000,000
RB (Gundersen Lutheran)
Series 2000B
0.58%, 10/01/10, 12/01/29 (a)(b)(c)	8,950,000	8,950,000
Refunding RB (Reedsburg Area Medical Center)
Series 2010B
0.28%, 10/07/10, 06/01/36 (a)(b)	15,000,000	15,000,000
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2003C
0.35%, 10/07/10, 09/01/33 (a)(c)	11,780,000	11,780,000
0.35%, 10/07/10, 03/01/34 (a)(c)	10,460,000	10,460,000
Homeownership RB
Series 2005C
0.32%, 10/07/10, 09/01/33 (a)(c)	11,000,000	11,000,000
Homeownership RB
Series 2006E
0.33%, 10/07/10, 09/01/37 (a)(c)(d)	1,900,000	1,900,000
Housing RB
Series 2007C
0.42%, 10/07/10, 05/01/38 (a)(c)	3,775,000	3,775,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Housing RB
Series 2008A
0.42%, 10/07/10, 11/01/30 (a)(c)	6,420,000	6,420,000
Housing RB
Series 2008D
0.42%, 10/07/10, 11/01/33 (a)(c)	4,400,000	4,400,000
Housing RB
Series 2008E
0.42%, 10/07/10, 11/01/33 (a)(c)	3,130,000	3,130,000

		271,936,042

Wyoming 1.4%
Green River
RB (Rhone-Poulenc)
Series 1994
0.42%, 10/07/10, 10/01/18 (a)(b)	11,400,000	11,400,000
Sublette Cnty
Pollution Control RB (Exxon Mobil)
Series 1987B
0.25%, 10/01/10, 07/01/17 (a)	6,000,000	6,000,000
Wyoming Community Development Auth
Housing RB
Series 2007-2010
0.37%, 10/07/10, 12/01/15 (a)(c)(d)	11,835,000	11,835,000
Housing RB 2004
Series 11
0.31%, 10/07/10, 06/01/35 (a)(c)	5,000,000	5,000,000
Housing RB 2004
Series 6
0.31%, 10/07/10, 12/01/35 (a)(c)	5,000,000	5,000,000
Housing RB 2004
Series 9
0.31%, 10/07/10, 12/01/34 (a)(c)	5,000,000	5,000,000
Housing RB 2005
Series 2
0.31%, 10/07/10, 12/01/35 (a)(c)	8,000,000	8,000,000
Housing RB 2005
Series 7
0.31%, 10/07/10, 06/01/36 (a)(c)	8,000,000	8,000,000
Housing RB 2007
Series 2
0.31%, 10/07/10, 12/01/37 (a)(c)	6,000,000	6,000,000
S/F Mortgage Bonds
Series 2002A
0.27%, 10/07/10, 12/01/32 (a)(c)	10,000,000	10,000,000
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.30%, 10/07/10, 06/01/35 (a)(b)	65,765,000	65,765,000
Refunding RB Sr
Series 2008A2
0.30%, 10/07/10, 04/01/39 (a)(b)	35,000,000	35,000,000
Refunding RB Sr
Series 2008A3
0.30%, 10/07/10, 12/01/43 (a)(b)	20,000,000	20,000,000

		197,000,000

Total Municipal Securities
(Cost $13,883,199,873)		13,883,199,873

Other Investments 4.4% of net assets

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 2 0.44%, 10/07/10, 08/01/38 (a)(b)(d)	98,000,000	98,000,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 2 0.41%, 10/07/10, 08/01/38 (a)(b)(d)	25,000,000	25,000,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 2 0.44%, 10/07/10, 08/01/38 (a)(b)(d)	109,500,000	109,500,000
Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares
Series 1 0.47%, 10/07/10, 03/16/40 (a)(b)(d)	177,400,000	177,400,000
Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares
Series 1 0.49%, 10/07/10, 03/01/40 (a)(b)(d)	80,000,000	80,000,000
Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	30,000,000	30,000,000
Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	20,000,000	20,000,000
Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	20,000,000	20,000,000
Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.46%, 10/07/10, 03/01/40 (a)(b)(d)	20,000,000	20,000,000
Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	31,000,000	31,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	14,000,000	14,000,000

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	12,000,000	12,000,000

Total Other Investments
(Cost $636,900,000)		636,900,000

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $14,520,099,873

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,764,170,500 or 39.8% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $59,785,000 or 0.4% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board.
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Schwab Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47703SEP10

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

100.9%		Municipal Securities	4,005,858,563	4,005,858,563

100.9%		Total Investments	4,005,858,563	4,005,858,563
(0	.9)%	Other Assets and Liabilities, Net		(35,944,498)

100.0%		Net Assets		3,969,914,065

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 100.9% of net assets

Alabama 2.6%
Alabama
GO Bonds
Series 2007A
0.30%, 10/07/10, 08/01/27 (a)(b)(c)(d)	6,503,000	6,503,000
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche I, III & IV)
Series 2008A, 2009B & 2010A
0.28%, 10/07/10, 06/01/38 (a)(b)	41,030,000	41,030,000
Municipal Funding Notes (Tranches I-IX)
0.28%, 10/07/10, 01/01/36 (a)(b)	13,355,000	13,355,000
Alabama Public School & College Auth
Capital Improvement Bonds
Series 2007
0.30%, 10/07/10, 12/01/18 (a)(b)(c)(d)	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health)
Series 2006C2
0.29%, 10/07/10, 11/15/30 (a)(c)(d)	6,180,000	6,180,000
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
0.37%, 10/07/10, 06/01/15 (a)(b)(c)(d)	5,085,000	5,085,000
Jefferson Cnty
Sewer Revenue Warrants
Series 2001A
5.00%, 02/01/11, 02/01/41 (b)	1,795,000	1,838,084

		102,646,084

Arizona 0.8%
Chandler IDA
RB (Tri-City Baptist Church)
Series 2010
0.35%, 10/07/10, 12/01/35 (a)(b)	4,915,000	4,915,000
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
0.27%, 10/07/10, 09/01/14 (a)(c)(d)	6,035,000	6,035,000
Electric System RB
Series 2006A
0.28%, 10/07/10, 07/01/14 (a)(c)(d)	3,020,000	3,020,000
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare)
Series 2008B
0.30%, 10/07/10, 12/01/39 (a)(b)	18,010,000	18,010,000

		31,980,000

Arkansas 0.2%
Fort Smith
Recovery Zone Facility Bonds (Mitsubishi Power Systems Americas)
Series 2010
0.31%, 10/07/10, 10/01/40 (a)(b)	8,000,000	8,000,000

California 9.6%
Calaveras Cnty
TRAN 2010-2011
1.50%, 06/30/11	6,000,000	6,024,799
California
GO Bonds
0.27%, 10/07/10, 10/01/14 (a)(b)(c)(d)	15,020,000	15,020,000
GO CP Notes
0.32%, 10/05/10 (b)	6,505,000	6,505,000
California Health Facilities Financing Auth
RB (Providence Health Services)
Series 2009B
0.41%, 11/03/10, 10/01/39 (c)(d)	14,500,000	14,500,000
California Infrastructure & Economic Development Bank
RB (California Independent System Operator Corp)
Series 2009A
0.41%, 11/04/10, 02/01/39 (b)(c)(d)	10,135,000	10,135,000
RB (Casa Loma College)
Series 2009
0.38%, 10/07/10, 04/01/39 (a)(b)	3,760,000	3,760,000
Refunding RB (PG&E)
Series 2009B
0.27%, 10/01/10, 11/01/26 (a)(b)	14,985,000	14,985,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2010
0.32%, 10/07/10, 06/01/35 (a)(b)	12,600,000	12,600,000
California School Cash Reserve Program Auth
Bonds 2010-2011
Series F
2.00%, 06/01/11	8,000,000	8,071,377
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2004E
0.37%, 02/10/11	2,000,000	2,000,000
0.43%, 02/15/11	7,045,000	7,045,000
RB (Kaiser Permanente)
Series 2004I
3.45%, 05/01/11, 04/01/35	3,110,000	3,162,029
RB (Kaiser Permanente)
Series 2004K
0.38%, 02/15/11	10,000,000	10,000,000
RB (Kaiser Permanente)
Series 2008B
0.40%, 12/08/10	17,000,000	17,000,000
0.40%, 02/15/11	6,000,000	6,000,000
RB (Kaiser Permanente)
Series 2008C
0.40%, 12/10/10	29,000,000	29,000,000
RB (Kaiser Permanente)
Series 2009B2
0.38%, 03/10/11	40,000,000	40,000,000
RB (Kaiser Permanente)
Series 2009B3
0.40%, 11/05/10	50,000,000	50,000,000
RB (Sea Crest School)
Series 2008
0.37%, 10/07/10, 08/01/38 (a)(b)	4,435,000	4,435,000
Foothill-DeAnza Community College District
GO Bonds
Series C
0.30%, 10/07/10, 02/01/26 (a)(c)(d)	4,065,000	4,065,000
Fresno
TRAN 2010-2011
2.00%, 06/30/11	5,670,000	5,724,507
Grossmont UHSD
GO Bonds
Series 2010B
0.28%, 10/07/10, 02/01/20 (a)(c)(d)	1,200,000	1,200,000
Los Angeles
TRAN 2010
2.00%, 05/31/11	17,000,000	17,134,366
Los Angeles Cnty
TRAN 2010-2011
Series A
2.00%, 06/30/11	8,000,000	8,067,970
Los Angeles USD
TRAN 2010-2011
Series A
2.00%, 06/30/11	10,000,000	10,098,413
Oakland
TRAN 2010-2011
2.00%, 06/15/11	8,000,000	8,077,190
Riverside Cnty
TRAN 2010-2011
Series B
2.00%, 06/30/11	39,800,000	40,227,671
San Diego
TRAN 2010-2011
Series A
2.00%, 01/31/11	2,830,000	2,845,021
TRAN 2010-2011
Series B
2.00%, 04/29/11	6,295,000	6,350,548
TRAN 2010-2011
Series C
2.00%, 05/31/11	3,445,000	3,479,146
San Diego Cnty & SDs Pool Program
TRAN
Series 2010B1
2.00%, 01/31/11	1,500,000	1,506,302
San Diego USD
TRAN
Series 2010-2011A
2.00%, 06/30/11	5,000,000	5,052,928
William S. Hart UHSD
GO Bonds
Series A
0.45%, 05/19/11, 08/01/31 (b)(c)(d)	5,000,000	5,000,000
GO Bonds
Series B
0.27%, 10/07/10, 09/01/21 (a)(b)(c)(d)	2,455,000	2,455,000

		381,527,267

Colorado 2.2%
Buffalo Ridge Metropolitan District
GO Refunding Bonds
Series 2009
0.28%, 10/07/10, 12/01/33 (a)(b)	9,410,000	9,410,000
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.29%, 10/07/10, 09/01/40 (a)(c)(d)	7,005,000	7,005,000
RB (Catholic Health Initiatives)
Series 2009A
0.28%, 10/07/10, 07/01/17 (a)(c)(d)	9,415,000	9,415,000
Colorado Springs
Hospital Refunding RB
Series 2009
0.45%, 06/02/11, 12/15/33 (b)(c)(d)	5,361,000	5,361,000
Utilities System Sub Lien RB
Series 2005A
0.28%, 10/07/10, 11/01/35 (a)(c)	20,285,000	20,285,000
Commerce City
GO Bonds
Series 2006
0.28%, 10/07/10, 12/01/28 (a)(b)	1,250,000	1,250,000
GO Bonds
Series 2008
0.28%, 10/07/10, 12/01/38 (a)(b)	8,625,000	8,625,000
Concord Metropolitan District
GO Refunding Bonds
Series 2004
1.75%, 12/01/10, 12/01/29 (b)	3,725,000	3,725,000
Erie
COP
Series 2005
0.95%, 10/07/10, 11/01/35 (a)(b)	3,990,000	3,990,000

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds
Series 2009
0.28%, 10/07/10, 12/01/38 (a)(b)	3,135,000	3,135,000
NBC Metropolitan District
GO Bonds
Series 2004
1.00%, 12/01/10, 12/01/30 (b)	3,570,000	3,570,000
Parker Automotive Metropolitan District
GO Bonds
Series 2005
0.28%, 10/07/10, 12/01/34 (a)(b)	3,250,000	3,250,000
Southglenn Metropolitan District
Special RB
Series 2007
0.28%, 10/07/10, 12/01/30 (a)(b)	10,150,000	10,150,000

		89,171,000

Connecticut 0.1%
Connecticut
GO Bonds
Series 2005D
0.32%, 10/07/10, 11/15/13 (a)(c)(d)	3,630,000	3,630,000

District of Columbia 1.8%
District of Columbia
GO Bonds
Series 2007B
0.37%, 10/07/10, 08/15/18 (a)(c)(d)	10,845,000	10,845,000
GO Bonds
Series 2008E
0.29%, 10/07/10, 12/01/15 (a)(b)(c)(d)	3,305,000	3,305,000
Income Tax Secured Refunding RB
Series 2010C
0.29%, 10/07/10, 12/01/10	12,500,000	12,500,000
RB (Catholic Univ of America)
Series 2007
0.28%, 10/07/10, 04/01/15 (a)(b)(c)(d)	8,320,000	8,320,000
RB (Georgetown Univ)
Series 2001A
0.00%, 04/01/11, 04/01/38 (b)	12,000,000	2,421,922
RB (National Public Radio)
Series 2010
0.30%, 10/07/10, 04/01/33 (a)(c)(d)	23,260,000	23,260,000
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB
Series 2009A
0.28%, 10/07/10, 10/01/16 (a)(c)(d)	9,330,000	9,330,000

		69,981,922

Florida 6.5%
Brevard Cnty School Board
RAN
Series 2010
2.00%, 04/22/11	5,000,000	5,040,656
Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
0.28%, 10/07/10, 09/01/14 (a)(b)(c)(d)	7,100,000	7,100,000
Broward Cnty SD
COP
Series 2005A
0.28%, 10/07/10, 01/01/14 (a)(b)(c)(d)	5,795,000	5,795,000
Cape Coral
CP Notes
0.39%, 10/05/10 (b)	10,056,000	10,056,000
0.32%, 10/13/10 (b)	10,000,000	10,000,000
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ)
Series 2006
0.34%, 10/01/10, 10/01/36 (a)(b)	11,775,000	11,775,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.28%, 10/07/10, 07/01/15 (a)(b)(c)(d)	16,152,000	16,152,000
Escambia Cnty Health Facilities Auth
RB (Ascension Health)
Series 2003A
5.00%, 11/15/10	5,090,000	5,117,808
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.40%, 10/07/10, 01/01/25 (c)(d)	11,785,000	11,785,000
Florida Housing Finance Corp
RB (Autumn Place Apts)
Series 2008K1
0.29%, 10/07/10, 07/15/41 (a)(b)	6,400,000	6,400,000
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2007E
0.27%, 10/07/10, 12/01/17 (a)(c)(d)	5,000,000	5,000,000
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt)
Series 2006G
0.28%, 10/07/10, 05/15/15 (a)(c)(d)	9,375,000	9,375,000
Hospital Refunding RB (Adventist Health/Sunbelt)
Series 2009E
3.00%, 11/15/10	4,000,000	4,012,194
Hillsborough Cnty
CP
Series A
0.40%, 10/14/10 (b)	5,000,000	5,000,000
Jacksonville
Excise Taxes RB
Series 2009A
2.50%, 10/01/10	1,000,000	1,000,000
Excise Taxes RB
Series 2009B
2.50%, 10/01/10	2,860,000	2,860,000
Transportation RB
Series 2007
0.40%, 05/26/11, 10/01/15 (c)(d)	28,875,000	28,875,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.50%, 10/07/10, 11/01/22 (a)(b)	5,590,000	5,590,000
Miami-Dade Cnty
GO Bonds
Series 2008A
0.29%, 10/07/10, 01/01/16 (a)(b)(c)(d)	5,070,000	5,070,000

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Water & Sewer System RB
Series 2010
0.29%, 10/07/10, 10/01/33 (a)(b)(c)(d)	13,000,000	13,000,000
Miami-Dade Cnty School Board
COP
Series 2008B
0.32%, 10/07/10, 11/01/15 (a)(b)(c)(d)	5,675,000	5,675,000
Orlando Utilities Commission
Utility System Refunding RB
Series 2009B
0.50%, 01/27/11, 10/01/33 (c)(d)	10,135,000	10,135,000
Water & Electric Refunding RB
Series 1992
6.00%, 10/01/10	1,425,000	1,425,000
Orlando-Orange Cnty Expressway Auth
RB
Series 2007A
0.43%, 12/09/10, 07/01/15 (b)(c)(d)	14,900,000	14,900,000
0.28%, 10/07/10, 07/01/42 (a)(b)(c)(d)	5,000,000	5,000,000
Palm Beach Cnty
RB (Norton Gallery & School of Art)
Series 1995
0.33%, 10/07/10, 05/01/25 (a)(b)	3,385,000	3,385,000
Palm Beach Cnty Solid Waste Auth
Improvement RB
Series 2009A
0.27%, 10/07/10, 04/01/17 (a)(b)(c)(d)	4,545,000	4,545,000
Palm Coast
Utility System RB
Series 2007
0.28%, 10/07/10, 04/01/15 (a)(b)(c)(d)	4,275,000	4,275,000
Pinellas Cnty Health Facilities Auth
RB (Baycare Health)
Series 2006B2
0.31%, 10/07/10, 11/15/33 (a)(b)(c)	8,450,000	8,450,000
Polk Cnty
Utility System RB
Series 2004A
0.28%, 10/07/10, 09/01/13 (a)(b)(c)(d)	14,305,000	14,305,000
South Florida Water Management District
COP
Series 2006
0.32%, 10/07/10, 04/01/31 (a)(c)(d)	4,000,000	4,000,000
Tallahassee
Energy System RB
Series 2007
0.28%, 10/07/10, 10/01/15 (a)(c)(d)	11,250,000	11,250,000

		256,348,658

Georgia 2.6%
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
0.26%, 10/07/10, 09/01/13 (a)(b)(c)(d)(f)	24,035,000	24,035,000
Clayton Cnty Housing Auth
M/F Refunding RB (Chateau Forest Apts)
Series 1990E
1.02%, 10/07/10, 01/01/21 (a)(b)	7,160,000	7,160,000
DeKalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
0.27%, 10/07/10, 10/01/41 (a)(b)	27,000,000	27,000,000
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Assoc)
Series 2008A
0.50%, 12/01/10, 10/01/38 (b)	8,575,000	8,575,000
Georgia
GO Bonds
Series 2007E
0.30%, 10/07/10, 08/01/23 (a)(c)(d)	4,492,000	4,492,000
Griffin-Spalding Cnty Development Auth
IDRB (Woodland Industries)
Series 2007
0.32%, 10/07/10, 02/01/22 (a)(b)	3,970,000	3,970,000
Main St Natural Gas
Gas Project RB
Series 2010A
0.27%, 10/07/10, 08/01/40 (a)(b)	15,000,000	15,000,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB (Third Indenture)
Series 2009A
0.27%, 10/07/10, 07/01/17 (a)(c)(d)	2,250,000	2,250,000
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.29%, 10/07/10, 07/01/15 (a)(c)(d)	1,880,000	1,880,000
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11, 11/01/48	3,500,000	3,500,000
Private Colleges & Universities Auth
RB (Emory Univ)
Series 2009C
0.29%, 10/07/10, 10/05/17 (a)(c)(d)	3,845,000	3,845,000

		101,707,000

Hawaii 0.3%
Hawaii State Dept of Budget & Finance
RB (Hawaiian Electric)
Series 2009
0.41%, 11/04/10, 07/01/39 (b)(c)(d)	9,995,000	9,995,000
Honolulu
GO Bonds
Series 2005 A, C & D
0.27%, 10/07/10, 04/01/14 (a)(c)(d)	2,320,000	2,320,000

		12,315,000

Idaho 0.3%
Idaho
TAN
Series 2010
2.00%, 06/30/11	12,000,000	12,141,589

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Illinois 13.7%
Bloomington
GO Bonds
Series 2004
0.32%, 10/07/10, 06/01/24 (a)(c)	11,050,000	11,050,000
Bolingbrook
GO Bonds
Series 2007
0.28%, 10/07/10, 07/01/15 (a)(b)(c)(d)	9,300,000	9,300,000
Tax Increment Jr Lien RB
Series 2005
0.56%, 10/07/10, 01/01/25 (a)(b)	8,880,000	8,880,000
Chicago
General Airport (O’Hare) Third Lien RB
Series 2005A
0.28%, 10/07/10, 01/01/14 (a)(b)(c)(d)	4,480,000	4,480,000
0.29%, 10/07/10, 01/01/14 (a)(b)(c)(d)	10,450,000	10,450,000
GO (City Colleges of Chicago)
Series 1999
0.30%, 10/07/10, 07/01/25 (a)(c)(d)	7,535,000	7,535,000
GO Project & Refunding Bonds
Series 2007A
0.28%, 10/07/10, 01/01/15 (a)(c)(d)	36,300,000	36,300,000
0.28%, 10/07/10, 01/01/37 (a)(c)(d)	5,000,000	5,000,000
GO Refunding Bonds
Series 1993B
0.45%, 06/22/11, 01/01/22 (b)(c)(d)	4,000,000	4,000,000
GO Refunding Bonds
Series 2008A
0.27%, 10/07/10, 01/01/16 (a)(c)(d)	10,830,000	10,830,000
GO Refunding Bonds
Series 2009A
0.32%, 10/07/10, 01/01/18 (a)(c)(d)	5,000,000	5,000,000
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.29%, 10/07/10, 12/01/25 (a)(b)(c)(d)	15,865,000	15,865,000
Community Unit SD No. 308
GO Bonds
Series 2008
0.28%, 10/07/10, 02/01/24 (a)(b)(c)(d)	7,049,000	7,049,000
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.43%, 11/04/10, 05/01/21 (b)(c)(d)	10,400,000	10,400,000
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.31%, 10/07/10, 02/01/35 (a)(b)	1,500,000	1,500,000
Du Quoin
Industrial Revenue RB (Marshall Browning Hospital)
Series 2006
0.33%, 10/07/10, 11/01/31 (a)(b)	9,750,000	9,750,000
Hopedale
RB (Hopedale Medical Foundation)
Series 2009
0.34%, 10/07/10, 09/01/29 (a)(b)	4,500,000	4,500,000
Illinois
Sales Tax Jr Obligation Bonds
Series 2010
3.00%, 06/15/11	5,000,000	5,082,638
Sales Tax RB
Series 2006
5.00%, 06/15/11	2,450,000	2,524,004
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2008A1
0.37%, 02/10/11, 11/01/30 (g)	20,000,000	20,000,000
RB (Joan W. & Irving B. Harris Theater For Music & Dance)
Series 2005
0.36%, 10/07/10, 03/01/40 (a)(b)	2,000,000	2,000,000
RB (Kohl Children’s Museum of Greater Chicago)
Series 2004
0.31%, 10/07/10, 07/01/34 (a)(b)	1,700,000	1,700,000
RB (Lake Forest College)
Series 2008
0.31%, 10/07/10, 10/01/38 (a)(b)	2,500,000	2,500,000
RB (Lake Forest Country Day School)
Series 2005
0.31%, 10/07/10, 07/01/35 (a)(b)	3,000,000	3,000,000
RB (Perspectives Charter School)
Series 2003
0.34%, 10/07/10, 07/01/33 (a)(b)	5,100,000	5,100,000
RB (Planned Parenthood)
Series 2007A
0.29%, 10/07/10, 01/01/37 (a)(b)	7,350,000	7,350,000
RB (Resurrection Health Care)
Series 2005C
0.30%, 10/07/10, 05/15/35 (a)(b)	41,915,000	41,915,000
RB (The Clare at Water Tower)
Series 2005D
0.29%, 10/07/10, 05/15/38 (a)(b)(g)	30,000,000	30,000,000
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.30%, 10/07/10, 08/15/38 (a)(b)	6,000,000	6,000,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts)
Series 2008
0.35%, 10/07/10, 08/01/38 (a)(b)	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds
Series 2001A
0.47%, 10/07/10, 06/30/22 (a)(c)(d)	5,870,000	5,870,000
0.47%, 10/07/10, 07/01/26 (a)(c)(d)	36,055,000	36,055,000
Jacksonville
Industrial Improvement RB (Passavant Memorial Area Hospital Assoc)
Series 2006B
0.33%, 10/07/10, 12/01/31 (a)(b)	11,430,000	11,430,000
Refunding IRB (Passavant Memorial Area Hospital Assoc)
Series 2006A
0.33%, 10/07/10, 12/01/31 (a)(b)	18,450,000	18,450,000

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.28%, 10/07/10, 06/15/26 (a)(b)(c)(d)	17,515,000	17,515,000
0.28%, 10/07/10, 06/15/27 (a)(b)(c)(d)	12,065,000	12,065,000
0.28%, 10/07/10, 12/15/30 (a)(b)(c)(d)	10,814,000	10,814,000
0.28%, 10/07/10, 12/15/31 (a)(b)(c)(d)(g)	90,410,000	90,410,000
0.29%, 10/07/10, 06/15/33 (a)(b)(c)(d)	22,070,000	22,070,000
0.28%, 10/07/10, 12/15/33 (a)(b)(c)(d)	7,118,000	7,118,000
0.28%, 10/07/10, 06/15/40 (a)(b)(c)(d)	5,199,000	5,199,000
Univ of Illinois
Auxiliary Facilities System RB
Series 2006
0.28%, 10/07/10, 04/01/35 (a)(c)(d)	8,600,000	8,600,000

		543,261,642

Indiana 1.4%
Boone Cnty Hospital Assoc
Lease Refunding RB
Series 2005
0.28%, 10/07/10, 01/10/14 (a)(b)(c)(d)	5,775,000	5,775,000
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
0.28%, 10/07/10, 01/15/20 (a)(b)(c)(d)	4,115,000	4,115,000
Indiana Finance Auth
Refunding & RB (Trinity Health)
Series 2009A
2.50%, 12/01/10	2,100,000	2,106,995
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health)
Series 2005A
0.35%, 10/01/10, 01/01/35 (a)(b)	19,030,000	19,030,000
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2002F
5.50%, 11/15/10	865,000	870,316
RB (Memorial Hospital)
Series 2004A
0.30%, 10/07/10, 05/01/24 (a)(b)	17,075,000	17,075,000
Sub RB (Ascension Health)
Series 2005A3
5.00%, 07/01/11, 11/01/27	2,540,000	2,624,301
Sub RB (Ascension Health)
Series 2005A8
5.00%, 11/01/10, 11/01/27	2,750,000	2,760,396

		54,357,008

Iowa 0.9%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.34%, 10/07/10, 09/01/36 (a)	19,000,000	19,000,000
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.37%, 10/07/10, 05/01/23 (a)	14,000,000	14,000,000
Iowa Higher Education Loan Auth
RAN (Morningside College)
Series 2010F
1.75%, 05/20/11 (b)	1,750,000	1,761,541
Iowa Tobacco Settlement Authority
Tobacco Settlement Asset-Backed Bonds
Series 2001B
5.60%, 06/01/11, 06/01/35 (b)	1,650,000	1,723,141

		36,484,682

Kentucky 1.5%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives)
Series 2004D
3.50%, 11/10/10, 05/01/34	8,800,000	8,829,419
RB (Louisville Arena Auth)
Series 2008A1
0.32%, 10/07/10, 06/01/16 (a)(b)(c)(d)	8,500,000	8,500,000
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.40%, 10/07/10, 08/01/17 (a)(c)(d)	14,865,000	14,865,000
Madisonville
Hospital RB (Trover Clinic Foundation)
Series 2006
0.29%, 10/07/10, 11/01/36 (a)(b)(c)	13,335,000	13,335,000
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B1
1.07%, 10/07/10, 10/15/14 (a)(b)	12,400,000	12,400,000

		57,929,419

Louisiana 1.1%
Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.41%, 10/07/10, 10/01/39 (a)	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
Healthcare Facilities Refunding RB (St. James Place of Baton Rouge)
Series 2007A
0.29%, 10/07/10, 11/01/37 (a)(b)	11,520,000	11,520,000
RB (Louise S. McGehee School)
Series 2010
0.38%, 10/07/10, 06/01/40 (a)(b)	7,000,000	7,000,000
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.29%, 10/07/10, 02/01/11 (a)(b)(c)(d)	10,865,000	10,865,000

		44,385,000

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health)
Series 2006A
0.43%, 12/09/10, 07/01/14 (b)(c)(d)	14,125,000	14,125,000

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Massachusetts 3.1%
Brockton
GO BAN
1.50%, 05/13/11	3,000,000	3,018,129
Massachusetts
GO Refunding Bonds
Series 1996A
6.00%, 11/01/10	495,000	497,309
GO Refunding Bonds
Series 2004A
0.40%, 10/07/10, 07/31/25 (a)(c)(d)	15,765,000	15,765,000
0.30%, 10/07/10, 02/01/26 (a)(c)(d)	5,100,000	5,100,000
Special Obligation RB
Series A
0.47%, 10/07/10, 12/01/17 (a)(c)(d)	9,655,000	9,655,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds
Series 2010A
0.36%, 10/07/10, 07/01/30 (a)(e)	4,235,000	4,235,000
Massachusetts Development Finance Agency
RB (Boston Univ)
Series U6A
0.30%, 10/01/10, 10/01/42 (a)(b)	10,200,000	10,200,000
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ)
Series 2008T3
0.60%, 02/17/11, 10/01/37	10,375,000	10,375,385
RB (Partners HealthCare)
Series 2008H1
0.43%, 02/11/11	3,000,000	3,000,000
Massachusetts HFA
Housing Bonds
Series 2010A
0.57%, 06/01/11	7,000,000	7,000,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.27%, 10/07/10, 05/01/14 (a)(c)(d)	4,900,000	4,900,000
Dedicated Sales Tax Bonds
Series 2007A
0.30%, 10/07/10, 02/15/16 (a)(c)(d)	785,000	785,000
0.32%, 10/07/10, 02/15/16 (a)(c)(d)	1,310,000	1,310,000
Massachusetts Water Resources Auth
General RB
Series 2002B
0.27%, 10/07/10, 08/01/27 (a)(c)(d)	15,900,000	15,900,000
General Refunding RB
Series 2007B
0.47%, 10/07/10, 03/13/29 (a)(c)(d)	10,680,000	10,680,000
Quincy
GO BAN
1.50%, 01/28/11	15,000,000	15,052,814
Whitman
GO BAN
1.25%, 05/06/11	4,000,000	4,015,834

		121,489,471

Michigan 2.6%
Detroit
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.52%, 10/07/10, 07/01/32 (a)(b)(c)(d)	8,665,000	8,665,000
Michigan Finance Auth
RAN
Series 2010D2
2.00%, 08/22/11 (b)	15,000,000	15,213,065
RAN
Series 2010D3
2.00%, 08/22/11 (b)	7,000,000	7,099,431
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 2010
0.36%, 10/07/10, 11/15/49 (a)(e)	11,200,000	11,200,000
Refunding RB (Crittenton Hospital Medical Center)
Series 2003A
0.32%, 10/01/10, 03/01/30 (a)(b)	5,000	5,000
0.34%, 10/01/10, 03/01/30 (a)(b)	15,430,000	15,430,000
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Assoc)
Series 2007
0.29%, 10/07/10, 08/01/42 (a)(b)	11,875,000	11,875,000
Royal Oak Hospital Finance Auth
Hospital Refunding RB (William Beaumont Hospital)
Series 2010X
0.28%, 10/07/10, 10/14/30 (a)(b)(c)(d)	25,350,000	25,350,000
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
0.33%, 10/07/10, 06/01/26 (a)(b)	10,385,000	10,385,000

		105,222,496

Minnesota 0.2%
Minnesota HFA
Residential Housing Finance Bonds
Series 2009E
0.27%, 10/07/10, 07/01/17 (a)(c)(d)	8,895,000	8,895,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (Mississippi Methodist Sr Services)
Series 2008A
0.52%, 10/07/10, 12/01/38 (a)(b)(g)	21,450,000	21,450,000
Mississippi Development Bank
Revenue Notes (Mississippi Dept of Transportation)
Series A
0.65%, 12/16/10 (b)	10,000,000	10,000,000

		31,450,000

Missouri 1.0%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts)
Series 2004
0.31%, 10/07/10, 02/01/39 (a)(b)	29,560,000	29,560,000
Refunding IDRB (Plaza Manor Nursing Home)
Series 2004
0.37%, 10/07/10, 11/01/21 (a)(b)	2,090,000	2,090,000
Missouri Health & Educational Facilities Auth
RB (Ascension Health)
Series 2003C1
0.48%, 05/04/11, 11/15/39	6,705,000	6,706,296

		38,356,296

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Nebraska 0.7%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health)
Series 2008
0.28%, 10/07/10, 11/01/40 (a)(b)(c)(d)	5,030,000	5,030,000
Omaha Public Power District
Electric System RB
Series 2006A
0.50%, 01/20/11 (c)(d)	10,057,500	10,057,500
Univ of Nebraska
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
0.28%, 10/07/10, 05/15/39 (a)(c)(d)	7,625,000	7,625,000
Washington Cnty
IDRB (Cargill Recovery Zone Facility)
Series 2010
0.34%, 10/07/10, 08/01/40 (a)	5,000,000	5,000,000

		27,712,500

Nevada 1.3%
Clark Cnty
Highway Refunding & RB (Motor Vehicle Fuel Tax)
Series 2007
0.28%, 10/07/10, 01/15/17 (a)(b)(c)(d)	3,555,000	3,555,000
Passenger Facility Charge RB (Las Vegas-McCarran)
Series 2007A2
0.50%, 01/27/11 (b)(c)(d)	4,855,000	4,855,000
Passenger Facility Charge RB (Las Vegas-McCarran)
Series 2010A
0.29%, 10/07/10, 01/01/18 (a)(b)(c)(d)	6,000,000	6,000,000
Clark Cnty SD
Limited Tax GO Bonds
Series 2002C
5.00%, 06/15/11	4,000,000	4,126,257
Limited Tax GO Bonds
Series 2006B
0.28%, 10/07/10, 06/15/19 (a)(c)(d)	7,160,000	7,160,000
0.28%, 10/07/10, 12/15/20 (a)(b)(c)(d)	4,875,000	4,875,000
0.28%, 10/07/10, 12/15/21 (a)(b)(c)(d)	7,125,000	7,125,000
Limited Tax GO Bonds
Series 2006C
5.00%, 06/15/11	3,700,000	3,812,531
Nevada
Limited Tax GO Bonds
Series 2008C
0.28%, 10/07/10, 06/01/16 (a)(c)(d)	9,400,000	9,400,000

		50,908,788

New Hampshire 0.5%
New Hampshire Health & Education Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
0.28%, 10/07/10, 11/01/27 (a)(b)	13,410,000	13,410,000
RB (Rivier College)
Series 2008
0.28%, 10/07/10, 02/01/38 (a)(b)	6,610,000	6,610,000

		20,020,000

New Jersey 1.9%
Brick Township
BAN
Series 2010
1.75%, 09/30/11	5,655,061	5,731,985
East Brunswick
BAN
2.50%, 04/27/11	8,000,000	8,087,485
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2010E1
1.50%, 08/31/11	11,000,000	11,079,922
Montclair Township
BAN
1.25%, 03/10/11	5,582,000	5,600,746
New Jersey Health Care Facilities Financing Auth
RB (Hackensack Univ Medical Center)
Series 2008
0.32%, 10/07/10, 07/01/30 (a)(b)(c)(d)	3,420,000	3,420,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
5.50%, 12/15/10	8,485,000	8,573,163
Transportation System Bonds
Series 2005A
5.25%, 12/15/10	2,500,000	2,524,648
Transportation System Bonds
Series 2006C
0.28%, 10/07/10, 06/15/28 (a)(b)(c)(d)	1,710,000	1,710,000
Transportation System Bonds
Series 2009A
0.45%, 05/19/11, 12/15/39 (b)(c)(d)	6,160,000	6,160,000
Transportation System RB
Series 2007A
0.28%, 10/07/10, 06/22/16 (a)(c)(d)	1,800,000	1,800,000
New Jersey Turnpike Auth
Turnpike RB
Series 2009D
0.23%, 10/07/10, 01/01/24 (a)(b)	6,100,000	6,100,000
Union Cnty
BAN
2.00%, 07/01/11	10,035,000	10,148,485
West Milford
BAN
1.50%, 04/15/11	5,000,000	5,025,883

		75,962,317

New Mexico 0.1%
New Mexico Municipal Energy Acquisition Auth
Gas Supply RB
Series 2009
0.27%, 10/07/10, 11/01/39 (a)(b)	4,500,000	4,500,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

New York 10.1%
Herricks UFSD
TAN 2010-2011
1.25%, 06/24/11	4,800,000	4,830,329
Hicksville UFSD
TAN 2010-2011
1.25%, 06/24/11	8,500,000	8,552,617
Long Island Power Auth
CP Notes
Series CP1
0.35%, 02/09/11 (b)	4,000,000	4,000,000
Electric System Sub RB
Series 2001-3A
0.34%, 10/07/10, 05/01/33 (a)(b)	18,000,000	18,000,000
New York City
GO Bonds Fiscal 2007
Series C1
5.00%, 01/01/11	1,500,000	1,517,250
GO Bonds Fiscal 2008
Series C1
4.00%, 10/01/10	200,000	200,000
4.00%, 10/01/11	500,000	517,642
5.00%, 10/01/11	560,000	585,394
GO Bonds Fiscal 2008
Series L3
0.30%, 10/01/10, 04/01/36 (a)(c)	5,625,000	5,625,000
GO Bonds Fiscal 2009
Series I1
0.45%, 05/19/11, 04/01/36 (b)(c)(d)(g)	24,385,000	24,385,000
GO Bonds Fiscal 2010
Series C
3.00%, 08/01/11	250,000	255,295
New York City Housing Development Corp
M/F Housing RB
Series 2009H2
0.55%, 07/01/11, 05/01/41	13,570,000	13,570,000
New York City IDA
Civic Facility RB (New York Law School)
Series 2006B2
0.27%, 10/07/10, 07/01/36 (a)(b)(f)	20,000,000	20,000,000
New York City Municipal Water Finance Auth
CP
Series 5
0.38%, 10/04/10	8,000,000	8,000,000
CP Notes
Series 1
0.32%, 11/04/10	10,000,000	10,000,000
Crossover Refunding Bond
Series 2002E
0.27%, 10/07/10, 06/15/30 (a)(c)(d)	5,450,000	5,450,000
Extendible CP Notes
Series 7
0.35%, 10/29/10	24,000,000	24,000,000
Water & Sewer System RB Fiscal 2001
Series F1
0.30%, 10/01/10, 06/15/33 (a)(c)	5,440,000	5,440,000
Water & Sewer System RB Fiscal 2002
Series G
0.27%, 10/07/10, 12/15/28 (a)(c)(d)	5,465,000	5,465,000
Water & Sewer System RB Fiscal 2003
Series A
0.27%, 10/07/10, 06/15/11 (a)(c)(d)	9,900,000	9,900,000
Water & Sewer System RB Fiscal 2006
Series D
0.27%, 10/07/10, 06/15/38 (a)(c)(d)	32,670,000	32,670,000
Water & Sewer System Second General Resolution RB
Series 2006AA3
0.35%, 10/07/10, 06/15/32 (a)(c)	11,200,000	11,200,000
New York City Transitional Finance Auth
Future Tax Secured Refunding Bonds Fiscal 2004
Series D1
5.00%, 11/01/10	300,000	301,129
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/18/11, 12/01/49 (b)	35,000,000	35,000,000
New York State Dormitory Auth
Court Facilities Lease RB
Series 2003A
5.25%, 05/15/11	760,000	781,094
RB (New York Univ)
Series 2001-2
0.28%, 10/07/10, 04/11/11 (a)(c)(d)	1,695,000	1,695,000
State Personal Income Tax RB
Series 2005B
0.46%, 10/07/10, 09/15/24 (a)(c)(d)	1,970,000	1,970,000
State Personal Income Tax RB
Series 2006D
0.27%, 10/07/10, 04/01/15 (a)(c)(d)	36,640,000	36,640,000
State Personal Income Tax Refunding RB
Series 2005B
0.46%, 10/07/10, 09/12/19 (a)(c)(d)	5,650,000	5,650,000
0.46%, 10/07/10, 03/15/24 (a)(c)(d)	13,370,000	13,370,000
New York State Power Auth
CP
Series 2
0.32%, 12/08/10	10,000,000	10,000,000
RB
Series 2007A
0.28%, 10/07/10, 05/15/38 (a)(c)(d)	6,835,000	6,835,000
New York State Thruway Auth
Service Contract Bonds
Series 2007
3.75%, 04/01/11	1,000,000	1,015,700
New York State Tobacco Settlement Financing Corp
Asset-Backed RB
Series 2009B
5.00%, 06/01/11	5,000,000	5,151,275
New York State Urban Development Corp
Service Contract RB
Series 2002A
5.00%, 01/01/11, 01/01/17	675,000	682,336
5.50%, 01/01/11, 01/01/17	5,450,000	5,515,734
State Office Facilities Lease Rental Bonds (South Mall Facility)
Series A
0.00%, 01/01/11	7,005,000	6,997,995
State Personal Income Tax RB
Series 2004A3A
0.33%, 10/07/10, 03/15/33 (a)(c)	3,905,000	3,905,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.28%, 10/07/10, 08/15/15 (a)(c)(d)	4,900,000	4,900,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
CP
Series B
0.38%, 10/07/10	1,450,000	1,450,000
0.40%, 10/19/10	10,530,000	10,530,000
0.38%, 11/03/10	1,470,000	1,470,000
0.36%, 11/08/10	3,870,000	3,870,000
Ramapo Housing Auth
RB (Fountainview at College Road)
Series 1998
0.37%, 10/07/10, 12/01/29 (a)(b)	6,550,000	6,550,000
Triborough Bridge & Tunnel Auth
Convention Center Bonds
Series E
6.00%, 01/01/11	450,000	456,083
General Purpose RB
Series 2001A
0.28%, 10/07/10, 03/01/24 (a)(c)(d)	5,000,000	5,000,000
Watertown SD
BAN 2010
1.25%, 07/28/11	6,255,000	6,290,445
William Floyd UFSD
TAN 2010-2011
1.25%, 06/30/11	10,000,000	10,064,819

		400,255,137

North Carolina 0.8%
Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.37%, 10/07/10, 03/01/26 (a)(e)	9,830,000	9,830,000
North Carolina Infrastructure Finance Corp
Lease Purchase RB (Correctional Facilities)
Series 2003
5.00%, 10/01/10	775,000	775,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health)
Series 2006
0.28%, 10/07/10, 11/01/34 (a)(b)(c)(d)	4,000,000	4,000,000
0.28%, 10/07/10, 11/01/39 (a)(b)(c)(d)	19,100,000	19,100,000

		33,705,000

North Dakota 0.2%
Richland Cnty
Recovery Zone Facility RB (Minn-Dak Farmers Coop)
Series 2010B
0.28%, 10/07/10, 05/15/25 (a)(b)	7,000,000	7,000,000

Ohio 4.3%
Bellefontaine
Refunding RB (Mary Rutan Hospital)
Series 2005
0.32%, 10/07/10, 12/01/25 (a)(b)	11,210,000	11,210,000
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.28%, 10/07/10, 12/01/20 (a)(b)(c)(d)	13,835,000	13,835,000
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.44%, 10/07/10, 05/15/36 (a)(b)	5,040,000	5,040,000
Cincinnati SD
Unlimited Tax GO Refunding Bonds
Series 2006
0.47%, 10/07/10, 05/28/26 (a)(c)(d)	14,700,000	14,700,000
0.47%, 10/07/10, 06/01/26 (a)(c)(d)	4,990,000	4,990,000
Columbus SD
BAN
Series 2009C
1.50%, 12/02/10	7,000,000	7,012,425
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.32%, 10/07/10, 11/01/37 (a)(b)(g)	20,000,000	20,000,000
Franklin Cnty
RB (Children’s Hospital)
Series 1992B
0.36%, 10/07/10, 12/01/14 (a)(c)	4,100,000	4,100,000
Refunding RB (Trinity Health)
Series 2005A
5.00%, 06/01/11	1,180,000	1,214,887
Geauga Cnty
RB (South Franklin Circle)
Series 2007B
0.40%, 10/01/10, 09/01/42 (a)(b)	9,300,000	9,300,000
Montgomery Cnty
RB (Catholic Health Initiatives)
Series 2009A
0.45%, 05/19/11, 05/01/39 (c)(d)	13,685,000	13,685,000
Ohio Higher Educational Facility Commission
Hospital RB (Univ Hospitals Health)
Series 2007A
0.28%, 10/07/10, 01/15/46 (a)(b)(c)(d)	3,800,000	3,800,000
RB (Cleveland Clinic Health System)
Series 2009B
4.00%, 01/01/11	700,000	706,132
RB (Pooled Financing)
Series 2006A
0.45%, 10/07/10, 09/01/36 (a)(b)	25,785,000	25,785,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure)
Series 2006
0.65%, 02/01/11, 02/01/31 (b)	9,175,000	9,175,000
Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio)
Series 2002
0.29%, 10/07/10, 05/01/22 (a)(b)	11,035,000	11,035,000
Summit Cnty Port Auth
RB (Lawrence School)
Series 2005
0.42%, 10/07/10, 08/01/30 (a)(b)	10,025,000	10,025,000
Univ of Toledo
BAN
Series 2010
1.50%, 06/01/11	5,300,000	5,327,288

		170,940,732

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Oklahoma 0.2%
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health)
Series 2006
0.29%, 10/07/10, 06/15/30 (a)(c)(d)	8,770,000	8,770,000

Oregon 1.4%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
0.31%, 10/07/10, 08/01/32 (a)(b)	17,505,000	17,505,000
Oregon
RB (Sage Hollow Ranch)
Series 223
0.32%, 10/07/10, 11/01/34 (a)(b)	3,000,000	3,000,000
TAN
Series 2010A
2.00%, 06/30/11	35,000,000	35,418,200

		55,923,200

Pennsylvania 3.1%
Allegheny Cnty Hospital Development Auth
Hospital RB (Jefferson Regional Medical Center)
Series 2010A
0.28%, 10/07/10, 03/01/40 (a)(b)	3,500,000	3,500,000
RB (West Penn Allegheny Health)
Series 2000B
9.25%, 11/15/10, 11/15/30 (b)	7,000,000	7,215,279
Erie Cnty Hospital Auth
RB (St. Vincent Health Center)
Series 2010B
0.28%, 10/07/10, 07/01/39 (a)(b)	20,965,000	20,965,000
Lackawanna Cnty
GO Notes
Series 2008A
0.52%, 10/07/10, 09/01/35 (a)(b)(c)	7,500,000	7,500,000
GO Notes
Series 2008B
0.49%, 10/07/10, 09/01/35 (a)(b)(c)	26,500,000	26,500,000
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2009
0.33%, 10/07/10, 09/01/34 (a)(b)	15,575,000	15,575,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network)
Series 2005B
0.37%, 10/07/10, 01/01/16 (a)(b)(c)(d)	4,990,000	4,990,000
Owen J. Roberts SD
GO Notes
Series 2006
0.30%, 10/07/10, 11/15/14 (a)(b)(c)(d)	1,625,000	1,625,000
Pennsylvania HFA
S/F Mortgage RB
Series 2009 105C
0.29%, 10/07/10, 05/04/17 (a)(c)(d)	5,820,000	5,820,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005A
0.28%, 10/07/10, 07/15/26 (a)(b)(c)(d)	6,905,000	6,905,000
Turnpike RB
Series 2004A
0.28%, 10/07/10, 10/01/13 (a)(b)(c)(d)	2,700,000	2,700,000
Philadelphia SD
TRAN 2010-2011
Series A
2.50%, 06/30/11	17,000,000	17,156,335
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2007A
0.70%, 07/01/11, 07/01/37 (b)	4,000,000	4,000,000

		124,451,614

Puerto Rico 0.0%
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	1,675,000	1,675,000

South Carolina 0.9%
Building Equity Sooner For Tommorrow
Refunding RB (Greenville Cnty SD)
Series 2006
0.47%, 10/07/10, 12/01/13 (a)(c)(d)	10,550,000	10,550,000
South Carolina Public Service Auth
Refunding RB
Series 2009D
4.00%, 01/01/11	500,000	504,527
Refunding Revenue Obligation
Series 2009D
3.50%, 01/01/11	600,000	604,125
Revenue Obligation
Series 2009E
0.28%, 10/07/10, 01/01/40 (a)(c)(d)	3,495,000	3,495,000
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.31%, 10/07/10, 04/15/37 (a)(b)(c)	20,000,000	20,000,000

		35,153,652

Tennessee 5.1%
Chattanooga IDB
Lease Rental Refunding RB
Series 2007
0.32%, 10/07/10, 04/01/15 (a)(b)(c)(d)	11,320,000	11,320,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.30%, 10/07/10, 11/01/27 (a)(b)	9,135,000	9,135,000
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1999
0.30%, 10/07/10, 06/01/29 (a)(b)	8,095,000	8,095,000
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 2008
0.32%, 10/01/10, 02/01/38 (a)(b)	9,600,000	9,600,000
RB
Series 1995
0.30%, 10/07/10, 10/01/25 (a)(b)	7,930,000	7,930,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP
Series A
0.36%, 10/07/10 (c)	4,000,000	4,000,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1995
0.30%, 10/07/10, 03/01/25 (a)(b)(d)	5,965,000	5,965,000
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.30%, 10/07/10, 11/01/27 (a)(b)	16,275,000	16,275,000
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.29%, 10/07/10, 12/01/16 (a)(b)(c)(d)	42,690,000	42,690,000
Gas RB
Series 2006B
0.29%, 10/07/10, 12/01/16 (a)(b)(c)(d)	31,210,000	31,210,000
Rutherford Cnty Health & Educational Facilities Board
RB (Ascension Health)
Series 2010C
0.28%, 10/07/10, 11/15/17 (a)(c)(d)	500,000	500,000
Signal Mountain Health, Educational & Housing Facility Board
Refunding RB (Alexian Village of TN)
Series 1999
0.44%, 10/07/10, 01/01/28 (a)(b)(c)	12,535,000	12,535,000
Tennergy Corp
Gas RB
Series 2006A
0.29%, 10/07/10, 02/25/11 (a)(b)(c)(d)(g)	44,260,000	44,260,000

		203,515,000

Texas 9.4%
Austin
Water & Wastewater System Refunding RB
Series 2009A
0.45%, 06/02/11, 11/15/39 (b)(c)(d)	20,140,000	20,140,000
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.27%, 10/07/10, 02/15/19 (a)(b)(c)(d)	2,050,000	2,050,000
Unlimited Tax Refunding GO Bonds
Series 2001
5.25%, 02/15/11 (b)	250,000	254,382
Dallas
Waterworks & Sewer System Refunding & RB
Series 2006
0.27%, 10/07/10, 06/01/14 (a)(c)(d)	1,675,000	1,675,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.27%, 10/07/10, 12/01/43 (a)(c)(d)	7,600,000	7,600,000
Sr Lien Sales Tax Refunding RB
Series 2007
0.32%, 10/07/10, 06/01/15 (a)(c)(d)	1,765,000	1,765,000
Dickinson ISD
Unlimited Tax GO Bonds
Series 2008A
0.30%, 10/07/10, 08/01/37 (a)(b)(c)(g)	28,990,000	28,990,000
El Paso Health Facilities Development Corp
Sr Care Facilities Refunding RB (Bienvivir)
Series 2007
0.29%, 10/07/10, 10/01/37 (a)(b)	11,285,000	11,285,000
Frisco ISD
Unlimited Tax Bonds
Series 2008A
0.30%, 10/07/10, 08/15/16 (a)(b)(c)(d)	1,745,000	1,745,000
Gregg Cnty Health Facilities Development Corp
Hospital RB (Good Shepherd Medical Center)
Series 2000
6.88%, 10/01/10, 10/01/20 (b)	3,000,000	3,030,000
6.38%, 10/01/10, 10/01/25 (b)	2,000,000	2,020,000
Hallsville ISD
Unlimited Tax GO Bonds
Series 2010A
3.00%, 02/15/11 (b)	1,455,000	1,468,675
Harris Cnty
TAN
Series 2010
2.00%, 02/28/11	10,000,000	10,068,457
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.40%, 10/07/10, 06/01/28 (c)(d)	12,935,000	12,935,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital)
Series 2009C1
0.36%, 10/20/10	8,000,000	8,000,000
0.45%, 01/11/11	10,000,000	10,000,000
0.38%, 03/03/11	10,000,000	10,000,000
0.38%, 03/22/11	20,000,000	20,000,000
Harris Cnty Hospital District
Sr Lien Refunding RB
Series 2010
0.27%, 10/07/10, 02/15/42 (a)(b)	7,100,000	7,100,000
Houston
Airport System Sub Lien RB
Series 2002B
0.29%, 10/07/10, 11/01/11 (a)(b)(c)(d)	13,200,000	13,200,000
Combined Utility System First Lien Refunding RB
Series 2004A
0.27%, 10/07/10, 05/01/13 (a)(b)(c)(d)	7,000,000	7,000,000
Combined Utility System First Lien Refunding RB
Series 2007B
0.27%, 10/07/10, 05/15/15 (a)(b)(c)(d)	9,000,000	9,000,000
TRAN
Series 2010
2.00%, 06/30/11	15,000,000	15,176,987
Water & Sewer System Jr Lien Refunding RB
Series 1998A
0.28%, 10/07/10, 06/01/24 (a)(c)(d)	6,480,000	6,480,000
Houston Community College
Maintenance Tax Notes
Series 2008
0.28%, 10/07/10, 02/15/16 (a)(b)(c)(d)	4,125,000	4,125,000
Houston ISD
Limited Tax Bonds
Series 2008
0.27%, 10/07/10, 02/15/33 (a)(b)(c)(d)	4,950,000	4,950,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Hunt Memorial Hospital District
RB
Series 1998
0.34%, 10/07/10, 08/15/17 (a)(b)(c)	2,905,000	2,905,000
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2007
0.28%, 10/07/10, 08/01/15 (a)(b)(c)(d)	15,365,000	15,365,000
Unlimited Tax Refunding Bonds
Series 2008
0.28%, 10/07/10, 02/15/15 (a)(b)(c)(d)	3,215,000	3,215,000
Lower Colorado River Auth
CP Notes
Series A
0.30%, 10/13/10 (c)	6,500,000	6,500,000
Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light)
Series 2001A
0.50%, 01/27/11, 11/01/29 (b)(c)(d)	7,500,000	7,500,000
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
0.47%, 10/07/10, 02/01/23 (a)(b)(c)(d)	5,695,000	5,695,000
0.47%, 10/07/10, 08/01/23 (a)(b)(c)(d)	17,055,000	17,055,000
0.47%, 10/07/10, 08/01/27 (a)(b)(c)(d)	1,585,000	1,585,000
Port Arthur ISD
Unlimited Tax Bonds
Series 2008
0.28%, 10/07/10, 08/15/29 (a)(b)(c)(d)	3,100,000	3,100,000
Port of Port Arthur Navigation District
Exempt Facilities RB (TOTAL Petrochemicals USA)
Series 2009
0.27%, 10/07/10, 03/01/39 (a)	21,000,000	21,000,000
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.28%, 10/07/10, 03/15/15 (a)(b)(c)(d)	5,150,000	5,150,000
San Antonio
Tax & Revenue Certificates of Obligation
Series 2006
0.40%, 10/07/10, 02/01/21 (c)(d)	8,994,000	8,994,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources)
Series 2007B
0.29%, 10/07/10, 05/15/39 (a)(c)(d)	7,875,000	7,875,000
Texas
TRAN
Series 2010
2.00%, 08/31/11	10,000,000	10,148,516
Texas A&M Univ
Revenue Financing System Bonds
Series 2009D
0.27%, 10/07/10, 05/15/17 (a)(c)(d)	3,990,000	3,990,000
Revenue Financing System Bonds
Series 2010B
0.28%, 10/07/10, 05/15/39 (a)(c)(d)	1,500,000	1,500,000
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2007
0.27%, 10/07/10, 04/01/37 (a)(c)(d)	15,000,000	15,000,000
Texas Water Development Board
State Revolving Fund Sub Lien RB
Series 2008B
0.29%, 10/07/10, 07/15/15 (a)(c)(d)	7,500,000	7,500,000
Travis Cnty
Limited Tax COP
Series 2010
0.28%, 10/07/10, 03/01/29 (a)(c)(d)	2,940,000	2,940,000
Univ of Houston
Consolidated Refunding RB
Series 2008
0.29%, 10/07/10, 08/15/15 (a)(c)(d)	5,540,000	5,540,000

		372,616,017

Utah 0.7%
Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
0.32%, 10/07/10, 01/01/12 (a)(c)(d)	6,450,000	6,450,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts)
Series 2009A
0.28%, 10/07/10, 04/01/42 (a)(b)	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.28%, 10/07/10, 12/15/15 (a)(c)(d)	6,560,000	6,560,000
0.27%, 10/07/10, 06/15/27 (a)(c)(d)	7,230,000	7,230,000

		26,490,000

Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
0.50%, 11/01/10, 11/01/32	8,000,000	8,000,000

Virginia 2.0%
Caroline Cnty IDA
Development RB (Meadow Event Park)
Series 2007G
0.29%, 10/07/10, 12/01/37 (a)(b)	11,000,000	11,000,000
Fairfax Cnty IDA
Health Care RB (Inova Health)
Series 2005C2
0.30%, 10/07/10, 05/15/26 (a)	11,000,000	11,000,000
Health Care RB (Inova Health)
Series 2010A1
0.39%, 10/07/10, 05/15/39 (a)(e)	6,000,000	6,000,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.37%, 10/07/10	15,000,000	15,000,000
0.35%, 01/13/11	12,500,000	12,500,000
Hospital Facilities RB (Sentara Healthcare)
Series 2010C
0.39%, 10/07/10, 11/01/34 (a)(e)	9,250,000	9,250,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Virginia College Building Auth
Educational Facilities RB
Series 2006A
0.30%, 10/07/10, 03/01/24 (a)(c)(d)	4,295,000	4,295,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.32%, 10/07/10, 01/01/31 (a)(c)(d)	3,330,000	3,330,000
Virginia Small Business Financing Auth
Health Care Facilities Refunding RB (Sentara Healthcare)
Series 2010
0.28%, 10/07/10, 11/01/17 (a)(c)(d)	6,000,000	6,000,000

		78,375,000

Washington 2.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.28%, 10/07/10, 05/01/16 (a)(c)(d)	4,250,000	4,250,000
King Cnty
Sewer Revenue & Refunding Bonds
Series 2010
0.31%, 10/07/10, 07/05/18 (a)(c)(d)	7,500,000	7,500,000
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.28%, 10/07/10, 12/01/31 (a)(b)(c)(d)	7,850,000	7,850,000
Seattle
Drainage & Wastewater RB 2008
0.27%, 10/07/10, 12/01/15 (a)(c)(d)	8,100,000	8,100,000
Washington
COP
Series 2010A
2.00%, 07/01/11	1,495,000	1,510,586
GO Bonds
Series 2005D
0.27%, 10/07/10, 07/01/13 (a)(c)(d)	5,175,000	5,175,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes)
Series 2009
0.33%, 10/07/10, 02/12/19 (a)(b)	7,895,000	7,895,000
Washington Health Care Facilities Auth
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.30%, 10/07/10, 10/01/28 (a)(b)	4,825,000	4,825,000
RB (Fred Hutchinson Cancer Research Center)
Series 2009A
0.45%, 06/02/11, 01/01/33 (b)(c)(d)	14,995,000	14,995,000
RB (Kadlec Medical Center)
Series 2006B
0.39%, 10/07/10, 12/01/36 (a)(b)(c)	3,975,000	3,975,000
RB (Providence Health & Services)
Series 2010A
0.29%, 10/07/10, 11/27/33 (a)(c)(d)	3,000,000	3,000,000
Washington State Housing Finance Commission
Nonprofit Housing RB (ECCO Properties)
Series 2008A
0.37%, 10/07/10, 07/01/43 (a)(b)	5,000,000	5,000,000
Nonprofit RB (Bertschi School)
Series 2006
0.31%, 10/07/10, 06/01/35 (a)(b)	5,935,000	5,935,000

		80,010,586

West Virginia 0.7%
Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital)
Series 2008A
0.29%, 10/07/10, 07/01/40 (a)(b)(d)	26,860,000	26,860,000

Wisconsin 1.7%
Wisconsin
Operating Notes 2010
2.00%, 06/15/11	7,000,000	7,074,486
Transportation RB
Series 2007A
0.44%, 12/22/10, 07/01/27 (b)(c)(d)	8,070,000	8,070,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health)
Series 2010E
0.28%, 10/07/10, 11/15/17 (a)(c)(d)	8,330,000	8,330,000
RB (Aurora Health Care)
Series 2008A
0.42%, 09/01/11 (b)	10,000,000	10,000,000
RB (Gundersen Lutheran)
Series 2000A
0.58%, 10/01/10, 12/01/15 (a)(b)(c)	12,400,000	12,400,000
RB (St. Norbert College)
Series 2008
0.31%, 10/07/10, 02/01/38 (a)(b)	6,000,000	6,000,000
Wisconsin Housing & Economic Development Auth
Housing RB
Series 2009A
0.30%, 10/07/10, 05/01/42 (a)(c)	14,035,000	14,035,000

		65,909,486

Wyoming 0.0%
Sweetwater Cnty
Hospital RB (Memorial Hospital)
Series 2006B
0.38%, 10/07/10, 09/01/37 (a)(b)	1,700,000	1,700,000

Total Municipal Securities
(Cost $4,005,858,563)		4,005,858,563

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $4,005,858,563.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,740,829,500 or 43.9% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $40,515,000 or 1.0% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board.
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47707SEP10

 15

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

100.4%		Municipal Securities	2,078,799,556	2,078,799,556

100.4%		Total Investments	2,078,799,556	2,078,799,556
(0	.4)%	Other Assets and Liabilities, Net		(7,653,435)

100.0%		Net Assets		2,071,146,121

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 100.4% of net assets

New York 99.5%
Albany IDA
Refunding IDRB (United Cerebral Palsy Assoc-Capital District)
Series 1997B
0.47%, 10/07/10, 12/01/19 (a)(b)	7,210,000	7,210,000
Albany SD
BAN 2010
1.50%, 06/24/11	14,000,000	14,077,949
Amherst CSD
BAN 2010
1.25%, 08/04/11	12,475,000	12,549,071
Amherst IDA
Civic Facility RB (Daemen College)
Series 2006B
0.28%, 10/07/10, 10/01/36 (a)(b)	16,160,000	16,160,000
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging)
Series 2003
0.33%, 10/07/10, 02/01/29 (a)(b)	2,235,000	2,235,000
Copiague UFSD
TAN 2010-2011
1.50%, 06/30/11	8,900,000	8,963,272
Deer Park UFSD
TAN 2010-2011
1.25%, 06/30/11	18,000,000	18,089,177
East Irondequoit CSD
BAN 2010
1.00%, 02/15/11, 07/19/11	16,000,000	16,020,673
East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home)
Series 2008
0.29%, 10/07/10, 01/01/41 (a)(b)	9,375,000	9,375,000
Eastport South Manor CSD
TAN 2010-2011
1.25%, 06/24/11	4,000,000	4,025,072
Greece
BAN 2009
2.00%, 10/01/10	6,398,500	6,398,500
Herkimer Cnty IDA
Civic Facility RB (Templeton Foundation)
Series 2000
0.45%, 10/07/10, 12/01/14 (a)(b)	2,620,000	2,620,000
Herricks UFSD
TAN 2010-2011
1.25%, 06/24/11	5,200,000	5,232,857
Ithaca SD
BAN 2010
1.50%, 07/08/11	11,240,000	11,320,534
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.35%, 10/07/10, 11/01/32 (a)(b)	10,230,000	10,230,000
Lindenhurst UFSD
TAN 2010-2011
1.50%, 06/23/11 (f)	29,200,000	29,404,396
Long Island Power Auth
CP Notes
Series CP1
0.35%, 02/09/11 (b)	22,200,000	22,200,000
Electric System General RB
Series 2004A
0.28%, 10/07/10, 03/01/13 (a)(b)(c)(d)	22,275,000	22,275,000
Electric System General RB
Series 2006C
0.26%, 10/07/10, 03/01/14 (a)(b)(c)(d)	6,500,000	6,500,000
Madison Cnty IDA
Civic Facility RB (Colgate Univ)
Series 2005A
0.27%, 10/07/10, 01/01/14 (a)(b)(c)(d)	11,845,000	11,845,000
Mamaroneck
BAN
Series 2009K
1.25%, 12/22/10	13,000,000	13,024,416
Metropolitan Transportation Auth
Dedicated Tax Fund
Series 2002B
0.24%, 10/07/10, 11/01/22 (a)(b)(c)	68,905,000	68,905,000
Dedicated Tax Fund Refunding Bonds
Series 2008B2
0.28%, 10/07/10, 11/01/34 (a)(b)(e)	5,000,000	5,000,000
Transportation RB
Series 2002A
0.37%, 10/07/10, 11/15/11 (a)(b)(c)(d)	7,250,000	7,250,000

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Transportation RB
Series 2003A
0.28%, 10/07/10, 11/15/32 (a)(b)(c)(d)	10,195,000	10,195,000
Transportation RB
Series 2005B
0.27%, 10/07/10, 05/15/14 (a)(b)(c)(d)	4,995,000	4,995,000
Transportation RB
Series 2007A
0.28%, 10/07/10, 11/15/33 (a)(b)(c)(d)(f)	31,000,000	31,000,000
Transportation Revenue BAN
Series CP2B
0.33%, 02/04/11 (b)	11,500,000	11,500,000
Middle Cnty CSD
TAN 2010-2011
1.25%, 06/30/11	30,000,000	30,180,501
Mineola UFSD
TAN 2010-2011
1.25%, 06/28/11	12,000,000	12,058,997
Monroe Cnty IDA
Civic Facility RB (Action for a Better Community)
Series 2004
0.40%, 10/07/10, 11/01/24 (a)(b)	1,835,000	1,835,000
Nassau Cnty
GO RAN
Series 2010A
2.00%, 03/15/11	20,000,000	20,144,088
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008A
0.28%, 10/07/10, 11/15/25 (a)(c)	4,150,000	4,150,000
Sales Tax Secured Bonds
Series 2008D1
0.27%, 10/07/10, 11/15/17 (a)(c)	61,000,000	61,000,000
Nassau Health Care Corp
Bonds
Series 2009C2
0.35%, 10/07/10, 08/01/29 (b)	11,930,000	11,930,000
New York City
GO Bonds Fiscal 1995
Series B5
0.29%, 10/01/10, 08/15/22 (a)(c)	11,900,000	11,900,000
GO Bonds Fiscal 1997
Series B
6.50%, 08/15/11	735,000	774,009
GO Bonds Fiscal 2004
Series G
5.00%, 08/01/11	750,000	778,828
GO Bonds Fiscal 2004
Series J
0.27%, 10/07/10, 05/15/20 (a)(c)(d)	7,670,000	7,670,000
GO Bonds Fiscal 2005
Series C3
0.27%, 10/07/10, 02/15/17 (a)(c)(d)	12,700,000	12,700,000
GO Bonds Fiscal 2005
Series E
5.00%, 11/01/10	400,000	401,541
GO Bonds Fiscal 2005
Series G
0.27%, 10/07/10, 06/01/13 (a)(c)(d)	7,555,000	7,555,000
GO Bonds Fiscal 2005
Series G&O
0.27%, 10/07/10, 06/01/28 (a)(c)(d)	5,890,000	5,890,000
GO Bonds Fiscal 2005
Series J
0.27%, 10/07/10, 09/01/29 (a)(c)(d)	1,990,000	1,990,000
GO Bonds Fiscal 2005
Series O
0.27%, 10/07/10, 06/01/20 (a)(c)(d)	7,000,000	7,000,000
GO Bonds Fiscal 2006
Series F4A
0.22%, 10/07/10, 09/01/35 (a)(c)	17,500,000	17,500,000
GO Bonds Fiscal 2006
Series F4B
0.23%, 10/07/10, 09/01/35 (a)(c)	9,000,000	9,000,000
GO Bonds Fiscal 2006
Series I3
0.30%, 10/01/10, 04/01/36 (a)(b)	3,000,000	3,000,000
GO Bonds Fiscal 2006
Series I4
0.26%, 10/06/10, 04/01/36 (a)(b)	12,950,000	12,950,000
GO Bonds Fiscal 2006
Series I7
0.27%, 10/07/10, 04/01/36 (a)(b)	16,000,000	16,000,000
GO Bonds Fiscal 2007
Series D
5.00%, 02/01/11	760,000	771,240
GO Bonds Fiscal 2008
Series C1
4.00%, 10/01/10	1,000,000	1,000,000
GO Bonds Fiscal 2008
Series E
0.28%, 10/07/10, 08/01/19 (a)(c)(d)	18,695,000	18,695,000
GO Bonds Fiscal 2008
Series J4
0.31%, 10/01/10, 08/01/28 (a)(c)(d)	20,000,000	20,000,000
GO Bonds Fiscal 2008
Series J6
0.30%, 10/01/10, 08/01/24 (a)(b)	9,040,000	9,040,000
GO Bonds Fiscal 2008
Series L5
0.31%, 10/01/10, 04/01/35 (a)(c)	3,800,000	3,800,000
GO Bonds Fiscal 2009
Series B1
3.00%, 09/01/11	940,000	961,434
GO Bonds Fiscal 2009
Series H1
5.00%, 03/01/11	200,000	203,496
0.28%, 10/07/10, 09/01/22 (a)(c)(d)	8,250,000	8,250,000
GO Bonds Fiscal 2009
Series I1
0.27%, 10/07/10, 04/01/17 (a)(c)(d)	14,740,000	14,740,000
GO Bonds Fiscal 2009
Series J1
0.27%, 10/07/10, 05/15/17 (a)(c)(d)	4,250,000	4,250,000
New York City Housing Development Corp
M/F Housing RB
Series 2008M
0.55%, 10/01/10, 05/01/41	9,000,000	9,000,000
M/F Housing RB
Series 2009C1
0.27%, 10/07/10, 05/01/29 (a)(c)(d)	3,210,000	3,210,000
M/F Housing RB
Series 2009E2A
0.41%, 09/15/11, 05/01/41	15,000,000	15,000,000

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
M/F Housing RB
Series 2009E2B
0.35%, 12/15/10, 05/01/41	2,800,000	2,800,000
M/F Housing RB
Series 2009H1
0.37%, 12/31/10, 05/01/41	7,625,000	7,625,000
M/F Housing RB
Series 2009H2
0.55%, 07/01/11, 05/01/41	13,000,000	13,000,000
M/F Housing RB
Series 2010B
0.29%, 10/07/10, 07/01/13 (a)(c)(d)	35,750,000	35,750,000
New York City IDA
Civic Facility RB (New York Univ)
Series 2001
0.28%, 10/07/10, 04/01/11 (a)(c)(d)	6,530,000	6,530,000
New York City Municipal Water Finance Auth
CP
Series 5
0.38%, 10/04/10	10,000,000	10,000,000
0.33%, 10/21/10	25,000,000	25,000,000
0.35%, 10/21/10	57,000,000	57,000,000
CP Notes
Series 1
0.32%, 11/04/10	15,000,000	15,000,000
Crossover Refunding Bond
Series 2002E
0.27%, 10/07/10, 06/15/22 (a)(c)(d)	1,990,000	1,990,000
Water & Sewer System RB
Series 2003E
0.27%, 10/07/10, 12/15/11 (a)(c)(d)	4,995,000	4,995,000
Water & Sewer System RB Fiscal 2001
Series F1
0.30%, 10/01/10, 06/15/33 (a)(c)	8,485,000	8,485,000
Water & Sewer System RB Fiscal 2005
Series D
0.28%, 10/07/10, 06/15/13 (a)(c)(d)	5,800,000	5,800,000
0.27%, 10/07/10, 12/15/13 (a)(c)(d)	5,420,000	5,420,000
Water & Sewer System RB Fiscal 2006
Series A
0.25%, 10/07/10, 06/15/13 (a)(b)(c)(d)	10,000,000	10,000,000
0.27%, 10/07/10, 06/15/13 (a)(c)(d)	9,605,000	9,605,000
Water & Sewer System RB Fiscal 2007
Series A
0.26%, 10/07/10, 12/15/14 (a)(c)(d)	5,500,000	5,500,000
0.28%, 10/07/10, 01/19/16 (a)(c)(d)	12,750,000	12,750,000
Water & Sewer System RB Fiscal 2009
Series DD
0.28%, 10/07/10, 06/15/16 (a)(c)(d)	5,205,000	5,205,000
Water & Sewer System RB Fiscal 2009
Series FF2
0.27%, 10/07/10, 12/15/16 (a)(c)(d)	24,000,000	24,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S2
0.30%, 10/07/10, 01/15/15 (a)(b)(c)(d)	14,590,000	14,590,000
Building Aid RB Fiscal 2009
Series S4
0.45%, 06/02/11, 07/15/31 (b)(c)(d)	16,435,000	16,435,000
Building Aid RB Fiscal 2009
Series S5
0.45%, 06/02/11, 01/15/39 (b)(c)(d)	18,080,000	18,080,000
Future Tax Secured Bonds Fiscal 2001
Series A
0.28%, 10/07/10, 02/15/30 (a)(c)	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 2010
Series A1
0.27%, 10/07/10, 05/01/17 (a)(c)(d)	11,000,000	11,000,000
Future Tax Secured Sr Refunding Bonds Fiscal 2005
Series A1
5.00%, 11/01/10	2,700,000	2,710,507
Future Tax Secured Sub Bonds Fiscal 2007
Series C1
0.28%, 10/07/10, 05/01/15 (a)(c)(d)	6,000,000	6,000,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001-1D
0.28%, 10/07/10, 07/01/11 (a)(c)(d)	4,015,000	4,015,000
Refunding RB (American Museum of Natural History)
Series 2004A
0.30%, 10/07/10, 01/01/37 (a)(c)(d)	3,745,000	3,745,000
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/18/11, 12/01/49 (b)	25,000,000	25,001,267
New York State Dormitory Auth
Consolidated RB (City Univ)
Series 1993A
0.46%, 10/07/10, 12/29/11 (a)(c)(d)	22,265,000	22,265,000
Consolidated RB (City Univ)
Series 2008D
0.22%, 10/07/10, 07/01/31 (a)(b)	5,000,000	5,000,000
Court Facilities Lease RB
Series 2003A
5.25%, 05/15/11	635,000	653,960
CP Notes (Cornell Univ)
0.40%, 10/08/10	6,155,000	6,155,000
Hospital RB (New York & Presbyterian Hospital)
Series 2007
0.28%, 10/07/10, 02/15/13 (a)(b)(c)(d)	9,900,000	9,900,000
RB (Cornell Univ)
Series 2006A
0.28%, 10/07/10, 02/19/15 (a)(c)(d)	9,865,000	9,865,000
RB (Cornell Univ)
Series 2010A
0.28%, 10/07/10, 06/28/18 (a)(c)(d)	14,535,000	14,535,000
RB (D’Youville College)
Series 2008
0.35%, 10/07/10, 07/01/38 (a)(b)	5,260,000	5,260,000
RB (Mental Health Service Facilities)
Series 2009A1
4.00%, 02/15/11	350,000	354,503
RB (New York Univ)
Series 2001-2
0.28%, 10/07/10, 04/11/11 (a)(c)(d)	3,450,000	3,450,000
RB (New York Univ)
Series 2009A
0.28%, 10/07/10, 04/01/17 (a)(c)(d)	7,085,000	7,085,000
0.27%, 10/07/10, 07/01/17 (a)(c)(d)	3,195,000	3,195,000
0.45%, 12/30/10, 07/01/39 (b)(c)(d)	12,585,000	12,585,000
RB (Park Ridge Hospital)
Series 2005
0.29%, 10/07/10, 07/01/29 (a)(b)	930,000	930,000
Refunding RB (Consolidated Service Contract)
Series 2009A
3.00%, 07/01/11	2,000,000	2,034,448

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
State Personal Income Tax RB
Series 2003A
5.00%, 12/15/10	1,540,000	1,554,641
State Personal Income Tax RB
Series 2005B
0.46%, 10/07/10, 09/15/24 (a)(c)(d)	2,000,000	2,000,000
State Personal Income Tax RB
Series 2005F
0.28%, 10/07/10, 09/15/13 (a)(c)(d)	7,500,000	7,500,000
0.27%, 10/07/10, 03/15/14 (a)(c)(d)	6,800,000	6,800,000
0.27%, 10/07/10, 09/15/29 (a)(c)(d)	9,655,000	9,655,000
State Personal Income Tax RB
Series 2006D
0.27%, 10/07/10, 03/15/36 (a)(c)(d)	24,500,000	24,500,000
State Personal Income Tax RB
Series 2009A
0.27%, 10/07/10, 02/15/17 (a)(c)(d)	2,500,000	2,500,000
State Personal Income Tax Refunding RB
Series 2005B
0.46%, 10/07/10, 09/15/22 (a)(c)(d)	5,750,000	5,750,000
0.46%, 10/07/10, 09/14/23 (a)(c)(d)	8,930,000	8,930,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revoling Funds RB
Series 2009A
0.28%, 10/07/10, 07/27/17 (a)(c)(d)	10,070,000	10,070,000
Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.27%, 10/07/10, 11/15/11 (a)(c)(d)	9,200,000	9,200,000
0.27%, 10/07/10, 06/15/27 (a)(c)(d)	24,750,000	24,750,000
Clean Water & Drinking Water Revolving Funds RB
Series 2009A
0.27%, 10/07/10, 06/15/17 (a)(c)(d)	1,995,000	1,995,000
Revolving Funds RB
Series 2010C
0.28%, 10/07/10, 04/26/18 (a)(c)(d)	1,465,000	1,465,000
New York State HFA
Housing RB (505 W 37th St)
Series 2009A
0.27%, 10/07/10, 05/01/42 (a)(b)	35,960,000	35,960,000
Housing RB (600 W 42nd St)
Series 2009A
0.29%, 10/07/10, 11/01/41 (a)(b)	100,700,000	100,700,000
Service Contract Refunding RB
Series 2003I
0.27%, 10/07/10, 03/15/31 (a)(b)	5,000,000	5,000,000
New York State Mortgage Agency
Homeowner Mortgage RB
Series 162
0.28%, 10/07/10, 04/01/39 (a)(c)	23,165,000	23,165,000
New York State Power Auth
CP
Series 1
0.41%, 10/07/10	16,200,000	16,200,000
0.37%, 12/02/10	2,050,000	2,050,000
0.33%, 12/16/10	11,600,000	11,600,000
CP
Series 2
0.35%, 10/05/10	14,410,000	14,410,000
0.38%, 10/07/10	26,000,000	26,000,000
0.32%, 12/08/10	10,900,000	10,900,000
0.32%, 12/15/10	2,500,000	2,500,000
New York State Thruway Auth
General RB
Series G
0.30%, 10/07/10, 01/01/14 (a)(b)(c)(d)	2,000,000	2,000,000
0.31%, 10/07/10, 01/01/14 (a)(b)(c)(d)	3,950,000	3,950,000
General RB
Series H
0.25%, 10/07/10, 07/01/15 (a)(b)(c)(d)	17,605,000	17,605,000
0.37%, 10/07/10, 01/01/16 (a)(b)(c)(d)	4,645,000	4,645,000
New York State Tobacco Settlement Financing Corp
Asset-Backed RB
Series 2003A1C
0.32%, 10/07/10, 06/01/12 (a)(b)(c)(d)	4,795,000	4,795,000
New York State Urban Development Corp
Service Contract RB
Series 2002A
5.25%, 01/01/11	4,450,000	4,500,733
5.00%, 01/01/11, 01/01/17	7,210,000	7,287,249
5.50%, 01/01/11, 01/01/17	35,520,000	35,944,622
Service Contract Refunding RB
Series 2005A
5.00%, 01/01/11	1,140,000	1,152,906
Service Contract Refunding RB
Series 2005B
5.00%, 01/01/11	1,150,000	1,163,223
State Personal Income Tax RB
Series 2004A3A
0.33%, 10/07/10, 03/15/33 (a)(c)	7,500,000	7,500,000
State Personal Income Tax RB
Series 2004A3C
0.33%, 10/07/10, 03/15/33 (a)(c)	3,090,000	3,090,000
State Personal Income Tax RB
Series 2005B
0.27%, 10/07/10, 09/15/13 (a)(c)(d)	9,195,000	9,195,000
State Personal Income Tax RB
Series 2009A1
0.27%, 10/07/10, 12/15/24 (a)(c)(d)	4,995,000	4,995,000
0.28%, 10/07/10, 12/15/24 (a)(c)(d)	2,540,000	2,540,000
State Personal Income Tax RB
Series 2009B1
0.28%, 10/07/10, 06/20/30 (a)(c)(d)	5,000,000	5,000,000
Newburgh IDA
RB (Dubois St. II)
Series 2005A
0.47%, 10/07/10, 10/01/30 (a)(b)	3,600,000	3,600,000
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital)
Series 2007A
0.35%, 10/07/10, 05/01/27 (a)(b)	8,730,000	8,730,000
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
0.27%, 10/07/10, 09/15/14 (a)(c)(d)	7,290,000	7,290,000
Consolidated Bonds 140th
Series
0.25%, 10/07/10, 12/01/14 (a)(b)(c)(d)	10,975,000	10,975,000
Consolidated Bonds 144th
Series
0.27%, 10/07/10, 10/01/14 (a)(c)(d)	1,695,000	1,695,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Consolidated Bonds 148th
Series
0.27%, 10/07/10, 08/15/15 (a)(c)(d)	25,320,000	25,320,000
0.28%, 10/07/10, 08/15/15 (a)(c)(d)	8,230,000	8,230,000
0.28%, 10/07/10, 08/15/31 (a)(c)(d)(f)	36,350,000	36,350,000
Consolidated Bonds 160th
Series
0.28%, 10/07/10, 03/15/27 (a)(c)(d)	3,125,000	3,125,000
CP
Series B
0.38%, 10/07/10	13,345,000	13,345,000
0.33%, 11/19/10	5,800,000	5,800,000
Putnam Cnty
TAN 2009
1.50%, 11/04/10	17,000,000	17,016,382
Rondout Valley CSD at Accord
BAN 2010
1.25%, 08/11/11	10,860,298	10,928,126
Sachem CSD at Holbrook
BAN 2010
2.00%, 08/26/11	8,000,000	8,115,592
TAN 2010-2011
1.50%, 06/23/11	5,000,000	5,040,895
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.30%, 10/07/10, 10/15/12 (a)(c)(d)	8,815,000	8,815,000
Schenectady IDA
RB (Sunnyview Hospital & Rehab Center)
Series 2003A
0.28%, 10/07/10, 08/01/33 (a)(b)	6,830,000	6,830,000
RB (Sunnyview Hospital & Rehab Center)
Series 2003B
0.28%, 10/07/10, 08/01/33 (a)(b)	4,185,000	4,185,000
Seaford UFSD
TAN 2010-2011
1.50%, 06/23/11	8,000,000	8,054,787
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
0.47%, 10/07/10, 12/01/32 (a)(b)	3,560,000	3,560,000
Suffolk Cnty
BAN
Series 2010A
1.50%, 05/27/11	8,510,000	8,566,353
Public Improvement Serial Bonds
Series 2009C
3.00%, 10/15/10	6,965,000	6,971,865
Tarrytowns UFSD
BAN
Series 2010
1.00%, 02/18/11	19,630,000	19,673,444
Triborough Bridge & Tunnel Auth
Convention Center Bonds
Series E
6.00%, 01/01/11	560,000	567,625
General Purpose RB
Series 2001A
0.28%, 10/07/10, 03/01/24 (a)(c)(d)	7,400,000	7,400,000
General RB
Series 2005A
0.31%, 10/07/10, 11/01/35 (a)(c)	15,400,000	15,400,000
General RB
Series 2008C
0.27%, 10/07/10, 11/15/16 (a)(c)(d)	3,730,000	3,730,000
General RB
Series 2009A2
0.28%, 10/07/10, 11/15/16 (a)(c)(d)	6,500,000	6,500,000
General Refunding RB
Series 2002B
5.00%, 11/15/10	1,000,000	1,005,570
General Revenue BAN
Series 2009
2.00%, 11/15/10	10,000,000	10,019,140
Sub Refunding RB
Series 2002E
0.28%, 10/07/10, 11/15/11 (a)(c)(d)	10,660,000	10,660,000
0.31%, 10/07/10, 11/15/11 (a)(c)(d)	34,425,000	34,425,000
0.27%, 10/07/10, 11/15/21 (a)(c)(d)	15,365,000	15,365,000
Watertown SD
BAN 2010
1.25%, 07/28/11	10,000,000	10,056,667

		2,061,094,556

Puerto Rico 0.9%
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	3,240,000	3,240,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.28%, 10/07/10, 08/01/39 (a)(b)(c)(d)	14,465,000	14,465,000

		17,705,000

Total Municipal Securities
(Cost $2,078,799,556)		2,078,799,556

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $2,078,799,556.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $854,485,000 or 41.3% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47708SEP10

6

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

100.4%		Municipal Securities	628,771,107	628,771,107

100.4%		Total Investments	628,771,107	628,771,107
(0	.4)%	Other Assets and Liabilities, Net		(2,815,884)

100.0%		Net Assets		625,955,223

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 100.4% of net assets

New Jersey 95.3%
Brick Township
BAN
Series 2010
1.75%, 09/30/11	5,790,000	5,868,759
Cliffside Park Borough
BAN
Series 2009C
1.50%, 11/18/10	6,200,000	6,207,208
Cranbury Township
BAN 2010
1.40%, 01/14/11	3,317,500	3,326,614
Delaware River Jt Toll Bridge Commission
Bridge System RB
Series 2007B1
0.27%, 10/07/10, 07/01/32 (a)(b)	2,870,000	2,870,000
Delaware River Port Auth
Refunding RB
Series 2008A
0.26%, 10/07/10, 01/01/26 (a)(b)(f)	23,335,000	23,335,000
East Brunswick
BAN
1.40%, 01/07/11	4,438,000	4,449,506
2.50%, 04/27/11	7,000,000	7,076,550
Fairfield
BAN
1.50%, 02/24/11	4,385,385	4,401,955
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003B
0.28%, 10/07/10, 05/01/24 (a)(c)(d)	6,000,000	6,000,000
Open Space & Farmland Preservation Bonds
Series 2005A
0.27%, 10/07/10, 05/01/24 (a)(c)(d)	4,190,000	4,190,000
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2010E1
1.50%, 08/31/11	14,200,000	14,303,264
Jefferson Township
BAN
1.50%, 06/29/11	6,498,370	6,539,574
Livingston Township
BAN
1.25%, 02/11/11	16,700,000	16,747,445
Mendham Township
BAN
1.50%, 05/26/11	1,973,000	1,984,453
Middlesex Cnty Improvement Auth
Capital Equipment RB
Series 2010
1.50%, 09/15/11	1,900,000	1,916,255
Monroe
BAN
1.00%, 02/09/11	6,000,000	6,012,416
New Jersey
GO Refunding Bonds
Series D
6.00%, 02/15/11	2,075,000	2,117,335
GO Refunding Bonds
Series N
0.46%, 10/07/10, 07/14/16 (a)(c)(d)	3,260,000	3,260,000
New Jersey Building Auth
State Building RB
Series 2003A2
0.23%, 10/07/10, 06/15/23 (a)(b)(e)	2,000,000	2,000,000
New Jersey Economic Development Auth
Motor Vehicle Surcharge RB
Series 2004A
0.28%, 10/07/10, 07/01/22 (a)(b)(c)(d)	5,715,000	5,715,000
RB (Catholic Community Service)
Series 1993
0.32%, 10/07/10, 05/01/23 (a)(b)	3,280,000	3,280,000
RB (Crane’s Mill)
Series 2008B
0.24%, 10/07/10, 07/01/18 (a)(b)	4,760,000	4,760,000
RB (Princeton Day School)
Series 2005
0.25%, 10/07/10, 08/01/35 (a)(b)	10,000,000	10,000,000
RB (Seabrook Village Facility)
Series 2000A
8.13%, 11/15/10, 11/15/23 (b)	5,000,000	5,096,759
8.25%, 11/15/10, 11/15/30 (b)	2,120,000	2,161,554
RB (Wyckoff Family YMCA) 2003
0.28%, 10/07/10, 10/01/23 (a)(b)	4,990,000	4,990,000

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
School Facilities Construction Bonds
Series 2008X
0.26%, 10/07/10, 09/01/33 (a)(b)	19,900,000	19,900,000
School Facilities Construction Refunding Bonds
Series 2008V2
0.31%, 10/07/10, 03/01/24 (a)(b)	42,030,000	42,030,000
School Facilities Construction Refunding Bonds
Series 2008V4
0.25%, 10/07/10, 09/01/28 (a)(b)	7,805,000	7,805,000
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.28%, 10/07/10, 01/01/31 (a)(c)(d)	2,053,000	2,053,000
RB (Princeton Univ)
Series 2007F
0.27%, 10/07/10, 07/01/25 (a)(c)(d)	6,435,000	6,435,000
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital Corp)
Series 2008B
0.26%, 10/07/10, 07/01/36 (a)(b)	2,000,000	2,000,000
RB (AHS Hospital Corp)
Series 2008C
0.25%, 10/07/10, 07/01/36 (a)(b)	5,100,000	5,100,000
RB (Composite Program)
Series 2003A2
0.37%, 10/07/10, 07/01/23 (a)(b)	2,400,000	2,400,000
RB (Hackensack Univ Medical Center)
Series 2008
0.32%, 10/07/10, 07/01/30 (a)(b)(c)(d)	4,400,000	4,400,000
RB (Hospital Capital Asset Financing Program)
Series 1985A
0.27%, 10/07/10, 07/01/35 (a)(b)	3,800,000	3,800,000
RB (Meridian Health)
Series 2003B
0.26%, 10/07/10, 07/01/33 (a)(b)	2,610,000	2,610,000
RB (Princeton HealthCare)
Series 2010B
0.22%, 10/07/10, 07/01/41 (a)(b)	6,700,000	6,700,000
RB (St Barnabas Health Care)
Series 2001A
0.25%, 10/07/10, 07/01/31 (a)(b)(e)	1,300,000	1,300,000
RB (Virtua Health)
Series 2009C
0.28%, 10/01/10, 07/01/43 (a)(b)	4,325,000	4,325,000
Refunding RB (Underwood-Memorial Hospital)
Series 2008
0.26%, 10/07/10, 07/01/33 (a)(b)	9,885,000	9,885,000
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008B
0.27%, 10/07/10, 11/01/47 (a)(b)	1,720,000	1,720,000
0.26%, 10/07/10, 05/01/48 (a)(b)	8,900,000	8,900,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
5.50%, 12/15/10	4,945,000	4,997,366
Transportation System Bonds
Series 2006C
0.28%, 10/07/10, 06/15/12 (a)(b)(c)(d)(f)	9,830,000	9,830,000
0.43%, 11/04/10, 12/01/21 (b)(c)(d)(f)	13,310,000	13,310,000
0.28%, 10/07/10, 06/15/25 (a)(b)(c)(d)	15,725,000	15,725,000
0.28%, 10/07/10, 12/15/26 (a)(b)(c)(d)	5,120,000	5,120,000
0.28%, 10/07/10, 06/15/28 (a)(b)(c)(d)	17,995,000	17,995,000
0.28%, 10/07/10, 06/15/29 (a)(b)(c)(d)	2,265,000	2,265,000
Transportation System Bonds
Series 2007A
0.28%, 10/07/10, 06/15/15 (a)(b)(c)(d)	10,225,000	10,225,000
Transportation System Bonds
Series 2009A
0.45%, 05/19/11, 12/15/39 (b)(c)(d)	16,320,000	16,320,000
Transportation System Bonds
Series 2009D
0.25%, 10/07/10, 06/15/32 (a)(b)	8,900,000	8,900,000
Transportation System RB
Series 2007A
0.28%, 10/07/10, 06/22/16 (a)(c)(d)	7,400,000	7,400,000
New Jersey Turnpike Auth
RB
Series 2003A
0.28%, 10/07/10, 07/01/12 (a)(b)(c)(d)	12,260,000	12,260,000
RB
Series 2003A & Refunding RB Series 2005A
0.37%, 10/07/10, 01/01/12 (a)(b)(c)(d)	5,335,000	5,335,000
RB
Series 2003C3
0.35%, 10/07/10, 01/01/24 (a)(b)(c)	7,600,000	7,600,000
RB
Series 2009A
0.27%, 10/07/10, 01/01/24 (a)(b)	4,225,000	4,225,000
RB
Series 2009C
0.24%, 10/07/10, 01/01/24 (a)(b)	1,000,000	1,000,000
Refunding RB
Series 2005A
0.29%, 10/07/10, 01/01/28 (a)(b)(c)(d)	6,500,000	6,500,000
Newark Housing Auth
Port Auth-Port Newark Marine Terminal Refunding Bonds (Newark Redevelopment)
Series 2007
0.28%, 10/07/10, 01/01/18 (a)(b)(c)(d)	3,395,000	3,395,000
North Bergen
BAN
Series 2010
1.50%, 06/02/11	5,595,500	5,627,070
Port Auth of New York & New Jersey
Consolidated Bonds 140th
Series
0.25%, 10/07/10, 12/01/14 (a)(b)(c)(d)(f)	2,955,000	2,955,000
Consolidated Bonds 144th
Series
0.27%, 10/07/10, 10/01/14 (a)(c)(d)	15,900,000	15,900,000
Consolidated Bonds 148th
Series
0.27%, 10/07/10, 08/15/15 (a)(c)(d)	2,670,000	2,670,000
0.28%, 10/07/10, 08/15/15 (a)(c)(d)	1,000,000	1,000,000
0.28%, 10/07/10, 08/15/31 (a)(c)(d)(f)	16,000,000	16,000,000
0.27%, 10/07/10, 08/15/32 (a)(c)(d)	2,010,000	2,010,000
Consolidated Bonds 156th
Series
0.27%, 10/07/10, 05/01/17 (a)(c)(d)	1,400,000	1,400,000
CP
Series B
0.38%, 10/07/10	8,260,000	8,260,000
0.38%, 11/03/10	13,550,000	13,550,000
0.36%, 11/09/10	11,155,000	11,155,000
0.34%, 11/15/10	15,860,000	15,860,000

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Rockaway Township
GO Bonds
Series 2003
2.88%, 07/15/11	440,000	448,118
Rutgers State Univ
CP
Series A&B
0.29%, 11/01/10 (c)	16,170,000	16,170,000
0.32%, 12/08/10 (c)	2,360,000	2,360,000
GO Bonds
Series 2009F
0.27%, 10/07/10, 05/01/17 (a)(c)(d)	2,815,000	2,815,000
South Orange Village Township
BAN
Series 2010A
1.25%, 02/01/11	10,000,000	10,025,393
BAN
Series 2010B
2.00%, 09/08/11	1,000,000	1,012,092
Union Cnty
BAN
2.00%, 07/01/11	19,965,000	20,190,783
West Milford
BAN
1.50%, 04/15/11	4,658,523	4,682,638

		596,466,107

Puerto Rico 5.1%
Puerto Rico Aquaduct & Sewer Auth
Senior Lien RB
Series A
0.31%, 10/07/10, 07/01/39 (a)(b)(c)(d)	900,000	900,000
Sr Lien RB
Series A
0.27%, 10/07/10, 07/01/39 (a)(b)(c)(d)	10,000,000	10,000,000
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.27%, 10/07/10, 07/01/29 (a)(b)(c)(d)	17,000,000	17,000,000
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	2,900,000	2,900,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.28%, 10/07/10, 08/01/39 (a)(b)(c)(d)	1,505,000	1,505,000

		32,305,000

Total Municipal Securities
(Cost $628,771,107)		628,771,107

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $628,771,107.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $231,888,000 or 37.0% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47706SEP10

4

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

96.9%		Municipal Securities	455,276,932	455,276,932
4.5%		Other Investments	21,000,000	21,000,000

101.4%		Total Investments	476,276,932	476,276,932
(1	.4)%	Other Assets and Liabilities, Net		(6,589,626)

100.0%		Net Assets		469,687,306

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 96.9% of net assets

Pennsylvania 91.2%
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.31%, 10/07/10, 06/01/32 (a)(b)	7,180,000	7,180,000
Allegheny Cnty Hospital Development Auth
Hospital RB (Jefferson Regional Medical Center)
Series 2010A
0.28%, 10/07/10, 03/01/40 (a)(b)	5,250,000	5,250,000
RB (Univ of Pittsburgh Medical Center)
Series 2008A
5.00%, 09/01/11	4,500,000	4,688,325
RB (West Penn Allegheny Health)
Series 2000A
6.50%, 11/15/10, 11/15/30 (b)	2,000,000	2,055,144
RB (West Penn Allegheny Health)
Series 2000B
9.25%, 11/15/10, 11/15/22 (b)	1,000,000	1,030,927
9.25%, 11/15/10, 11/15/30 (b)	9,095,000	9,375,053
Allegheny Cnty IDA
RB (St. Joseph High School)
Series 2009
0.98%, 12/01/10, 12/01/40 (b)	1,750,000	1,750,000
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.27%, 10/07/10, 10/01/34 (a)(b)(c)(d)	6,000,000	6,000,000
Butler Cnty IDA
RB (Armco)
Series 1996A
0.34%, 10/07/10, 06/01/20 (a)(b)	6,650,000	6,650,000
RB (Butler Cnty Family YMCA)
series 2005
0.31%, 10/07/10, 09/01/27 (a)(b)	4,400,000	4,400,000
Commonwealth Financing Auth
RB
Series 2006A
0.30%, 10/07/10, 06/01/14 (a)(c)(d)	9,850,000	9,850,000
Delaware River Jt Toll Bridge Commission
Bridge System RB
Series 2007B1
0.27%, 10/07/10, 07/01/32 (a)(b)	5,735,000	5,735,000
Delaware River Port Auth
Refunding RB
Series 2008B
0.22%, 10/07/10, 01/01/26 (a)(b)	1,300,000	1,300,000
Emmaus General Auth
Bonds (Pennsylvania Loan Program)
Series 1996
0.32%, 10/07/10, 12/01/28 (a)(b)(c)	3,455,000	3,455,000
Local Government RB (Saucon Valley SD)
Series 1989 G19
0.30%, 10/07/10, 03/01/24 (a)(b)(e)	1,600,000	1,600,000
Erie City Water Auth
Water RB
Series 2006C
2.50%, 06/01/11, 12/01/36 (b)	5,000,000	5,054,558
Water RB
Series 2006D
2.50%, 06/01/11, 12/01/36 (b)	4,675,000	4,726,012
Lackawanna Cnty
GO Notes
Series 2008A
0.52%, 10/07/10, 09/01/35 (a)(b)(c)	2,500,000	2,500,000
GO Notes
Series 2008B
0.49%, 10/07/10, 09/01/35 (a)(b)(c)	8,235,000	8,235,000
Lancaster Cnty Hospital Auth
Health System Refunding RB (Lancaster General Hospital)
Series 2008
0.36%, 10/01/10, 07/01/41 (a)(b)	1,605,000	1,605,000
RB (Landis Homes Retirement Community)
Series 2002
0.35%, 10/07/10, 05/01/32 (a)(b)	4,695,000	4,695,000
RB (Landis Homes Retirement Community)
Series 2009
0.33%, 10/07/10, 09/01/34 (a)(b)	4,075,000	4,075,000
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.26%, 10/07/10, 11/01/37 (a)(b)	11,135,000	11,135,000
Hospital RB (Lehigh Valley Health Network)
Series 2008C
0.32%, 10/01/10, 07/01/29 (a)(b)	7,855,000	7,855,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water Co)
Series 2009
0.45%, 06/02/11, 12/01/39 (b)(c)(d)	5,000,000	5,000,000
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2004A
0.33%, 10/07/10, 03/01/29 (a)(b)(c)(d)	5,000,000	5,000,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.39%, 10/07/10, 04/01/22 (a)(b)	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.27%, 10/07/10, 08/15/31 (a)(b)	6,400,000	6,400,000
North Hampton Cnty
RB (Binney & Smith)
Series 1997A
0.44%, 10/07/10, 09/01/22 (a)(b)	7,500,000	7,500,000
Owen J. Roberts SD
GO Notes
Series 2006
0.30%, 10/07/10, 11/15/14 (a)(b)(c)(d)	1,375,000	1,375,000
Pennsylvania
GO Bonds Second
Series 2007A
0.27%, 10/07/10, 09/15/15 (a)(c)(d)	8,525,000	8,525,000
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.27%, 10/07/10, 11/01/41 (a)(b)	7,000,000	7,000,000
Exempt Facilities RB (Shippingport)
Series 2005A
0.30%, 10/07/10, 12/01/40 (a)(b)(f)	8,400,000	8,400,000
RB (Lithographers Real Estate)
Series 2008B1
0.34%, 10/07/10, 08/01/23 (a)(b)	3,900,000	3,900,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.30%, 10/07/10, 12/01/11 (a)(b)	10,545,000	10,545,000
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008A
0.28%, 10/07/10, 01/01/21 (a)(c)(e)	9,185,000	9,185,000
Rental Housing Refunding Bonds
Series 2008C
0.28%, 10/07/10, 07/01/20 (a)(c)	595,000	595,000
S/F Mortgage RB
Series 1996-47
6.75%, 10/01/10	1,055,000	1,055,000
S/F Mortgage RB
Series 1997-61A
0.33%, 10/07/10, 10/01/18 (a)(c)(d)	6,530,000	6,530,000
S/F Mortgage RB
Series 2003-97A
0.38%, 10/07/10, 04/01/11 (a)(c)(d)	540,000	540,000
S/F Mortgage RB
Series 2004-77B
0.30%, 10/07/10, 10/01/33 (a)(c)	9,000,000	9,000,000
S/F Mortgage RB
Series 2004-82B
0.31%, 10/07/10, 04/01/34 (a)(c)	3,830,000	3,830,000
S/F Mortgage RB
Series 2005-88B
0.37%, 10/07/10, 10/01/36 (a)(c)	10,190,000	10,190,000
S/F Mortgage RB
Series 2005-88C
0.37%, 10/07/10, 04/01/37 (a)(c)(f)	15,080,000	15,080,000
S/F Mortgage RB
Series 2006-99A, 2007-99A&100A
0.33%, 10/07/10, 10/01/31 (a)(c)(d)	3,140,000	3,140,000
S/F Mortgage RB
Series 2007-100A
0.36%, 10/07/10, 04/01/28 (a)(c)(d)	7,685,000	7,685,000
S/F Mortgage RB
Series 2007-99A
0.31%, 10/07/10, 10/01/25 (a)(c)(d)	4,680,000	4,680,000
S/F Mortgage RB
Series 2009 105C
0.29%, 10/07/10, 05/04/17 (a)(c)(d)	9,180,000	9,180,000
Pennsylvania Higher Educational Facilities Auth
RB
Series 2001-I1
0.30%, 10/07/10, 11/01/31 (a)(b)	5,500,000	5,500,000
RB (Bryn Mawr College)
Series 2009
0.38%, 02/02/11, 12/01/39	9,600,000	9,600,000
RB (Holy Family Univ)
Series 2008
0.27%, 10/07/10, 08/01/38 (a)(b)	1,170,000	1,170,000
RB (Robert Morris College)
Series 2000F2
0.70%, 05/01/11, 05/01/25 (b)	2,900,000	2,900,000
RB (Waynesburg College)
Series 2002J4
0.70%, 05/01/11, 05/01/32 (b)	2,100,000	2,100,000
Pennsylvania State Turnpike Commission
Turnpike RB
Series 2008B4
0.26%, 10/07/10, 12/01/38 (a)(b)	3,280,000	3,280,000
Turnpike Sub RB
Series 2008A1
0.37%, 10/07/10, 06/01/16 (a)(b)(c)(d)(f)	2,650,000	2,650,000
Philadelphia
Airport RB
Series 2007A
0.30%, 10/07/10, 06/15/31 (a)(b)(c)(d)	14,700,000	14,700,000
Airport Refunding RB
Series 2007B
0.30%, 10/07/10, 06/01/15 (a)(b)(c)(d)	2,850,000	2,850,000
Water & Wastewater RB
Series 1997B
0.26%, 10/07/10, 08/01/27 (a)(b)	8,320,000	8,320,000
Philadelphia IDA
RB (Fox Chase Cancer Center)
Series 2007B
0.27%, 10/07/10, 07/01/14 (a)(b)(c)(d)(f)	27,215,000	27,215,000
RB (Philadelphia Protestant Home)
Series 2008
0.28%, 10/07/10, 07/01/27 (a)(b)	760,000	760,000
Philadelphia SD
TRAN 2010-2011
Series A
2.50%, 06/30/11	10,000,000	10,091,962

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Pittsburgh Water & Sewer Auth
Sub Refunding RB
Series 2008C1A
0.45%, 09/01/11, 09/01/35 (b)	2,500,000	2,500,000
Sub Refunding RB
Series 2008C1B
0.45%, 09/01/11, 09/01/35 (b)	5,000,000	5,000,000
Temple Univ
Funding Obligations
Series 2010
1.50%, 04/06/11	5,000,000	5,024,951
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2005C
0.33%, 10/06/10	20,000,000	20,000,000
Univ Capital Project & Refunding Bonds
Series 2007B
0.30%, 11/09/10	3,000,000	3,000,000
Washington Cnty Auth
RB (Girard Estate Refunding)
Series 1999
0.25%, 10/07/10, 06/01/27 (a)(b)	3,900,000	3,900,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2001B
0.70%, 07/01/11, 07/01/31 (b)	6,335,000	6,335,000
Hospital RB (Washington Hospital)
Series 2007A
0.70%, 07/01/11, 07/01/37 (b)	3,195,000	3,195,000
Washington Cnty IDA
Health Care Facilities RB (Presbyterian Seniorcare-Southminster Place)
Series 2000
0.33%, 10/07/10, 01/01/30 (a)(b)	10,075,000	10,075,000
Westmoreland Cnty IDA
IDRB (White Consolidated Industries)
Series 1982
0.50%, 12/01/10, 12/01/12 (b)	6,940,000	6,940,000

		428,641,932

Puerto Rico 5.7%
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.27%, 10/07/10, 07/01/28 (a)(b)	9,510,000	9,510,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.28%, 10/07/10, 08/01/39 (a)(b)(c)(d)	17,125,000	17,125,000

		26,635,000

Total Municipal Securities
(Cost $455,276,932)		455,276,932

Other Investments 4.5% of net assets

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	11,000,000	11,000,000
Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1 0.52%, 10/07/10, 08/01/40 (a)(b)(d)	10,000,000	10,000,000

Total Other Investments
(Cost $21,000,000)		21,000,000

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $476,276,932.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $153,045,000 or 32.6% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings  (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47709SEP10

4

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Municipal Securities	443,906,063	443,906,063

99.8%	Total Investments	443,906,063	443,906,063
0.2%	Other Assets and Liabilities, Net		964,495

100.0%	Net Assets		444,870,558

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Municipal Securities 99.8% of net assets

Massachusetts 98.1%
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006B
0.45%, 10/07/10, 06/01/36 (a)(b)	8,570,000	8,570,000
Boston Water & Sewer Commission
CP BAN
Series A
0.40%, 04/04/11 (b)	5,000,000	5,000,000
Bourne
GO BAN
1.25%, 09/29/11	2,011,255	2,027,777
Brockton
GO BAN
1.50%, 05/13/11	6,000,000	6,036,258
East Longmeadow
GO BAN
1.50%, 06/29/11	3,539,168	3,564,762
Hanover
GO BAN
1.75%, 09/15/11	5,000,000	5,064,493
Haverhill
GO BAN
2.00%, 11/05/10	1,582,198	1,583,700
1.25%, 09/01/11	7,000,000	7,049,213
GO BAN
Series A
1.50%, 06/01/11	817,500	821,277
Lowell
GO BAN
1.25%, 09/16/11	2,600,000	2,617,600
Marion
GO BAN 2009
1.50%, 12/10/10	4,786,785	4,796,377
Marlborough
GO BAN
1.50%, 06/22/11	5,000,000	5,038,324
Massachusetts
GO Bonds Consolidated Loan of 2002
Series C
0.27%, 10/07/10, 11/01/14 (a)(c)(d)	5,120,000	5,120,000
GO Bonds Consolidated Loan of 2004
Series D
0.47%, 10/07/10, 12/01/18 (a)(c)(d)	6,645,000	6,645,000
GO Bonds Consolidated Loan of 2007
Series C
0.27%, 10/07/10, 08/01/15 (a)(c)(d)	7,800,000	7,800,000
0.32%, 10/07/10, 08/01/15 (a)(c)(d)	3,900,000	3,900,000
0.27%, 10/07/10, 08/01/37 (a)(c)(d)	4,700,000	4,700,000
GO Consolidated Loan
Series 2007A
0.32%, 10/07/10, 12/31/31 (a)(c)(d)	5,000,000	5,000,000
GO Refunding Bonds
Series 1996A
6.00%, 11/01/10	825,000	828,851
GO Refunding Bonds
Series 2001B
0.28%, 10/07/10, 01/01/21 (a)(c)	210,000	210,000
GO Refunding Bonds
Series 2004A
0.47%, 10/07/10, 08/01/24 (a)(c)(d)	5,380,000	5,380,000
0.40%, 10/07/10, 07/31/25 (a)(c)(d)	2,225,000	2,225,000
0.40%, 10/07/10, 08/01/25 (a)(c)(d)	1,310,000	1,310,000
GO Refunding Bonds
Series 2004B
0.47%, 10/07/10, 08/01/23 (a)(c)(d)	5,155,000	5,155,000
Special Obligation RB
Series A
0.47%, 10/07/10, 12/01/17 (a)(c)(d)	6,085,000	6,085,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds
Series 2004C
0.47%, 10/07/10, 07/01/20 (a)(c)(d)	2,160,000	2,160,000
Sr Sales Tax Bonds
Series 2008A1
0.28%, 10/07/10, 07/01/21 (a)(c)	1,530,000	1,530,000
Sr Sales Tax Bonds
Series 2010A
0.36%, 10/07/10, 07/01/30 (a)(e)	5,815,000	5,815,000
Massachusetts Department of Transportation
Sub RB (Contract Assistance Secured)
Series 2010A3
0.24%, 10/07/10, 01/01/39 (a)(b)	5,100,000	5,100,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.48%, 10/07/10, 03/01/35 (a)(b)	3,690,000	3,690,000

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.27%, 10/07/10, 09/01/38 (a)(b)	2,350,000	2,350,000
RB (Boston College)
Series P
0.27%, 10/07/10, 07/01/15 (a)(c)(d)	7,500,000	7,500,000
RB (Bridgewell)
Series 2005A
0.35%, 10/07/10, 06/01/30 (a)(b)	2,800,000	2,800,000
RB (Fay School)
Series 2008
0.25%, 10/07/10, 04/01/38 (a)(b)	5,400,000	5,400,000
RB (Greater Boston Food Bank)
Series 2008A
0.26%, 10/07/10, 07/01/38 (a)(b)	1,510,000	1,510,000
RB (Marine Biological Laboratory)
Series 2006
0.27%, 10/07/10, 10/01/36 (a)(b)	1,645,000	1,645,000
RB (Masonic Nursing Home)
Series 2002A
0.28%, 10/07/10, 07/01/32 (a)(b)	14,200,000	14,200,000
RB (Smith College)
Series 2007
0.24%, 10/07/10, 07/01/37 (a)(c)	7,000,000	7,000,000
RB (Tabor Academy)
Series 2007B
0.26%, 10/07/10, 12/01/36 (a)(b)	4,110,000	4,110,000
RB (Thayer Academy)
Series 2007
0.28%, 10/07/10, 07/01/37 (a)(b)(c)	19,140,000	19,140,000
RB (WGBH Educational Foundation)
Series 2008B
0.28%, 10/07/10, 01/01/35 (a)(b)(c)(d)	14,002,000	14,002,000
RB (YMCA of Greater Worcester)
Series 2006
0.26%, 10/07/10, 09/01/41 (a)(b)	240,000	240,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.43%, 07/07/11, 11/01/33	5,000,000	5,000,000
RB (Boston College)
Series N
0.27%, 10/01/10, 06/01/12 (a)(c)(d)	3,290,000	3,290,000
RB (Capital Asset Program)
Series M2
0.26%, 10/07/10, 07/01/31 (a)(b)	3,270,000	3,270,000
RB (Children’s Hospital)
Series 2010N2
0.22%, 10/07/10, 10/01/42 (a)(b)	5,000,000	5,000,000
RB (Harvard Univ)
Series 2009A
0.29%, 10/07/10, 01/17/17 (a)(c)(d)	21,250,000	21,250,000
RB (Hebrew Rehabilitation Center)
Series 2007D
0.26%, 10/07/10, 07/01/17 (a)(b)	2,100,000	2,100,000
RB (MIT)
Series 2008N
0.27%, 10/07/10, 01/01/16 (a)(c)(d)	2,000,000	2,000,000
RB (MIT)
Series 2008O
0.27%, 10/07/10, 07/01/16 (a)(c)(d)	7,870,000	7,870,000
RB (Northeastern Univ)
Series 2008T3
0.60%, 02/17/11, 10/01/37	6,625,000	6,625,116
RB (Partners HealthCare)
Series 2008H1
0.43%, 02/11/11	17,000,000	17,000,000
RB (Tufts Univ)
Series 2008N1
0.27%, 10/01/10, 08/15/40 (a)(c)	2,850,000	2,850,000
RB (Worcester City Campus - Univ of Massachusetts)
Series 2005D
0.27%, 10/07/10, 10/01/12 (a)(b)(c)(d)	8,810,000	8,810,000
RB (Worcester City Campus - Univ of Massachusetts)
Series 2007E&F
0.26%, 10/07/10, 01/01/14 (a)(b)(c)(d)	1,935,000	1,935,000
0.26%, 10/07/10, 10/01/14 (a)(b)(c)(d)	27,795,000	27,795,000
Massachusetts HFA
Housing Bonds
Series 2003H
0.28%, 10/07/10, 12/01/10 (a)(c)(d)	2,495,000	2,495,000
Housing Bonds
Series 2010A
0.57%, 06/01/11	5,720,000	5,720,000
Massachusetts Port Auth
RB
Series 2005A
0.26%, 10/07/10, 07/01/13 (a)(b)(c)(d)	6,765,000	6,765,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.27%, 10/07/10, 02/15/14 (a)(c)(d)	12,475,000	12,475,000
0.27%, 10/07/10, 05/01/14 (a)(c)(d)	5,000,000	5,000,000
Dedicated Sales Tax Bonds
Series 2007A
0.27%, 10/07/10, 08/15/15 (a)(c)(d)	2,680,000	2,680,000
0.30%, 10/07/10, 02/15/16 (a)(c)(d)	1,315,000	1,315,000
0.27%, 10/07/10, 08/15/37 (a)(c)(d)	14,170,000	14,170,000
Massachusetts State College Building Auth
Project & Refunding RB
Series 2003B
0.28%, 10/07/10, 11/01/32 (a)(b)(c)(d)	7,000,000	7,000,000
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.28%, 10/07/10, 08/01/26 (a)(c)(d)	7,600,000	7,600,000
State Revolving Fund Bonds
Series 14
0.28%, 10/07/10, 08/01/30 (a)(c)(d)	2,300,000	2,300,000
Massachusetts Water Resources Auth
General RB
Series 2002B
0.27%, 10/07/10, 08/01/27 (a)(c)(d)	3,900,000	3,900,000
General RB
Series 2002J
0.28%, 10/07/10, 02/01/11 (a)(c)(d)	1,400,000	1,400,000
General RB
Series 2010A
0.27%, 10/07/10, 02/01/18 (a)(c)(d)	1,200,000	1,200,000
General Refunding RB
Series 2007B
0.30%, 10/07/10, 02/01/29 (a)(c)(d)	5,335,000	5,335,000
0.47%, 10/07/10, 03/13/29 (a)(c)(d)	7,165,000	7,165,000
Middleton
GO BAN
2.00%, 12/09/10	5,000,000	5,015,445

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
New Bedford
GO BAN
Series A
1.75%, 02/11/11	5,000,000	5,019,895
Quincy
GO BAN
1.50%, 01/28/11	5,000,000	5,017,605
Stoughton
GO BAN
1.50%, 05/13/11	1,048,000	1,053,556
Wayland
BAN
1.50%, 02/10/11	4,500,000	4,518,146
West Springfield
GO BAN
1.50%, 06/29/11	3,696,557	3,721,917
Whitman
GO BAN
1.25%, 05/06/11	6,000,000	6,023,751

		436,406,063

Puerto Rico 1.7%
Puerto Rico Aquaduct & Sewer Auth
Sr Lien RB
Series A
0.28%, 10/07/10, 07/01/39 (a)(b)(c)(d)	7,500,000	7,500,000

Total Municipal Securities
(Cost $443,906,063)		443,906,063

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $443,906,063.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $238,232,000 or 53.6% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $5,815,000 or 1.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings  (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47710SEP10

4

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

71.9%		Fixed-Rate Obligations	14,201,135,458	14,201,135,458
11.9%		Variable-Rate Obligations	2,359,190,922	2,359,190,922
14.7%		Other Investments	2,893,197,296	2,893,197,296
1.8%		U.S. Government Securities	350,895,923	350,895,923

100.3%		Total Investments	19,804,419,599	19,804,419,599
(0	.3)%	Other Assets and Liabilities, Net		(53,289,063)

100.0%		Net Assets		19,751,130,536

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 71.9% of net assets

Bank Notes 4.0%
Bank of America, N.A.
0.52%, 11/01/10	167,000,000	167,000,000
0.29%, 11/29/10	17,000,000	17,000,000
0.28%, 12/01/10	25,000,000	25,000,000
0.58%, 01/19/11	43,000,000	43,000,000
0.57%, 01/26/11	65,000,000	65,000,000
0.55%, 02/01/11	204,000,000	204,000,000
Chase Bank USA, N.A.
0.24%, 11/23/10	267,000,000	267,000,000

		788,000,000

Certificates of Deposit 32.7%
Abbey National Treasury Services PLC
0.60%, 10/08/10 (a)	70,000,000	70,000,000
0.61%, 11/02/10 (a)	4,000,000	4,000,036
0.75%, 02/25/11 (a)	27,000,000	27,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	46,000,000	46,000,625
Banco Santander Central Hispano S.A.
0.60%, 02/04/11	113,000,000	113,000,000
0.64%, 03/03/11	113,000,000	113,000,000
Bank of Nova Scotia
0.25%, 10/01/10	13,000,000	13,000,000
0.21%, 10/25/10	9,000,000	9,000,000
0.24%, 10/28/10	46,000,000	46,000,000
0.23%, 11/03/10	85,000,000	85,000,000
0.27%, 11/08/10	107,000,000	107,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	25,000,000	25,000,000
0.60%, 10/25/10	48,000,000	48,000,000
0.42%, 12/16/10	30,000,000	30,007,587
Barclays Bank PLC
0.61%, 10/04/10	30,000,000	30,000,000
1.25%, 10/21/10	37,000,000	37,000,000
0.72%, 05/04/11	100,000,000	100,000,000
0.63%, 05/24/11	53,000,000	53,000,000
0.58%, 06/24/11	75,000,000	75,000,000
BNP Paribas
0.60%, 10/07/10	7,000,000	7,000,000
0.60%, 10/13/10	17,000,000	17,000,000
0.50%, 11/29/10	84,000,000	84,000,000
0.30%, 01/03/11	4,000,000	4,000,000
0.71%, 01/10/11	31,000,000	31,000,000
0.61%, 01/28/11	218,000,000	218,000,000
0.56%, 02/03/11	9,000,000	9,000,000
0.68%, 05/09/11	48,000,000	48,000,000
0.49%, 05/24/11	4,000,000	4,000,000
0.52%, 05/31/11	7,000,000	7,000,000
0.50%, 06/17/11	26,000,000	26,000,000
Citibank, N.A.
0.33%, 11/02/10	93,000,000	93,000,000
0.35%, 11/02/10	75,000,000	75,000,000
0.32%, 11/08/10	50,000,000	50,000,000
0.33%, 11/09/10	84,000,000	84,000,000
0.30%, 11/15/10	45,000,000	45,000,000
0.27%, 11/23/10	218,000,000	218,000,000
0.27%, 12/07/10	50,000,000	50,000,000
Commerzbank AG
0.39%, 11/10/10	102,000,000	102,000,000
0.38%, 11/12/10	16,000,000	16,000,000
Commonwealth Bank of Australia
0.48%, 10/06/10	13,000,000	13,000,000
0.25%, 11/01/10	241,000,000	241,000,000
0.27%, 12/01/10	49,000,000	49,000,000
Credit Agricole Corporate & Investment Bank
0.25%, 10/08/10	80,000,000	80,000,000
Deutsche Bank AG
0.29%, 11/09/10	316,000,000	316,000,000
0.50%, 06/21/11	70,000,000	70,000,000
DnB NOR Bank ASA
0.54%, 10/22/10	46,000,000	46,000,134
0.40%, 02/18/11	195,000,000	195,000,000
Intesa Sanpaolo
0.65%, 10/01/10	122,000,000	122,000,000
0.63%, 10/08/10	159,000,000	159,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	71,000,000	71,000,000
Lloyds TSB Bank PLC
1.20%, 11/02/10	56,000,000	56,000,000

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.63%, 02/07/11	73,000,000	73,000,000
0.47%, 03/07/11	26,000,000	26,000,000
0.47%, 03/23/11	60,000,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.26%, 10/15/10	117,000,000	117,000,000
0.33%, 11/09/10	22,000,000	22,000,000
0.29%, 11/10/10	82,000,000	82,000,000
0.32%, 11/15/10	19,000,000	19,000,000
0.32%, 01/10/11	69,000,000	69,000,000
Mizuho Corporate Bank Ltd.
0.24%, 10/18/10	82,000,000	82,000,000
0.25%, 11/08/10	123,000,000	123,000,000
National Australia Bank Ltd.
0.30%, 11/19/10	121,000,000	121,000,000
0.27%, 12/10/10	168,000,000	168,000,000
Nordea Bank Finland PLC
0.21%, 10/01/10	104,000,000	104,000,000
0.35%, 10/01/10	56,000,000	56,000,000
Royal Bank of Scotland PLC
1.37%, 10/21/10	55,000,000	55,000,000
0.99%, 04/20/11	122,000,000	122,000,000
0.80%, 05/18/11	50,000,000	50,000,000
0.84%, 05/20/11	57,000,000	57,000,000
0.68%, 06/07/11	28,000,000	28,000,000
0.66%, 06/16/11	17,000,000	17,000,000
1.00%, 08/24/11	65,000,000	65,000,000
Societe Generale
0.62%, 10/05/10	7,000,000	7,000,000
0.32%, 12/03/10	63,000,000	63,000,000
0.42%, 04/01/11	53,000,000	53,000,000
0.40%, 04/08/11	43,000,000	43,000,000
State Street Bank & Trust
0.34%, 12/13/10	46,000,000	46,000,000
Sumitomo Mitsui Banking Corp.
0.41%, 10/22/10	96,000,000	96,000,000
0.32%, 11/08/10	8,000,000	8,000,000
0.30%, 11/15/10	85,000,000	85,000,000
0.30%, 11/17/10	25,000,000	25,000,000
Sumitomo Trust & Banking Co.
0.60%, 10/22/10	60,000,000	60,000,000
0.37%, 11/05/10	32,000,000	32,000,000
0.52%, 11/23/10	8,000,000	8,000,000
0.33%, 01/10/11	80,000,000	80,001,121
0.33%, 01/11/11	22,000,000	22,000,311
Toronto Dominion Bank
0.50%, 10/06/10	100,000,000	100,000,000
UBS AG
1.28%, 10/25/10	37,000,000	37,000,000
0.70%, 01/31/11	166,000,000	166,000,000
0.59%, 05/31/11	31,000,000	31,000,000
UniCredit Bank AG
0.73%, 10/28/10	47,000,000	47,000,000
UniCredit S.p.A.
0.72%, 10/12/10	4,000,000	4,000,000
0.73%, 10/25/10	4,000,000	4,000,000
0.73%, 10/26/10	73,000,000	73,000,000
0.73%, 11/08/10	15,000,000	15,000,000
0.65%, 11/15/10	54,000,000	54,000,000
0.65%, 11/18/10	31,000,000	31,000,000
0.95%, 02/22/11	75,000,000	75,000,000
Union Bank, N.A.
0.28%, 12/03/10	5,000,000	5,000,000
0.27%, 12/22/10	34,000,000	34,000,000

		6,457,009,814

Commercial Paper & Other Corporate Obligations 23.6%
Alpine Securitization Corp.
0.24%, 10/07/10 (a)(b)(c)	27,000,000	26,998,920
0.24%, 10/19/10 (a)(b)(c)	39,000,000	38,995,320
0.25%, 10/19/10 (a)(b)(c)	22,000,000	21,997,250
0.24%, 10/21/10 (a)(b)(c)	52,000,000	51,993,067
Argento Variable Funding Co., L.L.C.
0.40%, 11/02/10 (a)(b)(c)	13,000,000	12,995,378
0.52%, 02/22/11 (a)(b)(c)	3,000,000	2,993,760
0.51%, 03/02/11 (a)(b)(c)	29,000,000	28,937,553
Atlantis One Funding Corp.
0.27%, 11/12/10 (a)(b)(c)	28,000,000	27,991,180
0.31%, 12/10/10 (a)(b)(c)	278,000,000	277,832,428
0.30%, 12/14/10 (a)(b)(c)	44,000,000	43,972,867
Bank of America Corp.
0.50%, 11/22/10	80,000,000	79,942,222
0.29%, 12/01/10	92,000,000	91,954,792
0.46%, 02/04/11	18,000,000	17,971,020
BNZ International Funding Ltd.
0.41%, 02/25/11 (a)	13,000,000	12,978,236
CAFCO, L.L.C.
0.59%, 01/20/11 (a)(b)(c)	39,000,000	38,929,052
0.57%, 02/01/11 (a)(b)(c)	71,000,000	70,861,727
0.34%, 02/03/11 (a)(b)(c)	13,000,000	12,984,653
Cancara Asset Securitization, L.L.C.
0.26%, 10/12/10 (a)(b)(c)	106,000,000	105,991,579
0.39%, 11/05/10 (a)(b)(c)	28,000,000	27,989,383
0.37%, 11/08/10 (a)(b)(c)	65,000,000	64,974,614
Chariot Funding, L.L.C.
0.23%, 10/01/10 (a)(b)(c)	50,000,000	50,000,000
0.30%, 11/08/10 (a)(b)(c)	70,000,000	69,977,833
Ciesco, L.L.C.
0.58%, 01/10/11 (a)(b)(c)	30,000,000	29,951,183
0.70%, 01/11/11 (a)(b)(c)	40,000,000	39,920,667
0.64%, 01/13/11 (a)(b)(c)	15,000,000	14,972,267
0.56%, 02/02/11 (a)(b)(c)	93,000,000	92,820,613
Citigroup Funding, Inc.
0.72%, 12/03/10 (a)	70,000,000	69,911,800
0.67%, 01/10/11 (a)	28,000,000	27,947,368
0.49%, 02/07/11 (a)	13,000,000	12,977,174
0.40%, 03/08/11 (a)	9,000,000	8,984,200
Commonwealth Bank of Australia
0.28%, 11/15/10 (c)	119,000,000	118,958,350
CRC Funding, L.L.C.
0.67%, 01/13/11 (a)(b)(c)	4,000,000	3,992,258
0.57%, 02/01/11 (a)(b)(c)	190,000,000	189,629,975
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.40%, 11/01/10 (b)(c)	33,000,000	32,988,633
0.38%, 11/03/10 (b)(c)	132,000,000	131,954,020
0.36%, 11/08/10 (b)(c)	14,000,000	13,994,680
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	30,000,000	30,000,000
Falcon Asset Securitization Corp.
0.23%, 10/01/10 (a)(b)(c)	50,000,000	50,000,000
Gemini Securitization Corp., L.L.C.
0.22%, 10/04/10 (a)(b)(c)	189,000,000	188,996,535
General Electric Capital Corp.
0.52%, 10/18/10	85,000,000	84,979,128
0.52%, 10/19/10	93,000,000	92,975,820
0.50%, 10/26/10	35,000,000	34,987,847
0.50%, 10/27/10	40,000,000	39,985,556
0.23%, 11/02/10	143,000,000	142,970,764
0.40%, 04/28/11	110,000,000	109,744,556

2

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Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Gotham Funding Corp.
0.30%, 12/01/10 (a)(b)(c)	43,260,000	43,238,009
Grampian Funding, L.L.C.
0.36%, 11/16/10 (a)(b)(c)	78,000,000	77,964,120
0.62%, 02/08/11 (a)(b)(c)	28,000,000	27,937,311
0.58%, 02/10/11 (a)(b)(c)	9,000,000	8,980,860
0.51%, 03/17/11 (a)(b)(c)	87,000,000	86,794,173
HSBC USA, Inc.
0.30%, 11/09/10	15,000,000	14,995,206
Lloyds TSB Bank PLC
0.50%, 03/10/11	129,000,000	128,713,333
Manhattan Asset Funding Capital Co., L.L.C.
0.26%, 10/04/10 (a)(b)(c)	15,000,000	14,999,675
0.27%, 10/12/10 (a)(b)(c)	28,000,000	27,997,690
Nationwide Building Society
0.70%, 11/09/10	21,000,000	20,984,075
0.80%, 01/04/11	27,000,000	26,943,000
0.80%, 01/12/11	22,000,000	21,949,644
0.48%, 03/18/11	20,000,000	19,955,200
Nieuw Amsterdam Receivables Corp.
0.26%, 10/01/10 (a)(b)(c)	26,000,000	26,000,000
0.25%, 10/26/10 (a)(b)(c)	65,000,000	64,988,715
0.35%, 11/08/10 (a)(b)(c)	50,000,000	49,981,528
Ranger Funding Co., L.L.C.
0.25%, 10/01/10 (a)(b)(c)	28,000,000	28,000,000
0.25%, 10/14/10 (a)(b)(c)	18,000,000	17,998,375
0.25%, 10/21/10 (a)(b)(c)	98,929,000	98,915,260
0.25%, 10/26/10 (a)(b)(c)	74,000,000	73,987,153
Santander Central Hispano Finance (Delaware), Inc.
0.53%, 11/15/10 (a)	123,000,000	122,918,512
Sheffield Receivables Corp.
0.25%, 10/08/10 (a)(b)(c)	25,000,000	24,998,785
0.26%, 11/18/10 (a)(b)(c)	15,000,000	14,994,800
0.27%, 12/01/10 (a)(b)(c)	35,000,000	34,983,988
Societe Generale North America, Inc.
0.64%, 10/04/10 (a)	88,000,000	87,995,307
0.24%, 10/07/10 (a)	47,000,000	46,998,120
Solitaire Funding, L.L.C.
0.47%, 10/22/10 (a)(b)(c)	25,000,000	24,993,146
0.26%, 10/25/10 (a)(b)(c)	27,000,000	26,995,320
0.30%, 11/23/10 (a)(b)(c)	40,000,000	39,982,333
0.30%, 11/30/10 (a)(b)(c)	35,000,000	34,982,500
0.32%, 11/30/10 (a)(b)(c)	1,000,000	999,467
Sumitomo Mitsui Banking Corp.
0.25%, 10/27/10 (c)	30,000,000	29,994,583
Thames Asset Global Securitization No. 1, Inc.
0.31%, 10/06/10 (a)(b)(c)	84,000,000	83,996,383
0.26%, 10/12/10 (a)(b)(c)	10,000,000	9,999,206
0.39%, 10/29/10 (a)(b)(c)	29,893,000	29,883,932
Ticonderoga Funding, L.L.C.
0.53%, 10/25/10 (a)(b)(c)	44,000,000	43,984,453
0.53%, 11/01/10 (a)(b)(c)	35,168,000	35,151,950
UBS Finance (Delaware), Inc.
0.19%, 10/01/10 (a)	60,000,000	60,000,000
UniCredit Bank Ireland PLC
0.74%, 10/14/10 (a)(c)	71,000,000	70,981,027
Variable Funding Capital Corp.
0.27%, 10/06/10 (a)(b)(c)	17,000,000	16,999,363
0.25%, 11/02/10 (a)(b)(c)	36,000,000	35,992,000
0.27%, 12/14/10 (a)(b)(c)	15,000,000	14,991,675
0.27%, 12/16/10 (a)(b)(c)	20,000,000	19,988,600
Windmill Funding Corp.
0.43%, 10/12/10 (a)(b)(c)	20,000,000	19,997,372
0.43%, 10/26/10 (a)(b)(c)	53,000,000	52,984,174
0.34%, 01/04/11 (a)(b)(c)	60,000,000	59,946,167

		4,669,962,718

Fixed-Rate Coupon Notes 1.1%
Fannie Mae
2.88%, 10/12/10	13,326,000	13,336,921
Federal Home Loan Bank
0.48%, 10/25/10	145,000,000	144,997,489
0.50%, 10/25/10	39,585,000	39,592,917
Freddie Mac
4.13%, 10/18/10	26,000,000	26,048,610

		223,975,937

Fixed-Rate Discount Notes 7.3%
Fannie Mae
0.18%, 10/01/10	45,000,000	45,000,000
0.21%, 10/01/10	27,650,000	27,650,000
0.18%, 10/05/10	2,900,000	2,899,942
0.17%, 10/18/10	66,530,000	66,524,659
0.12%, 10/20/10	33,000,000	32,997,997
0.17%, 10/20/10	43,250,000	43,246,120
0.17%, 11/01/10	30,000,000	29,995,608
0.17%, 11/01/10	6,000,000	5,999,122
0.20%, 11/01/10	60,000,000	59,989,925
0.17%, 11/03/10	30,000,000	29,995,325
0.17%, 11/09/10	22,000,000	21,995,948
0.17%, 11/15/10	12,000,000	11,997,450
0.18%, 11/22/10	24,655,000	24,648,768
Federal Home Loan Bank
0.17%, 10/08/10	10,000,000	9,999,669
0.18%, 10/08/10	48,000,000	47,998,320
0.16%, 10/13/10	123,000,000	122,993,440
0.17%, 10/13/10	28,000,000	27,998,413
0.17%, 10/20/10	10,115,000	10,114,092
0.17%, 10/22/10	57,000,000	56,994,348
0.11%, 10/27/10	103,000,000	102,991,817
0.18%, 11/05/10	93,000,000	92,984,177
0.17%, 11/10/10	136,000,000	135,974,461
0.18%, 11/10/10	42,569,000	42,560,653
0.16%, 11/12/10	9,100,000	9,098,301
0.18%, 11/12/10	7,300,000	7,298,510
0.18%, 11/24/10	50,000,000	49,986,875
Freddie Mac
0.17%, 10/13/10	43,035,000	43,032,561
0.18%, 10/18/10	45,000,000	44,996,281
0.14%, 10/26/10	33,000,000	32,996,792
0.17%, 10/26/10	7,000,000	6,999,174
0.16%, 11/10/10	30,000,000	29,994,667
0.17%, 11/15/10	9,000,000	8,998,088
0.18%, 11/22/10	150,000,000	149,962,083
0.18%, 11/24/10	2,274,000	2,273,403

		1,439,186,989

Promissory Note 0.4%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	75,000,000	75,000,000

Time Deposits 2.8%
Australia & New Zealand Bank Group Ltd.
0.22%, 10/04/10	44,000,000	44,000,000

 3

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Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Bank of Ireland
0.40%, 10/01/10	11,000,000	11,000,000
0.47%, 10/05/10	68,000,000	68,000,000
Citibank, N.A.
0.24%, 10/01/10	45,000,000	45,000,000
Commerzbank AG
0.16%, 10/01/10	99,000,000	99,000,000
Svenska Handelsbanken AB
0.20%, 10/01/10	281,000,000	281,000,000

		548,000,000

Total Fixed-Rate Obligations
(Cost $14,201,135,458)		14,201,135,458

Variable-Rate Obligations 11.9% of net assets

Allied Irish Bank PLC
0.56%, 10/12/10, 07/08/11	54,000,000	54,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.35%, 10/12/10, 12/13/10	40,000,000	40,000,000
0.41%, 10/07/10, 06/16/11	107,000,000	107,000,000
0.31%, 10/07/10, 06/28/11	58,000,000	58,000,000
Bank of America, N.A.
0.76%, 10/22/10, 10/21/11	147,000,000	147,000,000
Bank of Nova Scotia
0.26%, 10/04/10, 12/03/10	141,000,000	141,000,000
BNP Paribas
0.46%, 10/15/10, 06/15/11	390,000,000	390,000,000
Breckenridge Terrace L.L.C.
0.26%, 10/07/10, 05/01/39 (a)	1,000,000	1,000,000
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	26,000,000	26,000,000
Deutsche Bank AG
0.46%, 10/12/10, 01/10/11	70,000,000	69,998,970
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	107,000,000	107,000,000
Eagle County, Co
Housing Facilities Revenue Bonds (The Tarnes at BC) Series 1999B
Series 1999B 0.26%, 10/07/10, 05/01/39 (a)	2,000,000	2,000,000
Freddie Mac
0.38%, 10/12/10, 08/10/11	100,000,000	100,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	47,000,000	47,000,000
Rabobank Nederland
0.26%, 10/05/10, 11/05/10	70,000,000	70,000,000
0.35%, 10/15/10, 09/15/11	130,000,000	130,000,000
Royal Bank of Canada
0.26%, 10/04/10, 11/04/10	50,000,000	50,000,000
Societe Generale
0.37%, 10/07/10, 03/07/11	131,000,000	131,000,000
0.48%, 10/20/10, 06/20/11	60,000,000	60,000,000
Tenderfoot Seasonal Housing, CO
Housing Facilities Revenue Notes Series 2000B
Series 2000B 0.26%, 10/07/10, 07/01/35 (a)	2,885,000	2,885,000
Texas
General Obligation Refunding Bonds (Veterans Land) Series 2006A
0.33%, 10/07/10, 12/01/27 (a)	1,125,000	1,125,000
General Obligation Refunding Bonds (Vaterans) Series 2010B
0.27%, 10/07/10, 12/01/31 (a)	13,320,000	13,320,000
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2
0.33%, 10/07/10, 12/01/33 (a)	6,900,000	6,900,000
Westpac Banking Corp.
0.30%, 10/15/10, 03/15/11	175,000,000	174,991,856
0.31%, 10/01/10, 06/01/11	279,000,000	279,000,000
0.56%, 10/28/10, 10/28/11 (c)	100,000,000	100,000,000
Westpac Securities NZ Ltd.
0.34%, 10/04/10, 02/03/11 (a)(c)	50,000,000	49,970,096

Total Variable-Rate Obligations
(Cost $2,359,190,922)		2,359,190,922

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 14.7% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	3,838,564	3,838,564

Repurchase Agreements 14.7%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $617,800,000
0.30%, issued 09/30/10, due 10/01/10	600,005,000	600,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $254,000,000
0.22%, issued 09/30/10, due 10/01/10	250,001,528	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $103,700,000
0.22%, issued 09/08/10, due 10/07/10	100,017,722	100,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $336,601,469
0.25%, issued 09/30/10, due 10/01/10	330,002,292	330,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $67,687,444
0.30%, issued 09/30/10, due 10/01/10	66,359,285	66,358,732
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $466,200,000
0.25%, issued 09/30/10, due 10/01/10	450,003,125	450,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $78,162,564
0.40%, issued 09/28/10, due 10/05/10	75,005,833	75,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $85,768,412
0.22%, issued 09/21/10, due 10/01/10	82,005,011	82,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $115,061,395
0.24%, issued 09/30/10, due 10/01/10	110,000,733	110,000,000

4

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Portfolio Holdings  (Unaudited) continued

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $210,200,000
0.22%, issued 09/28/10, due 10/05/10	201,008,598	201,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $31,500,049
0.80%, issued 07/22/10, due 11/04/10 (d)	30,070,000	30,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $68,250,035
0.79%, issued 07/26/10, due 11/08/10 (d)	65,149,771	65,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $78,750,023
0.76%, issued 08/03/10, due 11/16/10 (d)	75,166,250	75,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $110,250,001
0.63%, issued 08/23/10, due 12/06/10 (d)	105,192,938	105,000,000
JPMorgan Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,700,000
0.21%, issued 09/22/10, due 10/01/10	100,005,250	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $257,000,000
0.40%, issued 09/30/10, due 10/01/10	250,002,778	250,000,000

		2,889,358,732

Total Other Investments
(Cost $2,893,197,296)		2,893,197,296

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 1.8% of net assets

Other Government Related 0.7%
Straight A Funding, L.L.C.
0.27%, 11/05/10 (a)(b)(c)(f)	135,000,000	134,964,563

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	108,000,000	107,993,760
0.20%, 01/13/11	108,000,000	107,937,600

		215,931,360

Total U.S. Government Securities
(Cost $350,895,923)		350,895,923

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $19,804,419,599.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,649,973,061 or 18.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $353,838,564 or 1.8% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47712SEP10

6

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

		Cost	Value
Holdings by Category		($)	($)

70.2%	Fixed-Rate Obligations	9,410,930,315	9,410,930,315
12.3%	Variable-Rate Obligations	1,643,594,229	1,643,594,229
15.6%	Other Investments	2,092,307,846	2,092,307,846
1.8%	U.S. Government Securities	245,927,355	245,927,355

99.9%	Total Investments	13,392,759,745	13,392,759,745
0.1%	Other Assets and Liabilities, Net		7,183,074

100.0%	Net Assets		13,399,942,819

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 70.2% of net assets

Bank Notes 3.2%
Bank of America, N.A.
0.30%, 11/10/10	156,000,000	156,000,000
0.28%, 12/08/10	184,000,000	184,000,000
0.30%, 01/07/11	32,000,000	32,000,000
0.46%, 02/04/11	60,000,000	60,000,000

		432,000,000

Certificates of Deposit 32.0%
Abbey National Treasury Services PLC
0.60%, 10/08/10 (a)	45,000,000	45,000,000
0.61%, 11/02/10 (a)	19,000,000	19,000,169
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	47,000,000	47,000,639
Banco Santander Central Hispano S.A.
0.65%, 02/04/11	74,000,000	74,000,000
0.64%, 03/03/11	25,000,000	25,000,000
Bank of Nova Scotia
0.21%, 10/29/10	104,000,000	104,000,000
0.23%, 11/03/10	55,000,000	55,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	60,000,000	60,000,000
0.57%, 11/09/10	12,000,000	12,001,816
0.42%, 12/16/10	35,000,000	35,008,114
Barclays Bank PLC
0.87%, 12/10/10	55,000,000	55,000,000
0.82%, 12/20/10	27,000,000	27,000,000
0.69%, 05/27/11	31,000,000	31,000,000
BNP Paribas
0.60%, 10/07/10	150,000,000	150,000,000
0.60%, 10/13/10	150,000,000	150,000,000
0.71%, 01/10/11	59,000,000	59,000,000
0.71%, 01/14/11	104,000,000	104,000,000
0.67%, 01/19/11	158,000,000	158,000,000
0.61%, 01/28/11	18,000,000	18,000,000
0.50%, 06/17/11	11,000,000	11,000,000
Citibank, N.A.
0.35%, 11/02/10	50,000,000	50,000,000
0.32%, 11/08/10	30,000,000	30,000,000
0.33%, 11/09/10	130,000,000	130,000,000
0.30%, 11/15/10	35,000,000	35,000,000
0.27%, 12/07/10	100,000,000	100,000,000
Commerzbank AG
0.39%, 11/10/10	65,000,000	65,000,000
0.38%, 11/12/10	14,000,000	14,000,000
Commonwealth Bank of Australia
0.48%, 10/06/10	12,000,000	12,000,000
Credit Agricole Corporate & Investment Bank
0.25%, 10/08/10	52,000,000	52,000,000
Deutsche Bank AG
0.51%, 06/20/11	127,000,000	127,000,000
0.50%, 06/21/11	10,000,000	10,000,000
DnB NOR Bank ASA
0.54%, 10/22/10	26,000,000	26,000,076
0.40%, 02/18/11	135,000,000	135,000,000
Intesa Sanpaolo
0.63%, 10/08/10	208,000,000	208,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	52,000,000	52,000,000
Lloyds TSB Bank PLC
0.62%, 10/12/10	10,000,000	10,000,000
0.95%, 12/17/10	42,000,000	42,000,000
0.72%, 01/18/11	24,000,000	24,000,000
0.63%, 02/07/11	80,000,000	80,000,000
0.47%, 03/23/11	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.56%, 10/01/10	44,000,000	44,000,000
0.57%, 10/06/10	79,000,000	79,000,000
0.40%, 10/28/10	45,000,000	45,000,000
0.33%, 11/09/10	24,000,000	24,000,000
Mizuho Corporate Bank Ltd.
0.24%, 10/18/10	72,000,000	72,000,000
0.24%, 10/19/10	38,000,000	38,000,000
0.30%, 11/09/10	26,000,000	26,000,000
National Australia Bank Ltd.
0.30%, 11/19/10	145,000,000	145,000,000
0.27%, 12/10/10	11,000,000	11,000,000
Nationwide Building Society
0.53%, 03/02/11	38,000,000	38,000,800
Nordea Bank Finland PLC
0.25%, 10/14/10	107,000,000	107,000,000

 1

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Royal Bank of Scotland PLC
0.65%, 10/05/10	37,000,000	37,000,000
0.52%, 10/20/10	15,000,000	15,000,000
0.60%, 10/27/10	16,000,000	16,000,000
0.62%, 12/13/10	130,000,000	130,000,000
0.93%, 12/17/10	40,000,000	40,000,000
0.68%, 06/07/11	24,000,000	24,000,000
0.66%, 06/16/11	2,000,000	2,000,000
Societe Generale
0.42%, 03/15/11	83,000,000	83,000,000
0.40%, 04/08/11	61,000,000	61,000,000
State Street Bank & Trust
0.34%, 12/13/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.
0.32%, 11/08/10	104,000,000	104,000,000
0.32%, 11/10/10	39,000,000	39,000,000
0.31%, 11/22/10	24,000,000	24,000,000
0.30%, 01/04/11	26,000,000	26,000,000
Sumitomo Trust & Banking Co.
0.60%, 10/22/10	35,000,000	35,000,000
0.41%, 10/29/10	35,000,000	35,000,000
0.55%, 05/24/11	43,000,000	43,001,398
Toronto Dominion Bank
0.50%, 10/06/10	29,000,000	29,000,000
UBS AG
0.70%, 01/31/11	19,000,000	19,000,000
0.48%, 02/09/11	146,000,000	146,000,000
0.59%, 05/31/11	41,000,000	41,000,000
UniCredit Bank AG

0.73%, 10/28/10	39,000,000	39,000,000
UniCredit S.p.A.
0.72%, 10/12/10	27,000,000	27,000,000
0.73%, 10/26/10	40,000,000	40,000,000
0.65%, 11/15/10	9,000,000	9,000,000
0.67%, 01/03/11	16,000,000	16,000,000
0.95%, 02/22/11	25,000,000	25,000,000
Union Bank, N.A.
0.27%, 12/22/10	53,000,000	53,000,000

		4,283,013,012

Commercial Paper & Other Corporate Obligations 23.6%
Alpine Securitization Corp.
0.24%, 10/19/10 (a)(b)(c)	58,000,000	57,993,040
0.25%, 10/19/10 (a)(b)(c)	15,000,000	14,998,125
0.24%, 10/21/10 (a)(b)(c)	20,000,000	19,997,333
Argento Variable Funding Co., L.L.C.
0.49%, 12/02/10 (a)(b)(c)	56,000,000	55,952,742
Atlantis One Funding Corp.
0.24%, 10/29/10 (a)(b)(c)	38,000,000	37,992,907
0.27%, 11/12/10 (a)(b)(c)	41,000,000	40,987,085
0.30%, 12/14/10 (a)(b)(c)	86,000,000	85,946,967
Bank of America Corp.
0.30%, 11/10/10	117,000,000	116,961,000
0.33%, 11/12/10	16,000,000	15,993,840
Barclays US Funding Corp.
0.50%, 10/27/10 (a)	67,000,000	66,975,805
BNZ International Funding Ltd.
0.28%, 12/02/10 (a)	16,000,000	15,992,284
0.29%, 12/02/10 (a)	17,000,000	16,991,509
CAFCO, L.L.C.
0.67%, 01/18/11 (a)(b)(c)	10,000,000	9,979,714
0.64%, 01/19/11 (a)(b)(c)	65,000,000	64,872,889
0.64%, 01/20/11 (a)(b)(c)	42,000,000	41,917,120
0.39%, 02/17/11 (a)(b)(c)	13,000,000	12,980,424
Cancara Asset Securitization, L.L.C.
0.52%, 10/19/10 (a)(b)(c)	100,000,000	99,974,000
0.41%, 11/03/10 (a)(b)(c)	30,000,000	29,988,725
Chariot Funding, L.L.C.
0.30%, 11/08/10 (a)(b)(c)	50,000,000	49,984,167
Ciesco, L.L.C.
0.64%, 01/13/11 (a)(b)(c)	8,000,000	7,985,209
0.56%, 02/02/11 (a)(b)(c)	57,000,000	56,890,053
Citigroup Funding, Inc.
0.60%, 10/18/10 (a)	42,000,000	41,988,100
0.59%, 02/01/11 (a)	87,000,000	86,824,622
0.40%, 03/16/11 (a)	29,000,000	28,946,511
Commonwealth Bank of Australia
0.28%, 11/15/10 (c)	115,000,000	114,959,750
CRC Funding, L.L.C.
0.67%, 01/13/11 (a)(b)(c)	92,000,000	91,821,929
0.67%, 01/14/11 (a)(b)(c)	50,000,000	49,902,292
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.27%, 10/04/10 (b)(c)	72,000,000	71,998,380
0.40%, 11/01/10 (b)(c)	10,000,000	9,996,556
0.38%, 11/03/10 (b)(c)	38,000,000	37,986,763
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	38,000,000	38,000,000
Falcon Asset Securitization Corp.
0.23%, 10/06/10 (a)(b)(c)	50,000,000	49,998,403
Gemini Securitization Corp., L.L.C.
0.22%, 10/04/10 (a)(b)(c)	97,000,000	96,998,222
General Electric Capital Corp.
0.52%, 10/15/10	148,000,000	147,970,071
0.52%, 10/18/10	50,000,000	49,987,722
0.52%, 10/19/10	60,000,000	59,984,400
0.40%, 04/28/11	76,000,000	75,823,511
0.40%, 05/06/11	138,000,000	137,667,267
Grampian Funding, L.L.C.
0.47%, 10/26/10 (a)(b)(c)	39,000,000	38,987,271
0.58%, 02/10/11 (a)(b)(c)	20,000,000	19,957,467
0.52%, 02/15/11 (a)(b)(c)	9,000,000	8,982,190
0.50%, 03/15/11 (a)(b)(c)	27,000,000	26,938,125
0.51%, 03/17/11 (a)(b)(c)	41,000,000	40,903,001
Jupiter Securitization Corp.
0.23%, 10/06/10 (a)(b)(c)	41,600,000	41,598,671
Lloyds TSB Bank PLC
0.50%, 03/10/11	46,000,000	45,897,778
Market Street Funding Corp.
0.28%, 11/29/10 (a)(b)(c)	28,000,000	27,987,151
Nationwide Building Society
0.70%, 11/09/10	9,000,000	8,993,175
0.80%, 01/04/11	19,000,000	18,959,889
0.48%, 03/18/11	2,000,000	1,995,520
Nieuw Amsterdam Receivables Corp.
0.25%, 10/07/10 (a)(b)(c)	24,000,000	23,999,000
0.30%, 10/13/10 (a)(b)(c)	20,000,000	19,998,000
0.35%, 11/05/10 (a)(b)(c)	50,000,000	49,982,986
Old Line Funding, L.L.C.
0.24%, 10/01/10 (a)(b)(c)	8,000,000	8,000,000
Santander Central Hispano Finance (Delaware), Inc.
0.51%, 10/01/10 (a)	6,000,000	6,000,000
0.53%, 11/15/10 (a)	130,000,000	129,913,875
Sheffield Receivables Corp.
0.26%, 11/18/10 (a)(b)(c)	27,000,000	26,990,640
0.27%, 12/09/10 (a)(b)(c)	75,000,000	74,961,187
Societe Generale North America, Inc.
0.64%, 10/04/10 (a)	68,000,000	67,996,373
0.24%, 10/07/10 (a)	12,000,000	11,999,520
0.31%, 01/27/11 (a)	35,000,000	34,964,436

2

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Solitaire Funding, L.L.C.
0.31%, 10/12/10 (a)(b)(c)	25,000,000	24,997,632
0.53%, 10/18/10 (a)(b)(c)	59,000,000	58,985,234
0.26%, 10/25/10 (a)(b)(c)	40,000,000	39,993,067
0.45%, 10/25/10 (a)(b)(c)	5,000,000	4,998,500
Thames Asset Global Securitization No. 1, Inc.
0.26%, 10/12/10 (a)(b)(c)	113,000,000	112,991,023
UniCredit Bank Ireland PLC
0.74%, 10/14/10 (a)(c)	53,000,000	52,985,837
Variable Funding Capital Corp.
0.27%, 10/06/10 (a)(b)(c)	11,000,000	10,999,587
0.25%, 11/02/10 (a)(b)(c)	14,000,000	13,996,889

		3,168,163,461

Fixed-Rate Coupon Notes 2.1%
Federal Home Loan Bank
0.50%, 10/19/10	100,000,000	99,998,728
0.50%, 10/20/10	88,000,000	87,998,285
0.48%, 10/25/10	96,000,000	95,998,338

		283,995,351

Fixed-Rate Discount Notes 5.9%
Fannie Mae
0.18%, 10/01/10	15,000,000	15,000,000
0.17%, 10/18/10	1,500,000	1,499,880
0.20%, 11/01/10	15,000,000	14,997,481
0.17%, 11/03/10	156,500,000	156,475,612
0.17%, 11/09/10	28,000,000	27,994,843
0.17%, 11/15/10	60,000,000	59,987,250
Federal Home Loan Bank
0.18%, 10/06/10	5,000,000	4,999,875
0.17%, 10/08/10	6,500,000	6,499,785
0.16%, 10/13/10	127,000,000	126,993,227
0.17%, 10/22/10	83,153,000	83,144,754
0.16%, 11/03/10	5,000,000	4,999,267
0.17%, 11/10/10	20,000,000	19,996,222
0.17%, 11/12/10	31,000,000	30,993,852
Freddie Mac
0.18%, 10/05/10	1,025,000	1,024,979
0.17%, 10/13/10	1,000,000	999,943
0.18%, 10/13/10	1,890,000	1,889,887
0.18%, 10/18/10	1,445,000	1,444,877
0.14%, 10/26/10	22,000,000	21,997,861
0.17%, 10/26/10	3,000,000	2,999,646
0.17%, 11/15/10	4,000,000	3,999,150
0.17%, 11/16/10	100,000,000	99,978,278
0.18%, 11/22/10	84,868,000	84,846,547
0.18%, 11/24/10	18,000,000	17,995,275

		790,758,491

Promissory Note 0.4%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	50,000,000	50,000,000

Time Deposits 3.0%
Bank of Ireland
0.47%, 10/05/10	53,000,000	53,000,000
Citibank, N.A.
0.24%, 10/01/10	56,000,000	56,000,000
0.24%, 10/06/10	39,000,000	39,000,000
Commerzbank AG
0.16%, 10/01/10	67,000,000	67,000,000
Svenska Handelsbanken AB
0.20%, 10/01/10	188,000,000	188,000,000

		403,000,000

Total Fixed-Rate Obligations
(Cost $9,410,930,315)		9,410,930,315

Variable-Rate Obligations 12.3% of net assets

ABAG Financial Authority for Nonprofit Corps - Series B
Revenue Bonds (Public Policy Institute) Series 2001
0.50%, 10/07/10, 11/01/31 (a)	17,620,000	17,620,000
Allied Irish Bank PLC
0.56%, 10/07/10, 07/08/11	36,000,000	36,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.41%, 10/07/10, 06/16/11	74,000,000	74,000,000
0.31%, 10/07/10, 06/28/11	47,000,000	47,000,000
Barclays Bank PLC
0.46%, 10/12/10, 02/14/11	15,000,000	15,000,000
Citigroup, Inc.
0.45%, 11/18/10, 05/18/11	48,010,000	47,886,314
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	74,000,000	74,000,000
0.56%, 10/27/10, 10/27/11 (c)	150,000,000	150,000,000
Deutsche Bank AG
0.46%, 10/12/10, 01/10/11	48,000,000	47,999,294
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	73,000,000	73,000,000
Federal Home Loan Bank
0.16%, 10/25/10, 07/25/11	25,000,000	24,990,685
Freddie Mac
0.38%, 10/12/10, 08/10/11	125,000,000	125,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	129,000,000	129,000,000
National Australia Bank Ltd.
0.28%, 10/29/10, 01/31/11	13,000,000	13,000,000
New Jersey Economic Development Auth
Lease Revenus Bonds (Camden Center) Series 2002A
0.36%, 10/07/10, 03/15/18 (a)	16,800,000	16,800,000
Lease Revenus Bonds (Camden Center) Series 2002B
0.36%, 10/07/10, 03/15/18 (a)	20,000,000	20,000,000
Rabobank Nederland
0.26%, 10/05/10, 11/05/10	67,000,000	67,000,000
0.35%, 10/13/10, 09/13/11	145,000,000	145,000,000
Royal Bank of Canada
0.26%, 10/04/10, 11/04/10	50,000,000	50,000,000
Societe Generale
0.37%, 10/07/10, 03/07/11	69,000,000	69,000,000
0.48%, 10/20/10, 06/20/11	6,000,000	6,000,000
Southeast Christian Church of Jefferson County, KY
Bonds Series 2003
0.31%, 10/07/10, 03/01/13 (a)	2,320,000	2,320,000
Westpac Banking Corp.
0.30%, 10/15/10, 03/15/11	50,000,000	49,997,673
0.31%, 10/01/10, 06/01/11	20,000,000	20,000,000
0.35%, 10/18/10, 09/16/11 (c)	290,000,000	290,000,000
Westpac Securities NZ Ltd.
0.34%, 10/04/10, 02/03/11 (a)(c)	33,000,000	32,980,263

Total Variable-Rate Obligations
(Cost $1,643,594,229)		1,643,594,229

 3

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 15.6% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	3,759,258	3,759,258

Repurchase Agreements 15.6%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $411,500,000
0.30%, issued 09/30/10, due 10/01/10	400,003,333	400,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $178,079,751
0.22%, issued 09/30/10, due 10/01/10	175,001,069	175,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $114,900,000
0.18%, issued 09/29/10, due 10/06/10	110,003,850	110,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $44,420,482
0.30%, issued 09/30/10, due 10/01/10	43,548,951	43,548,588
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $229,505,062
0.25%, issued 09/30/10, due 10/01/10	225,001,563	225,000,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $620,965,887
0.25%, issued 09/30/10, due 10/01/10	600,004,167	600,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Equity Securities with a value of $49,995,273
0.40%, issued 09/28/10, due 10/05/10	50,003,889	50,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $60,644,202
0.22%, issued 09/21/10, due 10/01/10	58,003,544	58,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,800,000
0.21%, issued 09/24/10, due 10/01/10	196,008,003	196,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $48,109,500
0.22%, issued 09/28/10, due 10/05/10	46,001,968	46,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Equity Securities with a value of $47,250,071
0.80%, issued 07/22/10, due 11/04/10 (d)	45,105,000	45,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Equity Securities with a value of $110,250,014
0.79%, issued 07/23/10, due 11/05/10 (d)	105,241,938	105,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Equity Securities with a value of $36,750,033
0.76%, issued 08/03/10, due 11/16/10 (d)	35,077,583	35,000,000

Total Other Investments
(Cost $2,092,307,846)		2,092,307,846

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 1.8% of net assets

Other Government Related 0.7%
Straight A Funding, L.L.C.
0.27%, 11/05/10 (a)(b)(c)(f)	100,000,000	99,973,750

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	73,000,000	72,995,783
0.20%, 01/13/11	73,000,000	72,957,822

		145,953,605

Total U.S. Government Securities
(Cost $245,927,355)		245,927,355

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $13,392,759,745.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,642,049,524 or 19.7% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $238,759,258 or 1.8% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

4

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47697SEP10

 5

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

71.3%		Federal Agency Securities	9,650,946,950	9,650,946,950
7.4%		U.S. Government and Government Agencies	999,704,037	999,704,037
27.7%		Other Investments	3,746,598,376	3,746,598,376

106.4%		Total Investments	14,397,249,363	14,397,249,363
(6	.4)%	Other Assets and Liabilities, Net		(870,879,351)

100.0%		Net Assets		13,526,370,012

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Federal Agency Securities 71.3% of net assets

Fixed-Rate Coupon Notes 8.4%
Federal Home Loan Bank
0.50%, 10/19/10	100,000,000	99,998,728
0.40%, 12/28/10 (d)	65,000,000	65,000,000
0.75%, 03/18/11	75,000,000	75,084,133
0.35%, 04/05/11	150,000,000	149,958,000
0.60%, 05/10/11 (d)	100,000,000	99,995,459
0.65%, 05/19/11 (d)	75,000,000	74,995,274
0.55%, 06/01/11	100,000,000	99,961,919
0.40%, 09/26/11 (d)	100,000,000	100,000,000
0.45%, 10/11/11 (d)	75,000,000	75,000,000
Freddie Mac
4.75%, 01/18/11	100,000,000	101,346,853
2.75%, 04/11/11	200,000,000	202,646,331

		1,143,986,697

Fixed-Rate Discount Notes 47.6%
Fannie Mae
0.19%, 10/01/10	65,000,000	65,000,000
0.21%, 10/01/10	100,000,000	100,000,000
0.26%, 10/01/10	27,686,000	27,686,000
0.23%, 10/01/10	283,784,000	283,784,000
0.22%, 10/01/10	215,188,000	215,188,000
0.20%, 10/13/10	50,300,000	50,296,647
0.18%, 10/20/10	214,400,000	214,380,198
0.20%, 11/01/10	50,000,000	49,991,604
0.22%, 11/01/10	310,865,000	310,805,968
0.23%, 11/01/10	998,668,000	998,474,506
0.17%, 11/01/10	32,903,874	32,899,057
0.30%, 11/03/10	70,000,000	69,980,750
0.18%, 11/10/10	104,455,000	104,434,109
0.17%, 11/15/10	100,000,000	99,978,750
0.25%, 12/01/10	97,776,000	97,734,581
0.20%, 12/01/10	697,798,000	697,561,525
0.25%, 12/20/10	200,000,000	199,888,889
0.26%, 12/22/10	100,000,000	99,940,778
0.21%, 01/03/11	743,356,000	742,952,017
0.30%, 01/18/11	100,000,000	99,909,167
0.27%, 02/01/11	100,000,000	99,907,750
0.28%, 04/01/11	100,000,000	99,858,444
0.42%, 07/05/11	75,000,000	74,757,625
Federal Home Loan Bank
0.20%, 10/15/10	200,000,000	199,984,444
0.18%, 11/10/10	192,500,000	192,461,500
0.19%, 11/19/10	200,000,000	199,948,278
Freddie Mac
0.16%, 11/10/10	200,000,000	199,964,444
0.18%, 11/15/10	166,700,000	166,662,492
0.20%, 01/11/11	8,000,000	7,995,467
0.22%, 01/18/11	40,000,000	39,973,356
0.21%, 01/18/11	200,000,000	199,872,833
0.21%, 02/02/11	200,000,000	199,855,333
0.23%, 04/05/11	200,000,000	199,762,333

		6,441,890,845

Variable-Rate Coupon Notes 15.3%
Fannie Mae
0.17%, 10/11/10, 08/11/11	300,000,000	299,861,063
0.22%, 10/19/10, 09/19/11	50,000,000	49,980,710
0.28%, 10/23/10, 08/23/12	100,000,000	99,942,444
Federal Farm Credit Bank
0.27%, 10/28/10, 02/28/11	71,000,000	71,000,000
Federal Home Loan Bank
0.42%, 10/29/10	35,000,000	34,999,255
0.23%, 11/08/10	100,000,000	100,000,000
0.19%, 10/26/10, 11/26/10	50,000,000	50,000,000
0.39%, 10/15/10, 07/15/11	150,000,000	149,940,077
0.16%, 10/25/10, 07/25/11	100,000,000	99,962,739
0.16%, 10/01/10, 08/01/11	150,000,000	149,962,167
0.17%, 10/12/10, 08/12/11	200,000,000	199,851,632
0.16%, 10/25/10, 08/25/11	110,000,000	109,873,681
Freddie Mac
0.38%, 10/12/10, 08/10/11 (d)	150,000,000	150,000,000
0.35%, 10/01/10, 11/21/11	100,000,000	99,953,975
0.22%, 10/16/10, 02/16/12	100,000,000	99,944,463
0.23%, 10/03/10, 04/03/12	200,000,000	199,877,718

 1

 Schwab Government Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.24%, 10/11/10, 05/11/12	100,000,000	99,919,484

		2,065,069,408

Total Federal Agency Securities
(Cost $9,650,946,950)		9,650,946,950

U.S. Government and Government Agencies 7.4% of net assets

Other Government Related 7.4%
Straight A Funding, L.L.C.
0.37%, 10/04/10 (a)(b)(c)(e)	50,000,000	49,998,458
0.35%, 10/05/10 (a)(b)(c)(e)	50,080,000	50,078,052
0.29%, 10/19/10 (a)(b)(c)(e)	41,000,000	40,994,055
0.33%, 10/25/10 (a)(b)(c)(e)	13,515,000	13,512,027
0.28%, 11/02/10 (a)(b)(c)(e)	75,000,000	74,981,333
0.27%, 11/04/10 (a)(b)(c)(e)	49,966,000	49,953,259
0.27%, 11/08/10 (a)(b)(c)(e)	100,040,000	100,011,489
0.27%, 11/09/10 (a)(b)(c)(e)	100,000,000	99,970,750
0.23%, 11/12/10 (a)(b)(c)(e)	22,000,000	21,994,097
0.25%, 11/16/10 (a)(b)(c)(e)	282,931,000	282,840,619
0.25%, 11/22/10 (a)(b)(c)(e)	50,000,000	49,981,944
0.25%, 12/06/10 (a)(b)(c)(e)	100,000,000	99,954,167
0.25%, 12/10/10 (a)(b)(c)(e)	15,467,000	15,459,481
0.25%, 12/14/10 (a)(b)(c)(e)	50,000,000	49,974,306

Total U.S. Government and Government Agencies
(Cost $999,704,037)		999,704,037

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 27.7% of net assets

Repurchase Agreements 27.7%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,027,538,390
0.30%, issued 09/30/10, due 10/01/10	1,000,008,333	1,000,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $1,014,300,000
0.22%, issued 09/30/10, due 10/01/10	1,000,006,111	1,000,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $577,000,000
0.22%, issued 09/08/10, due 10/07/10	550,097,472	550,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $98,533,585
0.30%, issued 09/30/10, due 10/01/10	96,599,181	96,598,376
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $1,035,800,000
0.25%, issued 09/30/10, due 10/01/10	1,000,006,944	1,000,000,000
Morgan Stanley
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $101,600,000
0.30%, issued 09/30/10, due 10/01/10	100,000,833	100,000,000

Total Other Investments
(Cost $3,746,598,376)		3,746,598,376

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $14,397,249,363.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $999,704,037 or 7.4% of net assets.
(d)	Callable security.
(e)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Schwab Government Money Fund

Portfolio Holdings  (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG44701SEP10

 3

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

		Cost	Value
Holdings by Category		($)	($)

6.6%	U.S. Government Agency Securities	1,134,271,521	1,134,271,521
83.0%	U.S. Government Securities	14,316,989,952	14,316,989,952
10.4%	Variable-Rate Obligations	1,799,361,624	1,799,361,624

100.0%	Total Investments	17,250,623,097	17,250,623,097
0.0%	Other Assets and Liabilities, Net		7,692,284

100.0%	Net Assets		17,258,315,381

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Agency Securities 6.6% of net assets

Fixed-Rate Discount Notes 6.6%
Fannie Mae
0.25%, 10/12/10	99,000,000	98,992,438
0.15%, 10/25/10	100,000,000	99,990,000
0.20%, 01/20/11	300,000,000	299,815,000
Federal Home Loan Bank
0.01%, 10/01/10	50,305,000	50,305,000
0.03%, 10/01/10	235,300,000	235,300,000
Freddie Mac
0.30%, 10/04/10	150,000,000	149,996,250
0.21%, 01/18/11	200,000,000	199,872,833

Total U.S. Government Agency Securities
(Cost $1,134,271,521)		1,134,271,521

U.S. Government Securities 83.0% of net assets

Treasury Notes 9.8%
U.S. Treasury Notes
4.25%, 10/15/10	75,000,000	75,117,455
1.50%, 10/31/10	616,000,000	616,670,544
4.38%, 12/15/10	46,000,000	46,396,734
0.88%, 01/31/11	850,000,000	851,888,003
0.88%, 02/28/11	100,000,000	100,252,500

		1,690,325,236

U.S. Treasury Bills 73.2%
U.S. Treasury Bills
0.14%, 10/07/10	94,280,000	94,277,800
0.17%, 10/07/10	259,600,000	259,592,861
0.15%, 10/14/10	300,000,000	299,983,750
0.16%, 10/14/10	800,000,000	799,954,139
0.25%, 10/14/10	200,000,000	199,982,306
0.12%, 10/21/10	300,000,000	299,980,001
0.13%, 10/21/10	300,000,000	299,978,333
0.14%, 10/21/10	400,000,000	399,968,889
0.16%, 10/21/10	250,000,000	249,977,778
0.15%, 10/28/10	600,000,000	599,932,499
0.24%, 10/28/10	200,000,000	199,964,000
0.12%, 11/04/10	850,000,000	849,903,667
0.13%, 11/04/10	100,000,000	99,988,194
0.15%, 11/12/10	1,000,000,000	999,826,168
0.15%, 11/18/10	650,000,000	649,870,999
0.16%, 11/18/10	300,000,000	299,937,999
0.23%, 11/18/10	195,000,000	194,940,200
0.15%, 11/26/10	900,000,000	899,790,002
0.16%, 11/26/10	600,000,000	599,854,167
0.16%, 12/02/10	600,000,000	599,839,832
0.13%, 12/09/10	700,000,000	699,825,583
0.14%, 12/09/10	750,000,000	749,805,938
0.14%, 12/16/10	650,000,000	649,807,888
0.15%, 12/16/10	650,000,000	649,796,806
0.41%, 12/16/10	50,000,000	49,956,722
0.16%, 12/23/10	130,430,000	130,381,886
0.21%, 01/06/11	500,000,000	499,719,642
0.20%, 01/13/11	300,000,000	299,826,667

		12,626,664,716

Total U.S. Government Securities
(Cost $14,316,989,952)		14,316,989,952

Variable-Rate Obligations 10.4% of net assets

Fannie Mae
0.28%, 10/23/10, 08/23/12	100,000,000	99,942,444
Federal Home Loan Bank
0.42%, 10/29/10	200,000,000	199,998,354
0.17%, 10/12/10, 08/12/11	100,000,000	99,886,478
0.28%, 10/13/10, 10/13/11	100,000,000	99,979,127
0.37%, 10/27/10, 10/27/11	350,000,000	350,060,119
0.38%, 11/07/10, 11/07/11	250,000,000	249,890,164
Freddie Mac
0.22%, 10/14/10, 12/14/11	400,000,000	399,807,737
0.23%, 10/03/10, 04/03/12	200,000,000	199,877,717

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.24%, 10/11/10, 05/11/12	100,000,000	99,919,484

Total Variable-Rate Obligations
(Cost $1,799,361,624)		1,799,361,624

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $17,250,623,097.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47702SEP10

2

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

71.3%		Fixed-Rate Obligations	16,935,277,184	16,935,277,184
12.1%		Variable-Rate Obligations	2,881,134,106	2,881,134,106
14.9%		Other Investments	3,523,224,818	3,523,224,818
2.0%		U.S. Government Securities	464,259,651	464,259,651

100.3%		Total Investments	23,803,895,759	23,803,895,759
(0	.3)%	Other Assets and Liabilities, Net		(61,094,947)

100.0%		Net Assets		23,742,800,812

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 71.3% of net assets

Bank Notes 5.0%
Bank of America, N.A.
0.40%, 10/25/10	289,000,000	289,000,000
0.52%, 11/01/10	40,000,000	40,000,000
0.29%, 11/08/10	77,000,000	77,000,000
0.30%, 11/10/10	14,000,000	14,000,000
0.28%, 12/01/10	20,000,000	20,000,000
0.30%, 01/05/11	150,000,000	150,000,000
0.57%, 01/26/11	138,000,000	138,000,000
0.55%, 02/01/11	101,000,000	101,000,000
Chase Bank USA, N.A.
0.24%, 11/23/10	362,000,000	362,000,000

		1,191,000,000

Certificates of Deposit 34.0%
Abbey National Treasury Services PLC
0.61%, 11/02/10 (a)	118,000,000	118,001,047
0.67%, 03/29/11 (a)	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	59,000,000	59,000,802
0.42%, 11/23/10	112,000,000	112,000,000
Banco Santander Central Hispano S.A.
0.60%, 02/04/11	42,000,000	42,000,000
0.65%, 02/04/11	101,000,000	101,000,000
Bank of Nova Scotia
0.25%, 10/01/10	134,000,000	134,000,000
0.24%, 10/28/10	39,000,000	39,000,000
0.23%, 11/03/10	90,000,000	90,000,000
0.27%, 11/08/10	183,000,000	183,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	69,000,000	69,000,000
0.57%, 11/09/10	16,000,000	16,002,422
0.30%, 01/05/11	180,000,000	180,000,000
Barclays Bank PLC
0.82%, 12/20/10	69,000,000	69,000,000
0.72%, 05/04/11	92,000,000	92,000,000
0.60%, 06/22/11	26,000,000	26,000,000
BNP Paribas
0.61%, 10/01/10	70,000,000	70,000,000
0.60%, 10/07/10	310,000,000	310,000,000
0.60%, 10/13/10	187,000,000	187,000,000
0.50%, 11/29/10	108,000,000	108,000,000
0.30%, 01/03/11	141,000,000	141,000,000
0.67%, 01/19/11	2,000,000	2,000,000
0.61%, 01/28/11	175,000,000	175,000,000
0.46%, 02/14/11	127,000,000	127,000,000
0.49%, 05/24/11	15,000,000	15,000,000
0.52%, 05/31/11	4,000,000	4,000,000
Citibank, N.A.
0.33%, 11/02/10	150,000,000	150,000,000
0.35%, 11/02/10	75,000,000	75,000,000
0.32%, 11/08/10	55,000,000	55,000,000
0.33%, 11/09/10	130,000,000	130,000,000
0.30%, 11/15/10	105,000,000	105,000,000
0.40%, 02/09/11	200,000,000	200,000,000
Commerzbank AG
0.39%, 11/10/10	121,000,000	121,000,000
0.38%, 11/12/10	25,000,000	25,000,000
Commonwealth Bank of Australia
0.48%, 10/06/10	149,000,000	149,000,000
0.25%, 11/01/10	35,000,000	35,000,000
0.28%, 11/30/10	50,000,000	50,000,000
0.27%, 12/01/10	48,000,000	48,000,000
Credit Agricole S.A.
0.21%, 10/01/10	95,000,000	95,000,000
Deutsche Bank AG
0.29%, 11/09/10	275,000,000	275,000,000
0.50%, 06/21/11	75,000,000	75,000,000
DnB NOR Bank ASA
0.40%, 02/18/11	295,000,000	295,000,000
Intesa Sanpaolo
0.40%, 11/10/10	141,000,000	141,000,000
0.40%, 11/19/10	225,000,000	225,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	98,000,000	98,000,000
Lloyds TSB Bank PLC
0.95%, 12/17/10	103,000,000	103,000,000
0.47%, 03/23/11	248,000,000	248,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.56%, 10/01/10	184,000,000	184,000,000
0.40%, 10/28/10	86,000,000	86,000,000

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Mizuho Corporate Bank Ltd.
0.24%, 10/18/10	58,000,000	58,000,000
0.24%, 10/19/10	90,000,000	90,000,000
0.25%, 11/08/10	92,000,000	92,000,000
National Australia Bank Ltd.
0.30%, 11/19/10	89,000,000	89,000,000
Nordea Bank Finland PLC
0.21%, 10/01/10	113,000,000	113,000,000
0.25%, 10/14/10	10,000,000	10,000,000
Royal Bank of Scotland PLC
0.60%, 10/27/10	125,000,000	125,000,000
0.93%, 12/17/10	104,000,000	104,000,000
0.68%, 06/07/11	214,000,000	214,000,000
0.66%, 06/16/11	39,000,000	39,000,000
Societe Generale
0.62%, 10/05/10	88,000,000	88,000,000
0.60%, 10/07/10	157,000,000	157,000,000
0.40%, 04/08/11	23,000,000	23,000,000
State Street Bank & Trust
0.34%, 12/13/10	54,000,000	54,000,000
Sumitomo Mitsui Banking Corp.
0.41%, 10/22/10	166,000,000	166,000,000
0.32%, 11/08/10	79,000,000	79,000,000
0.30%, 11/17/10	38,000,000	38,000,000
0.31%, 11/22/10	53,000,000	53,000,000
Sumitomo Trust & Banking Co.
0.32%, 11/08/10	60,000,000	60,000,000
0.33%, 01/07/11	50,000,000	50,000,680
0.55%, 05/24/11	45,000,000	45,001,463
Svenska Handelsbanken AB
0.26%, 11/22/10	51,000,000	51,000,000
UBS AG
0.56%, 10/01/10	130,000,000	130,000,000
0.70%, 01/31/11	77,000,000	77,000,000
0.48%, 02/09/11	110,000,000	110,000,000
0.59%, 05/31/11	75,000,000	75,000,000
UniCredit Bank AG
0.73%, 10/28/10	73,000,000	73,000,000
UniCredit S.p.A.
0.73%, 10/25/10	81,000,000	81,000,000
0.73%, 10/26/10	20,000,000	20,000,000
0.73%, 11/08/10	77,000,000	77,000,000
0.65%, 11/18/10	14,000,000	14,000,000
0.95%, 02/22/11	130,000,000	130,000,000
Union Bank, N.A.
0.28%, 12/03/10	55,000,000	55,000,000

		8,079,006,414

Commercial Paper & Other Corporate Obligations 20.3%
Alpine Securitization Corp.
0.16%, 10/01/10 (a)(b)(c)	69,000,000	69,000,000
0.24%, 10/19/10 (a)(b)(c)	43,000,000	42,994,840
0.25%, 10/19/10 (a)(b)(c)	35,000,000	34,995,625
0.24%, 10/21/10 (a)(b)(c)	10,900,000	10,898,547
Argento Variable Funding Co., L.L.C.
0.30%, 11/29/10 (a)(b)(c)	51,750,000	51,724,556
0.51%, 03/02/11 (a)(b)(c)	31,000,000	30,933,247
0.51%, 03/14/11 (a)(b)(c)	21,000,000	20,951,210
Atlantis One Funding Corp.
0.24%, 10/29/10 (a)(b)(c)	126,000,000	125,976,480
0.27%, 11/12/10 (a)(b)(c)	32,000,000	31,989,920
0.31%, 12/10/10 (a)(b)(c)	119,000,000	118,928,269
Bank of America Corp.
0.33%, 11/12/10	13,000,000	12,994,995
0.46%, 02/04/11	232,000,000	231,626,480
BNZ International Funding Ltd.
0.28%, 12/02/10 (a)	7,000,000	6,996,624
0.29%, 12/02/10 (a)	17,000,000	16,991,509
0.41%, 02/25/11 (a)	37,000,000	36,938,056
CAFCO, L.L.C.
0.59%, 01/19/11 (a)(b)(c)	9,500,000	9,482,874
0.64%, 01/19/11 (a)(b)(c)	30,000,000	29,941,333
0.55%, 01/20/11 (a)(b)(c)	44,000,000	43,925,383
0.57%, 02/01/11 (a)(b)(c)	138,000,000	137,731,245
Cancara Asset Securitization, L.L.C.
0.27%, 10/07/10 (a)(b)(c)	195,000,000	194,991,225
0.26%, 10/12/10 (a)(b)(c)	5,000,000	4,999,603
0.26%, 10/20/10 (a)(b)(c)	100,000,000	99,986,278
0.45%, 10/26/10 (a)(b)(c)	12,000,000	11,996,250
Chariot Funding, L.L.C.
0.23%, 10/01/10 (a)(b)(c)	100,000,000	100,000,000
0.27%, 11/22/10 (a)(b)(c)	19,000,000	18,992,590
Ciesco, L.L.C.
0.64%, 01/13/11 (a)(b)(c)	33,000,000	32,938,987
0.64%, 01/14/11 (a)(b)(c)	85,000,000	84,841,333
0.35%, 02/14/11 (a)(b)(c)	24,000,000	23,968,267
Citigroup Funding, Inc.
0.49%, 02/07/11 (a)	117,000,000	116,794,567
Commonwealth Bank of Australia
0.28%, 11/05/10 (c)	100,000,000	99,972,778
0.26%, 11/08/10 (c)	100,000,000	99,972,556
0.28%, 11/15/10 (c)	56,000,000	55,980,400
CRC Funding, L.L.C.
0.30%, 01/10/11 (a)(b)(c)	62,000,000	61,947,817
0.57%, 02/01/11 (a)(b)(c)	58,000,000	57,887,045
0.56%, 02/02/11 (a)(b)(c)	44,000,000	43,915,129
0.55%, 02/03/11 (a)(b)(c)	4,000,000	3,992,361
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.40%, 11/01/10 (b)(c)	146,000,000	145,949,711
0.36%, 11/08/10 (b)(c)	73,000,000	72,972,260
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	66,000,000	66,000,000
Gemini Securitization Corp., L.L.C.
0.27%, 11/22/10 (a)(b)(c)	11,000,000	10,995,710
General Electric Capital Corp.
0.41%, 04/20/11	33,000,000	32,924,457
0.40%, 04/28/11	80,000,000	79,814,222
0.40%, 05/11/11	70,000,000	69,827,333
0.40%, 05/12/11	350,000,000	349,132,778
Grampian Funding, L.L.C.
0.36%, 11/16/10 (a)(b)(c)	11,000,000	10,994,940
0.58%, 02/10/11 (a)(b)(c)	20,000,000	19,957,467
0.52%, 02/15/11 (a)(b)(c)	141,000,000	140,720,977
0.50%, 03/15/11 (a)(b)(c)	68,000,000	67,844,167
HSBC USA, Inc.
0.30%, 11/09/10	19,000,000	18,993,928
Jupiter Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	60,000,000	60,000,000
Manhattan Asset Funding Capital Co., L.L.C.
0.27%, 10/18/10 (a)(b)(c)	22,000,000	21,997,195
Nationwide Building Society
0.48%, 03/18/11	120,000,000	119,731,200
Nieuw Amsterdam Receivables Corp.
0.25%, 10/26/10 (a)(b)(c)	44,000,000	43,992,361
0.35%, 11/02/10 (a)(b)(c)	16,600,000	16,594,835
0.35%, 11/09/10 (a)(b)(c)	72,000,000	71,972,700
0.30%, 11/17/10 (a)(b)(c)	35,000,000	34,986,292
Nordea North America, Inc.
0.25%, 10/13/10 (a)	157,000,000	156,986,917

2

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Ranger Funding Co., L.L.C.
0.25%, 10/26/10 (a)(b)(c)	99,000,000	98,982,812
Santander Central Hispano Finance (Delaware), Inc.
0.53%, 11/15/10 (a)	73,000,000	72,951,637
0.43%, 11/22/10 (a)	57,000,000	56,964,597
0.67%, 02/04/11 (a)	137,000,000	136,678,735
Sheffield Receivables Corp.
0.25%, 10/08/10 (a)(b)(c)	30,000,000	29,998,542
0.25%, 10/14/10 (a)(b)(c)	44,500,000	44,495,983
0.27%, 12/01/10 (a)(b)(c)	32,250,000	32,235,246
Societe Generale North America, Inc.
0.63%, 10/01/10 (a)	124,000,000	124,000,000
0.64%, 10/04/10 (a)	20,000,000	19,998,933
0.24%, 10/07/10 (a)	88,000,000	87,996,480
Solitaire Funding, L.L.C.
0.31%, 10/12/10 (a)(b)(c)	9,150,000	9,149,133
0.50%, 10/20/10 (a)(b)(c)	98,000,000	97,974,139
0.47%, 10/22/10 (a)(b)(c)	95,000,000	94,973,954
0.32%, 11/30/10 (a)(b)(c)	9,000,000	8,995,200
Ticonderoga Funding, L.L.C.
0.38%, 10/26/10 (a)(b)(c)	18,000,000	17,995,250
0.53%, 10/27/10 (a)(b)(c)	75,000,000	74,971,292
Variable Funding Capital Corp.
0.27%, 10/06/10 (a)(b)(c)	20,000,000	19,999,250

		4,818,949,012

Fixed-Rate Coupon Notes 1.1%
Federal Home Loan Bank
0.50%, 10/19/10	100,000,000	99,998,728
0.48%, 10/25/10	154,000,000	153,997,333

		253,996,061

Fixed-Rate Discount Notes 6.4%
Fannie Mae
0.14%, 10/01/10	33,000,000	33,000,000
0.17%, 10/18/10	54,000,000	53,995,665
0.16%, 10/20/10	100,000,000	99,991,556
0.17%, 10/27/10	2,000,000	1,999,754
0.14%, 11/01/10	75,000,000	74,987,406
0.17%, 11/01/10	39,591,354	39,585,558
0.16%, 11/03/10	60,000,000	59,991,475
0.15%, 11/09/10	83,000,000	82,986,513
0.17%, 11/15/10	7,000,000	6,998,513
Federal Home Loan Bank
0.14%, 10/06/10	65,000,000	64,998,736
0.17%, 10/13/10	50,000,000	49,997,167
0.15%, 10/20/10	51,000,000	50,995,962
0.11%, 10/27/10	186,000,000	185,985,223
0.14%, 11/03/10	8,000,000	7,998,863
0.16%, 11/03/10	3,025,000	3,024,556
0.17%, 11/05/10	200,000,000	199,966,944
0.17%, 11/10/10	166,000,000	165,969,200
0.18%, 11/12/10	45,000,000	44,990,550
0.18%, 11/24/10	209,000,000	208,945,138
Freddie Mac
0.14%, 10/26/10	41,000,000	40,996,014
0.15%, 10/26/10	48,926,000	48,920,904

		1,526,325,697

Promissory Note 0.6%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	143,000,000	143,000,000

Time Deposits 3.9%
Australia & New Zealand Banking Group Ltd.
0.22%, 10/01/10	137,000,000	137,000,000
0.20%, 10/01/10	156,000,000	156,000,000
0.22%, 10/04/10	63,000,000	63,000,000
Bank of Ireland
0.47%, 10/05/10	95,000,000	95,000,000
Citibank, N.A.
0.24%, 10/01/10	74,000,000	74,000,000
Commerzbank AG
0.16%, 10/01/10	115,000,000	115,000,000
Svenska Handelsbanken AB
0.20%, 10/01/10	283,000,000	283,000,000

		923,000,000

Total Fixed-Rate Obligations
(Cost $16,935,277,184)		16,935,277,184

Variable-Rate Obligations 12.1% of net assets

Allied Irish Bank PLC
0.56%, 10/07/10, 07/08/11	67,000,000	67,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.41%, 10/07/10, 06/16/11	134,000,000	134,000,000
Bank of America, N.A.
0.76%, 10/22/10, 10/21/11	149,000,000	149,000,000
Barclays Bank PLC
0.46%, 10/12/10, 02/14/11	165,000,000	165,000,000
Citigroup, Inc.
0.45%, 11/18/10, 05/18/11	50,000,000	49,871,187
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	40,000,000	40,000,000
0.56%, 10/27/10, 10/27/11 (c)	50,000,000	50,000,000
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	134,000,000	134,000,000
Freddie Mac
0.38%, 10/12/10, 08/10/11	350,000,000	350,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	500,000,000	500,000,000
National Australia Bank Ltd.
0.28%, 10/29/10, 01/31/11	213,000,000	213,000,000
New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A
0.35%, 10/01/10, 10/01/21 (a)	1,300,000	1,300,000
Rabobank Nederland
0.26%, 10/05/10, 11/05/10	155,000,000	155,000,000
0.35%, 10/15/10, 09/15/11	125,000,000	125,000,000
Royal Bank of Canada
0.26%, 10/04/10, 11/04/10	75,000,000	75,000,000
Societe Generale
0.48%, 10/20/10, 06/20/11	94,000,000	94,000,000
Toronto Dominion Bank
0.26%, 10/12/10, 12/09/10	280,000,000	280,000,000
Westpac Banking Corp.
0.35%, 10/18/10, 09/16/11 (c)	237,000,000	237,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Westpac Securities NZ Ltd.
0.34%, 10/04/10, 02/03/11 (a)(c)	62,000,000	61,962,919

Total Variable-Rate Obligations
(Cost $2,881,134,106)		2,881,134,106

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 14.9% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	8,910,161	8,910,161

Repurchase Agreements 14.8%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $796,696,914
0.30%, issued 09/30/10, due 10/01/10	775,006,458	775,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $258,000,000
0.22%, issued 09/30/10, due 10/01/10	255,001,558	255,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $577,000,000
0.22%, issued 09/08/10, due 10/07/10	210,037,217	210,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $29,902,241
0.30%, issued 09/30/10, due 10/01/10	29,314,901	29,314,657
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $428,404,274
0.25%, issued 09/30/10, due 10/01/10	420,002,917	420,000,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $636,329,418
0.25%, issued 09/30/10, due 10/01/10	615,004,271	615,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $329,509,394
0.24%, issued 09/30/10, due 10/01/10	315,002,100	315,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $209,100,000
0.22%, issued 09/21/10, due 10/07/10	200,019,556	200,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $4,200,003
0.80%, issued 07/22/10, due 11/04/10 (d)	65,151,667	65,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $6,300,013
0.79%, issued 07/26/10, due 11/08/10 (d)	48,110,600	48,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $196,350,005
0.78%, issued 07/27/10, due 11/09/10 (d)	187,425,425	187,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $36,750,024
0.76%, issued 08/03/10, due 11/16/10 (d)	35,077,583	35,000,000
JP Morgan Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $103,000,000
0.40%, issued 09/30/10, due 10/01/10	100,001,111	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $164,000,000
0.21%, issued 09/22/10, due 10/01/10	160,008,400	160,000,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $101,908,801
0.30%, issued 09/30/10, due 10/01/10	100,000,833	100,000,000

Total Other Investments
(Cost $3,523,224,818)		3,523,224,818

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 2.0% of net assets

Other Government Related 0.9%
Straight A Funding, L.L.C.
0.27%, 11/03/10 (a)(b)(c)(f)	80,000,000	79,980,200
0.28%, 11/03/10 (a)(b)(c)(f)	10,000,000	9,997,434
0.27%, 11/05/10 (a)(b)(c)(f)	108,395,000	108,366,546

		198,344,180

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	133,000,000	132,992,315
0.20%, 01/13/11	133,000,000	132,923,156

		265,915,471

Total U.S. Government Securities
(Cost $464,259,651)		464,259,651

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $23,803,895,759.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

4

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,743,822,824 or 15.8% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $486,910,161 or 2.1% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47698SEP10

 5

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

72.0%		Fixed-Rate Obligations	22,795,580,444	22,795,580,444
12.9%		Variable-Rate Obligations	4,086,546,302	4,086,546,302
1.5%		U.S. Government Securities	464,120,014	464,120,014
13.7%		Other Investments	4,349,153,741	4,349,153,741

100.1%		Total Investments	31,695,400,501	31,695,400,501
(0	.1)%	Other Assets and Liabilities, Net		(37,958,890)

100.0%		Net Assets		31,657,441,611

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 72.0% of net assets

Bank Notes 3.7%
Bank of America, N.A.
0.52%, 11/01/10	193,000,000	193,000,000
0.28%, 12/01/10	169,000,000	169,000,000
0.29%, 12/01/10	58,000,000	58,000,000
0.28%, 12/08/10	16,000,000	16,000,000
0.57%, 01/26/11	275,000,000	275,000,000
0.55%, 02/01/11	253,000,000	253,000,000
0.46%, 02/04/11	190,000,000	190,000,000

		1,154,000,000

Certificates of Deposit 30.1%
Abbey National Treasury Services PLC
0.67%, 03/29/11 (a)	158,000,000	158,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	79,000,000	79,001,074
Banco Santander Central Hispano S.A.
0.65%, 02/04/11	83,000,000	83,000,000
0.64%, 03/03/11	116,000,000	116,000,000
Bank of Nova Scotia
0.25%, 10/01/10	7,000,000	7,000,000
0.24%, 10/28/10	27,000,000	27,000,000
0.21%, 10/29/10	221,000,000	221,000,000
0.23%, 11/03/10	270,000,000	270,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	39,000,000	39,000,000
0.60%, 10/25/10	276,000,000	276,000,000
0.57%, 11/09/10	9,000,000	9,001,362
0.42%, 12/16/10	150,000,000	150,028,448
Barclays Bank PLC
0.61%, 10/04/10	87,000,000	87,000,000
1.25%, 10/21/10	59,000,000	59,000,000
0.72%, 05/04/11	200,000,000	200,000,000
0.69%, 05/27/11	96,000,000	96,000,000
0.58%, 06/24/11	5,000,000	5,000,000
BNP Paribas
0.61%, 10/01/10	71,000,000	71,000,000
0.60%, 10/13/10	321,000,000	321,000,000
0.50%, 11/29/10	87,000,000	87,000,000
0.30%, 01/03/11	188,000,000	188,000,000
0.71%, 01/10/11	18,000,000	18,000,000
0.56%, 02/03/11	17,000,000	17,000,000
0.44%, 03/10/11	145,000,000	145,000,000
0.68%, 05/09/11	362,000,000	362,000,000
0.52%, 05/31/11	27,000,000	27,000,000
0.50%, 06/17/11	103,000,000	103,000,000
Citibank, N.A.
0.33%, 11/02/10	100,000,000	100,000,000
0.35%, 11/02/10	100,000,000	100,000,000
0.32%, 11/08/10	60,000,000	60,000,000
0.30%, 11/15/10	65,000,000	65,000,000
0.27%, 12/07/10	50,000,000	50,000,000
Commerzbank AG
0.39%, 11/10/10	97,000,000	97,000,000
0.38%, 11/12/10	62,000,000	62,000,000
Commonwealth Bank of Australia
0.48%, 10/06/10	6,000,000	6,000,000
0.25%, 11/01/10	47,000,000	47,000,000
0.25%, 11/04/10	50,000,000	50,000,000
0.28%, 11/30/10	200,000,000	200,000,000
0.27%, 12/01/10	24,000,000	24,000,000
Credit Agricole Corporate & Investment Bank
0.25%, 10/08/10	125,000,000	125,000,000
Deutsche Bank AG
0.21%, 10/28/10	111,000,000	111,000,000
0.50%, 06/21/11	94,000,000	94,000,000
DnB NOR Bank ASA
0.40%, 02/18/11	381,000,000	381,000,000
Intesa Sanpaolo
0.65%, 10/01/10	466,000,000	466,000,000
0.63%, 10/08/10	4,000,000	4,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	67,000,000	67,000,000
Lloyds TSB Bank PLC
0.62%, 10/12/10	45,000,000	45,000,000
1.20%, 11/02/10	88,000,000	88,000,000
0.47%, 03/07/11	131,000,000	131,000,000
0.47%, 03/23/11	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.57%, 10/06/10	50,000,000	50,000,000
0.27%, 10/25/10	60,000,000	60,000,000

 1

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.32%, 11/15/10	65,000,000	65,000,000
0.32%, 01/10/11	61,000,000	61,000,000
Mizuho Corporate Bank Ltd.
0.24%, 10/19/10	63,000,000	63,000,000
0.24%, 10/21/10	63,000,000	63,000,000
0.25%, 11/08/10	76,000,000	76,000,000
0.30%, 11/09/10	116,000,000	116,000,000
National Australia Bank Ltd.
0.30%, 11/19/10	216,000,000	216,000,000
0.27%, 12/10/10	23,000,000	23,000,000
Nationwide Building Society
0.53%, 03/02/11	4,000,000	4,000,084
Nordea Bank Finland PLC
0.35%, 10/01/10	19,000,000	19,000,000
0.25%, 10/14/10	98,000,000	98,000,000
Rabobank Nederland
0.56%, 10/01/10	8,000,000	8,000,000
Royal Bank of Scotland PLC
0.65%, 10/05/10	22,000,000	22,000,000
1.37%, 10/21/10	88,000,000	88,000,000
0.62%, 12/13/10	281,000,000	281,000,000
0.84%, 05/20/11	158,000,000	158,000,000
1.00%, 08/24/11	125,000,000	125,000,000
Societe Generale
0.62%, 10/05/10	48,000,000	48,000,000
0.32%, 12/03/10	124,000,000	124,000,000
0.42%, 04/01/11	200,000,000	200,000,000
0.40%, 04/08/11	47,000,000	47,000,000
State Street Bank & Trust
0.34%, 12/13/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.
0.25%, 10/15/10	200,000,000	200,000,000
0.32%, 11/10/10	20,000,000	20,000,000
0.30%, 11/15/10	79,000,000	79,000,000
0.30%, 11/17/10	84,000,000	84,000,000
Sumitomo Trust & Banking Co.
0.60%, 10/22/10	54,000,000	54,000,000
0.32%, 11/08/10	54,000,000	54,000,000
0.52%, 11/23/10	44,000,000	44,000,000
0.33%, 01/11/11	106,000,000	106,001,500
0.55%, 05/24/11	58,000,000	58,001,885
Toronto Dominion Bank
0.50%, 10/06/10	145,000,000	145,000,000
UBS AG
1.28%, 10/25/10	59,000,000	59,000,000
0.59%, 05/31/11	135,000,000	135,000,000
0.60%, 06/13/11	196,000,000	196,000,000
UniCredit Bank AG
0.73%, 10/28/10	93,000,000	93,000,000
UniCredit S.p.A.
0.72%, 10/12/10	7,000,000	7,000,000
0.73%, 10/26/10	24,000,000	24,000,000
0.73%, 11/08/10	60,000,000	60,000,000
0.65%, 11/15/10	30,000,000	30,000,000
0.65%, 11/18/10	160,000,000	160,000,000
0.95%, 02/22/11	135,000,000	135,000,000
Union Bank, N.A.
0.28%, 12/03/10	87,000,000	87,000,000
0.27%, 12/22/10	38,000,000	38,000,000

		9,537,034,353

Commercial Paper & Other Corporate Obligations 25.4%
Alpine Securitization Corp.
0.16%, 10/01/10 (a)(b)(c)	36,210,000	36,210,000
0.23%, 10/04/10 (a)(b)(c)	36,910,000	36,909,293
0.24%, 10/04/10 (a)(b)(c)	47,000,000	46,999,060
0.25%, 10/19/10 (a)(b)(c)	43,000,000	42,994,625
0.24%, 10/21/10 (a)(b)(c)	59,000,000	58,992,133
Argento Variable Funding Co., L.L.C.
0.49%, 12/02/10 (a)(b)(c)	35,000,000	34,970,464
0.52%, 02/22/11 (a)(b)(c)	120,000,000	119,750,400
Atlantis One Funding Corp.
0.25%, 10/13/10 (a)(b)(c)	106,000,000	105,991,167
0.24%, 10/29/10 (a)(b)(c)	6,000,000	5,998,880
0.31%, 12/10/10 (a)(b)(c)	121,000,000	120,927,064
0.30%, 12/14/10 (a)(b)(c)	393,000,000	392,757,650
Bank of America Corp.
0.33%, 11/12/10	312,000,000	311,879,880
BNZ International Funding Ltd.
0.28%, 12/02/10 (a)	35,000,000	34,983,122
0.29%, 12/02/10 (a)	42,000,000	41,979,023
CAFCO, L.L.C.
0.67%, 01/13/11 (a)(b)(c)	100,000,000	99,806,444
0.67%, 01/14/11 (a)(b)(c)	100,000,000	99,804,583
0.67%, 01/18/11 (a)(b)(c)	22,000,000	21,955,371
0.56%, 02/01/11 (a)(b)(c)	20,000,000	19,961,733
0.57%, 02/01/11 (a)(b)(c)	16,000,000	15,968,840
0.34%, 02/03/11 (a)(b)(c)	43,000,000	42,949,236
0.39%, 02/17/11 (a)(b)(c)	16,000,000	15,975,907
Cancara Asset Securitization, L.L.C.
0.29%, 10/26/10 (a)(b)(c)	75,000,000	74,984,896
0.41%, 11/03/10 (a)(b)(c)	70,000,000	69,973,692
0.39%, 11/05/10 (a)(b)(c)	195,000,000	194,926,063
0.37%, 11/08/10 (a)(b)(c)	6,000,000	5,997,657
0.60%, 02/04/11 (a)(b)(c)	54,000,000	53,886,600
Chariot Funding, L.L.C.
0.20%, 10/01/10 (a)(b)(c)	25,000,000	25,000,000
0.24%, 10/13/10 (a)(b)(c)	151,000,000	150,987,920
0.25%, 10/14/10 (a)(b)(c)	62,000,000	61,994,403
Ciesco, L.L.C.
0.35%, 02/14/11 (a)(b)(c)	18,000,000	17,976,200
Citigroup Funding, Inc.
0.60%, 10/18/10 (a)	88,000,000	87,975,067
0.72%, 12/03/10 (a)	178,000,000	177,775,720
0.64%, 01/14/11 (a)	67,000,000	66,874,933
0.40%, 03/08/11 (a)	66,000,000	65,884,133
Commonwealth Bank of Australia
0.29%, 11/16/10 (c)	40,000,000	39,985,178
CRC Funding, L.L.C.
0.30%, 01/10/11 (a)(b)(c)	8,000,000	7,993,267
0.67%, 01/14/11 (a)(b)(c)	100,000,000	99,804,583
0.67%, 01/18/11 (a)(b)(c)	69,000,000	68,860,026
0.56%, 02/02/11 (a)(b)(c)	100,000,000	99,807,111
0.55%, 02/03/11 (a)(b)(c)	30,000,000	29,942,708
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.27%, 10/04/10 (b)(c)	16,000,000	15,999,640
0.26%, 10/05/10 (b)(c)	45,000,000	44,998,700
0.40%, 11/01/10 (b)(c)	68,000,000	67,976,578
0.38%, 11/03/10 (b)(c)	118,000,000	117,958,897
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	87,000,000	87,000,000
Falcon Asset Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	40,000,000	40,000,000
0.23%, 10/01/10 (a)(b)(c)	73,000,000	73,000,000
Gemini Securitization Corp., L.L.C.
0.25%, 10/13/10 (a)(b)(c)	16,000,000	15,998,667
0.25%, 10/21/10 (a)(b)(c)	33,000,000	32,995,417
0.24%, 10/26/10 (a)(b)(c)	79,222,000	79,208,796
0.24%, 10/29/10 (a)(b)(c)	127,000,000	126,976,293

2

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
General Electric Capital Corp.
0.52%, 10/15/10	50,000,000	49,989,889
0.52%, 10/18/10	90,000,000	89,977,900
0.52%, 10/19/10	97,000,000	96,974,780
0.50%, 10/26/10	188,000,000	187,934,722
0.50%, 10/27/10	210,000,000	209,924,167
0.23%, 11/02/10	145,000,000	144,970,356
Grampian Funding, L.L.C.
0.29%, 10/14/10 (a)(b)(c)	156,000,000	155,983,663
0.51%, 03/17/11 (a)(b)(c)	161,000,000	160,619,101
Jupiter Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	25,000,000	25,000,000
Lloyds TSB Bank PLC
0.50%, 03/10/11	174,000,000	173,613,333
Manhattan Asset Funding Capital Co., L.L.C.
0.26%, 10/04/10 (a)(b)(c)	7,000,000	6,999,848
0.26%, 10/14/10 (a)(b)(c)	27,000,000	26,997,465
0.27%, 10/15/10 (a)(b)(c)	6,968,000	6,967,268
0.27%, 10/19/10 (a)(b)(c)	20,000,000	19,997,300
Market Street Funding Corp.
0.28%, 11/29/10 (a)(b)(c)	19,047,000	19,038,260
Nationwide Building Society
0.70%, 11/09/10	29,000,000	28,978,008
0.80%, 01/04/11	40,000,000	39,915,556
0.80%, 01/12/11	22,000,000	21,949,644
0.49%, 03/11/11	61,000,000	60,866,325
Nieuw Amsterdam Receivables Corp.
0.30%, 10/13/10 (a)(b)(c)	21,000,000	20,997,900
0.25%, 10/26/10 (a)(b)(c)	62,000,000	61,989,236
0.35%, 11/09/10 (a)(b)(c)	124,000,000	123,952,983
0.30%, 11/17/10 (a)(b)(c)	15,000,000	14,994,125
Nordea North America, Inc.
0.24%, 10/18/10 (a)	437,000,000	436,950,473
Ranger Funding Co., L.L.C.
0.25%, 10/01/10 (a)(b)(c)	44,159,000	44,159,000
0.25%, 10/14/10 (a)(b)(c)	29,971,000	29,968,294
Santander Central Hispano Finance (Delaware), Inc.
0.51%, 10/01/10 (a)	11,000,000	11,000,000
0.53%, 11/15/10 (a)	194,000,000	193,871,475
0.67%, 02/04/11 (a)	149,000,000	148,650,595
Sheffield Receivables Corp.
0.25%, 10/08/10 (a)(b)(c)	20,000,000	19,999,028
0.25%, 11/01/10 (a)(b)(c)	45,000,000	44,990,312
0.27%, 12/09/10 (a)(b)(c)	55,000,000	54,971,537
0.30%, 01/06/11 (a)(b)(c)	18,000,000	17,985,450
Societe Generale North America, Inc.
0.63%, 10/01/10 (a)	50,000,000	50,000,000
0.64%, 10/04/10 (a)	100,000,000	99,994,667
0.30%, 01/04/11 (a)	59,000,000	58,953,292
0.31%, 01/27/11 (a)	77,000,000	76,921,759
Solitaire Funding, L.L.C.
0.27%, 10/07/10 (a)(b)(c)	1,000,000	999,955
0.26%, 10/15/10 (a)(b)(c)	227,000,000	226,977,048
0.26%, 10/25/10 (a)(b)(c)	24,000,000	23,995,840
0.30%, 11/29/10 (a)(b)(c)	40,000,000	39,980,333
0.30%, 11/30/10 (a)(b)(c)	15,000,000	14,992,500
0.32%, 11/30/10 (a)(b)(c)	105,000,000	104,944,000
Sumitomo Mitsui Banking Corp.
0.25%, 10/27/10 (c)	30,000,000	29,994,583
Thames Asset Global Securitization No. 1, Inc.
0.31%, 10/06/10 (a)(b)(c)	154,782,000	154,775,336
Thunder Bay Funding, LLC
0.27%, 12/02/10 (a)(b)(c)	100,077,000	100,030,464
Ticonderoga Funding, L.L.C.
0.53%, 10/25/10 (a)(b)(c)	79,000,000	78,972,087
0.53%, 11/01/10 (a)(b)(c)	45,000,000	44,979,463
UBS Finance (Delaware), Inc.
0.19%, 10/01/10 (a)	85,000,000	85,000,000
UniCredit Bank Ireland PLC
0.74%, 10/14/10 (a)(c)	110,000,000	109,970,606
Variable Funding Capital Corp.
0.27%, 10/06/10 (a)(b)(c)	26,000,000	25,999,025
0.25%, 11/02/10 (a)(b)(c)	50,000,000	49,988,889
0.27%, 12/14/10 (a)(b)(c)	24,000,000	23,986,680
0.27%, 12/16/10 (a)(b)(c)	30,000,000	29,982,900
Windmill Funding Corp.
0.35%, 11/09/10 (a)(b)(c)	40,000,000	39,984,833

		8,033,110,273

Fixed-Rate Coupon Notes 1.6%
Federal Home Loan Bank
0.50%, 10/19/10	67,000,000	66,999,148
0.50%, 10/20/10	312,000,000	311,993,920
0.48%, 10/25/10	100,000,000	99,998,268
0.50%, 10/25/10	3,500,000	3,500,769
Freddie Mac
4.13%, 10/18/10	28,539,000	28,592,357

		511,084,462

Fixed-Rate Discount Notes 6.2%
Fannie Mae
0.18%, 10/01/10	36,596,000	36,596,000
0.18%, 10/06/10	3,000,000	2,999,925
0.12%, 10/20/10	10,000,000	9,999,393
0.17%, 10/20/10	127,000,000	126,988,940
0.18%, 10/20/10	50,000,000	49,995,382
0.17%, 11/01/10	45,000,000	44,993,413
0.17%, 11/01/10	7,000,000	6,998,975
0.20%, 11/01/10	25,000,000	24,995,802
0.17%, 11/09/10	296,500,000	296,445,395
0.17%, 11/10/10	13,000,000	12,997,545
0.17%, 11/15/10	148,000,000	147,968,550
0.18%, 11/17/10	5,600,000	5,598,721
Federal Home Loan Bank
0.17%, 10/08/10	8,975,000	8,974,703
0.18%, 10/08/10	178,600,000	178,593,781
0.16%, 10/13/10	246,500,000	246,486,853
0.17%, 10/13/10	72,000,000	71,995,920
0.18%, 10/13/10	2,610,000	2,609,843
0.17%, 10/22/10	108,000,000	107,989,290
0.17%, 11/05/10	100,000,000	99,983,472
0.18%, 11/05/10	17,000,000	16,997,108
0.17%, 11/10/10	225,000,000	224,957,500
0.16%, 11/12/10	4,000,000	3,999,253
0.18%, 11/12/10	29,100,000	29,093,889
Freddie Mac
0.17%, 10/04/10	2,000,000	1,999,972
0.18%, 10/05/10	3,000,000	2,999,940
0.17%, 10/13/10	42,000,000	41,997,620
0.18%, 10/18/10	1,000,000	999,915
0.14%, 10/26/10	53,000,000	52,994,847
0.17%, 10/26/10	25,000,000	24,997,049
0.16%, 11/01/10	5,120,000	5,119,295
0.17%, 11/10/10	50,000,000	49,990,833
0.17%, 11/17/10	35,000,000	34,992,232

		1,974,351,356

 3

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Promissory Note 0.4%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	120,000,000	120,000,000

Time Deposits 4.6%
Australia & New Zealand Banking Group Ltd.
0.20%, 10/01/10	179,000,000	179,000,000
0.22%, 10/01/10	150,000,000	150,000,000
0.22%, 10/04/10	145,000,000	145,000,000
Bank of Ireland
0.40%, 10/01/10	1,000,000	1,000,000
0.47%, 10/05/10	126,000,000	126,000,000
Citibank, N.A.
0.24%, 10/01/10	421,000,000	421,000,000
0.24%, 10/06/10	256,000,000	256,000,000
Commerzbank AG
0.16%, 10/01/10	188,000,000	188,000,000

		1,466,000,000

Total Fixed-Rate Obligations
(Cost $22,795,580,444)		22,795,580,444

Variable-Rate Obligations 12.9% of net assets

Allied Irish Bank PLC
0.56%, 10/07/10, 07/08/11	84,000,000	84,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.35%, 10/12/10, 12/13/10	60,000,000	60,000,000
0.41%, 10/07/10, 06/16/11	165,000,000	165,000,000
0.31%, 10/07/10, 06/28/11	90,000,000	90,000,000
Bank of America, N.A.
0.76%, 10/22/10, 10/21/11	174,000,000	174,000,000
Bank of Nova Scotia
0.26%, 10/04/10, 12/03/10	109,000,000	109,000,000
Barclays Bank PLC
0.46%, 10/12/10, 02/14/11	17,000,000	17,000,000
BNP Paribas
0.46%, 10/15/10, 06/15/11	167,000,000	167,000,000
Citigroup, Inc.
0.45%, 11/18/10, 05/18/11	75,000,000	74,806,781
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	322,000,000	322,000,000
Deutsche Bank AG
0.46%, 10/12/10, 01/10/11	100,000,000	99,998,530
0.35%, 10/28/10, 01/24/11	335,000,000	335,000,000
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	166,000,000	166,000,000
Federal Farm Credit Bank
0.27%, 10/28/10, 02/28/11	105,000,000	105,000,000
Federal Home Loan Bank
0.16%, 10/25/10, 07/25/11	75,000,000	74,972,054
Freddie Mac
0.38%, 10/12/10, 08/10/11	220,000,000	220,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	250,000,000	250,000,000
National Australia Bank Ltd.
0.28%, 10/29/10, 01/31/11	155,000,000	155,000,000
Rabobank Nederland
0.26%, 10/05/10, 11/05/10	100,000,000	100,000,000
0.26%, 10/12/10, 02/09/11	48,000,000	48,000,000
0.35%, 10/13/10, 09/13/11	116,000,000	116,000,000
Royal Bank of Canada
0.26%, 10/04/10, 11/04/10	75,000,000	75,000,000
Societe Generale
0.48%, 10/20/10, 06/20/11	86,000,000	86,000,000
Svenska Handelsbanken AB
0.58%, 10/04/10, 01/04/11 (c)	240,000,000	240,000,000
Tenderfoot Seasonal Housing, CO
Housing Facilities Revenue Notes Series 2000B
Series 2000B 0.26%, 10/07/10, 07/01/35 (a)	3,000,000	3,000,000
Texas
General Obligation Refunding Bonds (Veterans Land) Series 2006A
0.33%, 10/07/10, 12/01/27 (a)	25,000,000	25,000,000
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2
0.33%, 10/07/10, 12/01/33 (a)	32,000,000	32,000,000
Toronto Dominion Bank
0.26%, 10/12/10, 12/09/10	130,000,000	130,000,000
Wells Fargo & Co
0.63%, 10/12/10, 01/12/11	29,818,000	29,817,317
Westpac Banking Corp.
0.30%, 10/15/10, 03/15/11	50,000,000	49,997,673
0.31%, 10/01/10, 06/01/11	306,000,000	306,000,000
0.56%, 10/28/10, 10/28/11 (c)	100,000,000	100,000,000
Westpac Securities NZ Ltd.
0.34%, 10/04/10, 02/03/11 (a)(c)	77,000,000	76,953,947

Total Variable-Rate Obligations
(Cost $4,086,546,302)		4,086,546,302

U.S. Government Securities 1.5% of net assets

Other Government Related 0.4%
Straight A Funding, L.L.C.
0.27%, 11/03/10 (a)(b)(c)(f)	82,259,000	82,238,641
0.27%, 11/05/10 (a)(b)(c)(f)	50,000,000	49,986,875

		132,225,516

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	166,000,000	165,990,409
0.20%, 01/13/11	166,000,000	165,904,089

		331,894,498

Total U.S. Government Securities
(Cost $464,120,014)		464,120,014

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 13.7% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	3,957,867	3,957,867

4

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Repurchase Agreements 13.7%
Banc of Amreica Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,002,028,180
0.30%, issued 09/30/10, due 10/01/10	975,008,125	975,000,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $323,900,000
0.22%, issued 09/30/10, due 10/01/10	320,001,956	320,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $314,862,127
0.22%, issued 09/08/10, due 10/07/10	300,053,167	300,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $535,504,802
0.25%, issued 09/30/10, due 10/01/10	525,003,646	525,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,800,825
0.30%, issued 09/30/10, due 10/01/10	80,196,542	80,195,874
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $724,804,874
0.25%, issued 09/30/10, due 10/01/10	700,004,861	700,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $451,000,000
0.24%, issued 09/30/10, due 10/01/10	430,002,867	430,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $209,200,000
0.22%, issued 09/21/10, due 10/07/10	200,019,556	200,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $169,050,015
0.80%, issued 07/22/10, due 11/04/10 (d)	161,375,667	161,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $68,250,008
0.79%, issued 07/26/10, due 11/08/10 (d)	65,149,771	65,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $93,450,003
0.78%, issued 07/27/10, due 11/09/10 (d)	89,202,475	89,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $99,750,012
0.76%, issued 08/03/10, due 11/16/10 (d)	95,210,583	95,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $15,750,021
0.63%, issued 08/23/10, due 12/06/10 (d)	15,027,563	15,000,000
JPMorgan Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $154,300,000
0.40%, issued 09/30/10, due 10/01/10	150,001,667	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $147,000,000
0.21%, issued 09/22/10, due 10/01/10	140,007,350	140,000,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $101,800,000
0.30%, issued 09/30/10, due 10/01/10	100,000,833	100,000,000

Total Other Investments
(Cost $4,349,153,741)		4,349,153,741

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $31,695,400,501.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,887,458,784 or 18.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $548,957,867 or 1.7% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 5

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47711SEP10

6

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

68.9%		Fixed-Rate Obligations	609,190,947	609,190,947
10.5%		Variable-Rate Obligations	92,914,767	92,914,767
16.5%		Other Investments	145,734,877	145,734,877
6.8%		U.S. Government Securities	59,982,985	59,982,985

102.7%		Total Investments	907,823,576	907,823,576
(2	.7)%	Other Assets and Liabilities, Net		(23,967,382)

100.0%		Net Assets		883,856,194

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 68.9% of net assets

Bank Notes 2.7%
Bank of America, N.A.
0.40%, 10/25/10	11,000,000	11,000,000
0.29%, 11/08/10	7,000,000	7,000,000
0.28%, 12/01/10	6,000,000	6,000,000

		24,000,000

Certificates of Deposit 32.6%
Abbey National Treasury Services PLC
0.61%, 11/02/10 (a)	3,000,000	3,000,027
0.67%, 03/29/11 (a)	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	5,000,000	5,000,068
Banco Santander Central Hispano S.A.
0.64%, 03/03/11	9,000,000	9,000,000
Bank of Nova Scotia
0.24%, 10/28/10	8,000,000	8,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	1,000,000	1,000,000
0.42%, 12/16/10	8,500,000	8,502,150
0.30%, 01/05/11	1,000,000	1,000,000
Barclays Bank PLC
1.25%, 10/21/10	2,000,000	2,000,000
0.87%, 12/10/10	5,000,000	5,000,000
0.72%, 05/04/11	6,000,000	6,000,000
BNP Paribas
0.60%, 10/13/10	6,000,000	6,000,000
0.30%, 01/03/11	8,000,000	8,000,000
0.71%, 01/10/11	1,000,000	1,000,000
0.61%, 01/28/11	4,000,000	4,000,000
0.56%, 02/03/11	1,000,000	1,000,000
0.44%, 03/10/11	5,000,000	5,000,000
0.50%, 06/17/11	18,000,000	18,000,000
Citibank, N.A.
0.32%, 11/08/10	9,000,000	9,000,000
0.33%, 11/09/10	20,000,000	20,000,000
Commerzbank AG
0.39%, 11/10/10	3,000,000	3,000,000
Deutsche Bank AG
0.29%, 11/09/10	2,000,000	2,000,000
DnB NOR Bank ASA
0.40%, 02/18/11	10,000,000	10,000,000
Intesa Sanpaolo
0.65%, 10/01/10	2,000,000	2,000,000
0.63%, 10/08/10	10,000,000	10,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	3,000,000	3,000,000
Lloyds TSB Bank PLC
0.62%, 10/12/10	5,000,000	5,000,000
1.20%, 11/02/10	3,000,000	3,000,000
0.63%, 02/07/11	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.56%, 10/01/10	7,000,000	7,000,000
0.40%, 10/28/10	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
0.24%, 10/18/10	6,000,000	6,000,000
0.30%, 11/09/10	2,000,000	2,000,000
National Australia Bank Ltd.
0.30%, 11/19/10	5,000,000	5,000,000
0.27%, 12/10/10	1,000,000	1,000,000
Nationwide Building Society
0.53%, 03/02/11	3,000,000	3,000,063
Rabobank Nederland
0.56%, 10/01/10	4,000,000	4,000,000
Royal Bank of Scotland PLC
1.37%, 10/21/10	3,000,000	3,000,000
0.62%, 12/13/10	4,000,000	4,000,000
1.00%, 08/24/11	10,000,000	10,000,000
Societe Generale
0.62%, 10/05/10	7,000,000	7,000,000
0.32%, 12/03/10	4,000,000	4,000,000
0.40%, 04/08/11	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.32%, 11/08/10	10,000,000	10,000,000
0.30%, 11/15/10	3,000,000	3,000,000
Sumitomo Trust & Banking Co.
0.60%, 10/22/10	3,000,000	3,000,000
0.32%, 11/08/10	2,000,000	2,000,000
0.33%, 01/11/11	4,000,000	4,000,056
UBS AG
1.28%, 10/25/10	1,000,000	1,000,000
0.70%, 01/31/11	5,000,000	5,000,000
0.48%, 02/09/11	7,000,000	7,000,000

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.59%, 05/31/11	5,000,000	5,000,000
UniCredit Bank AG
0.73%, 10/28/10	2,000,000	2,000,000
UniCredit S.p.A.
0.73%, 11/08/10	9,000,000	9,000,000
0.65%, 11/18/10	1,000,000	1,000,000
0.95%, 02/22/11	10,000,000	10,000,000

		288,502,364

Commercial Paper & Other Corporate Obligations 21.8%
Alpine Securitization Corp.
0.24%, 10/21/10 (a)(b)(c)	6,000,000	5,999,200
Argento Variable Funding Co., L.L.C.
0.49%, 12/02/10 (a)(b)(c)	4,000,000	3,996,624
Atlantis One Funding Corp.
0.25%, 10/13/10 (a)(b)(c)	3,000,000	2,999,750
0.27%, 11/12/10 (a)(b)(c)	3,800,000	3,798,803
Bank of America Corp.
0.29%, 12/01/10	8,000,000	7,996,069
BNZ International Funding Ltd.
0.29%, 12/02/10 (a)	2,000,000	1,999,001
CAFCO, L.L.C.
0.67%, 01/18/11 (a)(b)(c)	6,000,000	5,987,828
0.59%, 01/20/11 (a)(b)(c)	2,000,000	1,996,362
0.34%, 02/03/11 (a)(b)(c)	1,000,000	998,819
Cancara Asset Securitization, L.L.C.
0.27%, 10/07/10 (a)(b)(c)	5,000,000	4,999,775
0.26%, 10/12/10 (a)(b)(c)	5,000,000	4,999,603
Ciesco, L.L.C.
0.58%, 01/10/11 (a)(b)(c)	8,000,000	7,986,982
Citigroup Funding, Inc.
0.60%, 10/18/10 (a)	2,000,000	1,999,433
0.49%, 02/07/11 (a)	1,000,000	998,244
0.40%, 03/08/11 (a)	7,000,000	6,987,711
0.40%, 03/16/11 (a)	3,000,000	2,994,467
CRC Funding, L.L.C.
0.30%, 01/10/11 (a)(b)(c)	2,000,000	1,998,317
0.57%, 02/01/11 (a)(b)(c)	2,000,000	1,996,105
0.55%, 02/03/11 (a)(b)(c)	1,000,000	998,090
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.27%, 10/04/10 (b)(c)	4,000,000	3,999,910
0.40%, 11/01/10 (b)(c)	2,000,000	1,999,311
0.38%, 11/03/10 (b)(c)	1,000,000	999,652
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	2,000,000	2,000,000
Falcon Asset Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	14,000,000	14,000,000
Gemini Securitization Corp., L.L.C.
0.25%, 10/21/10 (a)(b)(c)	7,018,000	7,017,025
General Electric Capital Corp.
0.52%, 10/15/10	9,000,000	8,998,180
0.52%, 10/18/10	12,000,000	11,997,053
Grampian Funding, L.L.C.
0.58%, 02/10/11 (a)(b)(c)	1,000,000	997,873
0.50%, 03/15/11 (a)(b)(c)	3,000,000	2,993,125
0.51%, 03/17/11 (a)(b)(c)	5,000,000	4,988,171
HSBC USA, Inc.
0.30%, 11/09/10	4,000,000	3,998,722
Jupiter Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	5,000,000	5,000,000
Lloyds TSB Bank PLC
0.50%, 03/10/11	1,000,000	997,778
Market Street Funding Corp.
0.28%, 11/29/10 (a)(b)(c)	2,000,000	1,999,082
Nationwide Building Society
0.70%, 11/09/10	1,000,000	999,242
Nieuw Amsterdam Receivables Corp.
0.25%, 10/26/10 (a)(b)(c)	1,000,000	999,826
0.35%, 11/05/10 (a)(b)(c)	5,000,000	4,998,299
Nordea North America, Inc.
0.25%, 10/13/10 (a)	1,000,000	999,917
0.24%, 10/18/10 (a)	4,000,000	3,999,547
Santander Central Hispano Finance (Delaware), Inc.
0.43%, 11/22/10 (a)	3,000,000	2,998,137
0.67%, 02/04/11 (a)	4,000,000	3,990,620
Sheffield Receivables Corp.
0.30%, 01/06/11 (a)(b)(c)	2,000,000	1,998,383
Societe Generale North America, Inc.
0.63%, 10/01/10 (a)	4,000,000	4,000,000
0.24%, 10/07/10 (a)	3,000,000	2,999,880
Solitaire Funding, L.L.C.
0.53%, 10/18/10 (a)(b)(c)	2,000,000	1,999,499
0.50%, 10/20/10 (a)(b)(c)	2,000,000	1,999,472
0.45%, 10/25/10 (a)(b)(c)	1,000,000	999,700
Thames Asset Global Securitization No. 1, Inc.
0.31%, 10/06/10 (a)(b)(c)	5,000,000	4,999,785
Ticonderoga Funding, L.L.C.
0.53%, 10/25/10 (a)(b)(c)	3,000,000	2,998,940
Variable Funding Capital Corp.
0.27%, 10/06/10 (a)(b)(c)	1,000,000	999,963
0.27%, 12/14/10 (a)(b)(c)	7,000,000	6,996,115

		192,694,390

Fixed-Rate Coupon Notes 3.3%
Federal Home Loan Bank
0.50%, 10/19/10	8,000,000	7,999,898
0.50%, 10/20/10	16,000,000	15,999,688
0.48%, 10/25/10	5,000,000	4,999,914

		28,999,500

Fixed-Rate Discount Notes 5.2%
Fannie Mae
0.17%, 11/01/10	10,000,000	9,998,536
0.17%, 11/01/10	1,000,000	999,854
0.17%, 11/03/10	4,000,000	3,999,377
Federal Home Loan Bank
0.17%, 10/22/10	31,000,000	30,996,926

		45,994,693

Promissory Note 0.3%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	3,000,000	3,000,000

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.22%, 10/01/10	5,000,000	5,000,000
0.22%, 10/04/10	6,000,000	6,000,000
Bank of Ireland
0.47%, 10/05/10	3,000,000	3,000,000

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Svenska Handelsbanken AB
0.20%, 10/01/10	12,000,000	12,000,000

		26,000,000

Total Fixed-Rate Obligations
(Cost $609,190,947)		609,190,947

Variable-Rate Obligations 10.5% of net assets

Allied Irish Bank PLC
0.56%, 10/07/10, 07/08/11	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.41%, 10/07/10, 06/16/11	5,000,000	5,000,000
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	13,000,000	13,000,000
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	5,000,000	5,000,000
Freddie Mac
0.38%, 10/12/10, 08/10/11	15,000,000	15,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	10,000,000	10,000,000
National Australia Bank Ltd.
0.28%, 10/29/10, 01/31/11	5,000,000	5,000,000
New York City IDA
Revenue Bonds (Allway Tools) Series 1997
Ser 97 - Citibank 0.55%, 10/07/10, 08/01/17 (a)	105,000	105,000
Palm Springs, CA
Certificates of Participation Series 2002A
2002 Series A 0.50%, 10/07/10, 08/01/27 (a)	7,810,000	7,810,000
Toronto Dominion Bank
0.26%, 10/12/10, 12/09/10	5,000,000	5,000,000
Westpac Banking Corp.
0.30%, 10/15/10, 03/15/11	5,000,000	4,999,767
0.31%, 10/01/10, 06/01/11	20,000,000	20,000,000

Total Variable-Rate Obligations
(Cost $92,914,767)		92,914,767

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 16.5% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	59,677	59,677

Repurchase Agreements 16.5%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,500,000
0.22%, issued 09/08/10, due 10/07/10	15,002,658	15,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $5,789,002
0.30%, issued 09/30/10, due 10/01/10	5,675,247	5,675,200
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $82,700,000
0.25%, issued 09/30/10, due 10/01/10	80,000,556	80,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,463,150
0.22%, issued 09/23/10, due 10/01/10	10,000,489	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,909,308
0.21%, issued 09/24/10, due 10/01/10	20,000,817	20,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $5,250,011
0.78%, issued 07/27/10, due 11/09/10 (d)	5,011,375	5,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $10,500,008
0.76%, issued 08/03/10, due 11/16/10 (d)	10,022,167	10,000,000

Total Other Investments
(Cost $145,734,877)		145,734,877

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 6.8% of net assets

Other Government Related 5.7%
Straight A Funding, L.L.C.
0.27%, 11/03/10 (a)(b)(c)(f)	10,000,000	9,997,525
0.28%, 11/03/10 (a)(b)(c)(f)	20,000,000	19,994,867
0.27%, 11/05/10 (a)(b)(c)(f)	15,000,000	14,996,063
0.25%, 12/06/10 (a)(b)(c)(f)	5,000,000	4,997,708

		49,986,163

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	5,000,000	4,999,711
0.20%, 01/13/11	5,000,000	4,997,111

		9,996,822

Total U.S. Government Securities
(Cost $59,982,985)		59,982,985

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $907,823,576.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $187,786,229 or 21.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $18,059,677 or 2.0% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

IDA —	Industrial development agency/authority

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47699SEP10

4

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

			Cost	Value
Holdings by Category			($)	($)

70.1%		Fixed-Rate Obligations	1,105,964,904	1,105,964,904
12.0%		Variable-Rate Obligations	188,992,275	188,992,275
14.2%		Other Investments	224,835,300	224,835,300
4.0%		U.S. Government Securities	62,982,842	62,982,842

100.3%		Total Investments	1,582,775,321	1,582,775,321
(0	.3)%	Other Assets and Liabilities, Net		(4,654,796)

100.0%		Net Assets		1,578,120,525

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Fixed-Rate Obligations 70.1% of net assets

Bank Notes 5.2%
Bank of America, N.A.
0.28%, 12/01/10	7,000,000	7,000,000
0.29%, 12/01/10	37,000,000	37,000,000
0.57%, 01/26/11	10,000,000	10,000,000
0.55%, 02/01/11	7,000,000	7,000,000
Chase Bank USA, N.A.
0.24%, 11/23/10	21,000,000	21,000,000

		82,000,000

Certificates of Deposit 31.3%
Abbey National Treasury Services PLC
0.67%, 03/29/11 (a)	7,000,000	7,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.62%, 11/19/10	9,000,000	9,000,122
Banco Santander Central Hispano S.A.
0.64%, 03/03/11	13,000,000	13,000,000
Bank of Nova Scotia
0.24%, 10/28/10	30,000,000	30,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.80%, 10/22/10	6,000,000	6,000,000
0.57%, 11/09/10	6,000,000	6,000,908
0.42%, 12/16/10	7,000,000	7,001,771
Barclays Bank PLC
1.25%, 10/21/10	4,000,000	4,000,000
0.72%, 05/04/11	2,000,000	2,000,000
0.60%, 06/22/11	11,000,000	11,000,000
0.58%, 06/24/11	3,000,000	3,000,000
BNP Paribas
0.61%, 10/01/10	4,000,000	4,000,000
0.30%, 01/03/11	12,000,000	12,000,000
0.67%, 01/19/11	6,000,000	6,000,000
0.61%, 01/28/11	4,000,000	4,000,000
0.56%, 02/03/11	22,000,000	22,000,000
Citibank, N.A.
0.32%, 11/08/10	19,000,000	19,000,000
0.33%, 11/09/10	30,000,000	30,000,000
Commerzbank AG
0.39%, 11/10/10	8,000,000	8,000,000
Commonwealth Bank of Australia
0.25%, 11/01/10	8,000,000	8,000,000
Deutsche Bank AG
0.29%, 11/09/10	10,000,000	10,000,000
0.50%, 06/21/11	8,000,000	8,000,000
DnB NOR Bank ASA
0.40%, 02/18/11	19,000,000	19,000,000
Intesa Sanpaolo
0.65%, 10/01/10	11,000,000	11,000,000
0.40%, 11/19/10	3,000,000	3,000,000
Landesbank Hessen-Thuringen Girozentrale
0.65%, 11/04/10	3,000,000	3,000,000
Lloyds TSB Bank PLC
0.62%, 10/12/10	15,000,000	15,000,000
1.20%, 11/02/10	6,000,000	6,000,000
0.63%, 02/07/11	9,000,000	9,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.57%, 10/06/10	7,000,000	7,000,000
0.40%, 10/28/10	9,000,000	9,000,000
Mizuho Corporate Bank Ltd.
0.24%, 10/18/10	6,000,000	6,000,000
0.24%, 10/19/10	1,000,000	1,000,000
0.30%, 11/09/10	9,000,000	9,000,000
Nationwide Building Society
0.53%, 03/02/11	4,000,000	4,000,084
Rabobank Nederland
0.56%, 10/01/10	17,000,000	17,000,000
Royal Bank of Scotland PLC
1.37%, 10/21/10	6,000,000	6,000,000
0.62%, 12/13/10	6,000,000	6,000,000
0.99%, 04/20/11	6,000,000	6,000,000
1.00%, 08/24/11	20,000,000	20,000,000
Societe Generale
0.32%, 12/03/10	9,000,000	9,000,000
0.42%, 04/01/11	2,000,000	2,000,000
0.40%, 04/08/11	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.32%, 11/08/10	2,000,000	2,000,000
0.32%, 11/10/10	3,000,000	3,000,000
0.31%, 11/22/10	5,000,000	5,000,000
0.30%, 01/04/11	8,000,000	8,000,000

 1

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
Sumitomo Trust & Banking Co.
0.41%, 10/29/10	5,000,000	5,000,000
0.37%, 11/05/10	4,000,000	4,000,000
0.33%, 01/07/11	4,000,000	4,000,055
UBS AG
1.28%, 10/25/10	4,000,000	4,000,000
0.48%, 02/09/11	7,000,000	7,000,000
0.59%, 05/31/11	12,000,000	12,000,000
UniCredit Bank AG
0.73%, 10/28/10	4,000,000	4,000,000
UniCredit S.p.A.
0.73%, 10/26/10	10,000,000	10,000,000
0.73%, 11/08/10	7,000,000	7,000,000
0.65%, 11/15/10	2,000,000	2,000,000
0.95%, 02/22/11	15,000,000	15,000,000

		494,002,940

Commercial Paper & Other Corporate Obligations 24.0%
Alpine Securitization Corp.
0.24%, 10/07/10 (a)(b)(c)	9,450,000	9,449,622
Argento Variable Funding Co., L.L.C.
0.49%, 12/02/10 (a)(b)(c)	6,000,000	5,994,937
Atlantis One Funding Corp.
0.25%, 10/13/10 (a)(b)(c)	1,000,000	999,917
0.24%, 10/29/10 (a)(b)(c)	8,000,000	7,998,507
0.27%, 11/12/10 (a)(b)(c)	8,000,000	7,997,480
0.30%, 12/14/10 (a)(b)(c)	2,000,000	1,998,767
Bank of America Corp.
0.30%, 11/10/10	2,000,000	1,999,333
CAFCO, L.L.C.
0.67%, 01/18/11 (a)(b)(c)	12,000,000	11,975,657
0.57%, 02/01/11 (a)(b)(c)	4,000,000	3,992,210
Chariot Funding, L.L.C.
0.24%, 10/13/10 (a)(b)(c)	3,000,000	2,999,760
0.25%, 10/14/10 (a)(b)(c)	2,000,000	1,999,819
0.30%, 11/08/10 (a)(b)(c)	5,000,000	4,998,417
Ciesco, L.L.C.
0.70%, 01/11/11 (a)(b)(c)	8,000,000	7,984,133
0.64%, 01/13/11 (a)(b)(c)	1,000,000	998,151
0.35%, 02/14/11 (a)(b)(c)	3,500,000	3,495,372
Citigroup Funding, Inc.
0.72%, 12/03/10 (a)	3,000,000	2,996,220
0.59%, 02/01/11 (a)	6,000,000	5,987,905
0.40%, 03/16/11 (a)	14,000,000	13,974,178
CRC Funding, L.L.C.
0.67%, 01/18/11 (a)(b)(c)	1,000,000	997,971
0.55%, 02/03/11 (a)(b)(c)	10,000,000	9,980,903
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.27%, 10/04/10 (b)(c)	12,000,000	11,999,730
0.38%, 11/03/10 (b)(c)	1,000,000	999,652
Deutsche Bank Financial, L.L.C.
0.16%, 10/01/10 (a)	4,000,000	4,000,000
Falcon Asset Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	9,000,000	9,000,000
0.23%, 10/01/10 (a)(b)(c)	16,000,000	16,000,000
Gemini Securitization Corp., L.L.C.
0.25%, 10/13/10 (a)(b)(c)	12,000,000	11,999,000
0.24%, 10/29/10 (a)(b)(c)	8,000,000	7,998,507
General Electric Capital Corp.
0.52%, 10/15/10	8,000,000	7,998,382
0.52%, 10/18/10	9,000,000	8,997,790
0.50%, 10/26/10	23,000,000	22,992,014
Grampian Funding, L.L.C.
0.36%, 11/16/10 (a)(b)(c)	12,000,000	11,994,480
0.50%, 03/15/11 (a)(b)(c)	1,000,000	997,708
0.51%, 03/17/11 (a)(b)(c)	3,000,000	2,992,902
HSBC USA, Inc.
0.30%, 11/09/10	7,000,000	6,997,763
Jupiter Securitization Corp.
0.20%, 10/01/10 (a)(b)(c)	20,000,000	20,000,000
Nationwide Building Society
0.70%, 11/09/10	3,000,000	2,997,725
0.48%, 03/18/11	1,000,000	997,760
Nieuw Amsterdam Receivables Corp.
0.25%, 10/26/10 (a)(b)(c)	7,000,000	6,998,785
0.35%, 11/09/10 (a)(b)(c)	4,000,000	3,998,483
Old Line Funding, L.L.C.
0.24%, 10/01/10 (a)(b)(c)	10,000,000	10,000,000
Ranger Funding Co., L.L.C.
0.25%, 10/21/10 (a)(b)(c)	14,000,000	13,998,055
Santander Central Hispano Finance (Delaware), Inc.
0.43%, 11/22/10 (a)	3,000,000	2,998,137
0.67%, 02/04/11 (a)	12,000,000	11,971,860
Sheffield Receivables Corp.
0.34%, 10/01/10 (a)(b)(c)	23,000,000	23,000,000
Societe Generale North America, Inc.
0.63%, 10/01/10 (a)	9,000,000	9,000,000
0.64%, 10/04/10 (a)	8,000,000	7,999,573
0.31%, 01/27/11 (a)	3,000,000	2,996,952
Solitaire Funding, L.L.C.
0.27%, 10/07/10 (a)(b)(c)	5,000,000	4,999,775
0.31%, 10/12/10 (a)(b)(c)	2,000,000	1,999,811
0.53%, 10/18/10 (a)(b)(c)	4,000,000	3,998,999
0.26%, 10/25/10 (a)(b)(c)	9,000,000	8,998,440
Sumitomo Mitsui Banking Corp.
0.25%, 10/27/10 (c)	5,000,000	4,999,097
Ticonderoga Funding, L.L.C.
0.38%, 10/26/10 (a)(b)(c)	3,000,000	2,999,208

		378,739,847

Fixed-Rate Coupon Notes 3.9%
Federal Home Loan Bank
0.50%, 10/19/10	15,000,000	14,999,809
0.50%, 10/20/10	30,000,000	29,999,415
Freddie Mac
4.13%, 10/18/10	16,000,000	16,029,914

		61,029,138

Fixed-Rate Discount Notes 3.4%
Fannie Mae
0.15%, 10/25/10	12,900,000	12,898,710
0.15%, 11/09/10	17,000,000	16,997,237
Federal Home Loan Bank
0.17%, 10/22/10	15,000,000	14,998,513
0.17%, 11/05/10	1,000,000	999,835
Freddie Mac
0.16%, 10/26/10	2,850,000	2,849,683
0.17%, 11/10/10	5,450,000	5,449,001

		54,192,979

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.95%, 11/04/10 (c)(d)	7,000,000	7,000,000

2

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Time Deposits 1.8%
Australia & New Zealand Bank Group Ltd.
0.22%, 10/01/10	23,000,000	23,000,000
Bank of Ireland
0.47%, 10/05/10	6,000,000	6,000,000

		29,000,000

Total Fixed-Rate Obligations
(Cost $1,105,964,904)		1,105,964,904

Variable-Rate Obligations 12.0% of net assets

Allied Irish Bank PLC
0.56%, 10/07/10, 07/08/11	4,000,000	4,000,000
Banco Bilbao Vizcaya Argentaria S.A.
0.41%, 10/07/10, 06/16/11	9,000,000	9,000,000
BNP Paribas
0.46%, 10/15/10, 06/15/11	13,000,000	13,000,000
Commonwealth Bank of Australia
0.31%, 10/12/10, 12/10/10 (c)	15,000,000	15,000,000
Dexia Credit Local
0.46%, 10/07/10, 06/29/11	9,000,000	9,000,000
Eagle County, CO
Housing Facilities Revenue Bonds (BC Housing) Series 1997B
0.26%, 10/07/10, 06/01/27 (a)	1,500,000	1,500,000
Federal Farm Credit Bank
0.27%, 10/28/10, 02/28/11	10,000,000	10,000,000
Freddie Mac
0.38%, 10/12/10, 08/10/11	25,000,000	25,000,000
JPMorgan Chase Bank, N.A.
0.26%, 10/21/10, 10/21/11	38,000,000	38,000,000
Labcon, N.A.
Bonds Series 2010
0.37%, 10/07/10, 01/01/40 (a)	2,495,000	2,495,000
National Australia Bank Ltd.
0.28%, 10/29/10, 01/31/11	8,000,000	8,000,000
Rabobank Nederland
0.26%, 10/12/10, 02/09/11	1,000,000	1,000,000
Societe Generale
0.48%, 10/20/10, 06/20/11	3,000,000	3,000,000
Texas
General Obligation Refunding Bonds (Veterans Land) Series 2006A
0.33%, 10/07/10, 12/01/27 (a)	2,000,000	2,000,000
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2
0.33%, 10/07/10, 12/01/33 (a)	1,000,000	1,000,000
Westpac Banking Corp.
0.30%, 10/15/10, 03/15/11	20,000,000	19,999,069
0.31%, 10/01/10, 06/01/11	10,000,000	10,000,000
0.35%, 10/18/10, 09/16/11 (c)	14,000,000	14,000,000
Westpac Securities NZ Ltd.
0.34%, 10/04/10, 02/03/11 (a)(c)	3,000,000	2,998,206

Total Variable-Rate Obligations
(Cost $188,992,275)		188,992,275

	Face/
	Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 14.2% of net assets

Whistlejacket Capital, L.L.C.

n/a, n/a (c)(d)(e)	198,914	198,914

Repurchase Agreements 14.2%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $4,142,775
0.18%, issued 09/29/10, due 10/06/10	4,000,140	4,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,900,000
0.22%, issued 09/08/10, due 10/07/10	25,004,431	25,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $21,049,841
0.30%, issued 09/30/10, due 10/01/10	20,636,558	20,636,386
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $159,900,000
0.25%, issued 09/30/10, due 10/01/10	155,001,076	155,000,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,470,775
0.24%, issued 09/30/10, due 10/01/10	10,000,067	10,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $4,200,003
0.80%, issued 07/22/10, due 11/04/10 (d)	4,009,333	4,000,000
Tri-Party Repurchase Agreement Collateralized by Equity Securities with a value of $6,300,013
0.79%, issued 07/26/10, due 11/08/10 (d)	6,013,825	6,000,000

Total Other Investments
(Cost $224,835,300)		224,835,300

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

U.S. Government Securities 4.0% of net assets

Other Government Related 2.9%
Straight A Funding, L.L.C.
0.27%, 11/03/10 (a)(b)(c)(f)	25,000,000	24,993,812
0.27%, 11/05/10 (a)(b)(c)(f)	20,000,000	19,994,750

		44,988,562

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.16%, 10/14/10	9,000,000	8,999,480

 3

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)
0.20%, 01/13/11	9,000,000	8,994,800

		17,994,280

Total U.S. Government Securities
(Cost $62,982,842)		62,982,842

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $1,582,775,321.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $348,019,937 or 22.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $17,198,914 or 1.1% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47700SEP10

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 18, 2010